                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 64.9%
            BASIC MATERIALS -- 4.2%
     297    Alcoa, Inc. ......................................  $    8,880
     607    Companhia Vale do Rio Doce ADR (G)................      14,073
     376    Dow Chemical Co. .................................      12,992
     212    DuPont (E.I.) de Nemours & Co. ...................       8,396
     417    Mittal Steel Co. (G) .............................      14,262
     230    Newmont Mining Corp. .............................      11,788
                                                                ----------
                                                                    70,391
                                                                ----------
            CAPITAL GOODS -- 1.8%
     112    American Standard Cos., Inc. .....................       4,334
      84    Boeing Co. .......................................       6,480
     176    Deere & Co. (G) ..................................      12,794
     159    Goodrich Corp. ...................................       6,427
                                                                ----------
                                                                    30,035
                                                                ----------
            CONSUMER CYCLICAL -- 5.1%
     203    Altria Group, Inc. ...............................      16,226
     149    Best Buy Co., Inc. ...............................       6,756
     472    D.R. Horton, Inc. ................................      10,113
     414    Dollar General Corp. .............................       5,559
     310    Federated Department Stores, Inc. ................      10,874
     581    Gap, Inc. ........................................      10,075
     376    Home Depot, Inc. .................................      13,054
     276    Newell Rubbermaid, Inc. ..........................       7,273
     136    Toyota Motor Corp. (A)............................       7,148
                                                                ----------
                                                                    87,078
                                                                ----------
            CONSUMER STAPLES -- 3.3%
     128    Clorox Co. .......................................       7,678
     246    Coca-Cola Co. ....................................      10,947
     154    PepsiCo, Inc. ....................................       9,754
     256    Procter & Gamble Co. .............................      14,359
     571    Unilever N.V. NY Shares...........................      13,526
                                                                ----------
                                                                    56,264
                                                                ----------
            ENERGY -- 4.4%
     160    ConocoPhillips....................................      10,989
     149    EnCana Corp. .....................................       8,044
     548    Exxon Mobil Corp. ................................      37,102
     384    Williams Cos., Inc. ..............................       9,317
     185    XTO Energy, Inc. .................................       8,674
                                                                ----------
                                                                    74,126
                                                                ----------
            FINANCE -- 12.4%
     320    American International Group, Inc. ...............      19,407
     587    Bank of America Corp. ............................      30,231
     638    Citigroup, Inc. ..................................      30,799
     401    Countrywide Financial Corp. ......................      14,353
     502    E*Trade Financial Corp. (D).......................      11,704
     172    Federal Home Loan Mortgage Corp. .................       9,975
      50    Goldman Sachs Group, Inc. ........................       7,592
     249    ING Groep N.V. ADR................................      10,080
     150    Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................      20,577
      12    ORIX Corp. (A)....................................       3,054
     147    State Street Corp. ...............................       8,841

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     333    UBS AG............................................  $   18,106
     423    UnitedHealth Group, Inc. .........................      20,232
      67    Wellpoint, Inc. (D)...............................       5,006
                                                                ----------
                                                                   209,957
                                                                ----------
            HEALTH CARE -- 7.8%
     272    Abbott Laboratories...............................      12,970
     301    Amgen, Inc. (D)...................................      20,999
   1,097    Boston Scientific Corp. (D).......................      18,651
     243    Bristol-Myers Squibb Co. .........................       5,834
     143    Cardinal Health, Inc. ............................       9,561
     613    Elan Corp. plc ADR (D)(G).........................       9,397
     353    Lilly (Eli) & Co. ................................      20,017
     243    Sanofi-Aventis S.A. ADR...........................      11,497
     518    Schering-Plough Corp. ............................      10,584
     383    Shionogi & Co., Ltd. (A)..........................       7,258
     119    Wyeth.............................................       5,758
                                                                ----------
                                                                   132,526
                                                                ----------
            SERVICES -- 5.6%
     454    Accenture Ltd. Class A............................      13,269
     154    Autodesk, Inc. (D)................................       5,236
     306    Comcast Corp. Class A (D)(G)......................      10,510
     386    News Corp. Class A................................       7,419
   2,019    Sun Microsystems, Inc. (D)........................       8,784
     242    United Parcel Service, Inc. Class B...............      16,642
     298    Viacom, Inc. Class B (D)..........................      10,380
     403    Walt Disney Co. ..................................      11,974
     946    XM Satellite Radio Holdings, Inc. Class A (D)
              (G).............................................      10,977
                                                                ----------
                                                                    95,191
                                                                ----------
            TECHNOLOGY -- 19.1%
     361    Adobe Systems, Inc. (D)...........................      10,301
     321    American Tower Corp. Class A (D)(G)...............      10,853
   1,096    AT&T, Inc. .......................................      32,859
     239    Broadcom Corp. Class A (D)........................       5,738
     991    Cisco Systems, Inc. (D)...........................      17,682
     560    Corning, Inc. (D).................................      10,670
   1,943    EMC Corp. (D).....................................      19,724
     993    Flextronics International Ltd. (D)................      11,255
   1,344    General Electric Co. .............................      43,919
      40    Google, Inc. (D)..................................      15,541
     244    Lexmark International, Inc. ADR (D)...............      13,210
     149    Lockheed Martin Corp. ............................      11,896
     398    Marvell Technology Group Ltd. (D).................       7,374
     354    Maxim Integrated Products, Inc. ..................      10,389
     491    Medtronic, Inc. ..................................      24,800
   1,004    Microsoft Corp. ..................................      24,119
     642    Oracle Corp. (D)..................................       9,608
     299    Qualcomm, Inc. ...................................      10,532
      10    Samsung Electronics Co., Ltd. (A).................       6,263
     182    Sharp Corp. (A)...................................       3,077
     795    Sprint Nextel Corp. ..............................      15,745
     286    Tyco International Ltd. ..........................       7,454
                                                                ----------
                                                                   323,009
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 0.3%
     313    Southwest Airlines Co. ...........................  $    5,624
                                                                ----------
            UTILITIES -- 0.9%
      49    E.On AG (A).......................................       5,858
     153    Exelon Corp. .....................................       8,870
                                                                ----------
                                                                    14,728
                                                                ----------
            Total common stock
              (cost $1,093,363)...............................  $1,098,929
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  2,000    Oregon School Boards Association,
              4.76%, Taxable Pension 06/30/2028...............  $    1,767
   2,050    State of Illinois,
              5.10%, Taxable Pension 06/01/2033...............       1,864
                                                                ----------
            Total municipal bonds
              (cost $4,028)...................................  $    3,631
                                                                ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.9%
            FINANCE -- 4.9%
   1,380    Banc of America Commercial Mortgage, Inc.,
              5.35%, 09/10/2047 (L)...........................  $    1,336
     985    Bear Stearns Alt-A Trust,
              5.99%, 03/25/2036 (L)...........................         988
   1,755    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.30%, 10/12/2042 (L)...........................       1,698
     730    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.47%, 04/12/2038...............................         723
     655    Centex Home Equity,
              4.72%, 10/25/2031...............................         641
   2,750    Citigroup/Deutsche Bank Commercial Mortgage,
              5.23%, 07/15/2044 (L)...........................       2,671
   2,750    Commercial Mortgage Pass Through Certificates,
              5.12%, 06/10/2044...............................       2,636
  10,000    Connecticut RRB Special Purpose Trust CL&P,
              6.21%, 12/30/2011...............................      10,256
   2,730    Credit Suisse Mortgage Capital Certificates,
              5.61%, 12/15/2015...............................       2,699
   3,000    Goldman Sachs Mortgage Securities Corp.,
              4.75%, 07/10/2039...............................       2,810
   2,750    Greenwich Capital Commercial Funding Corp.,
              5.22%, 09/10/2015...............................       2,658
     878    Indymac Index Mortgage Loan Trust,
              5.90%, 06/25/2036 (L)...........................         878

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  1,895    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.34%, 12/15/2044 (L)...........................  $    1,837
   3,050    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.48%, 12/12/2044...............................       2,997
  10,000    MBNA Credit Card Master Note Trust,
              4.95%, 06/15/2009...............................       9,985
   2,750    Merrill Lynch Mortgage Trust,
              5.05%, 07/12/2038...............................       2,625
   2,875    Morgan Stanley Dean Witter Capital I,
              5.23%, 09/15/2042...............................       2,778
  10,000    Peco Energy Transition Trust,
              6.13%, 03/01/2009...............................      10,092
  10,000    PSE&G Transition Funding LLC,
              6.61%, 06/15/2015...............................      10,567
   2,461    Residential Accredit Loans, Inc.,
              5.26%, 02/25/2035...............................       2,425
   2,575    Susquehanna Auto Lease Trust,
              5.21%, 03/16/2009 (I)...........................       2,574
   3,000    Wachovia Bank Commercial Mortgage Trust,
              5.12%, 07/15/2042 (G)...........................       2,877
      31    Wells Fargo Mortgage Backed Securities Trust,
              4.53%, 04/25/2035 (L)...........................          30
   2,113    Wells Fargo Mortgage Backed Securities Trust,
              4.55%, 03/25/2035 (L)...........................       2,061
   2,980    Wells Fargo Mortgage Backed Securities Trust,
              5.55%, 04/25/2036 (L)...........................       2,965
                                                                ----------
            Total asset & commercial mortgage backed
              securities
              (cost $85,262)..................................  $   83,807
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 12.6%
            BASIC MATERIALS -- 0.6%
   4,000    Alcan, Inc.,
              6.45%, 03/15/2011...............................  $    4,117
   5,000    Alcoa, Inc.,
              7.375%, 08/01/2010..............................       5,328
                                                                ----------
                                                                     9,445
                                                                ----------
            CAPITAL GOODS -- 0.1%
   2,000    Rockwell Automation, Inc.,
              6.70%, 01/15/2028...............................       2,135
                                                                ----------
            CONSUMER CYCLICAL -- 0.9%
   1,900    DaimlerChrysler NA Holdings Corp.,
              5.875%, 03/15/2011..............................       1,884
   1,975    DaimlerChrysler NA Holdings Corp.,
              6.50%, 11/15/2013 (G)...........................       1,996
     250    Sysco Corp.,
              6.50%, 08/01/2028...............................         263
   4,000    Target Corp.,
              5.875%, 11/01/2008..............................       4,047

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$  6,000    Wal-Mart Stores, Inc.,
              6.875%, 08/10/2009..............................  $    6,246
                                                                ----------
                                                                    14,436
                                                                ----------
            CONSUMER STAPLES -- 1.6%
   2,000    Archer Daniels Midland Co.,
              8.125%, 06/01/2012..............................       2,242
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11/01/2008...............................       4,030
   2,000    Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................       2,014
   3,906    ConAgra Foods, Inc.,
              6.70%, 08/01/2027...............................       4,115
   2,025    Diageo Capital plc,
              4.375%, 05/03/2010..............................       1,942
     500    Pepsi Bottling Group, Inc.,
              7.00%, 03/01/2029...............................         548
   3,000    PepsiAmericas, Inc.,
              6.375%, 05/01/2009..............................       3,055
   6,892    Procter & Gamble Co.,
              9.36%, 01/01/2021...............................       8,578
     800    Weyerhaeuser Co.,
              7.375%, 03/15/2032..............................         828
                                                                ----------
                                                                    27,352
                                                                ----------
            ENERGY -- 0.3%
   4,000    National Fuel Gas Co.,
              6.00%, 03/01/2009...............................       4,036
     500    Texaco Capital, Inc.,
              8.625%, 06/30/2010..............................         558
                                                                ----------
                                                                     4,594
                                                                ----------
            FINANCE -- 6.3%
   3,675    Ace INA Holdings, Inc.,
              5.875%, 06/15/2014..............................       3,608
   2,100    Ambac Financial Group, Inc.,
              5.95%, 12/05/2035...............................       1,991
     250    American General Finance Corp.,
              6.625%, 02/15/2029..............................         262
   4,000    AXA Financial, Inc.,
              7.00%, 04/01/2028...............................       4,254
   1,475    Bank of America Corp.,
              5.875%, 02/15/2009..............................       1,491
   3,000    Bank of America Corp.,
              7.40%, 01/15/2011...............................       3,215
   1,010    BB&T Corp.,
              4.90%, 06/30/2017...............................         930
   3,700    Berkshire Hathaway Finance Corp.,
              4.85%, 01/15/2015...............................       3,490
   1,875    Brandywine Operating Partners,
              6.00%, 04/01/2016...............................       1,838
     500    BSCH Issuance Ltd.,
              7.625%, 11/03/2009..............................         533
     750    Citigroup, Inc.,
              3.625%, 02/09/2009..............................         719

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
$  1,600    Citigroup, Inc.,
              6.00%, 10/31/2033...............................  $    1,556
     500    Citigroup, Inc.,
              6.50%, 01/18/2011...............................         520
   1,980    Credit Suisse First Boston USA, Inc.,
              4.875%, 01/15/2015..............................       1,854
   1,500    Developers Divers Realty,
              5.375%, 10/15/2012..............................       1,458
   3,350    EOP Operating L.P.,
              4.75%, 03/15/2014...............................       3,083
   2,725    ERAC USA Finance Co.,
              7.35%, 06/15/2008 (I)...........................       2,805
     885    Everest Re Holdings,
              5.40%, 10/15/2014...............................         833
  10,000    Financing Corp.,
              9.80%, 2018.....................................      13,738
     545    First Union National Bank,
              5.80%, 12/01/2008...............................         550
   2,600    HSBC Bank USA, Inc.,
              3.875%, 09/15/2009..............................       2,481
   2,200    International Lease Finance Corp.,
              5.00%, 09/15/2012...............................       2,120
   2,000    Jackson National Life Insurance Co.,
              8.15%, 03/15/2027 (I)...........................       2,364
   1,655    John Deere Capital Corp.,
              4.875%, 10/15/2010..............................       1,614
   2,795    JP Morgan Chase & Co.,
              5.125%, 09/15/2014..............................       2,662
     250    KeyCorp Capital II,
              6.875%, 03/17/2029..............................         254
   1,550    Kimco Realty Corp.,
              5.78%, 03/15/2016...............................       1,518
   2,335    Liberty Mutual Group, Inc.,
              5.75%, 03/15/2014 (I)...........................       2,217
   1,000    MBIA, Inc.,
              7.00%, 12/15/2025...............................       1,050
   3,650    Metlife, Inc.,
              6.375%, 06/15/2034..............................       3,644
     250    National City Corp.,
              6.875%, 05/15/2019..............................         269
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 02/15/2024 (I)..........................       3,654
   2,000    Prudential Funding LLC,
              6.75%, 09/15/2023 (I)...........................       2,100
     500    Reliastar Financial Corp.,
              8.00%, 10/30/2006...............................         503
     250    Republic New York Capital I,
              7.75%, 11/15/2026...............................         260
   3,100    Simon Property Group L.P.,
              6.10%, 05/01/2016...............................       3,109
   1,500    Sovereign Capital,
              7.91%, 06/13/2036...............................       1,585
     200    State Street Corp.,
              7.65%, 06/15/2010...............................         214
   3,000    Torchmark Corp.,
              8.25%, 08/15/2009...............................       3,209

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  2,000    Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................  $    2,002
   4,000    UnitedHealth Group, Inc.,
              5.00%, 08/15/2014...............................       3,775
   3,100    US Bank NA,
              4.95%, 10/30/2014...............................       2,933
   1,005    Wachovia Capital Trust I,
              5.80%, 08/26/2049...............................         989
   3,000    Wachovia Corp.,
              5.625%, 12/15/2008..............................       3,011
   1,740    Wellpoint, Inc.,
              5.00%, 01/15/2011...............................       1,697
   4,000    Wells Fargo Bank NA,
              6.45%, 02/01/2011...............................       4,153
     580    Willis Group North America,
              5.63%, 07/15/2015...............................         543
   4,165    XL Capital Europe plc,
              6.50%, 01/15/2012...............................       4,252
                                                                ----------
                                                                   106,910
                                                                ----------
            HEALTH CARE -- 0.6%
   4,000    Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................       4,273
     685    CVS Corp.,
              4.875%, 09/15/2014..............................         634
   1,600    Pharmacia Corp.,
              6.60%, 12/01/2028...............................       1,742
   4,000    Wyeth,
              6.95%, 03/15/2011...............................       4,208
                                                                ----------
                                                                    10,857
                                                                ----------
            SERVICES -- 0.8%
   3,000    Cox Communications, Inc.,
              5.45%, 12/15/2014...............................       2,797
   4,000    FedEx Corp.,
              3.50%, 04/01/2009...............................       3,803
   1,570    Harrah's Operating Co.,
              6.50%, 06/01/2016...............................       1,545
   2,100    News America, Inc.,
              6.40%, 12/15/2035...............................       1,974
   3,040    Viacom, Inc.,
              6.875%, 04/30/2036 (I)..........................       2,915
                                                                ----------
                                                                    13,034
                                                                ----------
            TECHNOLOGY -- 1.2%
   4,000    Comcast Cable Communications, Inc.,
              6.875%, 06/15/2009..............................       4,132
     500    Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................         591
   1,800    Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2030...............................       2,106
     665    Embarq Corp.,
              7.99%, 06/01/2036...............................         682
   7,725    General Electric Co.,
              5.00%, 02/01/2013...............................       7,477

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
$  3,100    Telecom Italia Capital,
              5.25%, 10/01/2015...............................  $    2,850
   2,600    Verizon Communications, Inc.,
              5.55%, 02/15/2016...............................       2,476
     250    Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................         264
     250    Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................         273
                                                                ----------
                                                                    20,851
                                                                ----------
            UTILITIES -- 0.2%
     500    Alabama Power Co.,
              7.125%, 10/01/2007..............................         509
   1,500    Midamerican Energy Holdings,
              6.125%, 04/01/2036 (I)..........................       1,443
   1,150    Northern Border Pipeline Co.,
              7.75%, 09/01/2009...............................       1,219
     250    TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................         256
                                                                ----------
                                                                     3,427
                                                                ----------
            Total corporate bonds:
              investment grade
              (cost $211,070).................................  $  213,041
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 10.1%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.2%
   3,676    Financing Corp. Strip,
              4.40% 2013 (M)..................................  $    2,508
                                                                ----------
            U.S. TREASURY SECURITIES -- 9.9%
  16,175    2.00% 2016 (O)(G).................................      15,925
  15,000    2.375% 2025 (O)(G)................................      15,940
  14,300    2.625% 2009 (G)...................................      13,497
  24,725    3.50% 2010 (G)....................................      23,595
   9,500    3.75% 2008 (G)....................................       9,300
  28,975    3.875% 2010 (G)...................................      27,936
  19,650    4.375% 2010 (G)...................................      19,241
  20,125    4.875% 2011 (S)(G)................................      20,086
   8,800    5.375% 2031 (G)...................................       9,099
  11,775    6.25% 2023 (G)....................................      13,185
                                                                ----------
                                                                   167,804
                                                                ----------
            Total U.S. government securities
              (cost $172,240).................................  $  170,312
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 1.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.9%
   3,280    2.50% 2013........................................  $    3,180
  12,286    6.50% 2036 (Q)....................................      12,436
                                                                ----------
                                                                    15,616
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.1%
     120    4.50% 2036 (Q)....................................         110
     475    6.50% 2036........................................         481
                                                                ----------
                                                                       591
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
$  3,762    6.00% 2023 -- 2034................................  $    3,770
   2,695    6.50% 2026 -- 2035................................       2,756
   2,923    7.00% 2031 -- 2036................................       3,017
     564    8.00% 2029 -- 2031................................         598
      44    9.00% 2023........................................          48
                                                                ----------
                                                                    10,189
                                                                ----------
            Total U.S. government agencies
              (cost $26,152)..................................  $   26,396
                                                                ----------
            Total long-term investments
              (cost $1,592,115)...............................  $1,596,116
                                                                ----------
SHORT-TERM INVESTMENTS -- 19.0%
            REPURCHASE AGREEMENTS @ -- 1.8%
  10,608    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $   10,608
   2,285    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       2,285
   4,407    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       4,407
   6,283    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................       6,283
     229    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................         229
   6,120    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       6,120
                                                                ----------
                                                                    29,932
                                                                ----------
            FEDERAL HOME LOAN BANK -- 2.2%
  18,500    5.17%, 08/22/2006 (M).............................      18,444
  19,000    5.18%, 08/25/2006 (M).............................      18,935
                                                                ----------
                                                                    37,379
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.2%
  37,450    5.21% 08/01/2006 (M)..............................      37,450
                                                                ----------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.8%
 216,937    BNY Institutional Cash Reserve Fund...............     216,937
                                                                ----------
            Total short-term investments
              (cost $321,698).................................  $  321,698
                                                                ----------
            Total investments in securities
              (cost $1,913,813) (C)...........................  $1,917,814
            Other assets & liabilities........................    (224,638)
                                                                ----------
            Total net assets..................................  $1,693,176
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.10% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $53,235, which represents 3.14% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,931,814 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 59,570
      Unrealized depreciation........................   (73,570)
                                                       --------
      Net unrealized depreciation....................  $(14,000)
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $20,072, which represents 1.19% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $12,546.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2006.

                 FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                       UNREALIZED
                             NUMBER OF                                APPRECIATION
      DESCRIPTION            CONTRACTS   POSITION     EXPIRATION     (DEPRECIATION)
      -----------            ---------   --------   --------------   --------------
      S&P Mini futures
        contracts               122        Long     September 2006        $193
      CBT 2 Year U.S.
        Treasury Note
        futures contracts        30        Long     September 2006          20
      CBT 5 Year U.S.
        Treasury Note
        futures contracts        68        Long     September 2006          55
                                                                          ----
                                                                          $268
                                                                          ====

     These contracts had a market value of $21,010 as of July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $1,938          $1,925          08/01/06              $13
Japanese Yen                                      Buy             1,081            1,083          08/03/06               (2)
                                                                                                                        ---
                                                                                                                        $11
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.7%
EQUITY FUNDS -- 99.7%
    523     Hartford Capital Appreciation Fund, Class Y.......  $ 20,359
  2,251     Hartford Disciplined Equity Fund, Class Y.........    28,636
    168     Hartford Dividend and Growth Fund, Class Y........     3,422
     11     Hartford Equity Income Fund, Class Y..............       147
    577     Hartford Global Leaders Fund, Class Y.............    10,889
    716     Hartford Growth Fund, Class Y (D).................    12,567
    228     Hartford Growth Opportunities Fund, Class Y.......     6,362
    552     Hartford International Capital Appreciation Fund,
              Class Y.........................................     7,830
    252     Hartford International Opportunities Fund, Class
              Y...............................................     3,990
    878     Hartford International Small Company Fund, Class
              Y...............................................    13,414
    233     Hartford MidCap Value Fund, Class Y...............     3,220
    291     Hartford Select MidCap Growth Fund, Class Y.......     3,062
    205     Hartford Select MidCap Value, Class Y.............     2,318
     73     Hartford Select SmallCap Growth Fund, Class Y.....       717
    627     Hartford Small Company Fund, Class Y (D)..........    13,500
    630     Hartford SmallCap Growth Fund, Class Y (D)........    18,304
  1,337     Hartford Value Fund, Class Y......................    16,297
    779     Hartford Value Opportunities Fund, Class Y........    13,209
                                                                --------
            Total equity funds
              (cost $169,680).................................  $178,243
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $169,680) (C).............................  $178,243
            Other assets and liabilities......................       531
                                                                --------
            Total net assets..................................  $178,774
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $169,686 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $9,126
      Unrealized depreciation..........................    (569)
                                                         ------
      Net unrealized appreciation......................  $8,557
                                                         ======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
EQUITY FUNDS -- 59.7%
1,746    Hartford Capital Appreciation Fund, Class Y.......  $ 67,939
3,136    Hartford Disciplined Equity Fund, Class Y.........    39,892
  904    Hartford Dividend and Growth Fund, Class Y........    18,387
   70    Hartford Equity Income Fund, Class Y..............       934
1,858    Hartford Global Leaders Fund, Class Y.............    35,042
  631    Hartford Growth Fund, Class Y (D).................    11,075
  809    Hartford Growth Opportunities Fund, Class Y.......    22,603
2,031    Hartford International Capital Appreciation Fund,
           Class Y.........................................    28,804
  752    Hartford International Opportunities Fund, Class
           Y...............................................    11,890
  774    Hartford International Small Company Fund, Class
           Y...............................................    11,829
  836    Hartford MidCap Value Fund, Class Y...............    11,576
1,050    Hartford Select MidCap Growth Fund, Class Y.......    11,049
  688    Hartford Select MidCap Value, Class Y.............     7,799
   75    Hartford Select SmallCap Growth Fund, Class Y.....       733
1,601    Hartford Small Company Fund, Class Y (D)..........    34,495
  747    Hartford SmallCap Growth Fund, Class Y (D)........    21,709
  580    Hartford Stock Fund, Class Y......................    11,709
1,020    Hartford Value Fund, Class Y......................    12,431
2,072    Hartford Value Opportunities Fund, Class Y........    35,114
                                                             --------
         Total equity funds
           (cost $371,419).................................  $395,010
                                                             --------
FIXED INCOME FUNDS -- 37.9%
3,692    Hartford Floating Rate Fund, Class Y..............  $ 37,254
1,592    Hartford High Yield Fund, Class Y.................    12,320
2,462    Hartford Income Fund, Class Y.....................    24,895
6,426    Hartford Inflation Plus Fund, Class Y.............    66,576

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
3,796    Hartford Short Duration Fund, Class Y.............  $ 37,313
6,910    Hartford Total Return Bond Fund, Class Y..........    72,629
                                                             --------
         Total fixed income funds
           (cost $256,878).................................  $250,987
                                                             --------
MONEY MARKET FUND -- 1.9%
12,381   Hartford Money Market Fund, Class Y...............  $ 12,381
                                                             --------
         Total money market fund
           (cost $12,378)..................................  $ 12,381
                                                             --------
         Total investments in affiliated investment
           companies (C)
           (cost $640,675).................................  $658,378
         Other assets and liabilities......................     3,197
                                                             --------
         Total net assets..................................  $661,575
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $640,675 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $25,038
      Unrealized depreciation.........................   (7,335)
                                                        -------
      Net unrealized appreciation.....................  $17,703
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- 95.1%
            BASIC MATERIALS -- 10.9%
   44,666   Aluminum Corp. of China Ltd. (A)..................  $    29,874
    1,809   Aracruz Celulose S.A. ADR.........................       90,425
    1,502   Arch Coal, Inc. ..................................       56,986
    1,652   BHP Billiton Ltd. ADRG............................       69,723
    4,202   Cameco Corp.G.....................................      167,644
    6,070   Companhia Vale do Rio Doce ADRG...................      140,831
    5,216   Dow Chemical Co. .................................      180,355
    1,583   Inco Ltd. (U).....................................      123,079
      981   Newmont Mining Corp. .............................       50,277
      515   Peabody Energy Corp. .............................       25,703
      780   Phelps Dodge Corp. ...............................       68,160
    2,338   Rio Tinto plc (A).................................      121,495
    1,695   Teck Cominco Ltd. Class B.........................      112,151
      929   United States Steel Corp.G........................       58,586
    3,853   Vedanta Resources plc (A).........................       95,253
                                                                -----------
                                                                  1,390,542
                                                                -----------
            CAPITAL GOODS -- 6.3%
    1,353   3M Co. ...........................................       95,244
    2,300   Boeing Co. .......................................      178,066
    1,796   Caterpillar, Inc. ................................      127,268
    2,704   Ingersoll-Rand Co. Class A........................       96,814
    1,681   ITT Corp.(G)......................................       84,949
    1,333   Joy Global, Inc. .................................       50,010
      852   National Oilwell Varco, Inc. (D)..................       57,091
    8,483   Xerox Corp. (D)...................................      119,524
                                                                -----------
                                                                    808,966
                                                                -----------
            CONSUMER CYCLICAL -- 4.5%
    2,261   eBay, Inc. (D)(U).................................       54,422
    5,441   Federated Department Stores, Inc. (T)(G)..........      191,048
    2,304   Lotte Shopping Co. GDR (D)(G).....................       39,354
    5,458   Toyota Motor Corp. (A)............................      287,305
                                                                -----------
                                                                    572,129
                                                                -----------
            CONSUMER STAPLES -- 3.0%
    3,755   Bunge Ltd.(G).....................................      204,926
    2,328   Coca-Cola Co. ....................................      103,587
      423   Cosan S.A. Industria E Comercio (D)...............       27,396
      862   Procter & Gamble Co. .............................       48,450
                                                                -----------
                                                                    384,359
                                                                -----------
            ENERGY -- 8.2%
    1,201   Canadian Natural Resources(G).....................       63,931
    5,334   Halliburton Co. ..................................      177,956
    1,180   Nabors Industries Ltd. (D)(G).....................       41,667
      900   Occidental Petroleum Corp. .......................       96,975
    3,284   Sasol Ltd. ADR(G).................................      120,348
    1,337   Schlumberger Ltd.(G)..............................       89,365
      900   Valero Energy Corp. ..............................       60,687
    3,577   Weatherford International Ltd. (D)................      167,523
    4,855   XTO Energy, Inc. .................................      228,154
                                                                -----------
                                                                  1,046,606
                                                                -----------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- 17.3%
    4,587   ACE Ltd. .........................................  $   236,384
      943   Aflac, Inc. ......................................       41,615
    9,188   Akbank T.A.S (A)..................................       43,968
    1,500   American International Group, Inc. ...............       91,005
    1,844   Assurant, Inc.(G).................................       88,840
      201   Augsburg Re AG (A)(H).............................           65
    1,115   Bank of America Corp. ............................       57,466
    3,004   Capital One Financial Corp.(G)....................      232,367
    3,130   Citigroup, Inc. ..................................      151,220
    3,482   Countrywide Financial Corp. ......................      124,771
    1,896   European Capital Ltd. (A)(H)(V)...................       22,748
    1,296   Federal Home Loan Mortgage Corp. .................       74,980
      550   Genworth Financial, Inc. .........................       18,849
    9,067   ICICI Bank Ltd. (D) (I)...........................      107,267
    1,043   Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................      143,579
      265   ORIX Corp. (A)....................................       69,171
    7,213   Reliance Communication (A)(D) (I).................       40,760
    5,465   Reliance Zero (A)(D) (I)..........................      115,057
    1,449   Shinsei Bank Ltd. (A).............................        9,043
    1,121   UBS AG(G).........................................       60,993
    3,234   Uniao de Bancos Brasileiros S.A. GDR(G)...........      224,356
    1,000   UnitedHealth Group, Inc. .........................       47,830
    2,677   Wellpoint, Inc. (D)...............................      199,422
                                                                -----------
                                                                  2,201,756
                                                                -----------
            HEALTH CARE -- 8.8%
    1,738   Abbott Laboratories...............................       83,024
    2,043   Amgen, Inc. (D)...................................      142,500
    2,975   AstraZeneca plc ADR...............................      181,576
   10,500   Boston Scientific Corp. (D).......................      178,604
    2,949   CVS Corp. ........................................       96,475
    3,307   Lilly (Eli) & Co. ................................      187,750
    3,494   Teva Pharmaceutical Industries Ltd. ADR(G)........      115,595
    2,733   Wyeth.............................................      132,473
                                                                -----------
                                                                  1,117,997
                                                                -----------
            SERVICES -- 6.6%
    1,928   Clear Channel Communications, Inc. ...............       55,824
      736   Fluor Corp. ......................................       64,599
       25   Harvey Weinstein Master L.P. (A)(H)...............       25,200
    1,533   Hilton Hotels Corp.(G)............................       36,689
    7,085   News Corp. Class A................................      136,312
    2,518   Starwood Hotels & Resorts.........................      132,412
   13,000   Sun Microsystems, Inc. (D)........................       56,550
      891   United Parcel Service, Inc. Class B...............       61,413
    9,345   Walt Disney Co.(G)................................      277,465
                                                                -----------
                                                                    846,464
                                                                -----------
            TECHNOLOGY -- 26.2%
    4,138   Adobe Systems, Inc. (D)(G)........................      117,983
    2,031   Amdocs Ltd. (D)...................................       73,688
    2,000   America Movil S.A. de C.V. ADR....................       71,560
      508   Apple Computer, Inc. (D)..........................       34,524
    9,943   AT&T, Inc.(G).....................................      298,194
    7,878   China Mobile (Hong Kong) Ltd. (A).................       50,932

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    6,926   Cisco Systems, Inc. (D)...........................  $   123,629
   11,735   Citigroup Global Certificate -- Bharti
              Televentures (A)(D) (I).........................       96,107
    1,509   Cognex Corp.(G)...................................       35,617
       82   Cognos, Inc. (D)..................................        2,547
    5,584   Corning, Inc. (D).................................      106,487
   13,804   EMC Corp. (D).....................................      140,108
    9,942   General Electric Co. .............................      324,991
      399   Google, Inc. (D)..................................      154,408
    4,699   Hewlett-Packard Co. ..............................      149,929
    9,673   Hon Hai Precision Industry Co., Ltd. (A)..........       57,320
    1,040   International Business Machines Corp. ............       80,475
    3,331   Lockheed Martin Corp. ............................      265,422
    6,362   Marvell Technology Group Ltd. (D).................      118,011
    5,289   Medtronic, Inc.(G)................................      267,220
    4,000   Microsoft Corp. ..................................       96,120
    2,000   Mobile Telesystems OJSC ADR.......................       63,880
    9,178   Motorola, Inc. ...................................      208,880
    8,969   Oracle Corp. (D)(G)...............................      134,266
    1,009   Qualcomm, Inc.(G).................................       35,570
      316   Samsung Electronics Co., Ltd. (A).................      200,932
    3,199   Turkcell Iletisim Hizmet ADR......................       36,431
                                                                -----------
                                                                  3,345,231
                                                                -----------
            TRANSPORTATION -- 2.2%
    1,400   ACE Aviation Holdings, Inc. (D)...................       35,546
   67,533   Air China Ltd. (A)................................       25,974
    3,474   Royal Caribbean Cruises Ltd.(G)...................      117,772
    6,027   Ryanair Holdings (A)(D) (I).......................       59,858
      990   US Airways Group, Inc. (D)(J).....................       45,213
                                                                -----------
                                                                    284,363
                                                                -----------
            UTILITIES -- 1.1%
      700   Exelon Corp. (G)..................................       40,530
    1,610   TXU Corp. ........................................      103,378
                                                                -----------
                                                                    143,908
                                                                -----------
            Total common stock
              (cost $10,991,261)..............................  $12,142,321
                                                                -----------
PREFERRED STOCKS -- 0.1%
            TECHNOLOGY -- 0.1%
       22   Goldman Sachs Group (D)...........................  $     8,519
    6,325   SensAble Technologies, Inc. (A)(H)................           --
                                                                -----------
            Total preferred stocks
              (cost $11,611)..................................  $     8,519
                                                                -----------
PRINCIPAL                                                          Market
AMOUNT (B)                                                        Value (W)
----------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
             FINANCE -- 0.2%
  GBP 397    Augsburg Re AG,
               0.00%, 12/31/2049 (A)(H)+.......................  $       742
   23,500    UBS Luxembourg S.A.,
               6.23%, 02/11/2015...............................       23,409
                                                                 -----------
             Total corporate bonds: investment grade
               (cost $24,699)..................................  $    24,151
                                                                 -----------
             Total long-term investments
               (cost $11,027,571)..............................  $12,174,991
                                                                 -----------
SHORT-TERM INVESTMENTS -- 12.0%
             REPURCHASE AGREEMENTS @ -- 4.9%
  219,539    Bank of America Securities Joint Repurchase
               Agreement,
               5.28%, 08/01/2006...............................  $   219,539
   47,285    BNP Paribas TriParty Joint Repurchase Agreement,
               5.28%, 08/01/2006...............................       47,285
   91,193    Deutsche Bank Securities TriParty Joint Repurchase
               Agreement,
               5.28%, 08/01/2006...............................       91,193
  130,035    Morgan Stanley & Co., Inc. TriParty Joint
               Repurchase Agreement,
               5.28%, 08/01/2006...............................      130,035
    4,732    UBS Securities LLC Joint Repurchase Agreement,
               5.23%, 08/01/2006...............................        4,732
  126,657    UBS Securities LLC TriParty Joint Repurchase
               Agreement,
               5.28%, 08/01/2006...............................      126,657
                                                                 -----------
                                                                     619,441
                                                                 -----------
 SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 7.1%
  904,561    BNY Institutional Cash Reserve Fund...............      904,561
        6    Evergreen Institutional Money Market Fund.........            6
    6,383    Lehman Brothers Repurchase Agreement,
               5.23%, 08/01/2006 @@............................        6,383
                                                                 -----------
                                                                     910,950
                                                                 -----------
             Total short-term investments
               (cost $1,530,391)...............................  $ 1,530,391
                                                                 -----------
             Total investments in securities
               (cost $12,557,962) (C)..........................  $13,705,382
             Other assets & liabilities........................     (943,789)
                                                                 -----------
             Total net assets..................................  $12,761,593
                                                                 ===========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 26.24% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $1,495,383, which represents 11.72% of total net assets.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated. GBP -- British Pound

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $12,558,413 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $1,636,642
      Unrealized depreciation.......................    (489,673)
                                                      ----------
      Net unrealized appreciation...................  $1,146,969
                                                      ==========

  (D)Currently non-income producing.
  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD           SHARES/                              COST
      ACQUIRED           PAR             SECURITY           BASIS
      --------         -------           --------           -----
      June, 2006          201    Augsburg Re AG-144A       $    64
      June, 2006          397    Augsburg Re AG-144A,
                                 0.00%, 12/31/2049             739
      October, 2005-
      June, 2006        1,896    European Capital Ltd. --
                                 Reg D                      23,123
      October, 2005        25    Harvey Weinstein Master
                                 L.P. -- Reg D              25,200
      April, 2000       6,325    SensAble Technologies,
                                 Inc. -- Reg D               4,000
                                                           -------
                                                           $53,126
                                                           -------

     The aggregate value of these securities at July 31, 2006 was $48,755, which represents 0.38% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $419,049, which represents 3.28% of total net assets.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At July 31, 2006, the market value of these securities was $45,213, which represents 0.35% of total net assets.

 (G) Security partially on loan at July 31, 2006.

 (T) At July 31, 2006, securities valued at $191,048 were designated to cover open put options written as follows:

                                         EXERCISE    EXPIRATION     MARKET     PREMIUMS
      ISSUER                 CONTRACTS    PRICE         DATE       VALUE (W)   RECEIVED
      ------                 ---------   --------   ------------   ---------   --------
      Federated Department
       Stores                   11         $40      January 2007    $(1,485)   $(1,411)
                                                                    -------    -------
      Total Value                                                   $(1,485)   $(1,411)
                                                                    =======    =======

  (U)At July 31, 2006, securities valued at $177,501 were designated to cover open call options written as follows:

                                         EXERCISE    EXPIRATION     MARKET     PREMIUMS
      ISSUER                 CONTRACTS    PRICE         DATE       VALUE (W)   RECEIVED
      ------                 ---------   --------   ------------   ---------   --------
      eBay, Inc.                 8         $30      October 2006    $  (273)   $(1,154)
      Inco Ltd.                  4          70      October 2006     (3,476)      (643)
                                                                    -------    -------
      Total Value                                                   $(3,749)   $(1,797)
                                                                    =======    =======

  +  Convertible debt security.

 (V) As of July 31, 2006 the fund has future commitments to purchase an additional 1,704 shares in the amount of $17,040 EURO.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

@@   Repurchase agreements collateralized as follows:

                                                                    SECURITY TYPE    COUPON RATE    EXPIRATION DATE
                                                                    -------------    -----------    ---------------
      Lehman Brothers Repurchase Agreement........................  FHLB                6.00%            2011

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------         ----------         --------------
Hong Kong Dollars                              Buy             $17,382         $17,375          08/01/2006              $  7
Hong Kong Dollars                              Buy              17,749          17,749          08/02/2006                --
Japanese Yen                                  Sell               5,429           5,390          08/01/2006               (39)
Japanese Yen                                  Sell               2,166           2,156          08/02/2006               (10)
Japanese Yen                                  Sell                 155             156          08/03/2006                 1
                                                                                                                        ----
                                                                                                                        $(41)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.3%
            BASIC MATERIALS -- 10.1%
      2     Agnico Eagle Mines Ltd. ..........................  $     70
     95     Alcoa, Inc. ......................................     2,836
    392     Aluminum Corp. of China Ltd. (A)..................       262
      8     Aracruz Celulose S.A. ADR.........................       394
     12     Arch Coal, Inc. ..................................       458
      1     Areva (A).........................................       327
      1     Arkema ADR (D)....................................        24
     11     BHP Billiton Ltd. ADR.............................       472
    190     Breakwater Resources Ltd. (D).....................       215
     89     Cameco Corp. .....................................     3,538
      9     Century Aluminum Co. (D)..........................       267
     58     Chemtura Corp. ...................................       503
      2     Companhia Siderurgica Nacional S.A. ..............        74
    106     Companhia Vale do Rio Doce ADR....................     2,455
      9     Cytec Industries, Inc. ...........................       491
     25     Dow Chemical Co. .................................       875
     11     DuPont (E.I.) de Nemours & Co. ...................       436
      2     First Quantum Minerals Ltd. ......................        83
     --     Freeport-McMoRan Copper & Gold, Inc. Class B......        22
      8     Inco Ltd. ........................................       596
      4     International Uranium Corp. (D)...................        22
     42     Jarden Corp. (D)..................................     1,228
     14     Lundin Mining Corp. (D) (A).......................       409
     18     Michelin (C.G.D.E.) Class B (A)...................     1,078
      8     Newmont Mining Corp. .............................       398
     62     Oxiana Ltd. (A)...................................       144
      5     Peabody Energy Corp. .............................       252
     10     Phelps Dodge Corp. ...............................       835
     10     Rio Tinto plc (A).................................       525
      4     Silver Standard Resources, Inc. (D)...............        75
     40     Smurfit-Stone Container Corp. (D).................       405
      7     Teck Cominco Ltd. Class B.........................       491
     17     Temple-Inland, Inc. ..............................       710
      5     United States Steel Corp. ........................       331
    222     Urasia Energy Ltd. (D)............................       587
     48     Vedanta Resources plc (A).........................     1,184
      2     Wacker Chemie AG (D) (I)..........................       260
     28     Xstrata plc (A)...................................     1,221
    244     Zinifex Ltd. (A)..................................     1,977
                                                                --------
                                                                  26,530
                                                                --------
            CAPITAL GOODS -- 4.4%
      5     3M Co. ...........................................       338
      7     Alliant Techsystems, Inc. (D).....................       593
      9     Black & Decker Corp. .............................       656
     34     Boeing Co. .......................................     2,654
      9     Bucyrus International, Inc. ......................       430
      3     Caterpillar, Inc. ................................       225
     45     Goodrich Corp. ...................................     1,817
      7     ITT Corp. ........................................       338
     10     Joy Global, Inc. .................................       364
      8     Kennametal, Inc. .................................       437
     22     Lam Research Corp. (D)............................       907
    170     Mitsubishi Heavy Industries (A)...................       696

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      5     National Oilwell Varco, Inc. (D)..................  $    333
     23     Sandvik AB (A)....................................       237
     12     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................       380
     84     Xerox Corp. (D)...................................     1,180
                                                                --------
                                                                  11,585
                                                                --------
            CONSUMER CYCLICAL -- 8.2%
     19     Altria Group, Inc. ...............................     1,511
     43     American Axle & Manufacturing Holdings, Inc. .....       696
     37     California Pizza Kitchen, Inc. (D)................       982
     99     Esprit Holdings Ltd. (A)..........................       755
     26     Federated Department Stores, Inc. ................       906
     87     Foot Locker, Inc. ................................     2,350
     19     GameStop Corp. Class B (D)........................       718
     37     Kohl's Corp. (D)..................................     2,107
     26     Lear Corp. .......................................       578
     13     Lotte Shopping Co. GDR (D)........................       221
      7     LVMH Moet Hennessy Louis Vuitton S.A. (A).........       656
     44     Mitsui & Co., Ltd. (A)............................       663
      4     Newell Rubbermaid, Inc. ..........................       105
     59     Ruby Tuesday, Inc. ...............................     1,293
     21     Russell Corp. ....................................       370
     26     Seven & I Holdings Co., Ltd. (A)..................       916
      1     Technip S.A. (A)..................................        70
    121     Tesco plc (A).....................................       810
     50     Tiffany & Co. ....................................     1,567
     15     Tod's S.p.A. (A)..................................     1,179
     15     Toyota Motor Corp. (A)............................       774
     25     TRW Automotive Holdings Corp. (D).................       648
      8     Walter Industries.................................       336
     43     Williams-Sonoma, Inc. ............................     1,364
                                                                --------
                                                                  21,575
                                                                --------
            CONSUMER STAPLES -- 2.4%
     10     Bunge Ltd. .......................................       528
    151     Empresas ICA S.A. (D).............................       479
     32     Imperial Tobacco Group plc (A)....................     1,031
      5     Nestle S.A. (A)...................................     1,716
     70     Origin Agritech Ltd. (D)..........................       829
      6     PepsiCo, Inc. ....................................       380
     31     Royal Numico N.V. (A).............................     1,485
                                                                --------
                                                                   6,448
                                                                --------
            ENERGY -- 7.0%
      7     Canadian Natural Resources........................       388
     11     Canwest Petroleum Corp. (D).......................        47
     23     Chevron Corp. ....................................     1,480
      5     EnCana Corp. (**).................................       259
     11     EnCana Corp. (**).................................       577
     26     Exxon Mobil Corp. ................................     1,741
     14     GlobalSantaFe Corp. ..............................       745
     57     Halliburton Co. ..................................     1,912
      9     Marathon Oil Corp. ...............................       843
      4     Nabors Industries Ltd. (D)........................       142
      6     Newpark Resources, Inc. (D).......................        34
     11     Noble Corp. ......................................       802

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
     18     Noble Energy, Inc. ...............................  $    886
      6     Occidental Petroleum Corp. .......................       622
      5     OPTI Canada, Inc. (D).............................        97
     28     Sasol Ltd. ADR....................................     1,043
      6     Schlumberger Ltd. ................................       378
      1     Southwestern Energy Co. (D).......................        36
     99     Talisman Energy, Inc. ............................     1,675
     28     Total S.A. ADR....................................     1,921
     35     UGI Corp. ........................................       860
      4     Valero Energy Corp. ..............................       285
     10     Weatherford International Ltd. (D)................       460
      1     Woodside Petroleum Ltd. (A).......................        28
      5     Worleyparsons Ltd. (A)............................        72
     24     XTO Energy, Inc. .................................     1,109
                                                                --------
                                                                  18,442
                                                                --------
            FINANCE -- 16.9%
     58     ACE Ltd. .........................................     2,970
     20     Aetna, Inc. ......................................       620
      7     Affiliated Managers Group, Inc. (D)...............       650
     15     Allstate Corp. ...................................       835
      9     AMBAC Financial Group, Inc. ......................       731
     15     American International Group, Inc. ...............       892
     94     Apollo Investment Corp. ..........................     1,816
      8     Axis Capital Holdings Ltd. .......................       234
     50     Banco Bilbao Vizcaya Argentaria S.A. (A)..........     1,065
     79     Bank of America Corp. ............................     4,073
     33     Capital One Financial Corp. ......................     2,514
     33     Chardan North China Acquisition Corp. (D).........       304
     10     CIT Group, Inc. ..................................       445
    103     Citigroup, Inc. ..................................     4,957
     22     Countrywide Financial Corp. ......................       792
     10     Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................       566
     12     Everest Re Group Ltd. ............................     1,176
      7     Federal Home Loan Mortgage Corp. .................       411
      4     Goldman Sachs Group, Inc. ........................       651
     29     ICICI Bank Ltd. ..................................       760
     10     ING Groep N.V. -- Sponsored ADR...................       413
    192     Kerry Properties Ltd. (A).........................       631
     38     KKR Financial Corp. ..............................       873
     92     Nasdaq Stock Market, Inc. (D).....................     2,525
     66     Nuveen Investments, Inc. Class A..................     3,139
      3     ORIX Corp. (A)....................................       809
     19     Platinum Underwriters Holdings Ltd. ..............       540
     41     Royal Bank of Scotland Group plc (A)..............     1,339
     52     Services Acquisition Corp (D).....................       502
     95     Shizuoka Bank Ltd. (A)............................     1,081
     41     UBS AG (**).......................................     2,220
     22     UBS AG (A)(**)....................................     1,173
     11     Uniao de Bancos Brasileiros S.A. GDR..............       749
    153     UniCredito Italiano S.p.A. (A)....................     1,177
     28     UnumProvident Corp. ..............................       458
      7     Wellpoint, Inc. (D)...............................       492
                                                                --------
                                                                  44,583
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 10.8%
     16     Amgen, Inc. (D)...................................  $  1,144
     11     Amylin Pharmaceuticals, Inc. (D)..................       522
     28     Astellas Pharma, Inc. (A).........................     1,104
     10     AstraZeneca plc ADR...............................       616
    120     Boston Scientific Corp. (D).......................     2,046
     47     Cephalon, Inc. (D)................................     3,057
      9     Cie Generale d'Optique Essilor International S.A.
              (A).............................................       907
     18     Cooper Companies, Inc. ...........................       787
     32     CVS Corp. ........................................     1,062
     45     Digene Corp. (D)..................................     1,884
     15     Eisai Co., Ltd. (A)...............................       698
      5     GlaxoSmithKline plc (A)...........................       132
     11     GlaxoSmithKline plc ADR...........................       598
     44     Impax Laboratories, Inc. (D)......................       212
     41     Kyphon, Inc. (D)..................................     1,403
     28     Lilly (Eli) & Co. ................................     1,612
     18     Sanofi-Aventis S.A. (A)...........................     1,715
     31     Sanofi-Aventis S.A. ADR...........................     1,460
    165     Schering-Plough Corp. ............................     3,377
     69     Shionogi & Co., Ltd. (A)..........................     1,300
     15     Teva Pharmaceutical Industries Ltd. ADR...........       480
     13     Vertex Pharmaceuticals, Inc. (D)..................       419
     40     Wyeth.............................................     1,928
                                                                --------
                                                                  28,463
                                                                --------
            SERVICES -- 8.8%
     83     Accenture Ltd. Class A............................     2,440
     12     Avid Technology, Inc. (D).........................       426
     13     Bankrate, Inc. (D)................................       403
     63     Comcast Corp. Class A (D).........................     2,177
     48     Comcast Corp. Special Class A (D).................     1,649
     34     Englobal Corp. (D)................................       258
     17     Entercom Communications Corp. ....................       439
      4     Fluor Corp. ......................................       332
      3     Focus Media Holding Ltd. ADR (D)..................       201
    103     Genius Products, Inc. (D).........................       190
     14     Harrah's Entertainment, Inc. .....................       811
     31     Hilton Hotels Corp. ..............................       732
      9     Liberty Global, Inc. (D)..........................       203
     12     Liberty Global, Inc. Class C (D)..................       258
     28     News Corp. Class A................................       529
    375     Novastar Resource (A)(H)..........................       206
     14     R.H. Donnelley Corp. .............................       726
     97     Resources Connection, Inc. (D)....................     2,296
     12     Sap AG ADR........................................       529
    256     Sirius Satellite Radio, Inc. (D)..................     1,075
      3     SNC-Lavalin Group, Inc. ..........................        67
     31     Starwood Hotels & Resorts.........................     1,625
     13     Team, Inc. (D)....................................       327
     29     Time Warner, Inc. ................................       483
    101     Unisys Corp. (D)..................................       517
     13     Viacom, Inc. Class B (D)..........................       450
    133     Walt Disney Co. ..................................     3,943
                                                                --------
                                                                  23,292
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- 21.7%
    195     Activision, Inc. (D)..............................  $  2,327
    111     Adobe Systems, Inc. (D)...........................     3,162
      7     America Movil S.A. de C.V. ADR....................       247
     75     American Tower Corp. Class A (D)..................     2,525
     21     Arrow Electronics, Inc. (D).......................       591
     39     AT&T, Inc. .......................................     1,162
      6     China Mobile (Hong Kong) Ltd. (A).................        36
     72     Cinram International Income Fund..................     1,638
    154     Cisco Systems, Inc. (D)...........................     2,740
     89     Cognos, Inc. (D)..................................     2,769
     65     Corning, Inc. (D).................................     1,240
     18     CSR plc (D) (A)...................................       382
     17     Electronic Arts, Inc. (D).........................       801
      5     Embarq Corp. .....................................       209
     22     Fairchild Semiconductor International, Inc. (D)...       365
     51     Flextronics International Ltd. (D)................       574
     28     Garmin Ltd. ......................................     2,669
     16     General Electric Co. .............................       507
      2     Google, Inc. (D)..................................       619
     71     Hewlett-Packard Co. ..............................     2,262
     60     Integrated Device Technology, Inc. (D)............       930
     36     International Rectifier Corp. (D).................     1,291
     34     Koninklijke (Royal) Philips Electronics N.V. (A)..     1,111
     21     Lockheed Martin Corp. ............................     1,641
     83     Medtronic, Inc. ..................................     4,183
      1     MEMC Electronic Materials, Inc. (D)...............        40
     49     Microsoft Corp. ..................................     1,170
     33     Motorola, Inc. ...................................       747
     22     NCR Corp. (D).....................................       714
    167     Network Appliance, Inc. (D).......................     4,949
    151     Oracle Corp. (D)..................................     2,263
     51     Powerwave Technologies, Inc. (D)..................       407
     16     QLogic Corp. (D)..................................       275
     18     Qualcomm, Inc. ...................................       628
     33     Reynolds & Reynolds Co. Class A...................     1,175
     13     Seagate Technology................................       299
     14     Sony Corp. (A)....................................       642
     47     Sprint Nextel Corp. ..............................       930
     30     Symantec Corp. (D)................................       519
     17     Tektronix, Inc. ..................................       461
     23     Telefonaktiebolaget LM Ericsson ADR...............       719
     28     Turkcell Iletisim Hizmet ADR......................       318
     44     Tyco International Ltd. ..........................     1,143
     95     Verifone Holdings, Inc. (D).......................     2,684
     19     Verizon Communications, Inc. .....................       656
     45     Vonage Holdings Corp. (D).........................       320
                                                                --------
                                                                  57,040
                                                                --------
            TRANSPORTATION -- 3.3%
      6     ACE Aviation Holdings, Inc. (D)...................       155
     13     AirTran Holdings, Inc. (D)........................       159
     31     All America Latina Logistica......................     2,130
      7     American Commercial Lines, Inc. (D)...............       358
      1     Continental Airlines, Inc. (D)....................        32
     56     GOL Linhas Aereas Inteligentes S.A. ADR...........     1,790

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TRANSPORTATION -- (CONTINUED)
     42     Knight Transportation, Inc. ......................  $    723
      6     Teekay Shipping Corp. ............................       249
     66     UAL Corp. (D).....................................     1,712
     19     US Airways Group, Inc. (D)........................       868
     14     Yellow Roadway Corp. (D)..........................       573
                                                                --------
                                                                   8,749
                                                                --------
            UTILITIES -- 2.7%
     35     Fortum Corp. (A)..................................       961
      9     PPL Corp. ........................................       320
     98     Suntech Power Holdings ADR (D)....................     2,552
     50     TXU Corp. ........................................     3,212
                                                                --------
                                                                   7,045
                                                                --------
            Total common stock
              (cost $250,042).................................  $253,752
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.8%
            REPURCHASE AGREEMENTS @ -- 2.8%
 $2,587     Banc of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  2,587
    557     BNP-Paribas Tri Party Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       557
  1,075     Deutsche Bank Securities Tri Party Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................     1,075
  1,532     Morgan Stanley & Co., Inc. Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,532
     56     UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        56
  1,493     UBS Securities LLC Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................     1,493
                                                                --------
            Total short-term investments
              (cost $7,300)...................................  $  7,300
                                                                --------
            Total investments in securities
              (cost $257,342) (C).............................  $261,052
            Other assets & liabilities........................     2,302
                                                                --------
            Total net assets..................................  $263,354
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 27.23% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $35,250, which represents 13.39% of total net assets.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $257,475 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 13,952
      Unrealized depreciation........................   (10,375)
                                                       --------
      Net unrealized appreciation....................  $  3,577
                                                       ========

  (D)Currently non-income producing.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD        SHARES/
      ACQUIRED        PAR             SECURITY           COST BASIS
      --------      -------           --------           ----------
      April, 2006    375      Novastar Resource             $159

     The aggregate value of this security at July 31, 2006 was $206, which represents 0.08% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $260, which represents 0.10% of total net assets.

(**) Securities listed on more than one exchange.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Canadian Dollar                                   Buy              $  2            $  2           08/02/06             $  --
Canadian Dollar                                   Buy                 5               5           08/03/06                --
Euro                                             Sell               116             115           08/01/06                (1)
Euro                                             Sell               115             115           08/02/06                --
British Pound                                     Buy                77              76           08/01/06                 1
British Pound                                     Buy                82              82           08/02/06                --
British Pound                                     Buy                81              81           08/03/06                --
Hong Kong Dollars                                 Buy                10              10           08/01/06                --
Hong Kong Dollars                                 Buy                13              13           08/02/06                --
Japanese Yen                                      Buy                12              12           08/01/06                --
Japanese Yen                                      Buy                14              14           08/01/06                --
Japanese Yen                                      Buy                 8               8           08/02/06                --
Japanese Yen                                      Buy                26              26           08/03/06                --
Japanese Yen                                      Buy                12              12           08/03/06                --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.6%
EQUITY FUNDS -- 40.0%
  284    Hartford Capital Appreciation Fund, Class Y.......  $ 11,036
  634    Hartford Disciplined Equity Fund, Class Y.........     8,061
  250    Hartford Global Leaders Fund, Class Y.............     4,707
   39    Hartford Growth Opportunities Fund, Class Y.......     1,089
  182    Hartford International Capital Appreciation Fund,
           Class Y.........................................     2,576
  167    Hartford International Opportunities Fund, Class
           Y...............................................     2,644
  245    Hartford International Small Company Fund, Class
           Y...............................................     3,745
  188    Hartford MidCap Value Fund, Class Y...............     2,601
  236    Hartford Select MidCap Growth Fund, Class Y.......     2,483
   25    Hartford Select MidCap Value, Class Y.............       287
   10    Hartford Select SmallCap Growth Fund, Class Y.....        95
   53    Hartford Small Company Fund, Class Y (D)..........     1,141
   52    Hartford SmallCap Growth Fund, Class Y (D)........     1,506
  252    Hartford Stock Fund, Class Y......................     5,086
  466    Hartford Value Opportunities Fund, Class Y........     7,895
                                                             --------
         Total equity funds
           (cost $51,938)..................................  $ 54,952
                                                             --------
FIXED INCOME FUNDS -- 59.6%
  929    Hartford Floating Rate Fund, Class Y..............  $  9,378
  761    Hartford High Yield Fund, Class Y.................     5,887
  493    Hartford Income Fund, Class Y.....................     4,989
1,696    Hartford Inflation Plus Fund, Class Y.............    17,572
1,917    Hartford Short Duration Fund, Class Y.............    18,845
2,396    Hartford Total Return Bond Fund, Class Y..........    25,181
                                                             --------
         Total fixed income funds
           (cost $83,791)..................................  $ 81,852
                                                             --------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
MONEY MARKET FUND -- 0.0%
    1    Hartford Money Market Fund, Class Y...............  $      1
                                                             --------
         Total money market fund
           (cost $1).......................................  $      1
                                                             --------
         Total investments in affiliated
           investment companies
           (cost $135,730) (C).............................  $136,805
         Other assets and liabilities......................       537
                                                             --------
         Total net assets..................................  $137,342
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $135,858 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,234
      Unrealized depreciation.........................   (2,287)
                                                        -------
      Net unrealized appreciation.....................  $   947
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 2.7%
    41      Freeport-McMoRan Copper & Gold, Inc. Class B......  $  2,242
    69      Goodyear Tire & Rubber Co. (D)....................       763
   134      Kimberly-Clark Corp. .............................     8,168
                                                                --------
                                                                  11,173
                                                                --------
            CAPITAL GOODS -- 7.4%
    51      3M Co. ...........................................     3,562
    30      Black & Decker Corp. .............................     2,101
    49      Caterpillar, Inc. ................................     3,473
   200      Ingersoll-Rand Co. Class A........................     7,171
   154      Lam Research Corp. (D)............................     6,417
    76      Parker-Hannifin Corp. ............................     5,469
    58      Pitney Bowes, Inc. ...............................     2,401
                                                                --------
                                                                  30,594
                                                                --------
            CONSUMER CYCLICAL -- 6.0%
   180      Altria Group, Inc. ...............................    14,387
    38      Dillard's, Inc. ..................................     1,150
   142      Office Depot, Inc. (D)............................     5,112
   150      Supervalu, Inc. ..................................     4,069
                                                                --------
                                                                  24,718
                                                                --------
            CONSUMER STAPLES -- 3.4%
   176      General Mills, Inc. ..............................     9,114
    81      Weyerhaeuser Co. .................................     4,722
                                                                --------
                                                                  13,836
                                                                --------
            ENERGY -- 12.1%
   169      Chevron Corp. ....................................    11,143
   165      ConocoPhillips....................................    11,305
    59      Devon Energy Corp. ...............................     3,833
    87      Exxon Mobil Corp. ................................     5,920
    54      Hess Corp. .......................................     2,830
    79      Occidental Petroleum Corp. .......................     8,480
    91      Valero Energy Corp. ..............................     6,150
                                                                --------
                                                                  49,661
                                                                --------
            FINANCE -- 21.9%
   129      ACE Ltd. .........................................     6,668
    82      Aetna, Inc. ......................................     2,566
   131      Assurant, Inc. ...................................     6,310
   327      Bank of America Corp. ............................    16,856
   361      Citigroup, Inc. ..................................    17,459
    86      Countrywide Financial Corp. ......................     3,071
    57      Goldman Sachs Group, Inc. ........................     8,630
   115      Lehman Brothers Holdings, Inc. ...................     7,482
    81      MBIA, Inc. .......................................     4,769
   119      St. Paul Travelers Cos., Inc. ....................     5,436
   113      TD Ameritrade Holding Corp. ......................     1,856
    56      UnitedHealth Group, Inc. .........................     2,678
   119      Wachovia Corp. ...................................     6,387
                                                                --------
                                                                  90,168
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 12.5%
   203      Abbott Laboratories...............................  $  9,716
    87      Amgen, Inc. (D)...................................     6,074
    71      Amylin Pharmaceuticals, Inc. (D)..................     3,455
   119      Cardinal Health, Inc. ............................     8,000
    21      Cephalon, Inc. (D)................................     1,367
   199      Forest Laboratories, Inc. (D).....................     9,225
    17      Genzyme Corp. (D).................................     1,147
   182      McKesson Corp. ...................................     9,166
    70      Wyeth.............................................     3,407
                                                                --------
                                                                  51,557
                                                                --------
            SERVICES -- 8.9%
   157      Accenture Ltd. Class A............................     4,597
    56      Comcast Corp. Class A (D).........................     1,940
   135      IMS Health, Inc. .................................     3,707
    46      Omnicom Group, Inc. ..............................     4,071
   119      United Parcel Service, Inc. Class B...............     8,214
    37      Univision Communications, Inc. Class A (D)........     1,229
   107      Viacom, Inc. Class B (D)..........................     3,715
   190      Walt Disney Co. ..................................     5,638
   104      Waste Management, Inc. ...........................     3,572
                                                                --------
                                                                  36,683
                                                                --------
            TECHNOLOGY -- 21.3%
   288      AT&T, Inc. .......................................     8,634
    99      BellSouth Corp. ..................................     3,882
    42      CenturyTel, Inc. .................................     1,605
   407      Cisco Systems, Inc. (D)...........................     7,259
   239      Corning, Inc. (D).................................     4,556
     5      Embarq Corp. .....................................       223
   161      First Data Corp. .................................     6,561
   152      General Electric Co. .............................     4,982
   152      Hewlett-Packard Co. ..............................     4,844
    82      International Business Machines Corp. ............     6,379
    97      Lockheed Martin Corp. ............................     7,705
     6      MEMC Electronic Materials, Inc. (D)...............       192
   644      Microsoft Corp. ..................................    15,486
   132      Motorola, Inc. ...................................     3,004
   187      Qwest Communications International, Inc. (D)......     1,493
    70      Seagate Technology................................     1,612
    99      Sprint Nextel Corp. ..............................     1,954
    34      Western Digital Corp. (D).........................       588
    84      Whirlpool Corp. ..................................     6,507
                                                                --------
                                                                  87,466
                                                                --------
            TRANSPORTATION -- 1.3%
    78      General Dynamics Corp. ...........................     5,214
                                                                --------
            UTILITIES -- 1.7%
    42      FirstEnergy Corp. ................................     2,363
    69      TXU Corp. ........................................     4,458
                                                                --------
                                                                   6,821
                                                                --------
            Total common stock
              (cost $369,618).................................  $407,891
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
  SHORT-TERM INVESTMENTS -- 0.7%
            REPURCHASE AGREEMENTS @ -- 0.7%
  $960      Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $    960
   207      BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       207
   399      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       399
   569      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................       569
    21      UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        21
   554      UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       554
                                                                --------
            Total short-term investments
              (cost $2,710)...................................  $  2,710
                                                                --------
            Total investments in securities
              (cost $372,328) (C).............................  $410,601
            Other assets & liabilities........................       548
                                                                --------
            Total net assets..................................  $411,149
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $373,032 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 47,781
      Unrealized depreciation........................   (10,212)
                                                       --------
      Net unrealized appreciation....................  $ 37,569
                                                       ========

(D)  Currently non-income producing.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                            5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                   4.00% - 7.00%      2008 - 2033
                                                                    FNMA                    4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                   4.50% - 7.50%      2006 - 2007
                                                                    GNMA                            5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                   4.00% - 6.50%      2010 - 2036
                                                                    FNMA                    4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                   4.50% - 7.50%      2018 - 2036
                                                                    FNMA                   4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond             3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND & GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.3%
            BASIC MATERIALS -- 7.4%
   1,591    Alcoa, Inc. ......................................  $   47,647
     213    Bowater, Inc. ....................................       4,310
     907    Companhia Vale do Rio Doce ADR....................      21,039
   1,338    DuPont (E.I.) de Nemours & Co. ...................      53,076
     836    International Paper Co. ..........................      28,710
     567    Kimberly-Clark Corp. .............................      34,628
     292    Newmont Mining Corp. (G) .........................      14,934
      96    Rio Tinto plc ADR.................................      20,116
     249    Rohm & Haas Co. ..................................      11,461
                                                                ----------
                                                                   235,921
                                                                ----------
            CAPITAL GOODS -- 4.6%
     419    American Standard Cos., Inc. .....................      16,194
     545    Deere & Co. ......................................      39,522
     374    KLA-Tencor Corp. .................................      15,775
     326    Parker-Hannifin Corp. ............................      23,572
     580    Pitney Bowes, Inc. ...............................      23,982
   1,905    Xerox Corp. (D)...................................      26,836
                                                                ----------
                                                                   145,881
                                                                ----------
            CONSUMER CYCLICAL -- 7.6%
     746    Altria Group, Inc. (G) ...........................      59,682
     422    Avery Dennison Corp. .............................      24,724
     606    Family Dollar Stores, Inc. .......................      13,775
     134    Genuine Parts Co. ................................       5,559
     483    Ltd. Brands, Inc. ................................      12,157
   1,279    McDonald's Corp. .................................      45,253
     189    NIKE, Inc. Class B................................      14,915
     849    SYSCO Corp. ......................................      23,427
     954    Wal-Mart Stores, Inc. ............................      42,449
                                                                ----------
                                                                   241,941
                                                                ----------
            CONSUMER STAPLES -- 5.7%
     406    Bunge Ltd. (G) ...................................      22,170
     780    Coca-Cola Co. ....................................      34,714
     377    Nestle S.A. ADR...................................      30,898
     131    PepsiCo, Inc. ....................................       8,271
     379    Procter & Gamble Co. .............................      21,312
   1,121    Tyson Foods, Inc. Class A.........................      15,866
     422    Unilever N.V. NY Shares...........................       9,995
     663    Weyerhaeuser Co. .................................      38,897
                                                                ----------
                                                                   182,123
                                                                ----------
            ENERGY -- 17.0%
     614    BP plc ADR (G)....................................      44,542
   1,595    Chevron Corp. ....................................     104,919
     711    ConocoPhillips....................................      48,796
     834    EnCana Corp. .....................................      45,092
   1,756    Exxon Mobil Corp. ................................     118,953
     546    Royal Dutch Shell plc.............................      38,657
     451    Schlumberger Ltd. (G) ............................      30,116
   1,161    Total S.A. ADR....................................      79,242
     634    XTO Energy, Inc. .................................      29,773
                                                                ----------
                                                                   540,090
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- 17.5%
     520    ACE Ltd. .........................................  $   26,816
     563    Allstate Corp. ...................................      31,961
     651    American International Group, Inc. ...............      39,502
   2,152    Bank of America Corp. ............................     110,889
   1,839    Citigroup, Inc. ..................................      88,823
     511    Federal Home Loan Mortgage Corp. .................      29,555
     555    JP Morgan Chase & Co. ............................      25,325
     463    MBIA, Inc. .......................................      27,214
     528    Merrill Lynch & Co., Inc. ........................      38,471
     390    Metlife, Inc. (G) ................................      20,264
     187    PNC Financial Services Group, Inc. ...............      13,212
     622    State Street Corp. ...............................      37,345
     700    Synovus Financial Corp. ..........................      19,779
     784    UBS AG............................................      42,628
                                                                ----------
                                                                   551,784
                                                                ----------
            HEALTH CARE -- 8.8%
   1,424    Abbott Laboratories...............................      68,005
     139    Amgen, Inc. (D)...................................       9,680
     499    AstraZeneca plc ADR...............................      30,466
   1,602    Bristol-Myers Squibb Co. (G) .....................      38,402
   1,074    Lilly (Eli) & Co. ................................      60,943
   2,494    Schering-Plough Corp. ............................      50,973
     426    Wyeth.............................................      20,653
                                                                ----------
                                                                   279,122
                                                                ----------
            SERVICES -- 7.1%
     776    Accenture Ltd. Class A............................      22,697
     180    Automatic Data Processing, Inc. ..................       7,855
     776    CBS Corp. Class B.................................      21,298
     768    Comcast Corp. Class A (D).........................      26,395
     444    Comcast Corp. Special Class A (D).................      15,234
     262    Harrah's Entertainment, Inc. .....................      15,749
     544    New York Times Co. Class A (G)....................      12,065
   2,026    Sun Microsystems, Inc. (D)........................       8,815
     970    Time Warner, Inc. ................................      16,000
     369    United Parcel Service, Inc. Class B...............      25,407
     506    Viacom, Inc. Class B (D)..........................      17,639
     330    Warner Music Group Corp. .........................       8,023
     837    Waste Management, Inc. ...........................      28,790
                                                                ----------
                                                                   225,967
                                                                ----------
            TECHNOLOGY -- 16.0%
   3,057    AT&T, Inc. .......................................      91,673
     441    BellSouth Corp. ..................................      17,274
   1,600    EMC Corp. (D).....................................      16,241
     532    First Data Corp. .................................      21,749
   2,688    General Electric Co. .............................      87,871
     733    International Business Machines Corp. ............      56,718
     392    Lockheed Martin Corp. ............................      31,243
     680    Medtronic, Inc. ..................................      34,333
   1,815    Microsoft Corp. ..................................      43,614
   1,647    Motorola, Inc. ...................................      37,490
   1,375    Sprint Nextel Corp. ..............................      27,233

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     907    Verizon Communications, Inc. .....................  $   30,689
     135    Whirlpool Corp. ..................................      10,444
                                                                ----------
                                                                   506,572
                                                                ----------
            TRANSPORTATION -- 0.8%
      40    Carnival Corp. ...................................       1,555
   1,341    Southwest Airlines Co. ...........................      24,132
                                                                ----------
                                                                    25,687
                                                                ----------
            UTILITIES -- 4.8%
     501    Dominion Resources, Inc. (G) .....................      39,342
   1,066    Exelon Corp. .....................................      61,716
     832    FPL Group, Inc. ..................................      35,910
     330    Progress Energy, Inc. ............................      14,385
                                                                ----------
                                                                   151,353
                                                                ----------
            Total common stock
              (cost $2,650,939)...............................  $3,086,441
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.3%
            REPURCHASE AGREEMENTS @ -- 2.7%
$ 30,545    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $   30,545
   6,579    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       6,579
  12,688    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................      12,688
  18,092    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................      18,092
     658    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................         658
  17,623    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................      17,623
                                                                ----------
                                                                    86,185
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.6%
 114,783    BNY Institutional Cash Reserve Fund...............  $  114,783
                                                                ----------
            Total short-term investments
              (cost $200,968).................................  $  200,968
                                                                ----------
            Total investments in securities
              (cost $2,851,907) (C)...........................  $3,287,409
            Other assets & liabilities........................    (113,821)
                                                                ----------
            Total net assets..................................  $3,173,588
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.43% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $2,857,265 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $503,362
      Unrealized depreciation........................   (73,218)
                                                       --------
      Net unrealized appreciation....................  $430,144
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND & GROWTH FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas Triparty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 9.2%
    112     Air Products and Chemicals, Inc. .................  $  7,128
    307     Alcoa, Inc. ......................................     9,197
    310     Dow Chemical Co. .................................    10,710
    154     DuPont (E.I.) de Nemours & Co. ...................     6,092
    150     International Paper Co. ..........................     5,163
    117     Kimberly-Clark Corp. .............................     7,169
     94     PPG Industries, Inc. .............................     5,781
                                                                --------
                                                                  51,240
                                                                --------
            CAPITAL GOODS -- 5.4%
     74     3M Co. ...........................................     5,217
     60     American Standard Cos., Inc. .....................     2,306
    144     Caterpillar, Inc. ................................    10,232
    126     Goodrich Corp. ...................................     5,095
    188     Pitney Bowes, Inc. ...............................     7,768
                                                                --------
                                                                  30,618
                                                                --------
            CONSUMER CYCLICAL -- 3.1%
    217     Altria Group, Inc. ...............................    17,329
                                                                --------
            CONSUMER STAPLES -- 7.3%
    133     Campbell Soup Co. ................................     4,867
     92     Colgate-Palmolive Co. ............................     5,428
     65     Diageo plc ADR....................................     4,564
    147     General Mills, Inc. ..............................     7,652
    172     Kellogg Co. ......................................     8,283
    108     PepsiCo, Inc. ....................................     6,832
     62     Weyerhaeuser Co. .................................     3,631
                                                                --------
                                                                  41,257
                                                                --------
            ENERGY -- 11.0%
    131     Chevron Corp. ....................................     8,597
    322     ConocoPhillips....................................    22,127
    383     Exxon Mobil Corp. ................................    25,919
     72     Royal Dutch Shell plc ADR.........................     5,282
                                                                --------
                                                                  61,925
                                                                --------
            FINANCE -- 32.0%
    137     ACE Ltd. .........................................     7,045
    134     Allstate Corp. ...................................     7,585
    550     Bank of America Corp. ............................    28,348
    206     Chubb Corp. ......................................    10,364
    442     Citigroup, Inc. ..................................    21,368
     54     Comerica, Inc. ...................................     3,156
    352     Host Hotels & Resorts, Inc. ......................     7,478
    276     JP Morgan Chase & Co. ............................    12,568
    118     Merrill Lynch & Co., Inc. ........................     8,568
    155     National City Corp. ..............................     5,562
    179     PNC Financial Services Group, Inc. ...............    12,668
    201     SunTrust Banks, Inc. .............................    15,867
    221     UBS AG............................................    12,012
    219     US Bancorp........................................     7,004
     95     Wachovia Corp. ...................................     5,115

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     70     Washington Mutual, Inc. ..........................  $  3,108
    173     Wells Fargo & Co. ................................    12,521
                                                                --------
                                                                 180,337
                                                                --------
            HEALTH CARE -- 8.7%
    167     Abbott Laboratories...............................     7,968
    106     AstraZeneca plc ADR...............................     6,475
    196     Baxter International, Inc. .......................     8,226
    220     Bristol-Myers Squibb Co. .........................     5,283
    252     Pfizer, Inc. .....................................     6,552
    304     Wyeth.............................................    14,719
                                                                --------
                                                                  49,223
                                                                --------
            SERVICES -- 2.1%
     81     Donnelley (R.R.) & Sons Co. ......................     2,367
     65     Gannett Co., Inc. ................................     3,405
     83     United Parcel Service, Inc. Class B...............     5,706
                                                                --------
                                                                  11,478
                                                                --------
            TECHNOLOGY -- 9.5%
    727     AT&T, Inc. .......................................    21,789
    245     BellSouth Corp. ..................................     9,603
     11     Embarq Corp. .....................................       515
    317     General Electric Co. .............................    10,359
    230     Sprint Nextel Corp. ..............................     4,544
    136     Verizon Communications, Inc. .....................     4,615
    103     Vodafone Group plc ADR............................     2,233
                                                                --------
                                                                  53,658
                                                                --------
            UTILITIES -- 10.3%
    132     Consolidated Edison, Inc. ........................     6,173
    165     Dominion Resources, Inc. .........................    12,941
     32     Entergy Corp. ....................................     2,452
    135     Exelon Corp. .....................................     7,788
    298     FPL Group, Inc. ..................................    12,862
     30     PPL Corp. ........................................     1,034
    117     SCANA Corp. ......................................     4,687
    139     Southern Co. .....................................     4,689
     82     TXU Corp. ........................................     5,280
                                                                --------
                                                                  57,906
                                                                --------
            Total common stock
              (cost $494,953).................................  $554,971
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.1%
            REPURCHASE AGREEMENTS @ -- 2.1%
 $4,183     Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  4,183
    901     BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       901
  1,737     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,737

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD EQUITY INCOME FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $2,477     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................  $  2,477
     90     UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        90
  2,413     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     2,413
                                                                --------
            Total short-term investments
              (cost $11,801)..................................  $ 11,801
                                                                --------
            Total investments in securities
              (cost $506,754) (C).............................  $566,772
            Other assets & liabilities........................    (3,867)
                                                                --------
            Total net assets..................................  $562,905
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.43% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $506,823 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 71,574
      Unrealized depreciation........................   (11,625)
                                                       --------
      Net unrealized appreciation....................  $ 59,949
                                                       ========

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.4%
             FINANCE -- 0.4%
 $  2,000    CS First Boston Mortgage Securities Corp.,
               7.07%, 11/15/2019 (I)(L)........................  $    1,990
    1,800    CS First Boston Mortgage Securities Corp.,
               7.32%, 11/15/2019 (I)(L)........................       1,784
    1,500    Lehman Brothers Commercial Mortgage Trust,
               7.02%, 07/15/2019 (I)(L)........................       1,504
    2,250    Wachovia Bank Commercial Mortgage Trust,
               8.12%, 01/15/2018 (I)(L)........................       2,251
                                                                 ----------
             Total asset & commercial mortgage backed
               securities
               (cost $7,534)...................................  $    7,529
                                                                 ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 9.0%
             BASIC MATERIALS -- 3.3%
CAD 11,000   Abitibi-Consolidated, Inc.,
               8.83%, 06/15/2011 (L)...........................  $   10,698
CAD 2,000    Ainsworth Lumber Co. Ltd.,
               9.25%, 10/01/2010 (L)...........................       1,820
    3,000    Ainsworth Lumber Co.,
               9.50%, 04/01/2013 (I)(L)........................       2,663
    2,000    Airgas, Inc.,
               9.125%, 10/01/2011..............................       2,085
   12,000    Bowater, Inc.,
               8.33%, 03/15/2010 (L)...........................      12,090
    1,000    Equistar Chemical/Funding,
               10.625%, 05/01/2011.............................       1,075
    1,000    Equistar Chemicals L.P.,
               8.75%, 02/15/2009...............................       1,028
    9,055    Lyondell Chemical Co.,
               11.125%, 07/15/2012.............................       9,859
    1,500    Macdermid, Inc.,
               9.125%, 07/15/2011..............................       1,566
CAD 7,695    Nova Chemicals Corp.,
               8.40%, 11/15/2013 (L)...........................       7,772
    2,500    OM Group, Inc.,
               9.25%, 12/15/2011...............................       2,588
    3,250    Playtex Products, Inc.,
               9.375%, 06/01/2011..............................       3,392
    4,000    United States Steel Corp.,
               9.75%, 05/15/2010...............................       4,260
                                                                 ----------
                                                                     60,896
                                                                 ----------
             CONSUMER CYCLICAL -- 1.4%
    4,000    Amerigas Partners L.P.,
               7.25%, 05/20/2015...............................       3,880
    5,115    Autonation, Inc.,
               7.51%, 04/15/2013 (I)(L)........................       5,166
    2,550    Builders Firstsource, Inc.,
               9.42%, 02/15/2012 (L)...........................       2,588
    2,000    GSC Holdings Corp.,
               9.38%, 10/01/2011 (L)...........................       2,085
    8,500    Levi Strauss & Co.,
               10.26%, 04/01/2012 (L)..........................       8,713

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
             CONSUMER CYCLICAL -- (CONTINUED)
 $  3,500    Stater Brothers Holdings, Inc.,
               8.83%, 06/15/2010 (L)...........................  $    3,553
                                                                 ----------
                                                                     25,985
                                                                 ----------
             CONSUMER STAPLES -- 0.5%
    3,751    Land O'Lakes, Inc.,
               8.75%, 11/15/2011...............................       3,873
    3,745    Nutro Products, Inc.,
               9.23%, 10/15/2013 (I)(L)........................       3,839
    1,150    Pilgrim's Pride Corp.,
               9.625%, 09/15/2011..............................       1,205
                                                                 ----------
                                                                      8,917
                                                                 ----------
             FINANCE -- 1.2%
    4,000    Crescent Real Estate Equities L.P.,
               9.25%, 04/15/2009...............................       4,140
    1,500    Ford Motor Credit Co.,
               7.08%, 01/15/2010 (L)...........................       1,377
    2,000    Ford Motor Credit Co.,
               8.15%, 11/02/2007 (L)...........................       2,003
    2,000    Ford Motor Credit Co.,
               9.96%, 04/15/2012 (L)...........................       2,061
    1,000    General Motors Acceptance Corp.,
               6.04%, 03/20/2007 (L)...........................         996
   12,000    General Motors Acceptance Corp.,
               6.125%, 09/15/2006..............................      11,989
                                                                 ----------
                                                                     22,566
                                                                 ----------
             SERVICES -- 1.0%
    3,000    Aztar Corp.,
               9.00%, 08/15/2011...............................       3,135
    8,500    Cablevision Systems Corp.,
               9.62%, 04/01/2009 (L)...........................       9,053
    1,500    Primedia, Inc.,
               10.54%, 05/15/2010 (L)..........................       1,530
    3,000    Time Warner Telecom Holdings, Inc.,
               9.17%, 02/15/2011 (L)...........................       3,038
    2,000    Unisys Corp.,
               7.875%, 04/01/2008..............................       1,995
                                                                 ----------
                                                                     18,751
                                                                 ----------
             TECHNOLOGY -- 1.4%
    6,000    American Cellular Corp.,
               10.00%, 08/01/2011..............................       6,280
    2,000    Dobson Cellular Systems,
               8.375%, 11/01/2011..............................       2,070
    5,000    Dobson Communications Corp.,
               9.76%, 10/15/2012 (L)...........................       5,075
    2,500    Qwest Communications International,
               8.67%, 02/15/2009 (L)...........................       2,547
    2,390    Qwest Corp.,
               8.58%, 06/15/2013 (L)...........................       2,557
CAD 4,000    Rogers Wireless, Inc.,
               8.45%, 12/15/2010 (L)...........................       4,110
    4,000    Rural Cellular Corp.,
               10.90%, 11/01/2012 (L)..........................       4,140
                                                                 ----------
                                                                     26,779
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- 0.2%
$  3,000    Calpine Generating Co.,
              9.08%, 04/01/2009 (F)(H)(L).....................  $    3,079
                                                                ----------
            Total corporate bonds: non-investment grade
              (cost $167,494).................................  $  166,973
                                                                ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- 88.6%
            BASIC MATERIALS -- 11.2%
     125    Basell Finance Co. Term Loan B2,
              7.73%, 09/15/2013 (M)...........................  $      126
     625    Basell Finance Co. Term Loan B4,
              7.73%, 09/15/2013 (M)...........................         632
     625    Basell Finance Co. Term Loan C2,
              8.23%, 09/15/2013 (M)...........................         632
     125    Basell Finance Co. Term Loan C4,
              8.23%, 09/15/2013 (M)...........................         126
   4,975    Blount, Inc.,
              7.14%, 08/09/2010 (M)...........................       5,002
   1,000    Brenntag Holdings,
              12.08%, 12/22/2012 (M)..........................       1,016
     804    Brenntag Holdings Term Loan B2,
              7.97%, 01/12/2014 (M)...........................         807
     196    Brenntag Holdings Acquisition Term Loan,
              7.97%, 01/12/2014 (M)...........................         198
   1,667    Calumet Lubricants Co. L.P.,
              8.57%, 12/01/2012 (M)...........................       1,667
   1,658    Calumet Lubricants Co. L.P.,
              8.70%, 12/01/2012 (M)...........................       1,658
   1,500    Carl Zeiss Vision,
              8.36%, 04/13/2014 (M)...........................       1,500
   2,000    Carl Zeiss Vision,
              10.40%, 06/15/2014 (M)..........................       2,035
   3,727    Celanese Holdings LLC,
              7.46%, 04/06/2011 (M)...........................       3,734
     990    Coffeyville Resources,
              7.94%, 07/05/2012 (M)...........................         993
   3,997    Coffeyville Resources,
              11.82%, 07/08/2013 (M)..........................       4,090
   4,000    Columbian Chemicals Co.,
              7.22%, 03/15/2013 (M)...........................       3,990
   3,812    Compass Minerals Group, Inc.,
              6.96%, 12/22/2012 (M)...........................       3,812
   3,500    Covalence Specialty Materials Corp.,
              7.44%, 05/18/2013 (M)...........................       3,478
   6,000    Covalence Specialty Materials Corp.,
              8.53%, 02/10/2013 (M)...........................       6,042
   2,479    Eastman Kodak Co.,
              7.66%, 10/19/2012 (M)...........................       2,475
  20,925    Georgia-Pacific Corp.,
              7.32%, 02/14/2013 (M)...........................      20,895
   3,000    Georgia-Pacific Corp.,
              8.26%, 02/14/2014 (M)...........................       3,024
   7,000    Goodyear Tire & Rubber,
              7.89%, 04/30/2010 (M)...........................       7,023
   2,500    Goodyear Tire & Rubber,
              8.67%, 04/30/2010 (M)...........................       2,511
   5,972    Graham Packaging Co. L.P.,
              7.64%, 10/07/2011 (M)(Q)........................       5,984

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
             BASIC MATERIALS -- (CONTINUED)
 $    997    Graham Packaging Co. L.P.,
               7.72%, 10/07/2011 (M)...........................  $      999
    2,500    Graham Packaging Co. L.P.,
               9.56%, 04/07/2012 (M)...........................       2,522
    1,915    Graphic Packaging,
               7.81%, 08/08/2010 (M)...........................       1,929
    2,498    Hexion Specialty Chemicals,
               7.52%, 05/15/2013 (M)(Q)........................       2,477
   11,502    Hexion Specialty Chemicals,
               7.58%, 05/15/2013 (M)(Q)........................      11,379
   20,644    Huntsman International, Inc.,
               7.14%, 08/16/2012 (M)...........................      20,520
 EUR  500    Ineos Group Holdings plc,
               5.48%, 02/01/2013 (M)...........................         641
    4,750    Ineos Group Holdings plc,
               7.31%, 02/01/2013 (M)...........................       4,778
    4,750    Ineos Group Holdings plc,
               7.81%, 02/01/2013 (M)...........................       4,786
      883    Innophos, Inc.,
               7.63%, 08/01/2010 (M)...........................         884
   12,481    ISP Chemco, Inc.,
               6.97%, 02/16/2013 (M)...........................      12,468
   11,179    Jarden Corp.,
               7.22%, 01/24/2012 (M)...........................      11,121
    2,322    Jarden Corp.,
               7.27%, 01/24/2012 (M)...........................       2,316
    6,386    Jarden Corp.,
               7.47%, 01/24/2012 (M)...........................       6,377
      990    Mega Bloks, Inc.,
               7.17%, 07/26/2012 (M)...........................         988
    1,516    Mueller Group, Inc.,
               7.57%, 10/03/2012 (M)...........................       1,521
   11,981    Nalco Co.,
               7.19%, 11/04/2010 (M)(Q)........................      11,958
    2,982    NCI Building Systems, Inc.,
               6.69%, 06/18/2010 (M)...........................       2,980
      992    PQ Corp.,
               7.50%, 02/11/2012 (M)...........................         992
      438    Smurfit-Stone Container Enterprises, Inc.,
               7.15%, 11/01/2010 (M)...........................         440
    1,065    Smurfit-Stone Container Enterprises, Inc.,
               7.45%, 11/01/2011 (M)...........................       1,071
    2,638    Smurfit-Stone Container Enterprises, Inc.,
               7.50%, 11/01/2010 (M)...........................       2,647
    2,383    Smurfit-Stone Container Enterprises, Inc.,
               7.58%, 11/01/2011 (M)...........................       2,391
    6,721    Solo Cup Co.,
               7.92%, 02/27/2011 (M)...........................       6,744
    1,500    Solo Cup Co.,
               9.45%, 03/31/2012 (M)...........................       1,511
    7,955    Tupperware Corp.,
               6.80%, 11/07/2012 (M)...........................       7,891
                                                                 ----------
                                                                    207,781
                                                                 ----------
             CAPITAL GOODS -- 2.6%
    5,584    ACCO Brands Corp.,
               7.06%, 08/15/2012 (M)...........................       5,577
    1,000    Babcock & Wilcox Co.,
               8.25%, 02/14/2012 (M)...........................       1,005

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- (CONTINUED)
            CAPITAL GOODS -- (CONTINUED)
$  2,000    Babcock & Wilcox Co.,
              8.32%, 02/14/2012 (Q)+..........................  $    2,000
   5,682    Bluegrass Container Corp.,
              7.64%, 12/29/2013 (M)...........................       5,729
   2,303    Bluegrass Container Corp.,
              7.72%, 06/29/2013 (Q)+..........................       2,300
   7,697    Bluegrass Container Corp.,
              10.40%, 06/29/2013 (M)..........................       7,725
   1,818    Bluegrass Container Corp.,
              10.45%, 12/29/2013 (Q)+.........................       1,836
     660    Invensys International Holdings,
              7.47%, 01/15/2011 (M)(Q)........................         660
     590    Invensys International Holdings,
              7.47%, 12/15/2010 (M)(Q)........................         590
   1,502    K&F Industries, Inc.,
              7.39%, 11/18/2012 (M)...........................       1,503
   1,485    Mid-Western Aircraft Systems, Inc.,
              7.75%, 12/31/2011 (M)...........................       1,492
   5,000    Nacco Material Handling Group,
              7.21%, 03/22/2013 (M)...........................       4,975
   1,990    Polymer Group, Inc.,
              7.74%, 11/22/2012 (M)...........................       1,991
   2,188    Primus International, Inc.,
              7.84%, 06/07/2012 (M)...........................       2,188
   1,313    Primus International, Inc.,
              7.97%, 06/07/2012 (Q)+..........................       1,313
   1,976    Targus Group International,
              8.30%, 11/22/2012 (M)...........................       1,956
   4,000    Transdigm, Inc.,
              7.45%, 06/23/2013 (M)...........................       4,023
   1,734    Visant Holding Corp.,
              6.96%, 10/04/2011 (M)...........................       1,740
                                                                ----------
                                                                    48,603
                                                                ----------
            CONSUMER CYCLICAL -- 10.8%
   7,500    American General LLC,
              13.80%, 05/02/2012 (M)..........................       7,650
   3,919    Atrium Companies, Inc. Term Loan,
              8.22%, 06/12/2012 (M)...........................       3,919
     481    Atrium Companies, Inc. Delayed Draw Term Loan,
              8.22%, 06/12/2012 (Q)+..........................         482
   3,479    Axletech International,
              7.45%, 10/20/2012 (M)...........................       3,474
   2,000    Axletech International,
              11.98%, 04/20/2013 (M)..........................       2,005
   2,500    Brand Services, Inc.,
              7.63%, 01/15/2012 (M)(Q)........................       2,500
     495    Brand Services, Inc.,
              7.72%, 01/15/2012 +.............................         495
   3,990    Burlington Coat Factory Warehouse Corp.,
              7.53%, 05/28/2013 (M)...........................       3,895
   1,958    Collins & Aikman,
              8.48%, 05/17/2007 (F) (M).......................       1,958
   1,991    Contech Construction Products,
              7.40%, 01/31/2013 (M)...........................       1,991
   1,895    Custom Building Products,
              7.69%, 10/20/2011 (M)...........................       1,900

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            CONSUMER CYCLICAL -- (CONTINUED)
$ 13,000    Dana Corp.,
              7.64%, 03/03/2008 (F)(M)........................  $   12,986
   3,000    Delphi Corp.,
              8.12%, 10/08/2007 (F)(M)........................       3,047
   5,985    Dollarama Group L.P.,
              7.39%, 11/18/2011 (M)...........................       5,978
   5,486    Easton-Bell Sports, Inc.,
              6.81%, 03/16/2012 (M)...........................       5,484
   2,750    Federal-Mogul Corp.,
              7.50%, 12/09/2006 (F)(M)........................       2,757
   3,483    Invista,
              6.83%, 04/30/2010 (M)...........................       3,465
  12,804    Jean Coutu Group,
              7.92%, 07/30/2011 (M)...........................      12,810
  10,000    Lear Corp.,
              7.97%, 04/25/2012 (M)(Q)........................       9,916
     188    Longyear Holdings, Inc.,
              8.32%, 07/28/2012 (M)...........................         189
   1,301    Longyear Holdings, Inc.,
              8.50%, 07/28/2012 (M)...........................       1,306
   3,000    Longyear Holdings, Inc.,
              12.31%, 11/28/2013 (M)..........................       3,030
   3,000    Mark IV Industries, Inc.,
              8.03%, 12/31/2011 (M)...........................       3,020
   2,000    Mark IV Industries, Inc.,
              11.29%, 12/31/2011 (M)..........................       2,038
   3,968    Masonite International Corp. Bridge Term Loan,
              7.52%, 04/30/2010 (M)...........................       3,874
   3,975    Masonite International Corp. US Term Loan,
              7.52%, 04/30/2010 (M)...........................       3,888
   4,000    Masonite International Corp.,
              11.08%, 10/06/2006 (M)..........................       3,803
   7,272    Neiman Marcus Group,
              7.72%, 04/06/2013 (M)...........................       7,323
   5,942    Nortek, Inc.,
              7.35%, 08/27/2011 (M)...........................       5,951
   6,000    Pro-Build Holdings, Inc.,
              7.25%, 06/21/2013 (M)...........................       5,993
   1,000    RJ Tower Corp.,
              8.24%, 02/02/2007 (F)(M)........................       1,006
   5,473    Roundy's Supermarkets, Inc.,
              8.22%, 11/03/2011 (M)...........................       5,516
   1,995    Sears Canada, Inc.,
              7.25%, 12/16/2012 (M)...........................       1,995
   2,000    Sports Authority, Inc.,
              7.75%, 04/25/2013 (M)...........................       1,984
   4,500    Standard Pacific Corp.,
              6.67%, 04/25/2013 (M)...........................       4,404
     333    Standard Steel LLC,
              7.97%, 07/10/2012 (Q)+..........................         335
   1,667    Standard Steel LLC,
              8.09%, 07/10/2012 (M)...........................       1,675
  21,950    Supervalu, Inc.,
              7.06%, 05/30/2013 (M)...........................      21,864
   3,484    Tensar Corp.,
              8.24%, 10/28/2012 (M)...........................       3,501

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$ 17,500    Toys R Us, Inc.,
              8.36%, 11/30/2008 (M)(Q)........................  $   17,464
   3,483    TRW Automotive,
              6.81%, 06/30/2012 (M)...........................       3,477
   2,989    United Subcontractors, Inc.,
              8.35%, 12/27/2012 (M)...........................       2,981
   6,635    William Carter Co.,
              6.91%, 07/14/2012 (M)...........................       6,619
                                                                ----------
                                                                   199,948
                                                                ----------
            CONSUMER STAPLES -- 3.3%
   1,330    American Seafoods Group,
              7.07%, 09/30/2011 (M)...........................       1,327
   2,674    American Seafoods Group,
              7.22%, 09/30/2012 (M)...........................       2,668
   1,371    Birds Eye Foods, Inc.,
              8.09%, 08/19/2008 (M)...........................       1,375
   8,451    Chiquita Brands International,
              7.58%, 06/28/2012 (M)...........................       8,448
     196    Chiquita Brands International,
              7.65%, 06/28/2012 (M)...........................         195
   6,102    Commonwealth Brands, Inc.,
              7.70%, 12/22/2012 (M)...........................       6,125
   2,833    Constellation Brands, Inc.,
              6.82%, 06/05/2013 (M)...........................       2,839
   2,993    Del Monte Corp.,
              7.04%, 02/08/2012 (M)...........................       2,998
   1,209    Dole Food Co.,
              7.13%, 04/12/2013 (M)...........................       1,182
   2,714    Dole Food Co.,
              7.20%, 04/12/2013 (M)...........................       2,656
   9,047    Dole Food Co.,
              7.21%, 04/12/2013 (M)...........................       8,849
   2,314    Johnson Diversey, Inc.,
              7.56%, 12/16/2011 (M)...........................       2,329
     381    Johnson Diversey, Inc.,
              7.86%, 12/16/2010 (M)...........................         382
   1,000    Michael Foods, Inc.,
              7.51%, 11/21/2010 (M)...........................       1,005
   3,104    New Page Corp.,
              8.44%, 05/02/2011 (M)...........................       3,112
   1,970    Nutro Products, Inc.,
              7.25%, 04/21/2013 (M)...........................       1,969
     474    Otis Spunkmeyer, Inc.,
              8.14%, 08/26/2012 (M)...........................         476
     404    Pierre Foods, Inc.,
              6.85%, 06/30/2010 (M)...........................         404
  10,000    Reynolds American, Inc.,
              7.26%, 05/31/2012 (M)...........................      10,041
   3,000    United Agri Products, Inc.,
              7.52%, 06/01/2012 (M)...........................       3,000
                                                                ----------
                                                                    61,380
                                                                ----------
            ENERGY -- 1.8%
   2,985    Citgo Petroleum Corp.,
              6.70%, 11/14/2012 (M)...........................       2,976
   6,000    Helix Energy Solutions Group, Inc.,
              7.48%, 05/31/2013 (M)...........................       5,993

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
$  1,317    Magellan Midstream Holdings L.P.,
              7.07%, 07/31/2012 (M)...........................  $    1,317
   1,750    MEG Energy Corp.,
              7.47%, 04/03/2013 (Q)+..........................       1,742
   1,746    MEG Energy Corp.,
              7.50%, 04/03/2013 (M)...........................       1,746
   3,325    Niska Gas Storage LLC Canadian Term Loan,
              7.03%, 05/03/2011 (M)...........................       3,317
     635    Niska Gas Storage LLC US Term Loan,
              7.03%, 05/03/2011 (M)...........................         633
     606    Niska Gas Storage LLC Asset Sale,
              7.03%, 05/03/2011 (M)...........................         605
     424    Niska Gas Storage LLC,
              7.22%, 05/03/2011 (Q)+..........................         423
   1,164    Targa Resources, Inc. Synthetic Letter of Credit,
              7.37%, 10/31/2012 (M)...........................       1,167
   4,813    Targa Resources, Inc. Term Loan B,
              7.37%, 10/31/2012 (M)...........................       4,815
   2,000    Texas Petrochemicals L.P.,
              7.87%, 06/27/2013 (M)(Q)........................       2,008
   6,000    Texas Petrochemicals L.P.,
              7.97%, 06/27/2013 (M)(Q)........................       6,019
     496    Universal Compression,
              7.00%, 02/15/2012 (M)...........................         497
                                                                ----------
                                                                    33,258
                                                                ----------
            FINANCE -- 8.8%
   2,000    Ameritrade Holding Corp.,
              6.88%, 12/31/2011 (M)...........................       1,989
   5,985    Ameritrade Holding Corp.,
              6.90%, 12/31/2011 (M)...........................       5,968
   7,000    Avis Budget Car Rental LLC,
              6.75%, 04/19/2012 (M)...........................       6,937
   3,990    Buckeye Check Cashing, Inc.,
              8.04%, 05/01/2012 (M)...........................       3,985
   7,814    Capital Automotive L.P.,
              7.09%, 12/20/2010 (M)...........................       7,808
   4,505    Conseco, Inc.,
              7.07%, 06/22/2010 (M)...........................       4,496
  16,000    General Growth Properties,
              6.66%, 02/24/2010 (M)...........................      15,780
     629    Ginn Club and Resorts,
              8.29%, 06/07/2013 (M)...........................         629
   1,371    Ginn Club and Resorts,
              8.35%, 06/07/2013 (M)...........................       1,351
   4,988    Golden Gate National,
              7.92%, 03/14/2011 (M)...........................       5,006
   4,425    Hertz Corp.,
              7.51%, 12/21/2012 (M)...........................       4,446
     556    Hertz Corp.,
              7.53%, 12/21/2012 (M)...........................         559
   5,337    Lion Gables Realty, L.P.,
              7.09%, 09/30/2006 (M)...........................       5,338
  10,500    LNR Properties Corp.,
              8.06%, 06/29/2011 (M)...........................      10,524
   4,000    LNR Properties Corp.,
              8.10%, 06/29/2009 (M)...........................       4,010

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  2,500    Mattamy Funding Partnership,
              7.48%, 04/11/2013 (M)...........................  $    2,500
   3,789    NASDAQ Stock Market, Inc.,
              6.97%, 05/12/2012 (M)...........................       3,786
   2,196    NASDAQ Stock Market, Inc.,
              6.98%, 05/22/2012 (M)...........................       2,193
   2,859    Newkirk Master L.P.,
              7.05%, 08/10/2012 (M)...........................       2,856
   4,792    Newkirk Master L.P.,
              7.06%, 08/10/2012 (M)...........................       4,786
   1,995    November 2005 Land Investors LLC,
              8.25%, 05/01/2011 (M)...........................       1,995
   2,500    November 2005 Land Investors LLC,
              12.36%, 05/09/2012 (M)..........................       2,513
   2,982    Pivotal Promontory LLC,
              8.17%, 08/30/2010 (M)...........................       2,940
  14,500    Residential Capital Corp.,
              6.67%, 7/28/2008 (M)(Q).........................      14,246
   2,955    Sedgwick CMS Holdings, Inc.,
              7.25%, 02/24/2013 (M)...........................       2,943
   5,000    Technical Olympic,
              7.71%, 08/01/2012 (M)...........................       4,969
  19,000    Trizec Properties, Inc.,
              6.77%, 04/07/2007 (M)...........................      18,968
   6,591    United Rentals, Inc.,
              7.34%, 02/14/2011 (M)...........................       6,597
   1,347    United Rentals, Inc.,
              7.98%, 02/14/2011 (M)...........................       1,346
  12,000    Vanguard Car Rental USA Holdings, Inc.,
              8.32%, 06/08/2013 (M)...........................      11,996
                                                                ----------
                                                                   163,460
                                                                ----------
            HEALTH CARE -- 7.7%
   2,993    AGA Medical Corp.,
              7.38%, 04/26/2013 (M)...........................       2,991
     993    Alliance Imaging, Inc.,
              7.86%, 12/29/2011 (M)...........................         995
   6,489    Ameripath, Inc.,
              7.36%, 10/31/2013 (M)...........................       6,476
   1,995    Community Health Systems,
              6.93%, 08/19/2011 (M)...........................       1,993
   2,443    Concentra Operating Corp.,
              7.59%, 09/30/2011 (M)...........................       2,451
   3,990    DJ Orthopedics LLC,
              7.02%, 04/07/2013 (M)...........................       3,968
  24,446    Fresenius Medical Care AG,
              6.86%, 03/23/2012 (M)(Q)........................      24,207
   4,500    Hanger Orthopedic Group,
              7.98%, 05/25/2013 (M)(Q)........................       4,511
   1,914    Healthcare Partners LLC,
              7.79%, 03/02/2011 (M)...........................       1,918
  16,000    Healthsouth Corp.,
              8.49%, 03/07/2013 (M)...........................      15,970
   1,985    Healthtronics, Inc.,
              7.10%, 03/23/2011 (M)...........................       1,975
  12,124    Lifepoint Hospitals, Inc.,
              7.10%, 04/15/2012 (M)(Q)........................      12,067

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
$  4,870    Multiplan Corp.,
              7.49%, 04/13/2013 (M)...........................  $    4,839
     115    National Mentor Holdings, Inc.,
              7.85%, 06/27/2013 (M)...........................         115
   1,885    National Mentor Holdings, Inc.,
              7.90%, 06/27/2013 (M)...........................       1,889
   7,000    National Renal Institutes, Inc.,
              7.43%, 03/31/2013 (M)...........................       6,978
   5,985    Quintiles Transnational Corp.,
              7.50%, 03/31/2013 (M)...........................       5,975
   2,481    Renal Advantage, Inc.,
              7.79%, 10/05/2012 (M)...........................       2,497
   4,470    Select Medical Corp.,
              6.99%, 02/24/2012 (M)(Q)........................       4,403
   1,485    Skilled Healthcare Group, Inc.,
              7.78%, 06/15/2012 (M)...........................       1,495
   7,935    Spanish Broadcasting System, Inc.,
              7.25%, 06/10/2012 (M)...........................       7,905
   5,975    Vanguard Health Holdings Company II LLC,
              7.79%, 09/23/2011 (M)...........................       5,968
   6,686    Ventiv Health, Inc.,
              6.97%, 10/05/2011 (M)(Q)........................       6,695
   1,518    Warner Chilcott Corp.,
              7.54%, 01/18/2005 (M)...........................       1,519
     701    Warner Chilcott Corp.,
              7.54%, 01/18/2012 (M)...........................         702
   5,767    Warner Chilcott Corp. Term Loan B,
              7.57%, 01/18/2012 (M)(Q)........................       5,765
     162    Warner Chilcott Corp. Dovobet Term Loan,
              7.57%, 01/18/2012 (M)...........................         162
     808    Warner Chilcott Corp.,
              7.74%, 01/18/2012 (M)...........................         809
   3,000    Waterpik Technologies, Inc.,
              11.65%, 10/20/2013 (M)..........................       3,045
   2,500    Youth & Family Centered Services, Inc.,
              8.22%, 07/10/2013 +.............................       2,497
                                                                ----------
                                                                   142,780
                                                                ----------
            SERVICES -- 22.6%
     998    24 Hour Fitness Worldwide, Inc.,
              8.05%, 06/08/2012 (M)...........................       1,001
   7,939    Advantage Sales & Marketing, Inc.,
              7.23%, 03/31/2013 (M)(Q)........................       7,864
   9,000    Affiliated Computer Services, Inc. Term Loan B2,
              7.40%, 03/20/2013 (M)...........................       8,992
   3,980    Affiliated Computer Services, Inc.,
              7.40%, 03/20/2013 (M)...........................       3,981
   7,679    Affinion Group,
              7.94%, 10/07/2012 (M)...........................       7,692
   1,995    Alliance,
              7.02%, 12/20/2011 (M)...........................       1,986
   7,286    Allied Waste,
              7.05%, 01/15/2012 (M)(Q)........................       7,244
  17,073    Allied Waste,
              7.12%, 01/15/2012 (M)(Q)........................      16,980
   5,975    AMC Entertainment, Inc.,
              7.47%, 01/26/2013 (M)...........................       5,997

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  5,000    American Gaming Systems,
              10.13%, 06/21/2013 (M)(H).......................  $    5,000
   1,244    Black Press Ltd. Term Loan B,
              7.47%, 08/2/2013 (Q)+...........................       1,249
     756    Black Press Ltd. Term Loan B2,
              7.47%, 08/2/2013 (Q)+...........................         758
   9,000    Bresnan Communications LLC,
              7.05%, 09/29/2013 (M)...........................       8,987
   7,752    Carmike Cinemas, Inc.,
              8.39%, 05/19/2012 (M)...........................       7,778
   2,186    Carmike Cinemas, Inc.,
              8.50%, 09/29/2011 (M)...........................       2,199
   2,000    Casella Waste Systems, Inc.,
              7.47%, 04/28/2010 +.............................       2,005
   3,475    CCM Merger, Inc.,
              7.38%, 08/01/2012 (M)...........................       3,457
   9,500    Cebridge Communications LLC,
              7.74%, 11/05/2013 (M)...........................       9,430
   1,000    Cebridge Communications LLC,
              9.85%, 05/05/2014 (M)...........................         963
  19,000    Cedar Fair, L.P.,
              7.96%, 07/21/2013 (Q)+..........................      19,059
   3,000    Century Theaters, Inc.,
              7.11%, 03/01/2013 (M)...........................       3,002
  11,886    CMP Susquehanna Corp.,
              7.31%, 5/5/2013 (Q)(M)..........................      11,863
   5,488    Coinmach Corp.,
              7.72%, 12/16/2010 (M)...........................       5,517
   2,000    CSC Holdings, Inc.,
              6.78%, 02/24/2012 (M)...........................       1,982
   9,980    CSC Holdings, Inc.,
              7.04%, 03/24/2013 (M)...........................       9,920
  13,000    Cumulus Media, Inc.,
              7.45%, 06/07/2013 (M)...........................      13,005
     427    Dex Media West LLC,
              6.73%, 03/09/2010 (M)...........................         424
   1,953    Dex Media West LLC,
              6.80%, 03/09/2010 (M)...........................       1,940
     499    Dyncorp International LLC,
              7.56%, 02/11/2011 (M)...........................         499
     604    Energy Solutions LLC Term Loan B2,
              7.76%, 06/07/2013 (M)...........................         608
      63    Energy Solutions LLC LC Facility,
              7.76%, 06/07/2013 (M)...........................          63
   1,333    Energy Solutions LLC Term Loan B,
              7.76%, 06/07/2013 (M)...........................       1,343
   3,156    F & W Publications, Inc.,
              8.16%, 08/05/2012 (M)...........................       3,160
   3,250    Fender Musical Instrument Group,
              10.98%, 09/30/2012 (M)..........................       3,250
   1,803    Fidelity National Information Solutions, Inc.,
              6.58%, 03/09/2013 (M)...........................       1,796
   6,424    Fidelity National Information Services, Inc.,
              7.09%, 03/09/2013 (M)...........................       6,422
   2,000    Frontiervision Operating Partners, L.P.,
              9.75%, 12/19/2006 (F)(M)........................       1,968
  18,000    Gatehouse Media Operating, Inc.,
              7.59%, 12/05/2013 (M)(Q)........................      17,963

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
$    498    Gray Television, Inc.,
              7.00%, 05/22/2013 (M)...........................  $      495
   3,487    Gray Television, Inc.,
              7.01%, 11/22/2012 (M)...........................       3,478
   4,000    Greektown Holdings LLC,
              7.97%, 12/01/2012 (M)...........................       4,015
   5,500    Hallmark Entertainment LLC,
              7.94%, 12/31/2011 (M)...........................       5,500
   2,640    Hilton Hotels Corp.,
              6.81%, 02/12/2013 (M)...........................       2,631
     990    Hit Entertainment, Inc.,
              7.70%, 08/26/2012 (M)...........................         995
   1,985    Isle of Capri Black Hawk LLC,
              7.29%, 10/24/2011 (M)...........................       1,980
   6,377    Lake at Las Vegas Joint Venture LLC,
              7.90%, 02/01/2010 (M)...........................       6,362
   5,237    LBI Media, Inc.,
              6.76%, 05/01/2012 (M)...........................       5,185
   4,000    MediaNews Groups, Inc.,
              7.22%, 06/28/2013 (M)(Q)........................       4,004
   4,688    MGM Holdings II, Inc.,
              7.70%, 04/08/2012 (M)...........................       4,689
  26,143    MGM Mirage,
              6.27%, 04/25/2010 (M)(Q)........................      26,027
   2,488    Montecito Broadcast Group LLC,
              7.72%, 01/25/2013 (M)...........................       2,495
   3,000    New Publications, Inc.,
              12.55%, 02/05/2013 (M)..........................       3,008
   3,000    Newspaper Holdings, Inc.,
              6.64%, 08/24/2012 (M)...........................       2,983
   4,484    Opbiz LLC,
              8.53%, 08/31/2010 (M)...........................       4,334
       8    Opbiz LLC,
              8.97%, 08/31/2010 (M)...........................           8
   1,985    PBI Media, Inc.,
              7.67%, 09/30/2012 (M)...........................       1,979
   3,000    PBI Media, Inc.,
              11.41%, 09/30/2013 (M)..........................       2,996
   1,985    Penn National Gaming, Inc.,
              7.13%, 07/05/2012 (M)...........................       1,987
   2,213    Per-Se Technologies, Inc.,
              7.68%, 01/05/2013 (M)...........................       2,213
   7,785    Pinnacle Foods,
              7.47%, 11/25/2010 (M)...........................       7,779
   2,985    Quebecor Media, Inc.,
              7.51%, 01/17/2013 (M)...........................       2,994
   6,964    Raycom TV Broadcasting, Inc.,
              7.00%, 07/27/2013 (M)...........................       6,911
  13,462    Regal Cinemas, Inc.,
              7.22%, 11/10/2010 (M)(Q)........................      13,385
  10,500    Sensata Technologies,
              7.23%, 04/21/2013 (M)...........................      10,427
   1,244    SFX Entertainment, Inc.,
              7.75%, 06/21/2013 (M)...........................       1,242
   1,000    Southern Graphic Systems,
              7.97%, 12/30/2011 (Q)+..........................       1,001
   1,990    Southern Graphic Systems,
              8.01%, 12/30/2011 (M)...........................       1,992

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  5,000    Southwest Sports Group LLC,
              7.96%, 12/22/2010 (M)...........................  $    4,975
   9,927    Sungard Data Systems, Inc.,
              7.60%, 08/08/2012 (M)...........................       9,964
   3,000    United Site Services, Inc.,
              9.79%, 06/29/2013 (M)...........................       2,970
   8,250    UPC Financing Partnership,
              7.64%, 12/31/2013 (M)...........................       8,227
   8,250    UPC Financing Partnership,
              7.64%, 03/31/2013 (M)...........................       8,230
   3,951    US Investigations Services,
              7.84%, 10/14/2012 (M)...........................       3,951
     989    US Investigations Services,
              7.92%, 10/14/2012 (M)...........................         990
   1,709    Venetian Casino Resort LLC Term B Funded,
              7.26%, 06/15/2011 (M)(Q)........................       1,707
   8,291    Venetian Casino Resort LLC Term Loan B,
              7.26%, 6/15/2011 (M)(Q).........................       8,280
   4,667    Venetian Macau Ltd.,
              8.20%, 04/06/2013 (M)...........................       4,673
   2,333    Venetian Macau Ltd.,
              8.22%, 04/06/2012 +(Q)..........................       2,323
   3,000    Verso Paper Holdings LLC,
              7.22%, 07/28/2013 +.............................       3,000
   2,500    Washington Country Casino Resort LLC,
              8.88%, 11/07/2011 (H)(M)........................       2,500
   2,000    Wembley, Inc.,
              8.71%, 08/15/2012 (M)...........................       2,013
   6,500    WideOpenWest Finance LLC,
              7.56%, 05/01/2013 (M)...........................       6,499
   3,000    WideOpenWest Finance LLC,
              10.13%, 05/01/2014 (M)..........................       3,017
   2,815    Yonkers Racing Corp.,
              6.67%, 08/12/2011 (M)(Q)........................       2,836
   1,685    Yonkers Racing Corp.,
              7.72%, 08/12/2011 (M)(Q)........................       1,698
                                                                ----------
                                                                   418,295
                                                                ----------
            TECHNOLOGY -- 12.1%
   1,989    Adelphia Communications Corp.,
              7.44%, 08/07/2006 (F)(M)........................       1,989
   1,500    Alaska Communication Systems Holdings, Inc.,
              7.06%, 02/01/2012 (M)...........................       1,494
   8,500    Alaska Communication Systems Holdings, Inc.,
              7.23%, 02/01/2012 (M)...........................       8,479
   6,625    American Reprographics Co. LLC,
              7.18%, 12/20/2012 (M)...........................       6,629
   4,000    Aspect Software, Inc.,
              8.50%, 09/22/2012 (M)...........................       3,997
   4,988    Caribe Information Investment, Inc.,
              7.41%, 03/29/2013 (M)...........................       4,984
   3,000    CCC Information Services Group, Inc.,
              8.00%, 02/10/2013 (M)...........................       3,009
   2,873    Cellnet Data Systems, Inc.,
              8.41%, 04/26/2012 (M)...........................       2,891

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
$ 19,146    Charter Communications Operating LLC,
              8.09%, 04/28/2013 (M)...........................  $   19,158
   5,000    Choice One,
              9.50%, 06/27/2012 (M)...........................       5,027
   7,212    Cincinnati Bell, Inc.,
              6.74%, 08/31/2012 (M)...........................       7,178
  12,000    Cinram International,
              7.08%, 05/05/2010 (M)...........................      11,975
   6,000    Cricket Communications,
              8.25%, 06/15/2013 (M)...........................       6,034
  14,000    Crown Castle Operating Co.,
              7.65%, 06/01/2014 (M)...........................      14,053
   2,455    Davita, Inc.,
              7.33%, 10/05/2011 (M)...........................       2,455
   2,939    Davita, Inc.,
              7.42%, 07/07/2012 (M)...........................       2,942
   2,000    Electrical Components International Holdings Co.,
              7.67%, 05/31/2013 (M)...........................       2,005
     688    Extensity S.A.R.L.,
              7.11%, 03/14/2011 (M)...........................         687
   1,029    Infor Global Solutions Delayed Draw Term Loan,
              9.22%, 07/28/2012 (Q)+..........................       1,034
   1,971    Infor Global Solutions Term Loan,
              9.22%, 07/28/2012 (Q)+..........................       1,981
   3,500    Intesat Ltd.,
              7.76%, 07/03/2012 (M)...........................       3,509
   9,000    LEVEL 3,
              8.41%, 12/01/2011 (M)...........................       9,011
   1,000    Madison River Capital LLC,
              7.57%, 07/29/2012 (M)...........................       1,000
   2,500    Mediacom Broadband,
              7.07%, 01/31/2015 (M)...........................       2,481
   8,496    Mediacom Broadband,
              7.09%, 01/31/2015 (M)...........................       8,461
   2,000    Mediacom LLC,
              6.98%, 09/30/2012 (M)...........................       1,973
   5,000    Mediacom LLC,
              7.11%, 01/31/2015 (M)(Q)........................       4,979
  14,489    Ntelos, Inc.,
              7.65%, 08/24/2011 (M)...........................      14,460
   6,000    NTL Dover LLC,
              7.47%, 09/03/2012 (Q)+..........................       6,019
   2,000    Olympus Cable Holding LLC,
              10.37%, 09/30/2010 (F)(M).......................       1,918
  12,360    Panamsat Corp.,
              7.99%, 01/03/2014 (M)(Q)........................      12,398
   3,990    Quality Home Brands Holdings LLC,
              8.14%, 12/14/2012 (M)...........................       4,002
   5,494    R.H. Donnelley, Inc.,
              6.86%, 06/30/2011 (M)(Q)........................       5,448
  13,443    R.H. Donnelley, Inc.,
              6.91%, 06/30/2011 (M)(Q)........................      13,326
   3,000    RCN Corp.,
              7.13%, 05/30/2013 (M)...........................       2,993
   5,388    Spectrum Brands, Inc.,
              8.30%, 02/06/2012 (M)...........................       5,387

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$  2,000    Stratos Global Corp.,
              8.25%, 02/13/2012 (M)...........................  $    2,003
  16,000    Windstream Corp.,
              7.26%, 07/17/2013 (M)...........................      16,046
                                                                ----------
                                                                   223,415
                                                                ----------
            TRANSPORTATION -- 2.6%
   7,500    Delta Air Lines, Inc.,
              9.87%, 03/16/2008 (F)(M)........................       7,626
   8,038    Kansas City Southern Railway Co.,
              7.12%, 04/28/2013 (M)...........................       8,058
   2,488    Kenan Advantage Group,
              8.47%, 12/16/2011 (M)...........................       2,500
   4,000    Laidlaw International, Inc.,
              7.22%, 07/31/2013 +.............................       4,000
   2,000    Northwest Airlines, Inc.,
              10.54%, 11/23/2009 (F)(M).......................       2,027
   5,000    Northwest Airlines, Inc.,
              12.02%, 11/23/2010 (F)(M).......................       5,069
     810    Railamerica,
              7.25%, 09/29/2011 (M)...........................         816
   4,128    Sirva Worldwide, Inc.,
              10.03%, 12/01/2010 (M)..........................       3,949
   1,407    Transport Industries L.P.,
              8.00%, 09/30/2011 (M)...........................       1,410
   4,813    United Air Lines, Inc.,
              8.63%, 02/01/2012 (M)...........................       4,868
     688    United Air Lines, Inc.,
              9.19%, 02/01/2012 (M)...........................         695
   8,000    US Airways Group, Inc.,
              8.98%, 03/31/2011 (M)(Q)........................       8,034
                                                                ----------
                                                                    49,052
                                                                ----------
            UTILITIES -- 5.1%
   1,507    Astoria Generating Co. Acquisitions LLC Term Loan
              B,
              7.45%, 02/23/2012 (M)...........................       1,507
     355    Astoria Generating Co. Acquisitions LLC Letter of
              Credit,
              7.45%, 02/23/2012 (M)...........................         356
   4,500    Astoria Generating Co. Acquisitions LLC,
              9.11%, 08/23/2013 (M)...........................       4,552
   1,991    Calpine Corp.,
              7.66%, 12/22/2007 (F)(M)........................       1,998
   2,649    Calpine Corp.,
              9.50%, 12/22/2007 (F)(M)........................       2,682
     131    Ceh La Paloma Merger Co. LLC,
              7.15%, 08/16/2012 (M)...........................         129
      61    Ceh La Paloma Merger Co. LLC Term Loan,
              7.25%, 08/16/2012 (M)...........................          61
     770    Ceh La Paloma Merger Co. LLC Term Loan B,
              7.25%, 08/16/2012 (M)...........................         765
   1,000    Ceh La Paloma Merger Co. LLC,
              8.85%, 08/16/2013 (M)...........................         999
   3,000    Dynegy Holdings, Inc.,
              6.96%, 01/31/2012 (M)...........................       2,993

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            UTILITIES -- (CONTINUED)
$  4,000    Dynegy Holdings, Inc.,
              6.97%, 01/31/2012 (M)...........................  $    3,995
  16,838    El Paso Corp.,
              8.20%, 11/23/2009 (Q)+..........................      16,854
   1,485    Epco Holdings, Inc.,
              7.40%, 08/15/2010 (M)...........................       1,492
     121    LSP General Finance Co. LLC,
              7.22%, 04/13/2013 (Q)+..........................         121
   2,879    LSP General Finance Co. LLC,
              7.25%, 04/13/2013 (M)...........................       2,866
  17,927    Mirant North America LLC,
              7.12%, 01/03/2013 (M)...........................      17,811
   8,087    NRG Energy, Inc.,
              7.22%, 01/27/2013 (M)...........................       8,113
  12,892    NRG Energy, Inc.,
              7.45%, 01/27/2013 (M)...........................      12,909
   1,891    Pike Electric, Inc.,
              6.86%, 12/10/2012 (M)...........................       1,889
   2,871    Pike Electric, Inc. Term Loan B,
              6.86%, 07/01/2012 (M)...........................       2,868
   2,997    Reliant Energy, Inc.,
              7.64%, 04/30/2010 (M)...........................       2,994
   5,535    Reliant Energy, Inc.,
              7.77%, 04/30/2010 (M)...........................       5,527
   1,449    Semcrude L.P. (Aka Semgroup),
              7.67%, 03/01/2011 (M)...........................       1,452
                                                                ----------
                                                                    94,933
                                                                ----------
            Total senior floating rate interests
              (cost $1,649,465)...............................  $1,642,905
                                                                ----------
            Total long-term investments
              (cost $1,824,493)...............................  $1,817,407
                                                                ----------
SHORT-TERM INVESTMENTS -- 6.5%
            CAPITAL GOODS -- 0.8%
  15,000    Caterpillar, Inc., 5.25%, 08/04/2006 .............  $   14,991
                                                                ----------
            CONSUMER STAPLES -- 1.0%
  10,180    Cargill, Inc., 5.33%, 08/01/2006 .................      10,178
   8,000    KFW International Holdings,
              5.24%, 08/03/2006...............................       7,997
                                                                ----------
                                                                    18,175
                                                                ----------
            FINANCE -- 3.7%
  15,000    American General Finance, 5.25%, 08/03/2006.......      14,993
  15,000    General Electric Capital Corp., 5.25%,
              08/07/2006 .....................................      14,985
  15,000    Merrill Lynch & Co., Inc., 5.26%, 08/07/2006 .....      14,985
  15,000    Morgan Stanley, 5.25%, 08/07/2006.................      14,985
   2,443    State Street Bank Money Market Variable Rate,
              Current Rate -- 4.77% (L).......................       2,443
   5,500    Yorktown Capital, 5.29%, 08/03/2006...............       5,498
                                                                ----------
                                                                    67,889
                                                                ----------
            REPURCHASE AGREEMENTS @ -- 1.0%
   6,976    BNP Paribas Repurchase Agreement,
              5.19%, 08/01/2006...............................  $    6,976

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
$  6,801    RBS Greenwich Repurchase Agreement,
              5.19%, 08/01/2006...............................  $    6,801
   5,223    UBS Securities LLC Repurchase Agreement,
              5.19%, 08/01/2006...............................       5,223
                                                                ----------
                                                                    19,000
                                                                ----------
            Total short-term investments
              (cost $120,055).................................  $  120,055
                                                                ----------
            Total investments in securities
              (cost $1,944,548) (C)...........................   1,937,462
            Other assets & liabilities........................     (84,183)
                                                                ----------
            Total net assets..................................  $1,853,279
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.35% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,944,548 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,110
      Unrealized depreciation.........................   (9,196)
                                                        -------
      Net unrealized depreciation.....................  $(7,086)
                                                        =======

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

     CAD-Canadian Dollar
     EUR-EURO

 (F) The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR            SECURITY           COST BASIS
      --------        ----------            --------           ----------
      June 2006         5,000      American Gaming Systems       $5,000
      July 2005 -
      November 2005     3,000      Calpine Generating Co.         3,036
      October 2005      2,500      Washington Country Casino
                                   Resort LLC                     2,500

     The aggregate value of these securities at July 31, 2006 was $10,579, which represents 0.57% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $19,197, which represents 1.04% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield at July 31, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $113,332.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2006.

  + The interest rate disclosed for these securities represents an estimated yield as of July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                                  -------------             -----------           ---------------
                                                               U.S. Treasury
BNP Paribas Repurchase Agreement......................         Bonds..............         7.25% - 8.125%           2021 - 2022
RBS Greenwich Repurchase Agreement....................         U.S. Treasury Bills                  5.06%                  2007
UBS Securities LLC Repurchase Agreement...............         U.S. Treasury Bonds         7.875% - 8.75%           2020 - 2022

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.5%
            BASIC MATERIALS -- 4.6%
    62      Companhia Vale do Rio Doce ADR....................   $ 1,431
    48      Dow Chemical Co. .................................     1,660
                                                                 -------
                                                                   3,091
                                                                 -------
            CAPITAL GOODS -- 1.8%
    17      Deere & Co. ......................................     1,197
                                                                 -------
            CONSUMER CYCLICAL -- 4.7%
    62      D.R. Horton, Inc. ................................     1,329
    62      Dollar General Corp. .............................       828
    28      Home Depot, Inc. .................................       979
                                                                 -------
                                                                   3,136
                                                                 -------
            CONSUMER STAPLES -- 4.6%
    25      Clorox Co. .......................................     1,510
    66      Unilever N.V. NY Shares...........................     1,565
                                                                 -------
                                                                   3,075
                                                                 -------
            ENERGY -- 6.6%
    45      Exxon Mobil Corp. ................................     3,048
    57      Williams Cos., Inc. ..............................     1,382
                                                                 -------
                                                                   4,430
                                                                 -------
            FINANCE -- 23.3%
    71      Citigroup, Inc. ..................................     3,411
    52      Countrywide Financial Corp. ......................     1,849
    60      E*Trade Financial Corp. (D).......................     1,387
    20      ING Groep N.V.-Sponsored ADR......................       794
    26      Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................     3,514
    50      UBS AG............................................     2,742
    41      UnitedHealth Group, Inc. .........................     1,947
                                                                 -------
                                                                  15,644
                                                                 -------
            HEALTH CARE -- 14.0%
    30      Amgen, Inc. (D)...................................     2,064
    95      Boston Scientific Corp. (D).......................     1,623
    96      Elan Corp. plc ADR (D)............................     1,473
    47      Lilly (Eli) & Co. ................................     2,685
    34      Sanofi-Aventis S.A. ADR...........................     1,592
                                                                 -------
                                                                   9,437
                                                                 -------
            SERVICES -- 10.5%
    50      Accenture Ltd. Class A............................     1,463
    28      Comcast Corp. Class A (D).........................       963
   155      Sun Microsystems, Inc. (D)........................       673
    20      United Parcel Service, Inc. Class B...............     1,351
    35      Viacom, Inc. Class B (D)..........................     1,218
   118      XM Satellite Radio Holdings, Inc. Class A (D).....     1,370
                                                                 -------
                                                                   7,038
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- 27.8%
    74      AT&T, Inc. .......................................   $ 2,228
    22      Broadcom Corp. Class A (D)........................       530
   103      Cisco Systems, Inc. (D)...........................     1,835
   153      EMC Corp. (D).....................................     1,555
    98      General Electric Co. .............................     3,201
     6      Lexmark International, Inc. ADR (D)...............       313
    37      Marvell Technology Group Ltd. (D).................       679
    30      Maxim Integrated Products, Inc. ..................       890
    43      Medtronic, Inc. ..................................     2,152
   113      Microsoft Corp. ..................................     2,706
    22      Qualcomm, Inc. ...................................       776
    96      Sprint Nextel Corp. ..............................     1,901
                                                                 -------
                                                                  18,766
                                                                 -------
            UTILITIES -- 1.6%
    19      Exelon Corp. .....................................     1,071
                                                                 -------
            Total common stock
              (cost $70,133)..................................   $66,885
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.0%
            REPURCHASE AGREEMENTS @ -- 1.0%
  $245      Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................   $   245
    53      BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................        53
   102      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       102
   145      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................       145
     5      UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................         5
   141      UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       141
                                                                 -------
            Total short-term investments
              (cost $691).....................................   $   691
                                                                 -------
            Total investments in securities
              (cost $70,824) (C)..............................   $67,576
            Other assets & liabilities........................      (345)
                                                                 -------
            Total net assets..................................   $67,231
                                                                 =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.50% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $3,514, which represents 5.23% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $71,815 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 1,412
      Unrealized depreciation.........................   (5,651)
                                                        -------
      Net unrealized depreciation.....................  $(4,239)
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 93.2%
            BRAZIL -- 5.6%
     56     Brasil Telecom S.A. ADR (G).......................   $   666
     52     Tele Norte Leste Participacoes S.A. ADR...........       683
                                                                 -------
                                                                   1,349
                                                                 -------
            CHINA -- 1.8%
  1,342     China Telecom Corp. Ltd. (A)......................       443
                                                                 -------
            EGYPT -- 2.1%
     10     Mobinil-Egyptian Mobile Service...................       238
     18     Vodafone Egypt Telecommunications Co..............       266
                                                                 -------
                                                                     504
                                                                 -------
            FRANCE -- 4.3%
     48     France Telecom S.A. (A)...........................     1,028
                                                                 -------
            GERMANY -- 1.7%
     26     Deutsche Telekom AG (A)(G)........................       410
                                                                 -------
            ITALY -- 0.4%
     35     Telecom Italia S.p.A. (A).........................        86
                                                                 -------
            LUXEMBOURG -- 1.7%
     49     Citigroup Global Certificate -- Bharti
              Televentures (A)(D)(I)..........................       398
                                                                 -------
            MOROCCO -- 0.0%
      1     Maroc Telecom S.A. (G)............................        10
                                                                 -------
            NORWAY -- 3.8%
     72     Telenor ASA (A)...................................       914
                                                                 -------
            PHILIPPINES -- 6.7%
     41     Philippine Long Distance Telephone Co. (A)........     1,612
                                                                 -------
            RUSSIA -- 10.1%
     51     Mobile Telesystems OJSC ADR.......................     1,629
     17     Vimpel-Communications ADR (D).....................       819
                                                                 -------
                                                                   2,448
                                                                 -------
            SOUTH AFRICA -- 7.4%
    117     MTN Group Ltd. (A)................................       894
     12     Telkom South Africa Ltd. ADR......................       903
                                                                 -------
                                                                   1,797
                                                                 -------
            SOUTH KOREA -- 4.1%
     39     AFK Sistema GDR (I)...............................       860
     --     Samsung Electronics Co., Ltd. (A).................       129
                                                                 -------
                                                                     989
                                                                 -------
            SPAIN -- 4.0%
     19     Telefonica S.A. ADR...............................       963
                                                                 -------
            TURKEY -- 5.8%
    123     Turkcell Iletisim Hizmet ADR......................     1,403
                                                                 -------
            UNITED STATES -- 33.7%
     27     AT&T, Inc. .......................................       798
    236     Dobson Communications Corp. (D)...................     1,582
     23     FairPoint Communications, Inc. ...................       333

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UNITED STATES -- (CONTINUED)
    131     KongZhong Corp. ADR (D)(G)........................   $   823
     79     Neustar, Inc. (D).................................     2,423
     36     Powerwave Technologies, Inc. (D)..................       287
     50     Sprint Nextel Corp. ..............................       987
     44     Syniverse Holdings, Inc. (D)......................       610
    123     Westell Technologies, Inc. Class A (D)............       281
                                                                 -------
                                                                   8,124
                                                                 -------
            Total common stock
              (cost $23,818)..................................   $22,478
                                                                 -------
PREFERRED STOCKS -- 3.7%
            BRAZIL -- 3.7%
     15     Telecomunicacoes de Sao Paulo S.A. (G)............   $   334
     29     Telemar Norte Leste S.A. .........................       565
                                                                 -------
            Total Preferred stocks
              (cost $1,006)...................................   $   899
                                                                 -------
            Total long-term investments
              (cost $24,824)..................................   $23,377
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 8.7%
            REPURCHASE AGREEMENTS @ -- 1.1%
 $   95     Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 8/1/2006.................................   $    95
     20     BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 8/1/2006.................................        20
     39     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 8/1/2006.................................        39
     56     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 8/1/2006.................................        56
      2     UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 8/1/2006.................................         2
     55     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 8/1/2006.................................        55
                                                                 -------
                                                                     267
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.6%
  1,825     BNY Institutional Cash Reserve Fund...............     1,825
                                                                 -------
            Total short-term investments
              (cost $2,092)...................................   $ 2,092
                                                                 -------
            Total investments in securities
              (cost $26,916) (C)..............................   $25,469
            Other assets & liabilities........................    (1,360)
                                                                 -------
            Total net assets..................................   $24,109
                                                                 =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 63.27% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $5,914, which represents 24.53% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $26,937 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 1,305
      Unrealized depreciation.........................   (2,773)
                                                        -------
      Net unrealized depreciation.....................  $(1,468)
                                                        =======

  (D)Currently non-income producing.

 (G) Security partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $1,258, which represents 5.22% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.1%
            COMMERCIAL BANKING -- 9.0%
       5    Canadian Imperial Bank of Commerce (G)............  $      328
      10    State Street Corp. ...............................         601
      24    UBS AG (A)........................................       1,299
                                                                ----------
                                                                     2,228
                                                                ----------
            DEPOSITORY CREDIT BANKING -- 18.1%
       8    Banche Popolari Unite Scpa (A)....................         207
      22    Bank of America Corp. ............................       1,134
       8    Canadian Western Bank.............................         323
      21    Citigroup, Inc. ..................................       1,019
      17    Golden West Financial Corp. ......................       1,260
       8    Signature Bank (D)................................         267
       6    Webster Financial Corp. ..........................         269
                                                                ----------
                                                                     4,479
                                                                ----------
            INSURANCE CARRIERS -- 21.4%
      21    ACE Ltd. .........................................       1,076
       8    AMBAC Financial Group, Inc. ......................         665
      16    American International Group, Inc. ...............         959
       8    MBIA, Inc. .......................................         441
      42    Old Mutual plc (A)................................         127
      12    Reinsurance Group of America, Inc. ...............         580
      22    St. Paul Travelers Cos., Inc. ....................         989
      29    UnumProvident Corp. ..............................         464
                                                                ----------
                                                                     5,301
                                                                ----------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 30.1%
      15    ABN AMRO Holding N.V. (A).........................         424
      80    Banca Intesa S.p.A. (A)(G)........................         465
      50    Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......       1,074
     100    Barclays plc (A)..................................       1,173
      41    Capitalia S.p.A. (A)..............................         342
       9    Commerzbank AG (A)................................         307
      14    Credit Suisse Group (A)(G)........................         812
      15    ING Groep N.V. (A)................................         613
      59    Shinsei Bank Ltd. (A).............................         368
      19    Shizuoka Bank Ltd. (A)(G).........................         216
      80    UniCredito Italiano S.p.A. (A)....................         616
      63    Westpac Banking Corp. (A)(G)......................       1,059
                                                                ----------
                                                                     7,469
                                                                ----------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 2.5%
      --    Sumitomo Mitsui Financial Group, Inc. (A)(G)......         628
                                                                ----------
            NONDEPOSITORY CREDIT BANKING -- 5.0%
      11    Capital One Financial Corp. ......................         875
       6    Federal Home Loan Mortgage Corp. .................         353
                                                                ----------
                                                                     1,228
                                                                ----------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 1.6%
       2    Swiss Life Holding (A)............................         387
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 1.9%
      13    Countrywide Financial Corp. ......................  $      462
                                                                ----------
            SECURITIES AND COMMODITY EXCHANGES -- 1.9%
       5    Euronext (A)(G)...................................         464
                                                                ----------
            SECURITIES, COMMODITIES AND BROKERAGE -- 6.6%
      13    E*Trade Financial Corp. (D).......................         303
       3    Gluskin Shef + Associates, Inc. (D) (I)...........          47
       4    Goldman Sachs Group, Inc. ........................         535
      10    Merrill Lynch & Co., Inc. ........................         735
                                                                ----------
                                                                     1,620
                                                                ----------
            Total common stock
              (cost $19,256)..................................  $   24,266
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 17.5%
            REPURCHASE AGREEMENTS @ -- 1.6%
$    141    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $      141
      30    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................          30
      59    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................          59
      84    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................          84
       3    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................           3
      82    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................          82
                                                                ----------
                                                                       399
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.9%
   3,927    Navigator Prime Portfolio.........................       3,927
                                                                ----------
            Total short-term investments
              (cost $4,326)...................................  $    4,326
                                                                ----------
            Total investments in securities
              (cost $23,582) (C)..............................  $   28,592
                                                                ----------
            Other assets & liabilities........................      (3,862)
                                                                ----------
            Total net assets..................................  $   24,730
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.61% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $10,581, which represents 42.79% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $23,715 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,110
      Unrealized depreciation..........................    (233)
                                                         ------
      Net unrealized appreciation......................  $4,877
                                                         ======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $47, which represents 0.19% of total net assets.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                SECURITY TYPE             COUPON RATE          EXPIRATION DATE
                                                                -------------             -----------          ---------------
Bank of America Securities Joint Repurchase Agreement.......  FNMA                               5.50%                  2035
BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                      4.00% - 7.00%           2008 - 2033
                                                              FNMA                       4.00% - 7.00%           2033 - 2036
Deutsche Bank Securities TriParty Joint Repurchase
  Agreement.................................................  FHLMC                      4.50% - 7.50%           2006 - 2007
                                                              GNMA                               5.50%                  2036
Morgan Stanley & Co., Inc. TriParty Joint Repurchase
  Agreement.................................................  FHLMC                      4.00% - 6.50%           2010 - 2036
                                                              FNMA                       4.50% - 6.50%           2009 - 2036
UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                      4.50% - 7.50%           2018 - 2036
                                                              FNMA                       4.00% - 11.00%          2008 - 2035
UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond                3.875%                  2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.3%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 0.5%
      57    Medco Health Solutions, Inc. (D)..................  $   3,406
                                                                ---------
            BASIC CHEMICAL MANUFACTURING -- 0.7%
     100    Bayer AG (A)(G)...................................      4,931
                                                                ---------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 5.4%
     171    Cardinal Health, Inc. ............................     11,424
     484    McKesson Corp. ...................................     24,409
                                                                ---------
                                                                   35,833
                                                                ---------
            ELECTRICAL EQUIPMENT MANUFACTURING -- 0.9%
     203    Olympus Corp. (A)(G)..............................      5,846
                                                                ---------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 1.4%
     152    Triad Hospitals, Inc. (D)(G)......................      5,916
      59    Universal Health Services, Inc. Class B...........      3,321
                                                                ---------
                                                                    9,237
                                                                ---------
            HEALTH AND PERSONAL CARE STORES -- 2.1%
     416    CVS Corp. ........................................     13,608
                                                                ---------
            INSURANCE CARRIERS -- 5.1%
     470    Aetna, Inc. ......................................     14,813
     392    UnitedHealth Group, Inc. .........................     18,767
                                                                ---------
                                                                   33,580
                                                                ---------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 6.5%
     366    Baxter International, Inc. .......................     15,372
     225    Biomet, Inc. .....................................      7,415
     829    Boston Scientific Corp. (D).......................     14,108
     176    Terumo Corp. (A)..................................      6,357
                                                                ---------
                                                                   43,252
                                                                ---------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT MANUFACTURING -- 5.9%
     444    Bruker BioSciences Corp. (D)......................      2,595
     721    Medtronic, Inc. ..................................     36,400
                                                                ---------
                                                                   38,995
                                                                ---------
            OTHER INFORMATION SERVICES -- 0.3%
   1,447    iSOFT Group plc (A)(G)............................      1,683
                                                                ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 57.6%
     786    Abbott Laboratories...............................     37,562
     337    Amgen, Inc. (D)...................................     23,523
     299    Amylin Pharmaceuticals, Inc. (D)(G)...............     14,591
     189    Array BioPharma, Inc. (D)(G)......................      1,578
     451    Astellas Pharma, Inc. (A).........................     17,919
     558    AstraZeneca plc ADR...............................     34,061
     150    AtheroGenics, Inc. (D)(G).........................      1,978
     113    Barr Pharmaceuticals, Inc. (D)(G).................      5,633
     313    Bristol-Myers Squibb Co. .........................      7,493
     150    Cephalon, Inc. (D)(G).............................      9,844
     602    Cytokinetics, Inc. (D)(G).........................      3,505
     845    Daiichi Sankyo Co., Ltd. (A)(G)...................     23,230
     494    Eisai Co., Ltd. (A)...............................     22,846
     719    Elan Corp. plc ADR (D)............................     11,031

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
     294    Forest Laboratories, Inc. (D)(G)..................  $  13,592
      91    Genzyme Corp. (D).................................      6,227
     161    Gilead Sciences, Inc. (D).........................      9,874
     105    Ipsen (A)(G)(I)...................................      4,012
     289    Lilly (Eli) & Co. ................................     16,378
     448    MGI Pharma, Inc. (D)(G)...........................      6,551
     124    NPS Pharmaceuticals, Inc. (D)(G)..................        482
     355    Sanofi-Aventis S.A. ADR...........................     16,809
   1,651    Schering-Plough Corp. ............................     33,742
      64    Schwarz Pharma AG (A)(G)..........................      5,890
       4    Serono S.A. Class B (A)(G)........................      2,486
   1,191    Shionogi & Co., Ltd. (A)(G).......................     22,571
     103    Takeda Pharmaceutical Co., Ltd. (A)...............      6,658
     181    UCB S.A. (A)(G)...................................     10,529
     361    Vertex Pharmaceuticals, Inc. (D)(G)...............     12,101
                                                                ---------
                                                                  382,696
                                                                ---------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 1.4%
     338    IMS Health, Inc. .................................      9,266
                                                                ---------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 8.5%
     521    Applera Corp. -- Celera Genomics Group (D)(G).....      7,034
     667    Ciphergen Biosystems, Inc. (D)(G).................        694
     330    CV Therapeutics, Inc. (D)(G)......................      4,036
     253    Exelixis, Inc. (D)(G).............................      2,255
     135    Genmab A/S (A)(D).................................      4,616
     543    Human Genome Sciences, Inc. (D)(G)................      5,272
     154    ICOS Corp. (D)(G).................................      3,513
     296    Incyte Corp. (D)(G)...............................      1,260
     256    Medicines Co. (D)(G)..............................      5,369
   1,239    Millennium Pharmaceuticals, Inc. (D)(G)...........     12,164
     264    Regeneron Pharmaceuticals, Inc. (D)(G)............      3,608
     359    Zymogenetics, Inc. (D)(G).........................      6,772
                                                                ---------
                                                                   56,593
                                                                ---------
            Total common stock
              (cost $560,586).................................  $ 638,926
                                                                ---------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 20.3%
            REPURCHASE AGREEMENTS @ -- 3.1%
$  7,207    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $   7,207
   1,552    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................      1,552
   2,994    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................      2,994
   4,269    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................      4,269

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
$    155    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................  $     155
   4,158    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................      4,158
                                                                ---------
                                                                   20,335
                                                                ---------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 17.2%
 114,210    Navigator Prime Portfolio.........................    114,210
                                                                ---------
            Total short-term investments
              (cost $134,545).................................  $ 134,545
                                                                ---------
            Total investments in securities
              (cost $695,128) (C).............................  $ 773,471
                                                                ---------
            Other assets & liabilities........................   (109,719)
                                                                ---------
            Total net assets..................................  $ 663,752
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.35% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $139,574, which represents 21.03% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $696,470 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 99,461
      Unrealized depreciation........................   (22,460)
                                                       --------
      Net unrealized appreciation....................  $ 77,001
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $4,012, which represents 0.60% of total net assets.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.6%
            AUSTRIA -- 1.0%
     126    Erste Bank Der Oesterreichischen Sparkassen AG
              (I) (A)(G)......................................  $  7,248
                                                                --------
            BELGIUM -- 0.8%
      53    KBC Bankverzekeringsholdings (A)(G)...............     5,740
                                                                --------
            BRAZIL -- 1.3%
     399    Companhia Vale do Rio Doce ADR....................     9,257
                                                                --------
            CANADA -- 2.9%
     207    Cameco Corp. .....................................     8,247
     147    Suncor Energy, Inc. ..............................    11,853
                                                                --------
                                                                  20,100
                                                                --------
            FRANCE -- 3.3%
      76    LVMH Moet Hennessy Louis Vuitton S.A. (A)(G)......     7,609
     166    Sanofi-Aventis S.A. (A)(G)........................    15,761
                                                                --------
                                                                  23,370
                                                                --------
            GERMANY -- 1.8%
     317    Commerzbank AG (A)................................    11,106
      10    Deutsche Boerse AG (A)............................     1,352
                                                                --------
                                                                  12,458
                                                                --------
            GREECE -- 1.1%
     208    Opap S.A. (A).....................................     7,559
                                                                --------
            IRELAND -- 1.5%
     378    Elan Corp. plc ADR (D)............................     5,802
      87    Ryanair Holdings plc ADR (D)(G)...................     4,899
                                                                --------
                                                                  10,701
                                                                --------
            JAPAN -- 12.3%
     244    Eisai Co., Ltd. (A)...............................    11,275
     266    JSR Corp. (A)(G)..................................     6,257
      69    Nintendo Co., Ltd. (A)............................    12,943
      37    ORIX Corp. (A)....................................     9,658
      21    Rakuten, Inc. (A)(G)..............................     9,953
     611    Sharp Corp. (A)...................................    10,330
   1,317    Shinsei Bank Ltd. (A).............................     8,219
     388    Sumitomo Realty & Development (A)(G)..............     9,655
     136    Tokyo Electron Ltd. (A)(G)........................     8,657
                                                                --------
                                                                  86,947
                                                                --------
            MEXICO -- 3.1%
     332    America Movil S.A. de C.V. ADR....................    11,865
      36    Fomento Economico Mexicano S.A. de C.V. ADR.......     3,152
     388    Grupo Televisa S.A. ADR...........................     7,176
                                                                --------
                                                                  22,193
                                                                --------
            NETHERLANDS -- 2.3%
     354    ASML Holding N.V. (A) (D).........................     7,016
     100    Euronext (A)(G)...................................     8,953
                                                                --------
                                                                  15,969
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SOUTH KOREA -- 1.8%
      20    Samsung Electronics Co., Ltd. (A).................  $ 12,591
                                                                --------
            SWITZERLAND -- 3.9%
      73    Roche Holding AG (A)..............................    12,970
     268    UBS AG (A)........................................    14,597
                                                                --------
                                                                  27,567
                                                                --------
            TAIWAN -- 1.0%
   1,245    Hon Hai Precision Industry Co., Ltd. (A)..........     7,377
                                                                --------
            UNITED KINGDOM -- 12.9%
     217    AstraZeneca plc (A)...............................    13,237
     588    BHP Billiton plc (A)..............................    11,148
   3,215    Carphone Warehouse Group plc (A)..................    16,570
   3,317    EMI Group plc (A).................................    15,853
     211    Man Group plc (A).................................     9,677
     237    Reckitt Benckiser plc (A).........................     9,531
     319    Standard Chartered plc (A)........................     8,080
   1,034    Tesco plc (A).....................................     6,944
                                                                --------
                                                                  91,040
                                                                --------
            UNITED STATES -- 45.6%
     385    Adobe Systems, Inc. (D)...........................    10,976
     471    American Tower Corp. Class A (D)..................    15,916
      75    Amgen, Inc. (D)...................................     5,217
     108    Best Buy Co., Inc. ...............................     4,897
     150    Boeing Co. .......................................    11,621
     197    Celgene Corp. (D)(G)..............................     9,430
     478    Cisco Systems, Inc. (D)...........................     8,536
     403    Comcast Corp. Class A (D).........................    13,855
     336    Corning, Inc. (D).................................     6,402
     134    Danaher Corp. ....................................     8,704
     308    E*Trade Financial Corp. (D).......................     7,182
      78    Fluor Corp. ......................................     6,851
      74    Goldman Sachs Group, Inc. ........................    11,288
      44    Google, Inc. (D)..................................    17,010
     126    Harrah's Entertainment, Inc. .....................     7,586
     323    Hewlett-Packard Co. ..............................    10,291
     268    Las Vegas Sands Corp. (D)(G)......................    16,649
     201    Marvell Technology Group Ltd. (D).................     3,729
     244    Monsanto Co. .....................................    10,481
     658    Motorola, Inc. ...................................    14,983
     370    Network Appliance, Inc. (D)(G)....................    10,970
     134    Noble Corp. ......................................     9,643
     195    SanDisk Corp. (D)(G)..............................     9,080
     688    Schering-Plough Corp. ............................    14,053
     205    Schlumberger Ltd. ................................    13,678
     168    SLM Corp. ........................................     8,425
     102    Starbucks Corp. (D)(G)............................     3,481
     195    Valero Energy Corp. ..............................    13,162
     383    Warner Music Group Corp. .........................     9,333
      91    Whole Foods Market, Inc. .........................     5,210

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     223    Wyeth.............................................  $ 10,823
     259    XTO Energy, Inc. .................................    12,185
                                                                --------
                                                                 321,647
                                                                --------
            Total common stock
              (cost $632,513).................................  $681,764
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 14.5%
            REPURCHASE AGREEMENTS @ -- 4.0%
 $10,015    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $ 10,015
   2,157    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................     2,157
   4,160    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     4,160
   5,932    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................     5,932
     216    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................       216
   5,778    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     5,778
                                                                --------
                                                                  28,258
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.5%
  73,917    Navigator Prime Portfolio.........................  $ 73,917
                                                                --------
            Total short-term investments
              (cost $102,175).................................  $102,175
                                                                --------
            Total investments in securities
              (cost $734,688) (C).............................  $783,939
            Other assets & liabilities........................   (78,461)
                                                                --------
            Total net assets..................................  $705,478
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 51.05% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $297,866, which represents 42.22% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $739,086 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 68,351
      Unrealized depreciation........................   (23,498)
                                                       --------
      Net unrealized appreciation....................  $ 44,853
                                                       ========

  (D)Currently non-income producing.

 (G) The security is partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $7,248, which represents 1.03% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL LEADERS FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                   Buy             $1,818          $1,807          08/01/2006              $11
Euro                                            Buy               116              116          08/01/2006               --
Euro                                           Sell               838              833          08/01/2006               (5)
Euro                                           Sell               184              184          08/02/2006               --
Euro                                           Sell               822              822          08/03/2006               --
                                                                                                                        ---
                                                                                                                        $ 6
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.8%
            AUDIO AND VIDEO EQUIPMENT MANUFACTURING -- 2.3%
     26     Sony Corp. (A)....................................   $ 1,166
                                                                 -------
            BUSINESS SUPPORT SERVICES -- 1.4%
     17     Iron Mountain, Inc. (D)...........................       701
                                                                 -------
            COMMUNICATIONS EQUIPMENT MANUFACTURING -- 5.2%
     99     Motorola, Inc. ...................................     2,246
     12     Qualcomm, Inc. ...................................       427
                                                                 -------
                                                                   2,673
                                                                 -------
            COMPUTER AND PERIPHERAL MANUFACTURING -- 21.5%
     22     Dell, Inc. (D)....................................       481
    106     EMC Corp. (D).....................................     1,076
     93     Hewlett-Packard Co. ..............................     2,968
    333     Hon Hai Precision Industry Co., Ltd. (A)..........     1,975
     73     Integrated Device Technology, Inc. ...............     1,131
     10     International Business Machines Corp. ............       797
     52     Network Appliance, Inc. (D).......................     1,532
     42     Seagate Technology................................       972
     15     Western Digital Corp. (D).........................       254
                                                                 -------
                                                                  11,186
                                                                 -------
            DATA PROCESSING SERVICES -- 3.7%
     46     First Data Corp. .................................     1,891
                                                                 -------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT OTHER -- 3.5%
     94     Corning, Inc. (D).................................     1,794
                                                                 -------
            EMPLOYMENT SERVICES -- 1.9%
     17     Manpower, Inc. ...................................       981
                                                                 -------
            INTERNET PROVIDERS & WEB SEARCH PORTALS -- 0.3%
     10     Redback Networks, Inc. (D)........................       150
                                                                 -------
            MACHINERY MANUFACTURING -- INDUSTRIAL MACHINERY -- 6.8%
     33     KLA-Tencor Corp. .................................     1,380
     52     Lam Research Corp. (D)............................     2,146
                                                                 -------
                                                                   3,526
                                                                 -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING SERVICES -- 3.4%
     42     Accenture Ltd. Class A............................     1,217
     13     Monster Worldwide, Inc. (D).......................       532
                                                                 -------
                                                                   1,749
                                                                 -------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT MANUFACTURING -- 1.7%
      9     Garmin Ltd. (G) ..................................       893
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ON LINE INFORMATION SERVICES -- 4.1%
      6     Google, Inc. (D)..................................   $ 2,126
                                                                 -------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.8%
     10     Tata Consultancy Services Ltd. Warrants (D) (I)...       415
                                                                 -------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 10.4%
     14     Autodesk, Inc. (D)................................       481
     29     Automatic Data Processing, Inc. ..................     1,247
     48     BISYS Group, Inc. (D).............................       591
     24     DST Systems, Inc. (D).............................     1,363
    387     Sun Microsystems, Inc. (D)........................     1,685
                                                                 -------
                                                                   5,367
                                                                 -------
            RETAIL -- ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES -- 0.8%
     17     eBay, Inc. (D)....................................       407
                                                                 -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT MANUFACTURING -- 14.0%
     70     Altera Corp. (D)..................................     1,219
     20     International Rectifier Corp. (D).................       695
     29     Marvell Technology Group Ltd. (D).................       540
      4     MEMC Electronic Materials, Inc. (D)...............       125
     58     QLogic Corp. (D)..................................     1,006
     30     S.O.I.Tec S.A. (A) (D) (G)........................       796
      4     Samsung Electronics Co., Ltd. (A).................     2,305
     33     Trident Microsystems, Inc. (D)....................       561
                                                                 -------
                                                                   7,247
                                                                 -------
            SOFTWARE PUBLISHERS -- 14.3%
     53     Activision, Inc. (D)..............................       631
     32     Adobe Systems, Inc. (D)...........................       898
     19     Cognos, Inc. (D)..................................       584
     31     Electronic Arts, Inc. (D).........................     1,461
     15     Mercury Interactive Corp. (D).....................       743
     65     Microsoft Corp. ..................................     1,557
     26     Oracle Corp. (D)..................................       392
     46     Red Hat, Inc. (D).................................     1,097
                                                                 -------
                                                                   7,363
                                                                 -------
            WHOLESALERS -- ELECTRICAL GOODS -- 1.1%
     54     Arris Group, Inc. (D).............................       576
                                                                 -------
            WIRELESS COMMUNICATIONS SERVICES -- 1.6%
    189     Sonus Networks, Inc. (D)..........................       846
                                                                 -------
            Total common stock
              (cost $49,671)..................................   $51,057
                                                                 -------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 2.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.1%
 $1,086     BNY Institutional Cash Reserve Fund...............   $ 1,086
                                                                 -------
            Total short-term investments
              (cost $1,086)...................................   $ 1,086
                                                                 -------
            Total investments in securities
              (cost $50,757) (C)..............................   $52,143
            Other assets & liabilities........................      (473)
                                                                 -------
            Total net assets..................................   $51,670
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.01% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $6,242, which represents 12.08% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $51,345 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,740
      Unrealized depreciation.........................   (2,942)
                                                        -------
      Net unrealized appreciation.....................  $   798
                                                        =======

  (D)Currently non-income producing.

 (G) Security partially on loan as of July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $415, which represents 0.80% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------          --------          --------------
Euro                                           Sell              $ 8             $ 8            08/02/2006             $  --
Japanese Yen                                   Sell               14              14            08/02/2006                --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 3.5%
     710    Cameco Corp. .....................................  $   28,321
     394    Companhia Vale do Rio Doce ADR....................       9,152
     127    Peabody Energy Corp. .............................       6,335
                                                                ----------
                                                                    43,808
                                                                ----------
            CAPITAL GOODS -- 4.0%
     633    Boeing Co. .......................................      48,970
                                                                ----------
            CONSUMER CYCLICAL -- 1.0%
     218    Whole Foods Market, Inc. .........................      12,564
                                                                ----------
            CONSUMER STAPLES -- 1.0%
     192    PepsiCo, Inc. ....................................      12,169
                                                                ----------
            ENERGY -- 2.7%
     702    Halliburton Co. (G) ..............................      23,424
     233    Petro-Canada......................................      10,409
                                                                ----------
                                                                    33,833
                                                                ----------
            FINANCE -- 19.1%
      86    Chicago Mercantile Exchange Holdings, Inc. .......      39,802
     896    Commerce Bancorp, Inc. (G) .......................      30,429
     161    Countrywide Financial Corp. ......................       5,756
     414    Franklin Resources, Inc. .........................      37,865
     687    Nasdaq Stock Market, Inc. (D).....................      18,908
     450    Progressive Corp. ................................      10,885
     764    UBS AG............................................      41,582
   1,062    UnitedHealth Group, Inc. .........................      50,775
                                                                ----------
                                                                   236,002
                                                                ----------
            HEALTH CARE -- 15.3%
      20    Abbott Laboratories...............................         955
     280    Amgen, Inc. (D)...................................      19,503
     903    AstraZeneca plc ADR...............................      55,104
     516    Elan Corp. plc ADR (D)(G).........................       7,918
     131    Genzyme Corp. (D).................................       8,967
     210    Gilead Sciences, Inc. (D).........................      12,889
     118    Monsanto Co. .....................................       5,082
     730    Sanofi-Aventis S.A. ADR...........................      34,578
   1,872    Schering-Plough Corp. ............................      38,261
     190    Vertex Pharmaceuticals, Inc. (D)..................       6,379
                                                                ----------
                                                                   189,636
                                                                ----------
            SERVICES -- 16.5%
     747    Autodesk, Inc. (D)................................      25,467
      51    Corporate Executive Board Co. ....................       4,819
     379    Equifax, Inc. ....................................      12,229
     358    Fluor Corp. (G)...................................      31,475
      98    Manpower, Inc. ...................................       5,820
     201    Monster Worldwide, Inc. (D).......................       8,030
     397    Moody's Corp. ....................................      21,793
     247    SAP AG ADR (G)....................................      11,255
     386    Starwood Hotels & Resorts.........................      20,311
     405    United Parcel Service, Inc. Class B...............      27,911
     216    Viacom, Inc. Class B (D)..........................       7,512

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
     765    Walt Disney Co. ..................................  $   22,711
     377    XM Satellite Radio Holdings, Inc. Class A (D).....       4,376
                                                                ----------
                                                                   203,709
                                                                ----------
            TECHNOLOGY -- 31.2%
     900    Adobe Systems, Inc. (D)...........................      25,649
     364    America Movil S.A. de C.V. ADR....................      13,041
     523    American Tower Corp. Class A (D)..................      17,663
     350    Apple Computer, Inc. (D)(G).......................      23,780
   1,683    Cisco Systems, Inc. (D)...........................      30,047
     376    Danaher Corp. ....................................      24,491
      72    Garmin Ltd. ......................................       6,866
     630    General Electric Co. .............................      20,591
      84    Google, Inc. (D)..................................      32,606
     305    Hewlett-Packard Co. ..............................       9,737
     550    Linear Technology Corp. ..........................      17,790
   1,061    Marvell Technology Group Ltd. (D).................      19,687
   1,166    Medtronic, Inc. (G)...............................      58,895
   1,567    Network Appliance, Inc. (D).......................      46,511
     517    Qualcomm, Inc. ...................................      18,215
     316    SanDisk Corp. (D).................................      14,724
     156    TomTom N.V. (D)(A)(G).............................       5,825
                                                                ----------
                                                                   386,118
                                                                ----------
            TRANSPORTATION -- 3.0%
     553    General Dynamics Corp. ...........................      37,048
                                                                ----------
            UTILITIES -- 1.7%
     328    TXU Corp. ........................................      21,049
                                                                ----------
            Total common stock
              (cost $1,213,826)...............................  $1,224,906
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 9.0%
            REPURCHASE AGREEMENTS @ -- 0.0%
 $   113    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $      113
      24    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................          24
      47    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................          47
      67    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................          67
       3    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................           3
      66    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................          66
                                                                ----------
                                                                       320
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.0%
 111,017    BNY Institutional Cash Reserve Fund...............  $  111,017
                                                                ----------
            Total short-term investments
              (cost $111,337).................................  $  111,337
                                                                ----------
            Total investments in securities
              (cost $1,325,163) (C)...........................  $1,336,243
            Other assets & liabilities........................     (99,059)
                                                                ----------
            Total net assets..................................  $1,237,184
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.55% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $5,825, which represents 0.47% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,325,342 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 91,918
      Unrealized depreciation........................   (81,017)
                                                       --------
      Net unrealized appreciation....................  $ 10,901
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
EQUITY FUNDS -- 79.3%
1,824    Hartford Capital Appreciation Fund, Class Y.......  $ 70,987
6,355    Hartford Disciplined Equity Fund, Class Y.........    80,840
2,189    Hartford Global Leaders Fund, Class Y.............    41,280
  857    Hartford Growth Fund, Class Y (D).................    15,046
  767    Hartford Growth Opportunities Fund, Class Y.......    21,436
1,449    Hartford International Capital Appreciation Fund,
           Class Y.........................................    20,548
1,000    Hartford International Opportunities Fund, Class
           Y...............................................    15,817
1,516    Hartford International Small Company Fund, Class
           Y...............................................    23,163
  749    Hartford MidCap Value Fund, Class Y...............    10,378
  939    Hartford Select MidCap Growth Fund, Class Y.......     9,879
  638    Hartford Select MidCap Value, Class Y.............     7,224
1,630    Hartford Small Company Fund, Class Y (D)..........    35,102
1,681    Hartford SmallCap Growth Fund, Class Y (D)........    48,837
2,056    Hartford Value Fund, Class Y......................    25,059
2,399    Hartford Value Opportunities Fund, Class Y........    40,661
                                                             --------
         Total equity funds
           (cost $442,017).................................  $466,257
                                                             --------
FIXED INCOME FUNDS -- 20.2%
4,485    Hartford Inflation Plus Fund, Class Y.............  $ 46,460
1,703    Hartford Short Duration Fund, Class Y.............    16,740
5,315    Hartford Total Return Bond Fund, Class Y..........    55,856
                                                             --------
         Total fixed income funds
           (cost $122,214).................................  $119,056
                                                             --------
         Total investments in affiliated
           investment companies
           (cost $564,231) (C).............................  $585,313
         Other assets and liabilities......................     2,676
                                                             --------
         Total net assets..................................  $587,989
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $564,242 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $25,616
      Unrealized depreciation.........................   (4,545)
                                                        -------
      Net unrealized appreciation.....................  $21,071
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 6.2%
     199    Cameco Corp. .....................................  $    7,944
     375    Companhia Vale do Rio Doce ADR....................       8,700
     401    Jarden Corp. (D)(G)...............................      11,624
     141    Phelps Dodge Corp. ...............................      12,350
      54    Rio Tinto plc ADR.................................      11,364
     230    VeraSun Energy Corp. (D)(G).......................       5,635
     118    Wacker Chemie AG (D)..............................      12,300
                                                                ----------
                                                                    69,917
                                                                ----------
            CAPITAL GOODS -- 1.8%
     169    Boeing Co. .......................................      13,092
     184    Joy Global, Inc. .................................       6,915
                                                                ----------
                                                                    20,007
                                                                ----------
            CONSUMER CYCLICAL -- 9.4%
     133    Altria Group, Inc. ...............................      10,612
     384    California Pizza Kitchen, Inc. (D)................      10,128
     138    Foster Wheeler Ltd. (D)...........................       5,248
     154    GameStop Corp. Class A (D)(G).....................       6,415
     137    GameStop Corp. Class B (D)(G).....................       5,166
     274    Hot Topic, Inc. (D)...............................       4,035
     357    Kohl's Corp. (D)(G)...............................      20,240
      94    Nintendo Co., Ltd. (A)............................      17,519
     430    Tiffany & Co. ....................................      13,587
     409    Williams-Sonoma, Inc. ............................      12,993
                                                                ----------
                                                                   105,943
                                                                ----------
            ENERGY -- 3.9%
     160    Chesapeake Energy Corp. (G).......................       5,248
     189    Chevron Corp. ....................................      12,400
     216    ConocoPhillips....................................      14,847
     354    Halliburton Co. ..................................      11,793
                                                                ----------
                                                                    44,288
                                                                ----------
            FINANCE -- 6.0%
     345    Citigroup, Inc. ..................................      16,648
     510    Nasdaq Stock Market, Inc. (D).....................      14,032
     328    Nuveen Investments, Inc. Class A..................      15,577
     168    State Street Corp. ...............................      10,090
     221    UBS AG............................................      12,001
                                                                ----------
                                                                    68,348
                                                                ----------
            HEALTH CARE -- 20.7%
     271    Alkermes, Inc. (D)................................       4,647
     249    Amylin Pharmaceuticals, Inc. (D)(G)...............      12,156
     293    Astellas Pharma, Inc. (A).........................      11,650
     196    AstraZeneca plc ADR...............................      11,974
     195    AtheroGenics, Inc. (D)(G).........................       2,571
     443    Auxilium Pharmaceuticals, Inc. (D)(G).............       3,475
     562    Bristol-Myers Squibb Co. .........................      13,481
     238    Cephalon, Inc. (D)(G).............................      15,666
     174    Covance, Inc. (D).................................      11,094
     403    Digene Corp. (D)..................................      17,002
     220    Eisai Co., Ltd. (A)...............................      10,185
     576    Elan Corp. plc ADR (D)............................       8,831

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     139    Encysive Pharmaceuticals, Inc. (D)(G).............  $      543
     363    Forest Laboratories, Inc. (D).....................      16,824
     155    ICOS Corp. (D)(G).................................       3,533
     270    Kissei Pharmaceutical Co., Ltd. (A)(G)............       4,800
     432    Kyphon, Inc. (D)..................................      14,724
     185    Lilly (Eli) & Co. ................................      10,519
     187    Medicines Co. (D).................................       3,916
     306    Pharmaceutical Product Development, Inc. .........      11,779
   1,144    Schering-Plough Corp. ............................      23,375
     793    Shionogi & Co., Ltd. (A)..........................      15,028
     183    Vertex Pharmaceuticals, Inc. (D)..................       6,144
                                                                ----------
                                                                   233,917
                                                                ----------
            SERVICES -- 9.9%
     497    Accenture Ltd. Class A............................      14,551
     366    Bankrate, Inc. (D)(G).............................      11,013
     456    Comcast Corp. Class A (D).........................      15,667
     466    DreamWorks Animation SKG, Inc. (D)................       9,758
      48    Focus Media Holding Ltd. ADR (D)..................       2,986
   2,180    Sirius Satellite Radio, Inc. (D)(G)...............       9,155
     196    Starwood Hotels & Resorts.........................      10,290
     176    Stericycle, Inc. (D)..............................      11,797
     428    Tetra Technologies, Inc. (D)......................       6,858
     569    Walt Disney Co. ..................................      16,903
     269    XM Satellite Radio Holdings, Inc. Class A (D).....       3,125
                                                                ----------
                                                                   112,103
                                                                ----------
            TECHNOLOGY -- 34.4%
   1,328    Activision, Inc. (D)..............................      15,867
     548    Adobe Systems, Inc. (D)...........................      15,609
     297    Amdocs Ltd. (D)...................................      10,764
     460    American Tower Corp. Class A (D)..................      15,541
       8    Analogic Corp.....................................         361
     497    Cognos, Inc. (D)..................................      15,538
     655    Corning, Inc. (D).................................      12,491
     276    Energy Conversion Devices (D)(G)..................       9,294
     914    Evergreen Solar, Inc. (G).........................       8,618
     171    Garmin Ltd. ......................................      16,253
      34    Google, Inc. (D)..................................      13,106
     520    Hewlett-Packard Co. ..............................      16,596
     937    Integrated Device Technology, Inc. (D)............      14,489
     509    International Rectifier Corp. (D)(G)..............      18,142
     267    Leap Wireless International, Inc. (D).............      11,913
     413    Linear Technology Corp............................      13,367
     455    Medtronic, Inc....................................      22,971
     692    Microsoft Corp....................................      16,617
   1,782    Move, Inc. (D)....................................       7,841
     940    Network Appliance, Inc. (D).......................      27,918
   1,321    O2Micro International ADR (D).....................       7,912
     923    Oracle Corp. (D)..................................      13,820
     504    Red Hat, Inc. (D).................................      11,939
     677    Redback Networks, Inc. (D)........................      10,470
      22    Samsung Electronics Co., Ltd. (A).................      13,998
   2,845    Tencent Holdings Ltd. (A).........................       5,435
     401    TomTom N.V. (A)(D)................................      14,979

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     725    Verifone Holdings, Inc. (D).......................  $   20,470
     280    Verint Systems, Inc. (D)..........................       7,658
                                                                ----------
                                                                   389,977
                                                                ----------
            TRANSPORTATION -- 1.5%
     547    GOL Linhas Aereas Inteligentes S.A. ADR (G).......      17,505
                                                                ----------
            UTILITIES -- 4.3%
     758    Suntech Power Holdings ADR (D)(G).................      19,655
     267    TXU Corp. ........................................      17,156
     212    Veolia Environment S.A. (A)(G)....................      11,530
                                                                ----------
                                                                    48,341
                                                                ----------
            Total common stock
              (cost $1,051,630)...............................  $1,110,346
                                                                ----------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 14.9%
            REPURCHASE AGREEMENTS @ -- 2.1%
$  8,272    Bank of America Securities Joint Repurchase
              Agreement,\
              5.28%, 08/01/2006...............................  $    8,272
   1,782    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       1,782
   3,436    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       3,436
   4,900    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................       4,900
     178    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................         178
   4,773    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       4,773
                                                                ----------
                                                                    23,341
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.8%
 145,515    BNY Institutional Cash Reserve Fund...............  $  145,515
                                                                ----------
            Total short-term investments
              (cost $168,856).................................  $  168,856
                                                                ----------
            Total investments in securities
              (cost $1,220,486) (C)...........................  $1,279,202
            Other assets & liabilities                            (146,935)
                                                                ----------
            Total net assets..................................  $1,132,267
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.12% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $105,124, which represents 9.28% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,221,853 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $112,448
      Unrealized depreciation........................   (55,099)
                                                       --------
      Net unrealized appreciation....................  $ 57,349
                                                       ========

  (D)Currently non-income producing.

 (G) Security partially on loan at July 31, 2006.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Canadian Dollar                                Sell             $1,389          $1,386          08/01/2006             $  (3)
Euro                                           Sell             6,909            6,779          08/07/2006              (130)
                                                                                                                       -----
                                                                                                                       $(133)
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.4%
              TRANSPORTATION -- 2.4%
$       725   American Airlines, Inc.,
                7.38%, 05/23/2019...............................  $    653
        600   Continental Airlines, Inc.,
                6.80%, 08/02/2018...............................       570
      1,342   Continental Airlines, Inc.,
                7.37%, 12/15/2015...............................     1,295
      1,625   Continental Airlines, Inc.,
                7.57%, 12/01/2006...............................     1,622
      1,102   Continental Airlines, Inc.,
                8.39%, 11/01/2020...............................     1,084
      1,281   Delta Air Lines,
                7.38%, 05/18/2010 (F)...........................     1,287
                                                                  --------
              Total asset & commercial mortgage backed
                securities
                (cost $6,472)...................................  $  6,511
                                                                  --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 95.8%
              BASIC MATERIALS -- 14.3%
      1,540   Abitibi-Consolidated, Inc.,
                7.75%, 06/15/2011 (G)...........................  $  1,409
        600   Ainsworth Lumber,
                7.25%, 10/01/2012...............................       471
      1,250   AK Steel Corp.,
                7.75%, 06/15/2012...............................     1,231
        305   Arco Chemical Co.,
                10.25%, 11/01/2010 (G)..........................       332
      1,340   Bowater, Inc.,
                8.33%, 03/15/2010 (L)...........................     1,350
      1,000   Chaparral Steel Co.,
                10.00%, 07/15/2013..............................     1,103
      1,570   Clarke American Corp.,
                11.75%, 12/15/2013..............................     1,633
      1,370   Crown Americas, Inc.,
                7.75%, 11/15/2015 (I)...........................     1,351
        660   Crown Cork & Seal Co., Inc.,
                8.00%, 04/15/2023...............................       611
      1,390   Domtar, Inc.,
                7.125%, 08/01/2015 (G)..........................     1,223
      2,475   Equistar Chemicals L.P.,
                8.75%, 02/15/2009 (G)...........................     2,543
      2,940   Goodyear Tire & Rubber Co.,
                11.25%, 03/01/2011..............................     3,205
        730   Graham Packaging Co.,
                9.875%, 10/15/2014 (G)..........................       710
      1,820   Huntsman International LLC,
                9.875%, 03/01/2009..............................     1,895
  EUR    90   Huntsman International LLC,
                10.125%, 07/01/2009.............................       117
      1,364   Koppers, Inc.,
                9.875%, 10/15/2013..............................     1,477
        985   Mobile Services Group, Inc.,
                9.75%, 08/01/2014 (I)(Q)........................       997
 EUR  1,750   Nalco Co.,
                7.75%, 11/15/2011...............................     2,319

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              BASIC MATERIALS -- (CONTINUED)
$     1,490   Norampac, Inc.,
                6.75%, 06/01/2013...............................  $  1,363
        910   Nova Chemicals Corp.,
                8.40%, 11/15/2013 (L)(G)........................       919
      1,315   Novelis, Inc.,
                8.00%, 02/15/2015 (I)...........................     1,272
      1,250   Owens-Brockway Glass Container, Inc.,
                8.875%, 02/15/2009..............................     1,289
        875   Peabody Energy Corp.,
                6.875%, 03/15/2013..............................       851
        890   Plastipak Holdings, Inc.,
                8.50%, 12/15/2015 (I)...........................       881
        880   Ply Gem Industries, Inc.,
                9.00%, 02/15/2012...............................       770
      1,470   PolyOne Corp.,
                8.875%, 05/01/2012 (G)..........................     1,468
        650   Potlatch Corp.,
                13.00%, 12/01/2009..............................       762
      1,330   Rockwood Specialties Group,
                7.50%, 11/15/2014...............................     1,297
        434   Rockwood Specialties Group,
                10.625%, 05/15/2011.............................       467
      1,650   Stone Container Corp.,
                8.375%, 07/01/2012..............................     1,569
        710   Tornox Worldwide/Finance,
                9.50%, 12/01/2012...............................       733
      1,665   Verso Paper Holdings LLC,
                11.375%, 08/01/2016 (I).........................     1,657
                                                                  --------
                                                                    39,275
                                                                  --------
              CAPITAL GOODS -- 1.1%
      1,285   Bombardier, Inc.,
                6.30%, 05/01/2014 (I)...........................     1,124
        330   L-3 Communications Corp.,
                3.00%, 08/01/2035...............................       323
        810   Xerox Capital Trust I,
                8.00%, 02/01/2027...............................       818
        570   Xerox Corp.,
                9.75%, 01/15/2009...............................       613
                                                                  --------
                                                                     2,878
                                                                  --------
              CONSUMER CYCLICAL -- 13.3%
        800   Accuride Corp.,
                8.50%, 02/01/2015...............................       744
        900   Albertson's, Inc.,
                7.25%, 05/01/2013...............................       866
        410   Amerigas Partners L.P.,
                7.125%, 05/20/2016..............................       396
      1,080   Amerigas Partners L.P.,
                7.25%, 05/20/2015...............................     1,048
      2,505   Arvinmeritor, Inc.,
                8.75%, 03/01/2012 (G)...........................     2,424
      1,600   Asbury Automotive Group,
                9.00%, 06/15/2012 (G)...........................     1,612
        780   Autonation, Inc.,
                7.51%, 04/15/2013 (I)(L)........................       788

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              CONSUMER CYCLICAL -- (CONTINUED)
$     1,300   Brown Shoe Co., Inc.,
                8.75%, 05/01/2012...............................  $  1,326
        865   Builders Firstsource, Inc.,
                9.42%, 02/15/2012 (L)...........................       878
      1,700   Ford Capital B.V.,
                9.50%, 06/01/2010...............................     1,547
      3,860   Ford Motor Credit Co.,
                7.45%, 07/16/2031 (G)...........................     2,837
      2,865   General Motors Corp.,
                6.375%, 05/01/2008 (G)..........................     2,722
      1,100   GSC Holdings Corp.,
                8.00%, 10/01/2012 (G)...........................     1,117
      1,190   Inergy L.P.,
                8.25%, 03/01/2016...............................     1,213
        640   Ingles Markets, Inc.,
                8.875%, 12/01/2011 (G)..........................       669
        505   Interline Brands, Inc.,
                8.125%, 06/15/2014..............................       508
        875   K. Hovnanian Enterprises, Inc.,
                6.25%, 01/15/2015...............................       756
        950   Levi Strauss & Co.,
                9.75%, 01/15/2015...............................       973
      1,710   Neiman Marcus Group, Inc.,
                10.375%, 10/15/2015.............................     1,815
      1,355   NPC International, Inc.,
                9.50%, 05/01/2014 (I)(G)........................     1,301
      1,020   Perry Ellis International, Inc.,
                8.875%, 09/15/2013..............................       999
      1,595   Phillips Van-Heusen Corp.,
                7.75%, 11/15/2023...............................     1,595
      1,625   SGS International, Inc.,
                12.00%, 12/15/2013 (I)..........................     1,641
      1,090   Stater Brothers Holdings, Inc.,
                8.125%, 06/15/2012..............................     1,082
      1,315   Technical Olympic USA, Inc.,
                9.00%, 07/01/2010 (G)...........................     1,223
        800   Technical Olympic USA, Inc.,
                10.375%, 07/01/2012.............................       696
      2,325   Tenneco Automotive, Inc.,
                8.625%, 11/15/2014 (G)..........................     2,308
      1,240   United Auto Group, Inc.,
                9.625%, 03/15/2012..............................     1,293
                                                                  --------
                                                                    36,377
                                                                  --------
              CONSUMER STAPLES -- 1.9%
        640   Del Laboratories, Inc.,
                10.15%, 11/01/2011 (I)(L).......................       662
      1,735   Dole Food Co., Inc.,
                8.625%, 05/01/2009..............................     1,657
        620   Nutro Products, Inc.,
                9.23%, 10/15/2013 (I)(L)........................       636
        840   Nutro Products, Inc.,
                10.75%, 04/15/2014 (I)(M).......................       876

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              CONSUMER STAPLES -- (CONTINUED)
$       950   Pierre Foods, Inc.,
                9.875%, 07/15/2012..............................  $    959
        285   Pinnacle Foods Holdings,
                8.25%, 12/01/2013...............................       279
                                                                  --------
                                                                     5,069
                                                                  --------
              ENERGY -- 3.7%
        596   Chesapeake Energy Corp.,
                2.75%, 11/15/2035 (I)(G)+.......................       650
        750   Chesapeake Energy Corp.,
                6.625%, 01/15/2016..............................       714
      1,600   Colorado Interstate Gas,
                6.80%, 11/15/2015...............................     1,558
      1,000   Comstock Resources, Inc.,
                6.875%, 03/01/2012..............................       940
      1,545   Encore Acquisition Co.,
                7.25%, 12/01/2017 (G)...........................     1,499
        875   Ferrell Gas Partners L.P.,
                8.75%, 06/15/2012...............................       897
      1,014   Magnum Hunter Resources, Inc.,
                9.60%, 03/15/2012...............................     1,073
        400   Naftogaz Ukrainy,
                8.125%, 09/30/2009..............................       385
      1,000   Petrohawk Energy Corp.,
                9.125%, 07/15/2013 (I)..........................     1,023
      1,500   Pogo Producing Co.,
                7.875%, 05/01/2013 (I)..........................     1,526
                                                                  --------
                                                                    10,265
                                                                  --------
              FINANCE -- 13.9%
      2,850   American Real Estate Partners L.P.,
                7.125%, 02/15/2013..............................     2,800
        765   Avis Budget Car Rental,
                7.57%, 05/15/2014 (I)(L)........................       771
      1,868   BCP Crystal Holdings Corp.,
                9.625%, 06/15/2014..............................     2,006
        675   Felcor Lodging L.P.,
                8.50%, 06/01/2011...............................       710
      3,700   Ford Motor Credit Co.,
                5.80%, 01/12/2009...............................     3,440
      1,430   Ford Motor Credit Co.,
                6.75%, 08/15/2008...............................     1,366
      1,145   General Motors Acceptance Corp.,
                6.125%, 09/15/2006 (G)..........................     1,144
        750   General Motors Acceptance Corp.,
                6.125%, 08/28/2007 (G)..........................       745
      1,220   General Motors Acceptance Corp.,
                6.41%, 01/16/2007 (L)...........................     1,218
      7,305   General Motors Acceptance Corp.,
                6.875%, 09/15/2011..............................     7,073
      1,365   Hertz Corp.,
                10.50%, 01/01/2016 (I)(G).......................     1,484
      1,190   Host Marriott L.P.,
                6.75%, 06/01/2016 (I)...........................     1,139
        830   Kazkommerts International B.V.,
                7.875%, 04/07/2014 (I)..........................       830

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              FINANCE -- (CONTINUED)
$       715   Kazkommerts International B.V.,
                8.00%, 11/03/2015 (I)...........................  $    711
      1,520   MDP Acquisitions,
                9.625%, 10/01/2012..............................     1,573
      1,320   Multiplan Corp.,
                10.375%, 04/15/2016 (I).........................     1,333
  EUR   600   Nell Af Sarl,
                8.375%, 08/15/2015 (I)..........................       780
      1,605   Nell Af Sarl,
                8.375%, 08/15/2015 (I)(G).......................     1,559
      1,250   Rainbow National Services LLC,
                10.375%, 09/01/2014 (I).........................     1,397
      2,060   TuranAlem Finance B.V.,
                8.00%, 03/24/2014...............................     2,029
        985   United Rentals NA, Inc.,
                6.50%, 02/15/2012...............................       931
      1,640   Universal City Florida,
                9.90%, 05/01/2010 (L)...........................     1,685
      1,295   Universal Hospital Services,
                10.125%, 11/01/2011.............................     1,340
                                                                  --------
                                                                    38,064
                                                                  --------
              HEALTH CARE -- 3.9%
        690   Accellent, Inc.,
                10.50%, 12/01/2013..............................       711
        755   Biovail Corp.,
                7.875%, 04/01/2010..............................       766
      1,040   CRC Health Corp.,
                10.75%, 02/01/2016 (I)..........................     1,056
      1,950   HCA-The Healthcare Co.,
                8.75%, 09/01/2010...............................     1,964
      1,400   Healthsouth Corp.,
                11.32%, 06/15/2014 (I) (L)(G)...................     1,358
      1,300   IASIS Healthcare Capital Corp.,
                8.75%, 06/15/2014...............................     1,248
      1,080   National Mentor Holdings,
                11.25%, 07/01/2014 (I)..........................     1,099
        800   Select Medical Corp.,
                10.82%, 09/15/2015 (I) (L)(G)...................       716
      1,410   Tenet Healthcare Corp.,
                6.375%, 12/01/2011..............................     1,209
        580   United Surgical Partners International, Inc.,
                10.00%, 12/15/2011..............................       617
                                                                  --------
                                                                    10,744
                                                                  --------
              SERVICES -- 15.0%
      1,355   Allbritton Communications Co.,
                7.75%, 12/15/2012...............................     1,341
        505   Allied Waste North America, Inc.,
                5.75%, 02/15/2011 (G)...........................       477
      1,095   Allied Waste North America, Inc.,
                6.50%, 11/15/2010...............................     1,069
        400   Allied Waste North America, Inc.,
                7.875%, 04/15/2013 (G)..........................       404

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              SERVICES -- (CONTINUED)
$       280   Allied Waste North America, Inc.,
                9.25%, 09/01/2012...............................  $    298
      1,260   Ameripath, Inc.,
                10.50%, 04/01/2013..............................     1,326
      1,410   Boyd Gaming Corp.,
                7.75%, 12/15/2012...............................     1,403
        795   Cablevision Systems Corp.,
                9.62%, 04/01/2009 (L)...........................       847
      1,270   Cenveo Corp.,
                7.875%, 12/01/2013 (G)..........................     1,235
      1,945   Dex Media West LLC, Inc.,
                8.00%, 11/15/2013 (G)...........................     1,945
      1,920   Dex Media West LLC, Inc.,
                9.875%, 08/15/2013..............................     2,069
      1,190   EchoStar Communications Corp.,
                5.75%, 05/15/2008 (G)...........................     1,187
        600   Echostar DBX Corp.,
                6.375%, 10/01/2011..............................       587
        750   Education Management LLC,
                10.25%, 06/01/2016 (I)..........................       758
        690   Herbst Gaming, Inc.,
                7.00%, 11/15/2014...............................       661
        375   Hilton Hotels Corp.,
                7.625%, 12/01/2012..............................       391
      1,345   Intrawest Corp.,
                7.50%, 10/15/2013...............................     1,340
      1,535   Knowledge Learning Center, Inc.,
                7.75%, 02/01/2015 (I)...........................     1,412
      1,215   Liberty Media Corp.,
                8.25%, 02/01/2030 (G)...........................     1,193
      1,415   Lodgenet Entertainment Corp.,
                9.50%, 06/15/2013...............................     1,507
        625   MGM Mirage, Inc.,
                6.75%, 09/01/2012...............................       604
        760   MGM Mirage, Inc.,
                6.75%, 04/01/2013 (I)(G)........................       730
        750   MTR Gaming Group, Inc.,
                9.00%, 06/01/2012 (I)...........................       761
        805   Network Communications,
                10.75%, 12/01/2013 (I)..........................       805
      2,445   Penn National Gaming, Inc.,
                6.75%, 03/01/2015...............................     2,298
        700   Pokagon Gaming Authority,
                10.375%, 06/15/2014 (I).........................       732
      1,365   Quebecor World Capital Corp.,
                8.75%, 03/15/2016 (I)(G)........................     1,252
        690   Service Corp. International,
                7.70%, 04/15/2009...............................       703
        300   Service Corp. International,
                7.875%, 02/01/2013..............................       303
      1,480   Sheridan Group, Inc.,
                10.25%, 08/15/2011..............................     1,495
      2,605   Sirius Satellite Radio, Inc.,
                9.625%, 08/01/2013 (G)..........................     2,436
      1,000   Station Casinos, Inc.,
                6.50%, 02/01/2014...............................       920

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              SERVICES -- (CONTINUED)
$       675   Stewart Enterprises, Inc.,
                7.75%, 02/15/2013...............................  $    602
      2,345   Sungard Data Systems, Inc.,
                10.25%, 08/15/2015..............................     2,377
        290   Time Warner Telecom Holdings, Inc.,
                9.17%, 02/15/2011 (L)...........................       294
        899   Town Sports International, Inc.,
                9.625%, 04/15/2011 (G)..........................       930
      1,180   Unisys,
                7.875%, 04/01/2008..............................     1,177
      1,430   Wynn Las Vegas LLC,
                6.625%, 12/01/2014..............................     1,347
                                                                  --------
                                                                    41,216
                                                                  --------
              TECHNOLOGY -- 20.6%
      1,287   Advanced Micro Devices, Inc.,
                7.75%, 11/01/2012 (G)...........................     1,292
        716   Amkor Technologies, Inc.,
                10.50%, 05/01/2009 (G)..........................       730
      1,255   Atlantic Broadband Finance LLC,
                9.375%, 01/15/2014..............................     1,192
      1,540   CCH II LLC/CCH II Capital,
                10.25%, 09/15/2010..............................     1,553
      1,460   Centennial Communications Corp.,
                11.26%, 01/01/2013 (L)(G).......................     1,504
      2,795   Charter Communications Holdings LLC,
                9.92%, 04/01/2011 (G)...........................     1,901
      1,575   Charter Communications Operating LLC,
                8.00%, 04/30/2012 (I)...........................     1,571
      1,190   Charter Communications Operating LLC,
                8.375%, 04/30/2014 (I)..........................     1,199
      1,740   Cincinnati Bell, Inc.,
                7.25%, 07/15/2013...............................     1,722
      2,880   Citizens Communications Co.,
                9.00%, 08/15/2031...............................     2,952
      1,300   Digicel Ltd.,
                9.25%, 09/01/2012 (I)(Q)........................     1,355
        575   Dobson Cellular Systems,
                8.375%, 11/01/2011 (I)(G).......................       595
      1,100   Dobson Communications Corp.,
                9.76%, 10/15/2012 (L)...........................     1,117
      1,300   Flextronics International Ltd.,
                6.50%, 05/15/2013...............................     1,261
        790   Hawaiian Telcom Communications,
                10.79%, 05/01/2013 (L)..........................       800
      1,300   Inmarsat Finance plc,
                7.625%, 06/30/2012..............................     1,326
      1,590   Insight Midwest L.P.,
                10.50%, 11/01/2010..............................     1,654
      3,000   Intelsat Bermuda Ltd.,
                11.58%, 06/15/2013 (I)(L).......................     3,064
      1,465   Intelsat Ltd.,
                8.25%, 01/15/2013...............................     1,432
      1,600   Itron, Inc.,
                7.75%, 05/15/2012...............................     1,632

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
              TECHNOLOGY -- (CONTINUED)
$     1,000   Level 3 Communications Corp.,
                6.125%, 07/15/2013..............................  $    958
      1,375   Level 3 Financing, Inc.,
                12.25%, 03/15/2013 (I)..........................     1,506
      1,104   Lucent Technologies, Inc.,
                6.45%, 03/15/2029...............................       941
      1,500   Magnachip Semiconductor,
                6.875%, 12/15/2011 (G)..........................     1,219
      2,210   Mediacom LLC,
                9.50%, 01/15/2013 (G)...........................     2,238
  EUR   750   Nordic Telecommunications Co.,
                8.25% 05/01/2016 (I)............................       998
      1,620   Nortel Networks Ltd.,
                9.73%, 07/15/2011 (I)(L)........................     1,628
      1,300   NTL Cable plc,
                9.125%, 08/15/2016..............................     1,316
      2,430   Qwest Communications International,
                7.50%, 02/15/2014...............................     2,381
      1,130   Qwest Corp.,
                7.50%, 06/15/2023 (G)...........................     1,088
      1,000   Qwest Corp.,
                7.875%, 09/01/2011..............................     1,035
        700   Rogers Wireless, Inc.,
                9.75%, 06/01/2016...............................       812
      1,000   Rural Cellular Corp.,
                8.25%, 03/15/2012 (I)...........................     1,033
        233   Sandisk Corp.,
                1.00%, 05/15/2013 (G)...........................       203
      1,120   Sanmina-Sci Corp.,
                8.125%, 03/01/2016..............................     1,092
  EUR   700   Sensata Technologies B.V.,
                9.00%, 05/01/2016 (I)...........................       892
      1,320   Solectron Corp.,
                8.00%, 03/15/2016 (I)(G)........................     1,279
      1,210   States Chippac Ltd.,
                7.50%, 07/19/2010 (G)...........................     1,177
      1,480   UGS Corp., 10.00%,
                06/01/2012......................................     1,593
        840   Valor Telecom Enterprise,
                7.75%, 02/15/2015...............................       878
  EUR   680   Wind Acquisition,
                9.75%, 12/01/2015 (I)...........................       936
      1,435   Windstream Corp.,
                8.625%, 08/01/2016 (I)..........................     1,492
                                                                  --------
                                                                    56,547
                                                                  --------
              TRANSPORTATION -- 1.1%
        714   American Airlines, Inc.,
                7.38%, 05/23/2016...............................       639
      1,225   Greenbrier Cos., Inc.,
                8.375%, 05/15/2015..............................     1,245
        690   PHI, Inc.,
                7.125%, 04/15/2013 (I)..........................       647
        650   Royal Caribbean Cruises Ltd.,
                7.00%, 06/15/2013...............................       649
                                                                  --------
                                                                     3,180
                                                                  --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              UTILITIES -- 7.0%
$     1,825   AES China Generating Co., Ltd.,
                8.25%, 06/26/2010...............................  $  1,798
      1,395   Atlas Pipeline Partners,
                8.125%, 12/15/2015 (I)..........................     1,405
      2,000   Chivor S.S. E.S.P.,
                9.75%, 12/30/2014...............................     2,185
      1,080   Copano Energy LLC,
                8.125%, 03/01/2016..............................     1,085
      1,465   Edison Mission Energy,
                7.50%, 06/15/2013 (I)...........................     1,447
      1,375   El Paso Performance-Link,
                7.75%, 07/15/2011 (I)...........................     1,384
        698   Elwood Energy LLC,
                8.16%, 07/05/2026...............................       760
      1,350   Markwest Energy Partners L.P.,
                8.50%, 07/15/2016 (I)...........................     1,364
        800   Mirant Amerigas Generation LLC,
                8.30%, 05/01/2011...............................       780
        880   NRG Energy, Inc.,
                7.25%, 02/01/2014...............................       861
      1,485   NRG Energy, Inc.,
                7.375%, 02/01/2016..............................     1,452
      1,475   Reliant Energy, Inc.,
                6.75%, 12/15/2014...............................     1,379
      1,000   Sithe/Independence Funding,
                9.00%, 12/30/2013...............................     1,070
      1,270   Tenaska Alabama Partners L.P.,
                7.00%, 06/30/2021 (I)...........................     1,251
      1,150   Transcontinental Gas Pipe Line Corp.,
                6.40%, 04/15/2016 (I)...........................     1,107
                                                                  --------
                                                                    19,328
                                                                  --------
              Total corporate bonds: non-investment grade
                (cost $265,488).................................  $262,943
                                                                  --------
U.S. GOVERNMENT AGENCIES -- 1.1%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.1%
JPY 340,000   1.75% 2008........................................  $  3,015
                                                                  --------
              Total U.S. government agencies
                (cost $2,925)...................................  $  3,015
                                                                  --------

  SHARES
-----------
COMMON STOCK -- 0.0%
              CONSUMER CYCLICAL -- 0.0%
          1   Hosiery Corp. of America, Inc. Class A
                (A)(D)(H).......................................  $     --
                                                                  --------
              TECHNOLOGY -- 0.0%
         --   Xo Holdings Warrants..............................        --
         --   Xo Holdings, Inc. (D)(H)(G).......................        --
                                                                  --------
              Total common stock
                (cost $21)......................................  $     --
                                                                  --------

                                                                   MARKET
  SHARES                                                          VALUE (W)
-----------                                                       ---------
PREFERRED STOCK -- 0.0%
              TECHNOLOGY -- 0.0%
         20   Adelphia Communications Corp. (D).................  $     --
                                                                  --------
              Total preferred stock
                (cost $488).....................................  $     --
                                                                  --------
              Total long-term investments
                (cost $275,394).................................  $272,469
                                                                  --------
SHORT-TERM INVESTMENTS -- 19.4%
              SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 19.4%
$    53,287   Navigator Prime Portfolio.........................  $ 53,287
                                                                  --------
              Total short-term investments
                (cost $53,287)..................................  $ 53,287
                                                                  --------
              Total investments in securities
                (cost $328,681) (C).............................  $325,756
              Other assets & liabilities........................   (51,296)
                                                                  --------
              Total net assets..................................  $274,460
                                                                  ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.02% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $--, which rounds to 0.00% of total net assets.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      EUR  -- EURO
      JPY  -- Japanese Yen

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $328,936 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,390
      Unrealized depreciation.........................   (5,570)
                                                        -------
      Net unrealized depreciation.....................  $(3,180)
                                                        =======

  (D)Currently non-income producing.

 (F) The company is in bankruptcy. The bank loan or bond held by the fund is not in default and interest payments are expected in the future.

 (G) Security is partially on loan at July 31, 2006.

  +  Convertible debt security.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR            SECURITY            COST BASIS
      --------        ----------            --------            ----------
      October, 1994       1        Hosiery Corp. of America,
                                   Inc. Class A-144a               $21
      May, 2006          --        Xo Holdings, Inc.                --

     The aggregate value of these securities at July 31, 2006 rounds to zero.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $63,221, which represents 23.03% of total net assets.
(L) Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.
(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $1,898.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $6,038          $5,907          09/01/06             $(131)
Japanese Yen                                     Sell             2,780            2,727          09/05/06               (53)
                                                                                                                       -----
                                                                                                                       $(184)
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
MUNICIPAL BONDS -- 0.2%
              GENERAL OBLIGATIONS -- 0.2%
$       150   State of Illinois,
                5.10%, Taxable Pension 06/01/2033...............  $      136
                                                                  ----------
              Total municipal bonds
                (cost $150).....................................  $      136
                                                                  ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 15.4%
              FINANCE -- 15.0%
        137   Americredit Automobile Receivables Trust,
                5.20%, 03/06/2011...............................  $      136
      3,968   Banc of America Commercial Mortgage, Inc.,
                4.08%, 12/10/2042 (P)...........................          80
      3,115   Banc of America Commercial Mortgage, Inc.,
                5.50%, 11/10/2039 (I)(P)........................          80
     25,208   Banc of America Commercial Mortgage, Inc.,
                5.50%, 07/10/2043 (I)(P)........................         255
      8,100   Banc of America Commercial Mortgage, Inc.,
                5.75%, 06/10/2039 (P)...........................          77
         54   Bank One Issuance Trust,
                6.51%, 12/15/2010 (L)...........................          55
        200   Bayview Commercial Asset Trust,
                5.75%, 04/25/2036 (I)(L)........................         200
        250   Bayview Financial Acquisition Trust,
                5.84%, 02/28/2040 (I)(L)........................         250
        200   Bear Stearns Commercial Mortgage Securities, Inc.,
                5.29%, 06/11/2041...............................         197
      3,450   Bear Stearns Commercial Mortgage Securities, Inc.,
                5.50%, 02/11/2041 (I)(P)........................          78
         50   Capital Auto Receivables Asset Trust,
                4.73%, 09/15/2010...............................          49
        230   Capital One Auto Finance Trust,
                4.32%, 05/15/2010...............................         225
         25   Capital One Master Trust,
                6.05%, 06/15/2009 (L)...........................          25
        246   Capital Trust RE CDO Ltd.,
                6.63%, 10/20/2043 (I)(L)........................         247
      1,418   CBA Commercial Small Balance Commercial Mortgage,
                7.00%, 07/25/2035 (I)(P)........................          70
      1,044   CBA Commercial Small Balance Commercial Mortgage,
                7.00%, 06/01/2036 (I)(P)........................          69
         27   Chase Funding Mortgage Loan,
                8.45%, 02/25/2030...............................          27
         25   Chase Manhattan Auto Owner Trust,
                2.57%, 02/16/2010...............................          24
        150   Chuo Mitsui Trust & Banking Ltd.,
                5.51%, 04/15/2049 (I)...........................         140
        200   Citibank Credit Card Issuance Trust,
                5.70%, 05/15/2013...............................         200

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
$     2,328   Citigroup Commercial Mortgage Trust,
                4.10%, 10/15/2041 (I)(P)........................  $       87
        300   Citigroup Commercial Mortgage Trust,
                5.06%, 05/15/2043...............................         287
      6,283   Commercial Mortgage Pass-Through Certificates,
                5.50%, 03/10/2039 (I)(P)........................         137
        200   Commercial Mortgage Pass-Through Certificates,
                5.76%, 02/05/2019 (L)...........................         197
         49   Countrywide Asset-Backed Certificates,
                5.46%, 07/25/2035...............................          48
      2,818   CS First Boston Mortgage Securities Corp.,
                4.15%, 11/15/2037 (I)(P)........................          87
        200   CS First Boston Mortgage Securities Corp.,
                7.32%, 11/15/2019 (I)(L)........................         198
        200   Daimler Chrysler Auto Trust,
                5.14%, 09/08/2012...............................         198
        100   Equity One ABS, Inc.,
                5.46%, 12/25/2033...............................          99
         50   Equity One ABS, Inc.,
                7.89%, 07/25/2034 (L)...........................          50
        168   First Union-Lehman Brothers-Bank of America,
                6.56%, 11/18/2035...............................         170
        200   Ford Credit Auto Owner Trust,
                4.19%, 07/15/2009...............................         197
     13,280   GE Business Loan Trust,
                6.14%, 05/15/2034 (P)(I)........................         185
        179   GE Business Loan Trust,
                6.37%, 05/15/2034 (L)(I)........................         179
        200   GE Capital Commercial Mortgage Corp.,
                5.00%, 12/10/2037...............................         195
     55,460   GE Capital Commercial Mortgage Corp.,
                6.35%, 11/10/2045 (I)(P)........................         130
        142   GMAC Commercial Mortgage Securities, Inc.,
                3.34%, 05/10/2036...............................         133
        200   GMAC Commercial Mortgage Securities, Inc.,
                4.65%, 04/10/2040...............................         193
        200   GMAC Commercial Mortgage Securities, Inc.,
                5.30%, 08/10/2038...............................         195
        112   Goldman Sachs Auto Loan Trust,
                4.98%, 11/15/2013...............................         111
         50   Green Tree Financial Corp.,
                6.48%, 12/01/2030...............................          50
         19   Green Tree Financial Corp.,
                7.30%, 01/15/2026...............................          19
         16   Green Tree Financial Corp.,
                7.35%, 05/15/2027...............................          16
        200   Greenwich Capital Commercial Funding Corp.,
                4.02%, 01/05/2036...............................         193
        159   HASCO HIM Trust,
                6.25%, 12/25/2035 (I)...........................         158

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
              FINANCE -- (CONTINUED)
$       130   Home Equity Asset Trust,
                4.75%, 06/27/2035 (I)...........................  $      129
        200   Hyundai Auto Receivables Trust,
                5.52%, 11/15/2012...............................         199
      4,640   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.07%, 01/15/2042 (P)...........................          74
        200   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.13%, 01/12/2038...............................         193
        163   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.38%, 10/12/2037...............................         159
        188   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.95%, 11/12/2039...............................         178
        220   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.47%, 04/15/2043 (L)...........................         216
      2,359   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.50%, 01/15/2038 (I)(P)........................          66
        250   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.72%, 12/12/2044...............................         244
     17,634   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                6.00%, 09/12/2037 (I)(P)........................         193
        350   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                6.12%, 02/15/2020 (I)(L)........................         350
        190   JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                6.16%, 05/12/2034...............................         195
     26,029   LB-UBS Commercial Mortgage Trust,
                5.26%, 06/15/2036 (I)(P)........................         175
        200   Lehman Brothers Commercial Mortgage Trust,
                6.17%, 07/15/2018 (I)(L)........................         200
        250   LNR CDO Ltd.,
                6.25%, 05/28/2043 (I)(L)........................         250
        150   Long Beach Asset Holdings Corp. NIM,
                5.78%, 04/25/2046 (I)...........................         150
        350   Marlin Leasing Receivables LLC,
                4.52%, 03/15/2008 (I)...........................         346
         92   Marlin Leasing Receivables LLC,
                5.25%, 08/15/2012 (I)...........................          91
        200   Merrill Lynch Mortgage Trust,
                4.92%, 10/12/2041...............................         189
     16,392   Morgan Stanley Capital I,
                6.00%, 06/12/2047 (I)(P)........................         198
        200   Morgan Stanley Dean Witter Capital I,
                4.17%, 12/15/2041...............................         193
        105   Morgan Stanley Dean Witter Capital I,
                5.38%, 01/15/2039...............................         105
         36   Navistar Financial Corp. Owner Trust,
                3.08%, 11/15/2009...............................          35

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
$       150   Providian Master Note Trust,
                5.92%, 03/16/2015 (L)...........................  $      150
         70   PSE&G Transition Funding LLC,
                6.61%, 06/15/2015...............................          74
         80   Renaissance Home Equity Loan Trust,
                5.75%, 05/25/2036 (L)...........................          79
        200   Renaissance Home Equity Loan Trust,
                6.16%, 05/25/2036...............................         199
         10   Soundview Home Equity Loan Trust, Inc.,
                8.64%, 05/25/2030...............................          10
        200   Wachovia Bank Commercial Mortgage Trust,
                4.39%, 02/15/2041...............................         189
        100   Wachovia Bank Commercial Mortgage Trust,
                4.87%, 02/15/2035...............................          96
      7,006   Wachovia Bank Commercial Mortgage Trust,
                5.50%, 02/15/2041 (I)(P)........................         163
         22   WFS Financial Owner Trust,
                3.05%, 12/20/2010...............................          22
30.........   WFS Financial Owner Trust,
                3.13%, 05/17/2012...............................          29
        188   WFS Financial Owner Trust,
                3.25%, 05/20/2011...............................         186
                                                                  ----------
                                                                      11,321
                                                                  ----------
              TRANSPORTATION -- 0.4%
         90   Continental Airlines, Inc.,
                6.80%, 08/02/2018...............................          86
        100   Continental Airlines, Inc.,
                7.45%, 10/02/2010...............................         103
        130   Continental Airlines, Inc.,
                7.57%, 12/01/2006...............................         130
                                                                  ----------
                                                                         319
                                                                  ----------
              Total asset & commercial mortgage backed
                securities
                (cost $11,862)..................................  $   11,640
                                                                  ----------
CORPORATE BONDS: INVESTMENT GRADE -- 21.3%
              BASIC MATERIALS -- 0.5%
        125   ICI Wilmington Co.,
                5.625%, 12/01/2013..............................  $      120
        100   International Paper Co.,
                5.25%, 04/01/2016...............................          93
         65   Lubrizol Corp.,
                5.50%, 10/01/2014...............................          62
        125   Noranda, Inc.,
                6.00%, 10/15/2015...............................         121
                                                                  ----------
                                                                         396
                                                                  ----------
              CAPITAL GOODS -- 0.3%
        200   Hutchison Whampoa International Ltd.,
                6.25%, 01/24/2014 (I)...........................         202
                                                                  ----------
              CONSUMER CYCLICAL -- 1.8%
        150   Centex Corp.,
                5.70%, 05/15/2014...............................         142

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              CONSUMER CYCLICAL -- (CONTINUED)
$        75   CRH America, Inc.,
                5.30%, 10/15/2013...............................  $       72
        100   D.R. Horton, Inc.,
                5.625%, 09/15/2014..............................          92
         95   D.R. Horton, Inc.,
                6.00%, 04/15/2011...............................          93
        200   DaimlerChrysler NA Holdings Corp.,
                6.50%, 11/15/2013...............................         200
        150   Foster's Finance Corp.,
                4.875%, 10/01/2014 (I)..........................         139
        125   J.C. Penny Co., Inc.,
                7.95%, 04/01/2017...............................         141
        100   Lennar Corp.,
                5.95%, 03/01/2013...............................          97
        100   Ltd. Brands, Inc.,
                5.25%, 11/01/2014...............................          92
        175   May Department Stores Co.,
                5.75%, 07/15/2014...............................         172
        125   Pulte Homes, Inc.,
                5.20%, 02/15/2015...............................         113
                                                                  ----------
                                                                       1,353
                                                                  ----------
              CONSUMER STAPLES -- 0.1%
        100   Weyerhaeuser Co.,
                6.75%, 03/15/2012...............................         103
                                                                  ----------
              ENERGY -- 1.2%
        165   Amerada Hess Corp.,
                7.125%, 03/15/2033..............................         175
         75   Consumers Energy Co.,
                5.375%, 04/15/2013..............................          73
         50   Consumers Energy Co.,
                6.00%, 02/15/2014...............................          50
        105   Intergas Finance BV,
                6.875%, 11/04/2011..............................         105
        175   Nexen, Inc.,
                7.875%, 03/15/2032..............................         199
        125   USX Corp.,
                9.375%, 02/15/2012..............................         146
        160   Valero Energy Corp.,
                7.50%, 04/15/2032...............................         179
                                                                  ----------
                                                                         927
                                                                  ----------
              FINANCE -- 9.9%
        125   Ace INA Holdings, Inc.,
                5.875%, 06/15/2014..............................         123
        100   AES El Salvador,
                6.75%, 02/01/2016 (I)...........................          94
        245   Aetna, Inc.,
                5.75%, 06/15/2011...............................         246
        100   AMB Property L.P.,
                7.50%, 06/30/2018...............................         108
        337   American Express Credit Corp.,
                6.80%, 09/01/2066...............................         340
        300   Ameriprise Financial, Inc.,
                7.52%, 06/01/2066...............................         309
        150   Archstone-Smith Operating Trust,
                5.25%, 05/01/2015...............................         143

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
$       150   Arden Realty L.P.,
                5.20%, 09/01/2011...............................  $      148
         90   Banco Nacional De Mtn Be,
                3.875%, 01/21/2009 (I)..........................          86
        100   Camden Property Trust,
                5.00%, 06/15/2015...............................          93
        125   Capital One Bank Corp.,
                5.125%, 02/15/2014..............................         119
         75   Capital One Bank Corp.,
                6.50%, 06/13/2013...............................          77
        150   CIT Group, Inc.,
                5.125%, 09/30/2014..............................         142
         90   Deutsche Bank Capital Funding Trust,
                5.63%, 01/19/2016 (I)...........................          85
        100   Farmers Exchange Capital,
                7.20%, 07/15/2048 (I)...........................          95
        125   Goldman Sachs Group, Inc.,
                5.15%, 01/15/2014...............................         120
         75   Goldman Sachs Group, Inc.,
                5.25%, 04/01/2013...............................          73
        225   HSBC Capital Funding L.P.,
                4.61%, 12/27/2049 (I)...........................         205
        165   iStar Financial, Inc.,
                5.70%, 03/01/2014...............................         161
         50   JP Morgan Chase & Co.,
                5.125%, 09/15/2014..............................          48
        175   JP Morgan Chase & Co.,
                5.25%, 05/01/2015...............................         167
         40   Kazkommerts International B.V.,
                7.875%, 04/07/2014 (I)..........................          40
        150   Kazkommerts International B.V.,
                7.875%, 04/07/2014..............................         150
        175   Key Bank NA,
                5.80%, 07/01/2014...............................         174
        200   Kuzneski (Bank of Moscow),
                7.50%, 11/25/2015...............................         199
        157   Lehman Brothers Holdings, Inc.,
                5.50%, 04/04/2016...............................         152
        175   MBNA Corp.,
                6.125%, 03/01/2013..............................         179
        135   Merrill Lynch & Co.,
                6.875%, 11/15/2018..............................         145
        200   Mizuho Financial Group, Inc.,
                5.79%, 04/15/2014 (I)...........................         198
        175   Morgan Stanley Dean Witter, Inc.,
                4.75%, 04/01/2014...............................         163
        100   Natexis AMBS Co. LLC,
                8.44%, 12/29/2049 (I)...........................         105
        150   Northern Rock plc,
                5.60%, 04/30/2049 (I)...........................         142
        200   Rabobank Capital Funding II,
                5.26%, 12/29/2049 (I)...........................         191
        158   Residential Capital Corp.,
                6.00%, 02/22/2011...............................         155
        110   Residential Capital Corp.,
                6.375%, 06/30/2010..............................         110
        100   Resona Bank Ltd.,
                5.85%, 12/31/2049 (I)...........................          95

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              FINANCE -- (CONTINUED)
$       100   RSHB Capital,
                7.17%, 05/16/2016 (I)...........................  $      101
        100   Sagicor Financial Ltd.,
                7.50%, 05/12/2016 (I)...........................          98
        100   Santander Central Hispano Issuances Ltd.,
                7.625%, 09/14/2010..............................         108
         75   Shurgard Storage Centers, Inc.,
                5.875%, 03/15/2013..............................          75
        100   Sumitomo Mitsui Banking,
                5.63%, 10/15/2015 (I)...........................          95
        100   Swedbank Foreningssparbanken,
                9.00%, 12/31/2049 (I)...........................         110
        155   TNK-BP Finance S.A.,
                7.50%, 07/18/2016 (I)...........................         157
        150   Toll Brothers Finance Corp.,
                5.15%, 05/15/2015...............................         130
        125   TuranAlem Finance B.V.,
                8.00%, 03/24/2014...............................         123
        100   UFJ Finance Aruba AEC,
                6.75%, 07/15/2013...............................         105
        400   Washington Mutual Preferred Funding,
                6.53%, 12/29/2049 (I)...........................         388
        100   Washington Mutual, Inc.,
                4.625%, 04/01/2014..............................          91
        150   Westfield Capital Corp.,
                5.125%, 11/15/2014 (I)..........................         142
         50   Westpac Capital Trust III,
                5.82%, 09/30/2013 (I)...........................          49
        100   Westpac Capital Trust IV,
                5.26%, 12/31/2049 (I)...........................          91
        500   ZFS Finance USA,
                6.45%, 06/15/2016 (I)...........................         470
                                                                  ----------
                                                                       7,513
                                                                  ----------
              FOREIGN GOVERNMENTS -- 0.1%
         30   El Salvador (Republic of),
                7.65%, 06/15/2035...............................          30
         25   El Salvador (Republic of),
                8.25%, 04/10/2032 (I)...........................          27
                                                                  ----------
                                                                          57
                                                                  ----------
              HEALTH CARE -- 0.3%
        100   Universal Health Services, Inc.,
                6.75%, 11/15/2011...............................         102
        150   Wyeth,
                5.50%, 02/01/2014...............................         147
                                                                  ----------
                                                                         249
                                                                  ----------
              SERVICES -- 2.8%
        175   Belo Corp.,
                7.25%, 09/15/2027...............................         172
        150   Clear Channel Communications, Inc.,
                5.50%, 09/15/2014...............................         136
        200   Cox Communications, Inc.,
                4.625%, 06/01/2013..............................         182
        190   Cox Communications, Inc.,
                5.45%, 12/15/2014...............................         177

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              SERVICES -- (CONTINUED)
$        30   Electronic Data Systems,
                3.875%, 07/15/2023..............................  $       30
         75   Harrah's Operating Co., Inc.,
                5.375%, 12/15/2013..............................          70
        150   Hyatt Equities LLC,
                6.875%, 06/15/2007 (I)..........................         151
        100   ITT Corp.,
                7.375%, 11/15/2015..............................         103
        150   Marriott International, Inc.,
                5.81%, 11/10/2015...............................         145
        150   Mashantucket Western Pequot Revenue Bond,
                5.91%, 09/01/2021 (I)...........................         141
        150   News America Holdings, Inc.,
                7.75%, 01/20/2024...............................         162
         50   News America Holdings, Inc.,
                9.25%, 02/01/2013...............................          59
         50   Time Warner Entertainment Co. L.P.,
                8.375%, 03/15/2023..............................          56
        160   Time Warner Entertainment Co. L.P.,
                8.375%, 07/15/2033..............................         179
        160   Turner Broadcasting System, Inc.,
                8.375%, 07/01/2013..............................         177
        180   Viacom, Inc.,
                6.875%, 04/30/2036 (I)..........................         173
                                                                  ----------
                                                                       2,113
                                                                  ----------
              TECHNOLOGY -- 2.4%
        210   Cingular Wireless Services, Inc.,
                8.125%, 05/01/2012..............................         233
        100   Comcast Cable Communications, Inc.,
                6.75%, 01/30/2011...............................         104
        100   Comcast Cable Communications, Inc.,
                8.875%, 05/01/2017..............................         118
        150   Deutsche Telekom International Finance B.V.,
                5.25%, 07/22/2013...............................         142
        150   France Telecom S.A.,
                8.00%, 03/01/2011...............................         162
        150   Motorola, Inc.,
                8.00%, 11/01/2011...............................         166
        100   Sprint Capital Corp.,
                6.90%, 05/01/2019...............................         104
        230   Telecom Italia Capital,
                7.20%, 07/18/2036...............................         235
        150   Tele-Communications, Inc.,
                7.875%, 08/01/2013..............................         163
        275   Telefonica Emisiones SAU,
                6.42%, 06/20/2016...............................         278
         75   Valor Telecom Enterprise,
                7.75%, 02/15/2015...............................          78
                                                                  ----------
                                                                       1,783
                                                                  ----------
              TRANSPORTATION -- 0.5%
        125   American Airlines, Inc.,
                7.86%, 10/01/2011...............................         131
        110   Carnival Corp.,
                6.65%, 01/15/2028...............................         112

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              TRANSPORTATION -- (CONTINUED)
$       100   Continental Airlines, Inc.,
                6.56%, 02/15/2012...............................  $      103
                                                                  ----------
                                                                         346
                                                                  ----------
              UTILITIES -- 1.4%
        100   Appalachian Power Co.,
                5.00%, 06/01/2017...............................          91
         75   Detroit Edison Securitization,
                6.19%, 03/01/2013...............................          77
        150   Duke Energy Corp.,
                5.30%, 10/01/2015...............................         145
        125   Kinder Morgan, Inc.,
                5.15%, 03/01/2015...............................         106
         50   NorthWestern Corp.,
                7.30%, 12/01/2006 (I)...........................          50
        100   Tampa Electric Co.,
                6.375%, 08/15/2012..............................         103
        100   Texas-New Mexico Power Co.,
                6.125%, 06/01/2008..............................         100
        400   TransAlta Corp.,
                5.75%, 12/15/2013...............................         389
                                                                  ----------
                                                                       1,061
                                                                  ----------
              Total corporate bonds: investment grade
                (cost $16,569)..................................  $   16,103
                                                                  ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 26.8%
              BASIC MATERIALS -- 3.8%
        150   Abitibi-Consolidated, Inc.,
                7.75%, 06/15/2011...............................  $      137
        100   Asia Aluminum Holdings Ltd.,
                8.00%, 12/23/2011 (I)...........................          94
        150   Bowater, Inc.,
                8.33%, 03/15/2010 (L)...........................         151
        100   California Steel Industries, Inc.,
                6.125%, 03/15/2014..............................          93
        150   Chaparral Steel Co.,
                10.00%, 07/15/2013..............................         165
        120   Chemtura Corp.,
                6.875%, 06/01/2016..............................         116
        125   Clarke American Corp.,
                11.75%, 12/15/2013..............................         130
        110   Crown Americas, Inc.,
                7.75%, 11/15/2015 (I)...........................         108
         50   CSN Islands IX Corp.,
                10%, 01/15/2015.................................          57
        150   Domtar, Inc.,
                5.375%, 12/01/2013..............................         123
         75   Domtar, Inc.,
                7.125%, 08/01/2015..............................          66
        125   Equistar Chemicals L.P.,
                8.75%, 02/15/2009...............................         128
        100   Evraz Group S.A.,
                8.25%, 11/10/2015 (I)...........................         100
        200   Goodyear Tire & Rubber Co.,
                11.25%, 03/01/2011..............................         220
        102   Koppers, Inc.,
                9.875%, 10/15/2013..............................         110

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              BASIC MATERIALS -- (CONTINUED)
$       200   Norampac, Inc.,
                6.75%, 06/01/2013...............................  $      183
        145   Novelis, Inc.,
                8.00%, 02/15/2015 (I)...........................         140
        100   Peabody Energy Corp.,
                6.875%, 03/15/2013..............................          97
        100   Plastipak Holdings, Inc.,
                8.50%, 12/15/2015 (I)...........................          99
        150   PolyOne Corp.,
                8.875%, 05/01/2012..............................         150
        100   Stone Container Corp.,
                8.375%, 07/01/2012..............................          95
        150   Tornox Worldwide/Finance,
                9.50%, 12/01/2012...............................         155
         50   Vedanta Resource plc,
                6.625%, 02/22/2010..............................          48
        150   Verso Paper Holdings LLC,
                11.375%, 08/01/2016 (I).........................         149
                                                                  ----------
                                                                       2,914
                                                                  ----------
              CAPITAL GOODS -- 0.2%
        100   Bombardier, Inc.,
                6.75%, 05/01/2012 (I)...........................          92
        100   Steinway Music Instruments,
                7.00%, 03/01/2014 (I)...........................          96
                                                                  ----------
                                                                         188
                                                                  ----------
              CONSUMER CYCLICAL -- 2.8%
        100   Albertson's, Inc.,
                7.25%, 05/01/2013...............................          96
        125   Amerigas Partners L.P.,
                7.125%, 05/20/2016..............................         121
        150   Arvinmeritor, Inc.,
                8.75%, 03/01/2012...............................         145
         85   Asbury Automotive Group,
                9.00%, 06/15/2012...............................          86
        150   Autonation, Inc.,
                7.51%, 04/15/2013 (I)(L)........................         152
        130   Delhaize America, Inc.,
                9.00%, 04/15/2031...............................         146
        370   Ford Capital B.V.,
                9.50%, 06/01/2010...............................         335
        110   General Motors Corp.,
                6.375%, 05/01/2008..............................         105
        100   Grupo Gigante SA,
                8.75%, 04/13/2016...............................          97
        150   Inergy L.P.,
                8.25%, 03/01/2016...............................         153
         70   Interline Brands, Inc.,
                8.125%, 06/15/2014..............................          71
        150   Neiman Marcus Group, Inc.,
                10.375%, 10/15/2015.............................         159
        100   Perry Ellis International, Inc.,
                8.875%, 09/15/2013..............................          98
        150   SGS International, Inc.,
                12.00%, 12/15/2013 (I)..........................         152
        105   Stater Brothers Holdings, Inc.,
                8.125%, 06/15/2012..............................         104

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              CONSUMER CYCLICAL -- (CONTINUED)
$       100   Technical Olympic USA, Inc.,
                9.00%, 07/01/2010...............................  $       93
                                                                  ----------
                                                                       2,113
                                                                  ----------
              CONSUMER STAPLES -- 0.9%
        150   Dean Foods Co.,
                7.00%, 06/01/2016...............................         145
        110   Del Laboratories, Inc.,
                10.15%, 11/01/2011 (I)(L).......................         114
        150   Dole Food Co., Inc.,
                8.625%, 05/01/2009..............................         143
        150   Nutro Products, Inc.,
                10.75%, 4/15/2014 (I)...........................         156
        100   Smithfield Foods, Inc.,
                7.75%, 05/15/2013...............................         100
                                                                  ----------
                                                                         658
                                                                  ----------
              ENERGY -- 1.5%
        100   Braskem S.A.,
                9.375%, 06/01/2015..............................         107
         43   Chesapeake Energy Corp.,
                2.75%, 11/15/2035 (I)...........................          47
        150   Cie Gen Geophysique,
                7.50%, 05/15/2015 (I)...........................         147
         50   Colorado Interstate Gas,
                6.80%, 11/15/2015...............................          49
        150   Encore Acquisition Co.,
                7.25%, 12/01/2017...............................         144
         80   MEI Euro Finance Ltd,
                8.75%, 05/22/2010...............................          81
        100   Naftogaz Ukrainy,
                8.125%, 09/30/2009..............................          96
        100   Panva Gas Holdings Ltd.,
                8.25%, 09/23/2011...............................          98
        120   Petrohawk Energy Corp.,
                9.125%, 07/15/2013 (I)..........................         123
        100   Petrozuata Finance, Inc.,
                8.22%, 04/01/2017 (I)...........................          99
        150   Pogo Producing Co.,
                7.875%, 05/01/2013 (I)..........................         153
                                                                  ----------
                                                                       1,144
                                                                  ----------
              FINANCE -- 2.4%
        110   American Real Estate Partners L.P.,
                7.125%, 02/15/2013..............................         108
        100   ATF Bank,
                8.875%, 11/01/2009..............................         102
        150   Avis Budget Car Rental,
                7.57%, 05/15/2014 (I)(L)........................         151
        110   CCSA Finance Ltd.,
                7.875%, 05/17/2016 (I)..........................         108
         70   Colombia (Republic of),
                8.25%, 12/22/2014...............................          76
        200   Dredner (Exim Ukraine),
                7.75%, 09/23/2009...............................         199
        400   Ford Motor Credit Co.,
                5.80%, 01/12/2009...............................         372

 PRINCIPAL                                                          MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
$       150   General Motors Acceptance Corp.,
                6.875%, 09/15/2011..............................  $      145
        150   Hertz Corp.,
                10.50%, 01/01/2016 (I)..........................         163
        100   Host Marriott L.P.,
                6.375%, 03/15/2015..............................          95
        150   MDP Acquisitions,
                9.625%, 10/01/2012..............................         155
        125   Nell Af Sarl,
                8.375%, 08/15/2015 (I)..........................         121
                                                                  ----------
                                                                       1,795
                                                                  ----------
              FOREIGN GOVERNMENTS -- 0.9%
        118   Argentina (Republic of),
                4.01%, 08/03/2012 (L)...........................         109
         25   Argentina (Republic of),
                5.375%, 02/27/2013..............................          24
         70   Jamaica (Government of),
                9.00%, 06/02/2015...............................          71
        160   Panama (Republic of),
                9.375%, 07/23/2012..............................         182
        140   Peru (Republic of),
                3.00%, 03/07/2027...............................          99
 EUR    100   Philippines (Republic of),
                6.25%, 03/15/2016...............................         128
         60   Turkey (Republic of),
                9.00%, 06/30/2011...............................          65
                                                                  ----------
                                                                         678
                                                                  ----------
              HEALTH CARE -- 0.9%
        120   Accellent, Inc.,
                10.50%, 12/01/2013..............................         124
        150   CRC Health Corp.,
                10.75%, 02/01/2016 (I)..........................         152
        100   Healthsouth Corp.,
                11.32%, 06/15/2014 (I)(L).......................          97
        150   IASIS Healthcare Capital Corp.,
                8.75%, 06/15/2014...............................         144
        150   National Mentor Holdings,
                11.25%, 07/01/2014 (I)..........................         153
                                                                  ----------
                                                                         670
                                                                  ----------
              SERVICES -- 6.9%
        110   Allied Waste North America,
                5.75%, 02/15/2011...............................         104
        100   Allied Waste North America,
                6.50%, 11/15/2010...............................          98
        130   Dex Media West LLC, Inc.,
                8.00%, 11/15/2013...............................         130
        195   Dex Media West LLC, Inc.,
                9.875%, 08/15/2013..............................         210
      3,300   Dow Jones CDX HY,
                8.625%, 06/29/2011 (I)..........................       3,253
        110   Education Management LLC,
                10.25%, 06/01/2016 (I)..........................         111
        100   Hilton Hotels Corp.,
                7.50%, 12/15/2017...............................         103
         85   Knowledge Learning Center, Inc.,
                7.75%, 02/01/2015 (I)...........................          78

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              SERVICES -- (CONTINUED)
$       150   Lodgenet Entertainment Corp.,
                9.50%, 06/15/2013...............................  $      160
        100   MTR Gaming Group, Inc.,
                9.00%, 06/01/2012 (I)...........................         102
        100   Network Communications,
                10.75%, 12/01/2013 (I)..........................         100
        100   Pokagon Gaming Authority,
                10.375%, 06/15/2014 (I).........................         105
        110   Reader's Digest Association, Inc.,
                6.50%, 03/01/2011...............................         107
        150   Scholastic Corp.,
                5.00%, 04/15/2013...............................         131
        150   Sheridan Group, Inc.,
                10.25%, 08/15/2011..............................         149
        100   Sirius Satellite Radio, Inc.,
                9.625%, 08/01/2013..............................          94
        100   Sungard Data Systems, Inc.,
                10.25%, 08/15/2015..............................         101
         80   Town Sports International, Inc.,
                9.625%, 04/15/2011..............................          83
                                                                  ----------
                                                                       5,219
                                                                  ----------
              TECHNOLOGY -- 4.0%
        100   Atlantic Broadband Finance LLC,
                9.375%, 01/15/2014..............................          95
        130   Charter Communications Operating LLC,
                8.00%, 04/30/2012 (I)...........................         130
        150   Citizens Communications Co.,
                9.00%, 08/15/2031...............................         155
        100   Digicel Limited,
                9.25%, 09/01/2012 (I)...........................         104
        150   Dobson Cellular Systems,
                8.375%, 11/01/2011 (I)..........................         155
        150   Echostar DBS Corp.,
                7.125%, 02/01/2016 (I)..........................         147
        150   Inmarsat Finance plc,
                7.625%, 06/30/2012..............................         153
        135   Insight Midwest L.P.,
                10.50%, 11/01/2010..............................         140
        105   Intelsat Bermuda Ltd.,
                9.25%, 06/15/2016 (I)...........................         107
        100   Itron, Inc.,
                7.75%, 05/15/2012...............................         102
        100   Magnachip Semiconductor,
                6.875%, 12/15/2011..............................          81
         80   Mediacom LLC,
                9.50%, 01/15/2013...............................          81
        100   Mobile Telesystems Finance S.A.,
                8.00%, 01/28/2012...............................         101
        200   Nortel Networks Ltd.,
                9.73%, 07/15/2011 (I)(L)........................         201
        150   NTL Cable PLC,
                9.125%, 08/15/2016..............................         152
        200   Panamsat Corp.,
                9.00%, 06/15/2016 (I)...........................         204

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              TECHNOLOGY -- (CONTINUED)
$       150   Qwest Communications International,
                7.50%, 02/15/2014...............................  $      147
        150   Rogers Wireless Communications, Inc.,
                6.375%, 03/01/2014..............................         144
         25   Sandisk Corp.,
                1.00%, 05/15/2013...............................          22
        130   Sanmina-Sci Corp.,
                8.125%, 03/01/2016..............................         127
        150   Solectron Corp.,
                8.00%, 03/15/2016 (I)...........................         145
        100   Vimpelcom Communications
                8.25%, 05/23/2016 (I)...........................         100
        150   UGS Corp.,
                10.00%, 06/01/2012..............................         161
        105   Windstream Corp.,
                8.625%, 08/01/2016 (I)..........................         109
                                                                  ----------
                                                                       3,063
                                                                  ----------
              TRANSPORTATION -- 0.3%
         64   American Airlines, Inc.,
                7.38%, 05/23/2016...............................          57
         75   Greenbrier Cos., Inc.,
                8.375%, 05/15/2015..............................          76
        135   PHI, Inc.,
                7.125%, 04/15/2013 (I)..........................         127
                                                                  ----------
                                                                         260
                                                                  ----------
              UTILITIES -- 2.2%
        100   AES China Generating Co., Ltd.,
                8.25%, 06/26/2010...............................          98
        130   Atlas Pipeline Partners,
                8.125%, 12/15/2015 (I)..........................         131
         73   Ce Casecnan Water & Energy,
                11.95%, 11/15/2010..............................          77
        100   Chivor S.S. E.S.P.,
                9.75%, 12/30/2014...............................         109
        110   Citco Trustees Cayman Ltd.,
                8.50%, 12/21/2014 (I)...........................         113
        105   Copano Energy LLC,
                8.125%, 03/01/2016..............................         106
        150   Edison Mission Energy,
                7.50%, 06/15/2013 (I)...........................         148
        150   El Paso Performance-Link,
                7.75%, 07/15/2011 (I)...........................         151
         82   Elwood Energy LLC,
                8.16%, 07/05/2026...............................          89
        125   Markwest Energy Partners L.P.,
                8.50%, 07/15/2016 (I)...........................         126
        100   Mirant Amerigas Generation LLC,
                8.30%, 05/01/2011...............................          98
        100   NRG Energy, Inc.,
                7.375%, 02/01/2016..............................          98
        120   Sithe/Independance Funding,
                9.00%, 12/30/2013...............................         128
         98   Tenaska Alabama Partners L.P.,
                7.00%, 6/30/2021 (I)............................          96

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              UTILITIES -- (CONTINUED)
$       100   Tennessee Gas Pipeline Co.,
                8.375%, 06/15/2032..............................  $      110
                                                                  ----------
                                                                       1,678
                                                                  ----------
              Total corporate bonds: non-investment grade (cost
                $20,588)........................................  $   20,380
                                                                  ----------
U.S. GOVERNMENT SECURITIES -- 8.3%
              U.S. TREASURY SECURITIES -- 8.3%
      2,300   3.875% 2009 (O)...................................  $    2,940
        280   4.50% 2036........................................         256
      2,570   5.125% 2011 -- 2016...............................       2,593
         40   5.25% 2028........................................          40
         39   5.375% 2031.......................................          40
        350   6.25% 2030........................................         403
                                                                  ----------
              Total U.S. government securities
                (cost $6,300)...................................  $    6,272
                                                                  ----------
U.S. GOVERNMENT AGENCIES -- 32.7%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.1%
        200   4.10% 2014........................................  $      192
        507   5.50% 2032........................................         495
      1,300   6.00% 2032........................................       1,298
        390   6.25% 2032........................................         430
      1,424   6.50% 2032........................................       1,454
                                                                  ----------
                                                                       3,869
                                                                  ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.2%
      1,133   5.00% 2017 -- 2035................................       1,091
        295   5.23% 2035........................................         288
      3,403   5.50% 2032 -- 2034................................       3,317
      7,575   6.00% 2036 (Q)....................................       7,525
      3,000   6.50% 2036........................................       3,036
                                                                  ----------
                                                                      15,257
                                                                  ----------
              OTHER GOVERNMENT AGENCIES -- 7.4%
        954   4.92% 2023........................................         919
        975   5.35% 2026........................................         957
      1,000   5.57% 2026........................................         995
      1,000   5.64% 2026........................................       1,004
        365   5.82% 2026........................................         368
      1,000   5.87% 2026........................................       1,011
        325   6.07% 2026........................................         332
                                                                  ----------
                                                                       5,586
                                                                  ----------
              Total U.S. government agencies
                (cost $24,928)..................................  $   24,712
                                                                  ----------
              Total long-term investments
                (cost $80,397)..................................  $   79,243
                                                                  ----------
SHORT-TERM INVESTMENTS -- 7.8%
              REPURCHASE AGREEMENTS @ -- 7.6%
      2,124   BNP Paribas Repurchase Agreement,
                5.19%, 08/01/2006...............................  $    2,124
      2,070   RBS Greenwich Repurchase Agreement,
                5.19%, 08/01/2006...............................       2,070

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              REPURCHASE AGREEMENTS @ -- (CONTINUED)
$     1,590   UBS Securities LLC Repurchase Agreement,
                5.19%, 08/01/2006...............................  $    1,590
                                                                  ----------
                                                                       5,784
                                                                  ----------
              U.S. TREASURY BILLS -- 0.2%
        125   US Treasury Bill,
                4.86%, 09/14/2006 (M) (S).......................         124
                                                                  ----------
              Total short-term investments
                (cost $5,908)...................................  $    5,908
                                                                  ----------
              Total investments in securities
                (cost $86,305) (C)..............................  $   85,151
              Other assets & liabilities........................      (9,480)
                                                                  ----------
              Total net assets..................................  $   75,671
                                                                  ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.41% of total net assets at July 31, 2006.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $86,306 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $   368
      Unrealized depreciation.........................   (1,523)
                                                        -------
      Net unrealized depreciation.....................  $(1,155)
                                                        =======

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $17,790, which represents 23.51% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $7,477.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2006.

                 FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                         NUMBER OF                                                  APPRECIATION
DESCRIPTION                                              CONTRACTS         POSITION           EXPIRATION           (DEPRECIATION)
-----------                                              ---------         --------           ----------           --------------
CBT 2 Year U.S. Treasury Note futures contracts             40               Long           September 2006              $ 5
U.S. Long Bond futures contracts                            15              Short           September 2006               (1)
                                                                                                                        ---
                                                                                                                        $ 4
                                                                                                                        ===

     These contracts had a market value of $6,515 as of July 31, 2006.

 @   Repurchase agreements collateralized as follows:

                                                                  SECURITY TYPE             COUPON RATE           EXPIRATION DATE
                                                                  -------------             -----------           ---------------
BNP Paribas Repurchase Agreement......................         U.S. Treasury Bonds         7.25% - 8.125%           2021 - 2022
RBS Greenwich Repurchase Agreement....................         U.S. Treasury Bills                  5.06%                  2007
UBS Securities LLC Repurchase Agreement...............         U.S. Treasury Bonds         7.875% - 8.75%           2020 - 2022

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                              Buy             $1,536          $1,520          08/22/06              $ 16
Euro                                              Buy               130              129          09/05/06                 1
Euro                                             Sell             1,536            1,500          08/22/06               (36)
Euro                                             Sell               130              128          09/05/06                (2)
Hungarian Forint                                  Buy               139              134          08/24/06                 5
Hungarian Forint                                 Sell               139              144          08/24/06                 5
Japanese Yen                                      Buy               703              708          08/22/06                (5)
Japanese Yen                                     Sell               384              375          08/22/06                (9)
                                                                                                                        ----
                                                                                                                        ($25)
                                                                                                                        ====

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                 BUY/SELL    PAY/RECEIVE   EXPIRATION   NOTIONAL    APPRECIATION
COUNTERPARTY                             REFERENCE ENTITY       PROTECTION   FIXED RATE       DATE       AMOUNT    (DEPRECIATION)
------------                             ----------------       ----------   -----------   ----------   --------   --------------
JP Morgan Chase Bank, N.A.             5 year swap spreadlock      Buy          0.58%       10/20/06      $750           $1
JP Morgan Chase Bank, N.A.            10 year swap spreadlock      Buy          0.62%       10/20/06       400            2
                                                                                                                         --
                                                                                                                         $3
                                                                                                                         ==

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 100.3%
FIXED INCOME FUNDS -- 93.1%
  296    Hartford Floating Rate Fund, Class Y..............   $ 2,989
  576    Hartford High Yield Fund, Class Y.................     4,457
  215    Hartford Income Fund, Class Y.....................     2,172
  570    Hartford Inflation Plus Fund, Class Y.............     5,907
  871    Hartford Short Duration Fund, Class Y.............     8,561
1,037    Hartford Total Return Bond Fund, Class Y..........    10,900
                                                              -------
         Total fixed income funds
           (cost $35,701)..................................   $34,986
                                                              -------
MONEY MARKET FUND -- 7.2%
2,733    Hartford Money Market Fund, Class Y...............   $ 2,733
                                                              -------
         Total money market fund
           (cost $2,732)...................................   $ 2,733
                                                              -------
         Total investments in affiliated
           investment companies
           (cost $38,433) (C)..............................   $37,719
         Other assets and liabilities......................      (126)
                                                              -------
         Total net assets..................................   $37,593
                                                              =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $38,487 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $   1
      Unrealized depreciation...........................   (769)
                                                          -----
      Net unrealized depreciation.......................  $(768)
                                                          =====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.8%
            FINANCE -- 0.8%
 $   799    American Express Credit Account
              Master Trust,
              5.87%, 02/15/2012 (I)(L)........................  $    801
   3,000    Countrywide Asset Backed Certificates,
              5.58%, 07/25/2035 (L)...........................     3,001
   7,059    Prudential Commercial Mortgage Trust,
              5.81%, 02/11/2036 (I)(P)........................       345
   2,000    Wachovia Bank Commercial Mortgage Trust,
              5.83%, 10/15/2015 (I)(L)........................     2,000
                                                                --------
            Total asset & commercial mortgage
              backed securities
              (cost $6,142)...................................  $  6,147
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            FINANCE -- 0.3%
   2,600    SLM Corp.,
              4.49%, 04/01/2009 (L)...........................  $  2,502
                                                                --------
            Total corporate bonds: investment grade
              (cost $2,604)...................................  $  2,502
                                                                --------
U.S. GOVERNMENT SECURITIES -- 97.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.5%
   3,000    Tennessee Valley Authority,
              3.375%, 01/15/2007 (O)..........................  $  3,836
                                                                --------
            U.S. TREASURY SECURITIES -- 96.5%
  29,170    0.875% 2010 (O)...................................  $ 29,508
  72,137    1.625% 2015 (O)...................................    71,942
  40,235    1.875% 2013 (O)...................................    42,873
 192,781    2.00% 2014 - 2026 (O).............................   196,044
  80,110    2.375% 2011 - 2025 (O)............................    85,101
  41,430    3.00% 2012 (O)....................................    48,248
  18,265    3.375% 2012 - 2032 (O)............................    24,873
  20,455    3.50% 2011 (O)....................................    24,949
  71,112    3.625% 2008 - 2028 (O)............................   100,847
  58,095    3.875% 2009 - 2029 (O)............................    76,238
  61,732    4.25% 2010 (O)....................................    78,968
   1,925    4.50% 2036........................................     1,757
                                                                --------
                                                                 781,348
                                                                --------
            Total U.S. government securities
              (cost $802,334).................................  $785,184
                                                                --------
SHORT-TERM INVESTMENTS -- 2.0%
            REPURCHASE AGREEMENTS @ -- 2.0%
   5,755    BNP Paribas Repurchase Agreement,
              5.19%, 08/01/2006...............................  $  5,755
   5,610    RBS Greenwich Repurchase Agreement,
              5.19%, 08/01/2006...............................     5,610
   4,309    UBS Securities LLC Repurchase Agreement,
              5.19%, 08/01/2006...............................     4,309
                                                                --------
                                                                  15,674
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            U.S. TREASURY BILLS -- 0.0%
 $   250    U.S. Treasury Bill,
              4.81%, 09/14/2006 (M) (S).......................  $    249
                                                                --------
            Total short-term investments
              (cost $15,923)..................................  $ 15,923
                                                                --------
            Total investments in securities
              (cost $827,003) (C).............................  $809,756
            Other assets & liabilities........................      (337)
                                                                --------
            Total net assets..................................  $809,419
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $829,571 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $     --
      Unrealized depreciation........................   (19,815)
                                                       --------
      Net unrealized depreciation....................  $(19,815)
                                                       ========

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $3,146, which represents 0.39% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2006.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2006.

                 FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                      UNREALIZED
                             NUMBER OF                               APPRECIATION
      DESCRIPTION            CONTRACTS   POSITION     EXPIRATION    (DEPRECIATION)
      -----------            ---------   --------   --------------  --------------
      US Long Bond Futures      350        Long     September 2006       $283
                                                                         ====

     These contracts had a market value of $37,111 as of July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INFLATION PLUS FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                       -------------        -----------      ---------------
      BNP Paribas Repurchase Agreement............................  U.S. Treasury Bonds    7.25% - 8.125%      2021 - 2022
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Bills             5.06%             2007
      UBS Securities LLC Repurchase Agreement.....................  U.S. Treasury Bonds    7.875% - 8.75%      2020 - 2022

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.0%
            AUSTRIA -- 1.2%
      68    Erste Bank Der Oesterreichischen Sparkassen AG
              (A) (G)(I)......................................  $  3,902
                                                                --------
            BELGIUM -- 1.2%
      36    KBC Bankverzekeringsholdings (A)..................     3,917
                                                                --------
            BRAZIL -- 1.9%
     266    Companhia Vale do Rio Doce ADR....................     6,178
                                                                --------
            CANADA -- 4.6%
      95    Cameco Corp. .....................................     3,783
      74    Rogers Communications, Inc. Class B...............     3,170
     118    SNC-Lavalin Group, Inc. ..........................     2,964
      62    Suncor Energy, Inc. ..............................     5,007
                                                                --------
                                                                  14,924
                                                                --------
            FRANCE -- 16.2%
      34    Cie Generale d'Optique Essilor International S.A.
              (A)(G)..........................................     3,383
      66    Groupe Danone (A)(G)..............................     8,765
      34    LVMH Moet Hennessy Louis Vuitton S.A. (A)(G)......     3,428
      53    PSA Peugeot Citroen (A)(G)........................     2,782
     101    Sanofi-Aventis S.A. (A)(G)........................     9,545
      52    Total S.A. (A)(G).................................     3,552
      20    Unibail (A)(G)....................................     3,758
      37    Vallourec (A).....................................     8,065
     165    Veolia Environnment S.A. (A)(G)...................     8,996
                                                                --------
                                                                  52,274
                                                                --------
            GERMANY -- 2.2%
     183    Commerzbank AG (A)................................     6,404
       5    Deutsche Boerse AG (A)............................       723
                                                                --------
                                                                   7,127
                                                                --------
            GREECE -- 1.5%
     131    Opap S.A. (A).....................................     4,781
                                                                --------
            HONG KONG -- 0.7%
   1,656    Shun Tak Holdings Ltd (A)(G)......................     2,134
                                                                --------
            IRELAND -- 2.0%
     199    Elan Corp. plc ADR (D)............................     3,057
      59    Ryanair Holdings plc ADR (D)(G)...................     3,328
                                                                --------
                                                                   6,385
                                                                --------
            JAPAN -- 15.2%
      62    Asahi Glass Co., Ltd. (A).........................       794
     158    Daiichi Sankyo Co., Ltd. (A)......................     4,335
     109    Eisai Co., Ltd. (A)...............................     5,046
       2    Japan Tobacco, Inc. (A)...........................     6,417
      42    Jteckt Corp. (A)(G)...............................       786
      45    Nintendo Co., Ltd. (A)............................     8,442
      11    ORIX Corp. (A)....................................     2,871
      13    Rakuten, Inc. (A)(G)..............................     6,040
     633    Shinsei Bank Ltd. (A).............................     3,951
     160    Sumitomo Realty & Development (A)(G)..............     3,981

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            JAPAN -- (CONTINUED)
     124    Suzuki Motor Corp. (A)............................  $  3,040
      62    Toyota Motor Corp. (A)............................     3,258
                                                                --------
                                                                  48,961
                                                                --------
            LUXEMBOURG -- 1.2%
     102    Tenaris S.A. ADR..................................     3,966
                                                                --------
            MEXICO -- 3.3%
     163    America Movil S.A. de C.V. ADR....................     5,814
      16    Fomento Economico Mexicano S.A. de C.V. ADR.......     1,423
     180    Grupo Televisa S.A. ADR...........................     3,324
                                                                --------
                                                                  10,561
                                                                --------
            NETHERLANDS -- 4.5%
     206    ASML Holding N.V. (A) (D).........................     4,071
      48    Euronext (A)(G)...................................     4,288
     189    Koninklijke (Royal) Philips Electronics N.V. (A)..     6,242
                                                                --------
                                                                  14,601
                                                                --------
            NORWAY -- 2.3%
     247    Statoil ASA (A)(G)................................     7,391
                                                                --------
            SOUTH KOREA -- 3.3%
      90    Hana Financial Holdings (A).......................     4,032
      10    Samsung Electronics Co., Ltd. (A).................     6,440
                                                                --------
                                                                  10,472
                                                                --------
            SPAIN -- 1.0%
     151    Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......     3,208
                                                                --------
            SWEDEN -- 1.3%
     257    Swedish Match Ab (A)..............................     4,253
                                                                --------
            SWITZERLAND -- 9.9%
     325    Logitech International -- Reg. (A) (D)............     6,607
      15    Nestle S.A. (A)...................................     4,796
      42    Roche Holding AG (A)..............................     7,412
     119    Swatch Group AG (A)(G)............................     4,342
     159    UBS AG (A)........................................     8,666
                                                                --------
                                                                  31,823
                                                                --------
            TAIWAN -- 1.2%
     647    Hon Hai Precision Industry Co., Ltd. (A)..........     3,834
                                                                --------
            UNITED KINGDOM -- 23.3%
     380    Alliance Boots plc (A)............................     5,576
   2,990    Arm Holdings plc (A)..............................     6,492
     125    AstraZeneca plc (A)...............................     7,647
     177    BHP Billiton plc (A)..............................     3,353
     760    British Airways plc (A) (D).......................     5,497
     169    British Land Co. plc (A)..........................     4,323
   1,427    Carphone Warehouse Group plc (A)..................     7,353
     777    Debenhams plc (D).................................     2,613
     233    easyJet plc (A) (D)...............................     1,939
   1,284    EMI Group plc (A).................................     6,136
     237    Kesa Electricals plc (A)..........................     1,373
      97    Man Group plc (A).................................     4,430
     107    Reckitt Benckiser plc (A).........................     4,279

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
     161    Reed Elsevier plc (A).............................  $  1,603
     144    Standard Chartered plc (A)........................     3,639
   1,272    Tesco plc (A).....................................     8,547
                                                                --------
                                                                  74,800
                                                                --------
            Total common stock
              (cost $294,194).................................  $315,492
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.4%
            REPURCHASE AGREEMENTS @ -- 1.5%
 $ 1,710    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  1,710
     368    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       368
     710    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       710
   1,013    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement, 5.28%, 08/01/2006.........     1,013
      37    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        37
     986    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       986
                                                                --------
                                                                   4,824
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.9%
  44,723    Navigator Prime Portfolio.........................  $ 44,723
                                                                --------
            Total short-term investments
              (cost $49,547)..................................  $ 49,547
                                                                --------
            Total investments in securities
              (cost $343,741) (C).............................  $365,039
            Other assets & liabilities........................   (43,183)
                                                                --------
            Total net assets..................................  $321,856
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.02% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $270,865, which represents 84.16% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $345,049 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $27,041
      Unrealized depreciation.........................   (7,051)
                                                        -------
      Net unrealized appreciation.....................  $19,990
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $3,902, which represents 1.21% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                  Buy               $900            $895           08/01/2006              $ 5
British Pound                                  Buy                 68              68           08/02/2006               --
British Pound                                  Buy                 83              83           08/03/2006               --
Euro                                           Buy                 62              62           08/01/2006               --
Euro                                           Sell               871             870           08/02/2006               (1)
Japanese Yen                                   Buy                248             246           08/01/2006                2
Japanese Yen                                   Buy                 54              53           08/02/2006                1
Japanese Yen                                   Buy                262             263           08/03/2006               (1)
                                                                                                                        ---
                                                                                                                        $ 6
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.1%
            AUSTRALIA -- 1.6%
     218    Westpac Banking Corp. (A)(G)......................  $  3,667
                                                                --------
            BELGIUM -- 0.5%
      20    UCB S.A. (A)......................................     1,153
                                                                --------
            BRAZIL -- 3.4%
      30    All America Latina Logistica......................     2,037
     250    Companhia Vale do Rio Doce ADR....................     5,800
                                                                --------
                                                                   7,837
                                                                --------
            CANADA -- 6.6%
      30    Agnico Eagle Mines Ltd. ..........................     1,084
     103    Alcan, Inc. (G)...................................     4,674
      66    Cameco Corp. .....................................     2,619
      46    EnCana Corp. (G)..................................     2,503
      96    OPTI Canada, Inc. (D).............................     1,845
     161    Talisman Energy, Inc. (G).........................     2,736
                                                                --------
                                                                  15,461
                                                                --------
            FRANCE -- 16.1%
      44    Accor SA (A)(G)...................................     2,589
     105    Axa S.A. (A)......................................     3,619
      28    BNP Paribas (A)(G)................................     2,688
      48    Carrefour S.A. (A)(G).............................     3,023
      33    Cie Generale d'Optique Essilor International S.A.
              (A)(G)..........................................     3,285
      25    CNP Assurances (A)(G).............................     2,380
      35    Lafarge S.A. (A)..................................     4,242
      19    LVMH Moet Hennessy Louis Vuitton S.A. (A)(G)......     1,895
      59    PSA Peugeot Citroen (A)(G)........................     3,116
      63    Sanofi-Aventis S.A. (A)(G)........................     5,989
      67    Total S.A. (A)(G).................................     4,577
                                                                --------
                                                                  37,403
                                                                --------
            GERMANY -- 9.2%
      14    Deutsche Boerse AG (A)............................     1,990
     146    Deutsche Telekom AG (A)...........................     2,253
      35    E.On AG (A).......................................     4,242
      36    Henkel KGaA Vorzug................................     4,244
      39    Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................     5,396
      18    SAP AG ADR (A)(G).................................     3,216
                                                                --------
                                                                  21,341
                                                                --------
            HONG KONG -- 0.8%
     280    Hong Kong Exchanges & Clearing Ltd. (A)(G)........     1,821
                                                                --------
            HUNGARY -- 0.5%
      11    Mol Magyr Olaj-Es Gazipari (A)(G).................     1,203
                                                                --------
            INDIA -- 0.9%
      58    Infosys Technologies Ltd. (A).....................     2,077
                                                                --------
            IRELAND -- 1.1%
      72    Ryanair Holdings plc (D) (A)......................       713
      31    Ryanair Holdings plc ADR (D)(G)...................     1,769
                                                                --------
                                                                   2,482
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ITALY -- 6.0%
     689    Banca Intesa S.p.A. (A)(G)........................  $  3,986
     172    Bulgari S.p.A. (A)(G).............................     2,083
      27    Tod's S.p.A. (A)(G)...............................     2,107
     739    UniCredito Italiano S.p.A. (A)....................     5,691
                                                                --------
                                                                  13,867
                                                                --------
            JAPAN -- 16.8%
      80    Astellas Pharma, Inc. (A).........................     3,165
      48    Canon, Inc. (A)(G)................................     2,311
      95    Daiichi Sankyo Co., Ltd. (A)(G)...................     2,605
      66    Denso Corp. (A)...................................     2,252
      67    Eisai Co., Ltd. (A)...............................     3,110
     128    Matsui Securities Co., Ltd. (A)(G)................     1,028
     828    Mitsubishi Heavy Industries (A)...................     3,389
      --    Mitsubishi UFJ Financial Group, Inc. (A)..........     2,858
     244    Mitsui & Co., Ltd. (A)(G).........................     3,678
       1    Nippon Telegraph & Telephone Corp. (A)............     3,002
       4    Rakuten, Inc. (A)(G)..............................     1,722
     104    Seven & I Holdings Co., Ltd. (A)(G)...............     3,642
     438    Shinsei Bank Ltd. (A).............................     2,734
      43    Sony Corp. (A)(G).................................     1,949
      58    Terumo Corp. (A)..................................     2,087
                                                                --------
                                                                  39,532
                                                                --------
            LUXEMBOURG -- 0.6%
      59    Ternium S.A. ADR (D)..............................     1,459
                                                                --------
            MEXICO -- 1.7%
     587    Empresas ICA S.A. (D).............................     1,859
     666    Walmart De Mexico.................................     2,054
                                                                --------
                                                                   3,913
                                                                --------
            NETHERLANDS -- 1.5%
     108    Koninklijke (Royal) Philips Electronics N.V. (A)..     3,549
                                                                --------
            NORWAY -- 3.1%
     244    Statoil ASA (A)...................................     7,295
                                                                --------
            SOUTH KOREA -- 1.2%
       4    Samsung Electronics Co., Ltd. (A).................     2,731
                                                                --------
            SPAIN -- 2.5%
     275    Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......     5,859
                                                                --------
            SWEDEN -- 2.2%
     150    Assa Abloy AB (A)(G)..............................     2,473
     813    Telefonaktiebolaget LM Ericsson (A)...............     2,562
                                                                --------
                                                                   5,035
                                                                --------
            SWITZERLAND -- 10.1%
      63    Credit Suisse Group (A)...........................     3,534
      35    Nestle S.A. (A)(G)................................    11,409
     110    UBS AG (A)........................................     5,969
      11    Zurich Financial Services AG (A)(G)...............     2,567
                                                                --------
                                                                  23,479
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TAIWAN -- 1.7%
     617    Chunghwa Telecom Co., Ltd. (A)....................  $  1,137
     146    Chunghwa Telecom Co., Ltd. ADR....................     2,717
                                                                --------
                                                                   3,854
                                                                --------
            UNITED KINGDOM -- 9.0%
      62    AstraZeneca plc (A)...............................     3,803
     232    Debenhams plc (D).................................       781
     349    EMI Group plc (A).................................     1,666
   1,331    Old Mutual plc (A)................................     4,030
      69    Reckitt Benckiser plc (A).........................     2,784
     574    Tesco plc (A).....................................     3,859
      94    Xstrata plc (A)(G)................................     4,033
                                                                --------
                                                                  20,956
                                                                --------
            Total common stock
              (cost $206,942).................................  $225,974
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 25.1%
            REPURCHASE AGREEMENTS @ -- 3.4%
 $ 2,778    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  2,778
     598    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       598
   1,154    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,154
   1,645    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................     1,645
      60    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        60
   1,603    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,603
                                                                --------
                                                                   7,838
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 21.7%
  50,570    Navigator Prime Portfolio.........................  $ 50,570
                                                                --------
            Total short-term investments
              (cost $58,408)..................................  $ 58,408
                                                                --------
            Total investments in securities
              (cost $265,350) (C).............................  $284,382
            Other assets & liabilities........................   (51,743)
                                                                --------
            Total net assets..................................  $232,639
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.13% of total net assets at July 31, 2006.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $187,793, which represents 80.72% of total net assets.

(C) At July 31, 2006, the cost of securities for federal income tax purposes was $265,462 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $23,427
      Unrealized depreciation.........................   (4,507)
                                                        -------
      Net unrealized appreciation.....................  $18,920
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas Triparty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                            Buy             $ 715           $  715          08/02/2006              $ --
Euro                                           Sell             2,857            2,839          08/01/2006               (18)
Euro                                           Sell               332              332          08/03/2006                --
British Pound                                   Buy             3,720            3,698          08/01/2006                22
British Pound                                  Sell             1,287            1,281          10/26/2006                (6)
Japanese Yen                                    Buy               664              659          08/01/2006                 5
Swiss Franc                                    Sell             1,296            1,288          10/26/2006                (8)
                                                                                                                        ----
                                                                                                                        $ (5)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.4%
            AUSTRALIA -- 4.2%
     286    AWB Ltd. (A)(G)...................................  $    845
     292    Centennial Coal Co., Ltd. (A).....................       808
     450    Dyno Nobel Ltd. (D)(I)............................       838
     508    Multiplex Group (A)...............................     1,388
     285    PaperlinX Ltd. (A)(G).............................       751
     107    Santos Ltd. (A)...................................       949
     294    Transurban Group (A)(G)...........................     1,594
                                                                --------
                                                                   7,173
                                                                --------
            BELGIUM -- 1.4%
       4    S.A. D'Ieteren N.V. (A)(G)........................     1,366
       9    Umicore (A).......................................     1,110
                                                                --------
                                                                   2,476
                                                                --------
            CHINA -- 1.1%
   1,677    Beijing Capital International Airport Co.,
              Ltd. (A)(G).....................................     1,045
   1,579    China Oilfield Services Ltd. (A)(G)...............       859
                                                                --------
                                                                   1,904
                                                                --------
            DENMARK -- 2.7%
      31    Carlsberg A/S Class B (A).........................     2,323
      20    Danisco A/S (A)(G)................................     1,438
      15    Trygvesta A.S. (A)(G).............................       917
                                                                --------
                                                                   4,678
                                                                --------
            FINLAND -- 1.2%
      73    Nokian Rendaat Oyj (A)(G).........................     1,010
      42    Tietoenator Oyj (A)(G)............................       993
                                                                --------
                                                                   2,003
                                                                --------
            FRANCE -- 7.8%
      51    Arkema (D)(G).....................................     1,980
      10    Cegedim S.A. (A)..................................       813
       9    Bacou-Dalloz (A)(G)...............................     1,128
      24    bioMerieux S.A. (A)(G)............................     1,456
      37    Dassault Systemes S.A. (A)(G).....................     1,921
       6    Klepierre (A)(I)..................................       794
      53    S.O.I.Tec S.A. (A)(D).............................     1,409
      10    SEB S.A. (A)......................................     1,121
      18    Sodexho Alliance S.A. (A)(G)......................       908
       5    Unibail (A).......................................       971
      15    Zodiac S.A. ......................................       854
                                                                --------
                                                                  13,355
                                                                --------
            GERMANY -- 9.5%
      28    AWD Holding AG (A)(G).............................     1,006
      12    Deutsche Euroshop (A).............................       854
      53    ELMOS Semiconductor AG (A)(G).....................       482
     119    GEA Group AG (A)..................................     1,946
      38    GFK AG (G)........................................     1,350
      13    Hochtief AG (A)...................................       666
      69    Kontron AG (A)(G).................................       827
      89    MTU Aero Engines Holdings AG (A)..................     3,157
      48    Praktiker Bau-Und Heimwerkermaerkte Holding
              AG (A)(G).......................................     1,410

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            GERMANY -- (CONTINUED)
      72    SGL Carbon AG (A)(D)..............................  $  1,332
      43    Thielert AG (A)(D)................................     1,311
      19    Wacker Chemie AG (D)..............................     1,952
                                                                --------
                                                                  16,293
                                                                --------
            GREECE -- 1.7%
     298    Hellenic Technodomiki Tev S.A. (A)................     2,967
                                                                --------
            HONG KONG -- 1.3%
     718    Chinese Estates Holdings Ltd. (A).................       751
   2,016    Far East Pharmaceutical Technology Co.,
              Ltd.(A)(D)(G)(H)................................        --
     702    Shangri-La Asia Ltd. (A)..........................     1,444
                                                                --------
                                                                   2,195
                                                                --------
            INDIA -- 0.8%
      44    Dr. Reddy's Laboratories Ltd. ADR.................     1,337
                                                                --------
            ITALY -- 5.1%
     108    Banca Popolare di Milano S.c.r.l. (A).............     1,355
     134    Brembo S.p.A. (A).................................     1,321
     219    Immobiliare Grande Distribuzione (A)..............       672
      41    Indesit Co. S.p.A. (A)(G).........................       464
      15    Pirelli & C. Real Estate S.p.A. (A)...............       830
     251    Safilo S.p.A. (A)(D)..............................     1,231
     705    Sorin S.p.A. (A)(D)...............................     1,208
      21    Tod's S.p.A. (A)(G)...............................     1,663
                                                                --------
                                                                   8,744
                                                                --------
            JAPAN -- 23.4%
     181    77 Bank Ltd. (A)..................................     1,313
      33    Disco Corp. (A)...................................     1,796
      36    FamilyMart Co., Ltd. (A)..........................     1,097
     303    Fuji Fire & Marine Insurance Co., Ltd. (A)(G).....     1,339
      15    Hakuhodo DY Holdings, Inc. (A)(G).................     1,113
      38    Hamamatsu Photonics KK (A)(G).....................     1,277
      27    Hogy Medical Co., Ltd. (A)........................     1,232
      20    Honeys Co., Ltd. (A)(G)...........................     1,023
      23    Japan Petroleum Exploration Co., Ltd. (A).........     1,531
       2    Jupiter Telecommunications Co., Ltd. (A)(D).......     1,342
      34    Kobayashi Pharmaceutical Co., Ltd. (A)............     1,415
      61    MEC Co., Ltd. (A)(G)..............................       785
      27    Milbon Co., Ltd. (A)..............................     1,104
      43    Neomax Co., Ltd. (A)(G)...........................       806
      66    Nidec Copal Corp. (A)(G)..........................       892
      --    Nomura Real Estate Office Fund, Inc. (A)(G).......       600
      28    OBIC Business Consultants Ltd. (A)................     1,823
       8    OBIC Co., Ltd. (A)(G).............................     1,804
      15    Point, Inc. (A)...................................       740
       9    Ryohin Keikaku Co., Ltd. (A)......................       704
     120    Shionogi & Co., Ltd. (A)(G).......................     2,276
      82    Sumitomo Forestry Co., Ltd. (A)(G)................       769
     818    Sumitomo Osaka Cement Co., Ltd. (A)(G)............     2,449
      44    Taiyo Ink Manufacturing Co., Ltd. (A).............     2,049
      70    Tanabe Seiyaku Co., Ltd (A).......................       917
      72    The Yamaguchi Bank Ltd. (A).......................     1,052
      24    Tocalo Co., Ltd. (A)..............................       644

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
     109    Toppan Forms Co., Ltd. (A)........................  $  1,379
      15    Uni-Charm Corp. (A)(G)............................       842
      39    Union Tool Co. (A)................................     2,033
      78    Uny Co., Ltd. (A).................................     1,131
      15    USS Co., Ltd. (A).................................       977
                                                                --------
                                                                  40,254
                                                                --------
            LIECHTENSTEIN -- 1.0%
       7    Verwalt & Privat-Bank AG (A)......................     1,661
                                                                --------
            LUXEMBOURG -- 0.6%
      42    Stolt-Nielsen S.A. (A)(G).........................       965
                                                                --------
            MALAYSIA -- 1.1%
     392    Resorts World Berhad..............................     1,211
     541    YTL Corp. Berhad (A)..............................       725
                                                                --------
                                                                   1,936
                                                                --------
            MEXICO -- 0.6%
     325    Empresas ICA S.A. (D).............................     1,030
                                                                --------
            NETHERLANDS -- 2.8%
      49    Ordina N.V. (A)...................................     1,074
      59    Qiagen N.V. (A)(D)(G).............................       891
      33    SBM Offshore N.V. (A).............................       910
      80    Wolters Kluwer N.V. (A)...........................     1,896
                                                                --------
                                                                   4,771
                                                                --------
            PORTUGAL -- 0.7%
     227    Mota -- Engil S.A. (A)............................     1,263
                                                                --------
            SINGAPORE -- 0.4%
     627    Goodpack Ltd. (A)(D)..............................       694
                                                                --------
            SOUTH KOREA -- 1.5%
      23    GS Engineering & Construction Corp. (A)...........     1,512
      13    Hyundai Motor Co., Ltd. (A).......................     1,083
                                                                --------
                                                                   2,595
                                                                --------
            SPAIN -- 1.3%
     390    Iberia Lineas Aer De Espana (A)(G)................       947
      55    Prosegur Compania de Seguridad S.A. (A)...........     1,372
                                                                --------
                                                                   2,319
                                                                --------
            SWEDEN -- 4.4%
      44    Alfa Laval AB (A)(G)..............................     1,443
      43    D. Carnegie & Co. AB (A)(G).......................       805

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SWEDEN -- (CONTINUED)
      62    Munters AB (A)(G).................................  $  2,138
     138    Swedish Match AB (A)(G)...........................     2,273
      45    Trelleborg AB (A)(G)..............................       820
                                                                --------
                                                                   7,479
                                                                --------
            SWITZERLAND -- 7.2%
      15    Bachem Holding AG Class B.........................       893
      14    Charles Voegele Holding AG (A)....................       951
      22    Dufry Group (D)...................................     1,817
      51    EFG International (D).............................     1,442
      13    Ems-Chemie Holding AG (A).........................     1,513
       1    Geberit AG (A)....................................     1,155
      66    Logitech International -- Reg. (A)(D).............     1,345
       3    Sulzer AG (A).....................................     2,082
      10    Ypsomed Holding AG (A)(G).........................     1,133
                                                                --------
                                                                  12,331
                                                                --------
            THAILAND -- 0.4%
   2,375    Krung Thai Bank plc...............................       684
                                                                --------
            UNITED KINGDOM -- 15.2%
      76    Antofagasta (A)...................................       592
     262    Benfield Group plc (A)............................     1,770
     263    Cattles plc (A)...................................     1,641
      83    Close Brothers Group plc (A)......................     1,349
     221    EMI Group plc (A).................................     1,057
     274    FirstGroup plc (A)................................     2,301
     778    FKI plc (A).......................................     1,432
     462    GCAP Media plc (A)(G).............................     1,629
     183    ICAP plc (A)......................................     1,616
     115    Jardine Lloyd Thompson Group plc (A)..............       793
     138    Lancashire Holdings Ltd. (D)(G)...................       803
      13    Mapeley Ltd. (A)(G)...............................       772
     194    Petrofac Ltd. (A).................................       958
      89    Speedy Hire plc (A)...............................     1,496
     154    SSL International plc (A).........................       862
     160    Star Energy Group plc (D).........................       950
      44    Travis Perkins plc (A)............................     1,255
      65    Ultra Electronics Holdings plc (A)................     1,236
      50    Vedanta Resources plc (A).........................     1,225
     162    Wolfson Microelectronics plc (A)(D)...............     1,372
     270    Yule Catto & Co. plc (A)..........................     1,092
                                                                --------
                                                                  26,201
                                                                --------
            Total common stock
              (cost $160,149).................................  $167,308
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 26.6%
            REPURCHASE AGREEMENTS @ -- 3.1%
 $ 1,884    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  1,884
     406    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       406
     783    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       783
   1,116    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................     1,116
      40    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 8-1-2006.................................        40
   1,087    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,087
                                                                --------
                                                                   5,316
                                                                --------


 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 23.5%
  40,335    Navigator Prime Portfolio.........................  $ 40,335
                                                                --------
            Total short-term investments (cost $45,651).......  $ 45,651
                                                                --------
            Total investments in securities (cost
              $205,800) (C)...................................  $212,959
            Other assets & liabilities........................   (41,161)
                                                                --------
            Total net assets..................................  $171,798
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.39% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $150,167, which represents 87.41% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $205,955 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $14,603
      Unrealized depreciation.........................   (7,599)
                                                        -------
      Net unrealized appreciation.....................  $ 7,004
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED    SHARES/PAR          SECURITY          COST BASIS
      ---------------    ----------          --------          ----------
      03/2004 - 05/2004    2,016      Far East Pharmaceutical     $293
                                      Technology Co., Ltd.

     The aggregate value of this security at July 31, 2006 rounds to zero.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $1,632, which represents 0.95% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas Triparty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Australian Dollar                              Sell             $  26           $   26          08/01/2006             $  --
Australian Dollar                              Sell                94               93          08/02/2006                (1)
British Pound                                   Buy               338              337          08/02/2006                 1
Euro                                            Buy               204              203          08/01/2006                 1
Euro                                            Buy               162              162          08/02/2006                --
Euro                                            Buy               977              977          08/03/2006                --
New Zealand Dollar                              Buy             3,692            3,969          10/31/2006              (277)
New Zealand Dollar                             Sell             3,692            4,146          10/31/2006               454
Swiss Francs                                   Sell                81               81          08/02/2006                --
Swiss Francs                                   Sell               112              111          08/03/2006                (1)
                                                                                                                       -----
                                                                                                                       $ 177
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 93.5%
            BASIC MATERIALS -- 6.0%
   1,084    Cameco Corp. .....................................  $   43,232
     101    Martin Marietta Materials, Inc. ..................       8,092
     703    Peabody Energy Corp. .............................      35,060
     364    Phelps Dodge Corp. ...............................      31,783
     928    Rinker Group Ltd. (A).............................       9,296
     270    Rohm & Haas Co. ..................................      12,473
     476    Teck Cominco Ltd. -- Class B......................      31,486
                                                                ----------
                                                                   171,422
                                                                ----------
            CAPITAL GOODS -- 3.1%
     457    Alliant Techsystems, Inc. (D)(G)..................      36,584
   1,035    American Standard Cos., Inc. .....................      39,998
     272    Lam Research Corp. (D)............................      11,312
                                                                ----------
                                                                    87,894
                                                                ----------
            CONSUMER CYCLICAL -- 13.9%
     245    Abercrombie & Fitch Co. Class A...................      12,986
     645    American Eagle Outfitters, Inc. ..................      21,188
     475    BorgWarner, Inc. .................................      28,476
     367    CarMax, Inc. (D)..................................      12,754
     604    D.R. Horton, Inc. ................................      12,938
     245    Fastenal Co. .....................................       8,725
     696    Foster Wheeler Ltd. (D)...........................      26,553
     483    Gildan Activewear, Inc. (D)(G)....................      20,593
     540    Michaels Stores, Inc. ............................      22,924
     201    Mohawk Industries, Inc. (D)(G)....................      13,866
   1,259    Newell Rubbermaid, Inc. ..........................      33,193
     329    Oshkosh Truck Corp. ..............................      14,086
     424    PACCAR, Inc. .....................................      34,246
   1,374    PetsMart, Inc. ...................................      32,379
     963    Saks, Inc. .......................................      15,546
   1,381    Supervalu, Inc. ..................................      37,436
     942    Tiffany & Co. ....................................      29,751
     662    Williams-Sonoma, Inc. (G).........................      21,055
                                                                ----------
                                                                   398,695
                                                                ----------
            CONSUMER STAPLES -- 0.1%
      32    Alberto-Culver Co. ...............................       1,574
                                                                ----------
            ENERGY -- 7.7%
   1,142    Chesapeake Energy Corp. ..........................      37,572
      63    CNX Gas Corp. (D).................................       1,691
     407    EOG Resources, Inc. ..............................      30,155
     865    GlobalSantaFe Corp. ..............................      47,514
     540    Noble Corp. ......................................      38,759
     463    Noble Energy, Inc. ...............................      23,453
     539    Southwestern Energy Co. (D)(G)....................      18,538
   1,049    Western Oil Sands, Inc. Class A (D)...............      24,054
                                                                ----------
                                                                   221,736
                                                                ----------
            FINANCE -- 14.0%
     433    AMBAC Financial Group, Inc. ......................      35,945
   1,345    AmeriCredit Corp. (D)(G)..........................      33,071
     783    Assurant, Inc. ...................................      37,732
     148    Blackrock, Inc. Class A...........................      19,077
     988    Conseco, Inc. (D).................................      22,515

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
   1,260    E*Trade Financial Corp. (D).......................  $   29,375
     206    Everest Re Group Ltd. ............................      19,490
     205    Golden West Financial Corp. ......................      15,130
       8    Hong Kong Exchanges & Clearing Ltd. (A)(G)........          52
   1,517    Host Hotels & Resorts, Inc. ......................      32,194
     489    State Street Corp. ...............................      29,351
   1,005    T. Rowe Price Group, Inc. ........................      41,500
   1,058    UCBH Holdings, Inc. ..............................      17,646
   1,137    UnumProvident Corp. ..............................      18,450
     764    Ventas, Inc. .....................................      27,301
     488    Webster Financial Corp. ..........................      23,009
                                                                ----------
                                                                   401,838
                                                                ----------
            HEALTH CARE -- 11.0%
     351    Amylin Pharmaceuticals, Inc. (D)(G)...............      17,143
     570    Barr Pharmaceuticals, Inc. (D)....................      28,348
     395    Cephalon, Inc. (D)(G).............................      25,949
     552    Coventry Health Care, Inc. (D)....................      29,080
     341    Edwards Lifesciences Corp. (D)(G).................      15,073
     472    Eisai Co., Ltd. (A)...............................      21,816
     389    ICOS Corp. (D)(G).................................       8,892
     266    Lincare Holdings, Inc. (D)........................       9,259
   1,138    Manor Care, Inc. .................................      56,952
   2,168    Millennium Pharmaceuticals, Inc. (D)(G)...........      21,294
     941    Mylan Laboratories, Inc. .........................      20,662
   1,606    Shionogi & Co., Ltd. (A)(G).......................      30,436
     187    Universal Health Services, Inc. Class B...........      10,466
     598    Vertex Pharmaceuticals, Inc. (D)(G)...............      20,058
                                                                ----------
                                                                   315,428
                                                                ----------
            SERVICES -- 18.7%
     439    Alliance Data Systems Corp. (D)(G)................      22,524
     925    Autodesk, Inc. (D)................................      31,559
   1,575    BISYS Group, Inc. (D).............................      19,343
     371    C.H. Robinson Worldwide, Inc. ....................      16,980
     840    Cablevision Systems Corp. ........................      18,697
   2,461    Cadence Design Systems, Inc. (D)..................      39,839
     572    Cognizant Technology Solutions Corp. (D)..........      37,480
     174    Corporate Executive Board Co. ....................      16,356
     975    EchoStar Communications Corp. Class A (D).........      34,156
   1,347    Equifax, Inc. ....................................      43,481
     450    Fluor Corp. ......................................      39,541
     144    Focus Media Holding Ltd. ADR (D)..................       9,016
     265    Harrah's Entertainment, Inc. .....................      15,929
     690    Manpower, Inc. ...................................      41,035
     378    Monster Worldwide, Inc. (D).......................      15,124
     890    Republic Services, Inc. ..........................      35,738
     644    Robert Half International, Inc. ..................      20,850
   7,702    Sirius Satellite Radio, Inc. (D)(G)...............      32,347
     432    Starwood Hotels & Resorts.........................      22,688
     794    Univision Communications, Inc. Class A (D)(G).....      26,530
                                                                ----------
                                                                   539,213
                                                                ----------
            TECHNOLOGY -- 15.4%
   1,183    Activision, Inc. (D)..............................      14,138
   1,276    ADTRAN, Inc. .....................................      27,910
   2,060    Altera Corp. (D)..................................      35,655

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     209    American Reprographics Co. (D)....................  $    6,697
   1,541    American Tower Corp. Class A (D)..................      52,073
     477    Cognos, Inc. (D)..................................      14,894
     509    DaVita, Inc. (D)..................................      25,435
   1,633    Fairchild Semiconductor International, Inc. (D)...      26,714
   1,087    Jabil Circuit, Inc. ..............................      25,098
   1,277    Linear Technology Corp. ..........................      41,311
     544    Mercury Interactive Corp. (D).....................      27,294
   1,518    Network Appliance, Inc. (D).......................      45,072
   1,348    Red Hat, Inc. (D)(G)..............................      31,914
     831    Rockwell Collins, Inc. ...........................      44,345
     619    Roper Industries, Inc. ...........................      27,983
                                                                ----------
                                                                   446,533
                                                                ----------
            TRANSPORTATION -- 1.2%
     420    AMR Corp. (D).....................................       9,240
     279    Expeditors International of Washington, Inc. .....      12,695
     524    UTI Worldwide, Inc. ..............................      12,202
                                                                ----------
                                                                    34,137
                                                                ----------
            UTILITIES -- 2.4%
   1,543    Northeast Utilities...............................      34,559
     678    NRG Energy, Inc. (D)(G)...........................      33,367
                                                                ----------
                                                                    67,926
                                                                ----------
            Total common stock
              (cost $2,437,811)...............................  $2,686,396
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.3%
            REPURCHASE AGREEMENTS @ -- 5.7%
$ 58,347    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $   58,347
  12,567    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................      12,567
  24,237    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................      24,237
  34,560    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................      34,560

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
$  1,258    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................  $    1,258
  33,662    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................      33,662
                                                                ----------
                                                                   164,631
                                                                ----------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.6%
 189,653    Navigator Prime Portfolio.........................     189,653
                                                                ----------
            Total short-term investments
              (cost $354,284).................................  $  354,284
                                                                ----------
            Total investments in securities
              (cost $2,792,095) (C)...........................  $3,040,680
            Other assets & liabilities........................    (166,576)
                                                                ----------
            Total net assets..................................  $2,874,104
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.48% of total net assets at July 31, 2006.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $61,600, which represents 2.14% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $2,794,886 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 371,940
      Unrealized depreciation.......................   (126,146)
                                                      ---------
      Net unrealized appreciation...................  $ 245,794
                                                      =========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas Triparty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC Tri Party Joint Repurchase Agreement.....  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 10.2%
     84     Albemarle Corp. ..................................  $  4,230
     82     Arch Coal, Inc. ..................................     3,103
     37     Ashland, Inc. ....................................     2,454
     51     Carlisle Cos., Inc. ..............................     4,074
     38     Century Aluminum Co. (D)..........................     1,158
    471     Chemtura Corp. ...................................     4,059
    145     Cytec Industries, Inc. ...........................     7,744
     84     Huntsman Corp. (D)................................     1,340
     44     Michelin (C.G.D.E.) Class B (A)...................     2,660
    350     Pactiv Corp. (D)..................................     8,583
    126     Temple-Inland, Inc. ..............................     5,347
     22     UAP Holding Corp. ................................       431
                                                                --------
                                                                  45,183
                                                                --------
            CAPITAL GOODS -- 11.6%
     78     Alliant Techsystems, Inc. (D).....................     6,251
    113     American Standard Cos., Inc. .....................     4,381
     56     Black & Decker Corp. .............................     3,956
    257     Goodrich Corp. ...................................    10,367
    108     Kennametal, Inc. .................................     5,756
     37     Lam Research Corp. (D)............................     1,539
     93     Parker-Hannifin Corp. ............................     6,704
     84     Terex Corp. (D)...................................     3,749
     40     Toro Co. .........................................     1,665
    210     Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     6,659
                                                                --------
                                                                  51,027
                                                                --------
            CONSUMER CYCLICAL -- 10.3%
    208     American Axle & Manufacturing Holdings, Inc. .....     3,410
    221     Arris Group, Inc. (D).............................     2,357
     78     BorgWarner, Inc. .................................     4,680
    380     Foot Locker, Inc. ................................    10,330
    134     Newell Rubbermaid, Inc. ..........................     3,527
     55     Office Depot, Inc. (D)............................     1,979
    183     Ruby Tuesday, Inc. ...............................     4,010
     79     TRW Automotive Holdings Corp. (D).................     2,038
    119     United Stationers, Inc. (D).......................     5,846
     38     V.F. Corp. .......................................     2,564
    103     Walter Industries (G).............................     4,619
                                                                --------
                                                                  45,360
                                                                --------
            CONSUMER STAPLES -- 4.0%
    126     Bunge Ltd. .......................................     6,883
     59     Ralcorp Holdings, Inc. (D)........................     2,451
    191     Smithfield Foods, Inc. (D)........................     5,420
    195     Tyson Foods, Inc. Class A.........................     2,759
                                                                --------
                                                                  17,513
                                                                --------
            ENERGY -- 4.2%
    140     Newfield Exploration Co. (D)......................     6,512
    140     Noble Energy, Inc. ...............................     7,080
    192     UGI Corp. ........................................     4,779
                                                                --------
                                                                  18,371
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 17.5%
     55     Affiliated Managers Group, Inc. (D)(G)............  $  5,072
    144     AMBAC Financial Group, Inc. ......................    11,993
    413     Apollo Investment Corp. ..........................     7,970
    165     CIT Group, Inc. ..................................     7,584
     28     City National Corp. ..............................     1,861
     64     Everest Re Group Ltd. ............................     6,046
    344     Grupo Imsa S.A. de C.V. ..........................     1,282
    228     Huntington Bancshares, Inc. ......................     5,562
    249     KKR Financial Corp. ..............................     5,758
    150     Platinum Underwriters Holdings Ltd. ..............     4,246
     35     Radian Group, Inc. ...............................     2,129
    129     Reinsurance Group of America, Inc. ...............     6,418
     38     UnionBanCal Corp. ................................     2,342
    163     UnumProvident Corp. ..............................     2,637
    344     Verzatec S.A. de CV (D)...........................       128
    124     Webster Financial Corp. ..........................     5,834
                                                                --------
                                                                  76,862
                                                                --------
            HEALTH CARE -- 7.2%
    141     Barr Pharmaceuticals, Inc. (D)....................     7,001
    122     Cooper Companies, Inc. ...........................     5,392
    368     Endo Pharmaceuticals Holdings, Inc. (D)...........    11,440
    462     Impax Laboratories, Inc. (D)......................     2,239
    234     Theravance, Inc. (D)..............................     5,536
                                                                --------
                                                                  31,608
                                                                --------
            SERVICES -- 9.2%
     76     Avid Technology, Inc. (D)(G)......................     2,675
    397     BearingPoint, Inc. (D)............................     3,174
    188     Donnelley (R.R.) & Sons Co. ......................     5,482
    196     Entercom Communications Corp. ....................     4,976
    227     IMS Health, Inc. .................................     6,232
    206     R.H. Donnelley Corp. (G) .........................    10,744
    532     Unisys Corp. (D)..................................     2,725
    115     URS Corp. (D).....................................     4,534
                                                                --------
                                                                  40,542
                                                                --------
            TECHNOLOGY -- 16.6%
    133     Acuity Brands, Inc. ..............................     5,825
    312     Arrow Electronics, Inc. (D).......................     8,820
    509     Cinram International Income Fund..................    11,579
    104     Citizens Communications Co. ......................     1,334
     85     Embarq Corp. .....................................     3,828
    359     Fairchild Semiconductor International, Inc. (D)...     5,873
    473     Flextronics International Ltd. (D)................     5,358
    407     GrafTech International Ltd. (D)...................     2,183
     15     MEMC Electronic Materials, Inc. (D)...............       456
    140     NCR Corp. (D).....................................     4,493
    346     Powerwave Technologies, Inc. (D)..................     2,751
    188     QLogic Corp. (D)..................................     3,288
    218     Reynolds & Reynolds Co. Class A...................     7,729
     86     Syniverse Holdings, Inc. (D)......................     1,207
    194     Tektronix, Inc. ..................................     5,291
    197     Vishay Intertechnology, Inc. (D)..................     2,768
                                                                --------
                                                                  72,783
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.6%
    116     Trinity Industries, Inc. .........................  $  3,875
    159     UAL Corp. (D)(G)..................................     4,161
     85     Yellow Roadway Corp. (D)..........................     3,365
                                                                --------
                                                                  11,401
                                                                --------
            UTILITIES -- 5.4%
    208     Northeast Utilities...............................     4,668
    338     PPL Corp. ........................................    11,489
     54     SBM Offshore N.V. (A).............................     1,493
    140     Wisconsin Energy Corp. ...........................     5,887
                                                                --------
                                                                  23,537
                                                                --------
            Total common stock
              (cost $389,738).................................  $434,187
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.9%
            REPURCHASE AGREEMENTS @ -- 1.4%
 $2,180     Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  2,180
    469     BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       469
    905     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       905
  1,291     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................     1,291
     47     UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        47
  1,258     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,258
                                                                --------
                                                                   6,150
                                                                --------
                                                                MARKET
SHARES                                                          VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.5%
 24,317     BNY Institutional Cash Reserve Fund...............  $ 24,317
                                                                --------
            Total short-term investments
              (cost $30,467)..................................  $ 30,467
                                                                --------
            Total investments in securities
              (cost $420,205) (C).............................  $464,654
            Other assets & liabilities........................   (25,306)
                                                                --------
            Total net assets..................................  $439,348
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.90% of total net assets at July 31, 2006.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $4,153, which represents 0.95% of total net assets.

(C) At July 31, 2006, the cost of securities for federal income tax purposes was $420,517 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 68,323
      Unrealized depreciation........................   (24,186)
                                                       --------
      Net unrealized appreciation....................  $ 44,137
                                                       ========

(D)  Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ---------
            CONSUMER STAPLES -- 3.0%
 $4,700     Alcoa, Inc. ......................................  5.27%   09/06/2006   $  4,675
  3,353     KFW International Holdings........................  5.30%   08/01/2006      3,353
                                                                                     --------
            Total consumer staples............................                       $  8,028
                                                                                     --------
            FINANCE -- 97.1%
  3,500     Ab Spin Tab Swedmortgage..........................  4.74%   08/18/2006      3,492
  3,217     Alliance & Leicester..............................  4.83%   08/18/2006      3,209
  3,500     American Express Credit Corp. (L).................  5.46%   12/15/2006      3,502
  3,500     American General Finance..........................  3.49%   08/03/2006      3,499
  3,500     American General Finance..........................  4.75%   08/10/2006      3,495
  7,000     American Honda Finance Corp. (I)(L)...............  5.34%   08/15/2006      7,001
  3,500     Amsterdam Funding Corp. ..........................  2.56%   08/02/2006      3,500
  3,500     Amsterdam Funding Corp. ..........................  4.97%   08/15/2006      3,493
  3,500     Amsterdam Funding Corp. ..........................  5.01%   08/17/2006      3,492
  3,500     Bank of America Corp. (L).........................  5.76%   08/22/2006      3,501
  3,300     Bank of America NA (L)............................  5.07%   05/15/2007      3,335
  3,500     Bank One Corp. (L)................................  5.28%   08/11/2006      3,500
  6,681     Barton Capital Corp. .............................  4.61%   08/08/2006      6,674
  3,300     Bear Stearns & Co., Inc. (L)......................  4.78%   10/02/2006      3,314
  3,500     Bear Stearns & Co., Inc. .........................  4.94%   08/14/2006      3,493
  3,500     Britannia Building Society........................  4.77%   08/16/2006      3,493
  3,200     Britannia Building Society........................  4.89%   08/14/2006      3,194
  6,000     Caterpillar Financial Services Corp. (L)..........  5.50%   07/27/2007      6,001
  3,300     Citibank NA.......................................  5.17%   08/22/2006      3,300
  3,000     Countrywide Financial Corp. ......................  4.62%   08/08/2006      2,997
  3,500     Countrywide Financial Corp. ......................  5.33%   08/01/2006      3,500
  3,200     Federal Home Loan Mortgage Corp. .................  5.50%   07/03/2007      3,200
  2,600     General Electric Capital Corp. (L)................  5.36%   08/17/2007      2,600
  7,000     Goldman Sachs Group, Inc. (L).....................  5.39%   08/01/2006      7,000
  3,500     Greenwich Capital Holdings........................  5.30%   09/22/2006      3,473
  3,500     Greenwich Capital Holdings (L)....................  5.36%   10/27/2006      3,501
  3,500     HBOS Treasury Services plc........................  5.23%   09/19/2006      3,475
  3,560     HBOS Treasury Services plc (I)(L).................  5.32%   08/09/2007      3,559
  3,500     HSBC Finance Corp. (L)............................  5.32%   08/06/2007      3,500
  3,800     JP Morgan Chase & Co. (L).........................  5.32%   08/02/2007      3,800
  3,500     Merrill Lynch & Co., Inc. ........................  4.53%   08/07/2006      3,497
  3,000     Merrill Lynch & Co., Inc. (M).....................  5.40%   08/24/2007      3,000
  4,000     Merrill Lynch & Co., Inc. (L).....................  5.55%   10/19/2006      4,001
  3,500     Morgan Stanley Dean Witter........................  3.51%   08/03/2006      3,499

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ---------
            FINANCE -- (CONTINUED)
 $3,500     Morgan Stanley Dean Witter (L)....................  5.30%   11/28/2006   $  3,502
  3,500     Morgan Stanley Dean Witter (L)....................  5.48%   01/19/2007      3,502
  3,500     Nationwide Building Society (I)...................  3.79%   08/04/2006      3,498
  3,500     Nationwide Building Society.......................  5.35%   09/27/2006      3,470
  3,300     Nordea Bank Ab (I)(L).............................  5.33%   08/09/2007      3,300
  3,500     Nordea North America..............................  4.59%   08/11/2006      3,495
  3,500     Northern Rock plc.................................  4.66%   08/11/2006      3,495
  3,500     Northern Rock plc.................................  5.18%   08/29/2006      3,485
  3,500     Old Line Funding LLC..............................  4.96%   08/15/2006      3,493
  3,500     Old Line Funding LLC..............................  5.11%   08/23/2006      3,488
  3,500     Old Line Funding LLC (I)..........................  5.15%   08/01/2006      3,500
  3,500     Preferred Funding (I).............................  4.86%   08/21/2006      3,490
  2,622     Preferred Funding.................................  5.02%   08/17/2006      2,616
  2,820     Preferred Funding.................................  5.11%   08/22/2006      2,811
  3,500     Sheffield Receivables.............................  4.52%   08/09/2006      3,496
  3,500     Sheffield Receivables.............................  5.01%   08/17/2006      3,492
  3,500     Skandinav Enskilda Bank...........................  3.51%   08/03/2006      3,499
  2,970     Skandinav Enskilda Bank (L).......................  5.33%   07/19/2007      2,970
  3,400     Skandinaviska Enskilda Bank NY (I)(L).............  5.33%   06/08/2007      3,400
  3,300     SLM Corp. (I)(L)..................................  5.36%   08/10/2007      3,309
  2,760     SLM Corp. (L).....................................  5.61%   01/25/2007      2,762
  3,500     Svenska Handelsbanken Ab..........................  4.40%   08/07/2006      3,497
  3,500     Svenska Handelsbanken Ab..........................  4.42%   08/07/2006      3,497
  6,600     Toyota Motor Credit Corp. (L).....................  5.56%   10/16/2006      6,603
  3,500     Triple A-1 Funding................................  3.51%   08/03/2006      3,499
  1,829     Triple A-1 Funding................................  4.96%   08/14/2006      1,825
  5,000     Triple A-1 Funding................................  5.05%   08/21/2006      4,985
  3,500     UBS Finance LLC...................................  4.75%   08/10/2006      3,495
  3,215     Washington Mutual Bank FA (L).....................  5.26%   02/28/2007      3,216
  3,320     Washington Mutual Bank FA (L).....................  5.46%   08/27/2007      3,320
  6,600     Wells Fargo.......................................  4.68%   08/09/2006      6,592
  3,500     Wells Fargo (L)...................................  5.28%   08/04/2006      3,500
  3,500     Westpac Banking Corp. (I).........................  4.97%   08/18/2006      3,491
  3,400     Westpac Banking Corp. (I)(L)......................  5.34%   07/16/2007      3,400
  3,500     Yorktown Capital..................................  4.53%   08/07/2006      3,497
  3,500     Yorktown Capital..................................  5.11%   08/21/2006      3,490
                                                                                     --------
            Total finance.....................................                       $257,070
                                                                                     --------
            Total investments in securities
              (cost $265,098) (C).............................                       $265,098
            Other assets & liabilities........................                           (416)
                                                                                     --------
            Total net assets..................................                       $264,682
                                                                                     ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.28% of total net assets at July 31, 2006.

  (C)Also represents cost for federal tax purposes.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $37,948, which represents 14.34% of total net assets.

  (L)Variable rate securities; the yield reported is the rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD RETIREMENT INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
   AFFILIATED INVESTMENT COMPANIES -- 91.2%
EQUITY FUNDS -- 27.2%
     2      Hartford Capital Appreciation Fund, Class Y.......     $ 59
     4      Hartford Disciplined Equity Fund, Class Y.........       57
     1      Hartford Global Leaders Fund, Class Y.............       17
     1      Hartford Growth Fund, Class (D)...................       11
    --      Hartford International Capital Appreciation Fund,
              Class Y.........................................        4
     2      Hartford International Opportunities Fund, Class
              Y...............................................       26
     1      Hartford MidCap Value Fund, Class Y...............       11
    --      Hartford Select MidCap Growth Fund, Class Y.......        3
     2      Hartford Select MidCap Value, Class Y.............       22
     1      Hartford Value Opportunities Fund, Class Y........       12
                                                                   ----
            Total equity funds
              (cost $226).....................................     $222
                                                                   ----
FIXED INCOME FUNDS -- 62.5%
     5      Hartford Floating Rate Fund, Class Y..............     $ 54
     4      Hartford High Yield Fund, Class Y.................       34
    11      Hartford Inflation Plus Fund, Class Y.............      118
    14      Hartford Short Duration Fund, Class Y.............      141
    15      Hartford Total Return Bond Fund, Class Y..........      162
                                                                   ----
            Total fixed income funds
              (cost $512).....................................     $509
                                                                   ----
MONEY MARKET FUND -- 1.5%
    12      Hartford Money Market Fund, Class Y...............       12
                                                                   ----
            Total money market fund
              (cost $12)......................................     $ 12
                                                                   ----
            Total investments in affiliated
              investment companies
              (cost $750) (C).................................     $743
            Other assets and liabilities......................       72
                                                                   ----
            Total net assets..................................     $815
                                                                   ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(C) At July 31, 2006, the cost of securities for federal income tax purposes was $750 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $ 1
      Unrealized depreciation.............................   (8)
                                                            ---
      Net unrealized depreciation.........................  $(7)
                                                            ===

  (D)Currently non-income producing.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.6%
            BASIC MATERIALS -- 4.8%
      8     Airgas, Inc. .....................................   $   287
      6     Cameco Corp. .....................................       244
      8     Church & Dwight Co., Inc. ........................       277
      5     Florida Rock Industries...........................       192
     14     Fortune Brands, Inc. .............................     1,036
     11     Precision Castparts Corp. ........................       642
                                                                 -------
                                                                   2,678
                                                                 -------
            CAPITAL GOODS -- 6.9%
      5     Alliant Techsystems, Inc. (D).....................       365
      8     American Standard Cos., Inc. .....................       311
      8     Cameron International Corp. (D)...................       419
     10     Dresser-Rand Group, Inc. (D)......................       219
     12     Grant Prideco, Inc. (D)...........................       550
      1     ITT Corp. ........................................        63
      4     Lam Research Corp. (D)............................       168
      2     National Oilwell Varco, Inc. (D)..................       140
      7     Rockwell Automation, Inc. ........................       420
      5     Scientific Games Corp. Class A (D)................       178
      9     Smith International, Inc. ........................       416
     10     Tessera Technologies, Inc. (D)....................       320
      9     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................       278
                                                                 -------
                                                                   3,847
                                                                 -------
            CONSUMER CYCLICAL -- 9.9%
      7     Abercrombie & Fitch Co. Class A...................       356
      7     Advance Auto Parts, Inc. .........................       223
     16     Avnet, Inc. (D)...................................       289
      7     Bed Bath & Beyond, Inc. (D).......................       234
     11     Burger King Holdings, Inc. (D)....................       167
     13     Carter's, Inc. (D)................................       277
      5     Cheesecake Factory, Inc. (D)......................       107
     15     Chico's FAS, Inc. (D).............................       342
      9     Coach, Inc. (D)...................................       258
      3     Coldwater Creek, Inc. (D).........................        63
      5     Fastenal Co. .....................................       194
      7     Grainger (W.W.), Inc. ............................       412
      5     MSC Industrial Direct Co., Inc. ..................       197
      5     Oshkosh Truck Corp. ..............................       204
      5     P. F. Chang's China Bistro, Inc. (D)..............       156
      9     PetsMart, Inc. ...................................       202
      6     Polo Ralph Lauren Corp. ..........................       333
      6     Tiffany & Co. ....................................       174
     16     TJX Cos., Inc. ...................................       400
      5     Tractor Supply (D)................................       244
     20     Urban Outfitters, Inc. (D)........................       297
     12     Williams-Sonoma, Inc. ............................       378
                                                                 -------
                                                                   5,507
                                                                 -------
            CONSUMER STAPLES -- 1.4%
      8     Avon Products, Inc. ..............................       236
     10     Hershey Co. ......................................       524
                                                                 -------
                                                                     760
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- 6.4%
      6     BJ Services Co. ..................................   $   227
     11     Complete Production Services, Inc. (D)............       227
      5     ENSCO International, Inc. ........................       211
      7     Forest Oil Corp. (D)..............................       236
     --     Hugoton Royalty Trust.............................        14
     12     Newfield Exploration Co. (D)......................       538
     12     Patterson-UTI Energy, Inc. .......................       333
      4     Quicksilver Resources, Inc. (D)...................       153
     21     Range Resources Corp. ............................       586
     11     Superior Energy Services, Inc. (D)................       377
      8     Weatherford International Ltd. (D)................       377
      6     XTO Energy, Inc. .................................       276
                                                                 -------
                                                                   3,555
                                                                 -------
            FINANCE -- 9.6%
      8     Affiliated Managers Group, Inc. (D)...............       755
     14     Apsen Insurance Holdings Ltd. ....................       327
      5     Arch Capital Group Ltd. (D).......................       307
     11     CB Richard Ellis Group, Inc. Class A (D)..........       262
      8     Commerce Bancorp, Inc. ...........................       288
      9     Comverse Technology, Inc. (D).....................       169
     19     E*Trade Financial Corp. (D).......................       440
     20     Global Cash Access, Inc. (D)......................       294
     17     Host Hotels & Resorts, Inc. ......................       352
     27     Hudson City Bancorp, Inc. ........................       347
      2     Legg Mason, Inc. .................................       205
      4     Mastercard, Inc. .................................       192
      7     Nasdaq Stock Market, Inc. (D).....................       190
      5     Northern Trust Corp. .............................       303
      5     T. Rowe Price Group, Inc. ........................       215
      5     TCF Financial Corp. ..............................       142
     17     Willis Group Holdings Ltd. .......................       568
                                                                 -------
                                                                   5,356
                                                                 -------
            HEALTH CARE -- 14.1%
      5     Allergan, Inc. ...................................       553
      5     Bard (C.R.), Inc. ................................       327
      6     Barr Pharmaceuticals, Inc. (D)....................       277
     10     Biomet, Inc. .....................................       314
      4     Brookdale Senior Living, Inc. ....................       196
      4     Celgene Corp. (D).................................       204
      6     Cephalon, Inc. (D)................................       373
      9     Charles River Laboratories International, Inc.
              (D).............................................       326
      4     Cooper Companies, Inc. ...........................       186
      9     Covance, Inc. (D).................................       566
     10     Endo Pharmaceuticals Holdings, Inc. (D)...........       306
      6     Gen-Probe, Inc. (D)...............................       308
     10     Henry Schein, Inc. (D)............................       476
      4     Invitrogen Corp. (D)..............................       239
      9     Kinetic Concepts, Inc. (D)........................       383
      5     Laboratory Corp. of America Holdings (D)..........       306
     26     MedImmune, Inc. (D)...............................       667
      4     Omnicare, Inc. ...................................       190
      8     OSI Pharmaceuticals, Inc. (D).....................       271
      9     Respironics, Inc. (D).............................       319
     16     St. Jude Medical, Inc. (D)........................       584

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     12     Valeant Pharmaceuticals International.............   $   206
      4     Varian Medical Systems, Inc. (D)..................       178
      1     Zimmer Holdings, Inc. (D).........................        91
                                                                 -------
                                                                   7,846
                                                                 -------
            SERVICES -- 15.6%
     14     Alliance Data Systems Corp. (D)...................       714
     20     Allied Waste Industries, Inc. (D).................       200
     15     Autodesk, Inc. (D)................................       498
      1     Bankrate, Inc. (D)................................        36
      7     C.H. Robinson Worldwide, Inc. ....................       335
      7     Cablevision Systems Corp. ........................       152
      5     Cerner Corp. (D)..................................       206
     13     CheckFree Corp. (D)...............................       557
      8     Cintas Corp. .....................................       266
     11     Cogent, Inc. (D)..................................       161
     10     Cognizant Technology Solutions Corp. (D)..........       637
      3     Corporate Executive Board Co. ....................       291
     31     Entravision Communications Corp. Class A (D)......       241
      8     Factset Research Systems, Inc. ...................       342
      8     Gaylord Entertainment Co. (D).....................       316
      4     Harrah's Entertainment, Inc. .....................       260
      4     Harsco Corp. .....................................       316
     16     Hilton Hotels Corp. ..............................       376
     10     IMS Health, Inc. .................................       283
      5     Iron Mountain, Inc. (D)...........................       222
     11     Lamar Advertising Co. (D).........................       549
     11     Liberty Global, Inc. (D)..........................       246
      8     MoneyGram International, Inc. ....................       234
      9     Paychex, Inc. ....................................       320
      3     Penn National Gaming, Inc. (D)....................       113
      4     Robert Half International, Inc. ..................       136
      5     VCA Antech, Inc. (D)..............................       188
      7     Weight Watchers International, Inc. ..............       274
     17     XM Satellite Radio Holdings, Inc. Class A (D).....       198
                                                                 -------
                                                                   8,667
                                                                 -------
            TECHNOLOGY -- 24.7%
     29     Activision, Inc. (D)..............................       346
      4     Advanced Micro Devices, Inc. (D)..................        71
     16     Akamai Technologies, Inc. (D).....................       615
     16     American Tower Corp. Class A (D)..................       551
      5     AMETEK, Inc. .....................................       232
     10     Amphenol Corp. Class A............................       585
     17     Analog Devices, Inc. .............................       560
      9     Broadcom Corp. Class A (D)........................       219
     15     Ceridian Corp. (D)................................       350
      6     ChoicePoint, Inc. (D).............................       220
      7     Citrix Systems, Inc. (D)..........................       221

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     27     CNET Networks, Inc. (D)...........................   $   231
      9     Cognos, Inc. (D)..................................       269
     11     Crown Castle International Corp. (D)..............       370
      6     DaVita, Inc. (D)..................................       298
      4     Dolby Laboratories, Inc. Class A (D)..............        76
      3     Dun & Bradstreet Corp. (D)........................       229
      1     Electronic Arts, Inc. (D).........................        67
      8     Fidelity National Information.....................       286
      9     Fiserv, Inc. (D)..................................       371
      3     Fisher Scientific International, Inc. (D).........       189
      7     FLIR Systems, Inc. (D)............................       159
     13     FormFactor, Inc. (D)..............................       562
      8     Freescale Semiconductor, Inc. Class A (D).........       235
     10     Harman International Industries, Inc. ............       779
      7     IAC/Interactive Corp. (D).........................       156
      6     Intersil Corp. ...................................       141
     27     Jabil Circuit, Inc. ..............................       621
     27     Juniper Networks, Inc. (D)........................       368
      4     L-3 Communications Holdings, Inc. ................       274
     13     Linear Technology Corp. ..........................       428
     10     Marvell Technology Group Ltd. (D).................       183
      4     Maxim Integrated Products, Inc. ..................       124
      5     MEMC Electronic Materials, Inc. (D)...............       144
      6     Microchip Technology, Inc. .......................       178
      8     National Semiconductor Corp. .....................       176
     20     Navteq Corp. (D)..................................       558
      7     Network Appliance, Inc. (D).......................       211
     18     Neustar, Inc. (D).................................       546
      8     NII Holdings, Inc. Class B (D)....................       424
     11     Polycom, Inc. (D).................................       253
     12     Red Hat, Inc. (D).................................       289
      4     Research in Motion Ltd. (D).......................       273
      6     Roper Industries, Inc. ...........................       262
                                                                 -------
                                                                  13,700
                                                                 -------
            TRANSPORTATION -- 3.0%
      6     American Commercial Lines, Inc. (D)...............       310
     19     Gentex Corp. .....................................       257
     11     McDermott International, Inc. (D).................       504
      8     Royal Caribbean Cruises Ltd. .....................       276
     16     Southwest Airlines Co. ...........................       294
                                                                 -------
                                                                   1,641
                                                                 -------
            UTILITIES -- 0.2%
      3     Suntech Power Holdings ADR (D)....................        89
                                                                 -------
            Total common stock
              (cost $56,079)..................................   $53,646
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 3.2%
            FINANCE -- 3.2%
 $1,776     State Street Bank Money Market Variable Rate,
              Current Rate -- 4.77% (L).......................   $ 1,776
                                                                 -------
            Total short-term investments
              (cost $1,776)...................................   $ 1,776
                                                                 -------
            Total investments in securities
              (cost $57,855) (C)..............................   $55,422
            Other assets & liabilities........................       124
                                                                 -------
            Total net assets..................................   $55,546
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.18% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $57,968 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,411
      Unrealized depreciation.........................   (4,957)
                                                        -------
      Net unrealized depreciation.....................  $(2,546)
                                                        =======

  (D)Currently non-income producing.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 95.3%
            BASIC MATERIALS -- 6.5%
      6     Albemarle Corp. ..................................   $   313
     13     Ball Corp. .......................................       494
      6     Carlisle Cos., Inc. ..............................       479
     15     Crane Co. ........................................       572
      5     Fortune Brands, Inc. .............................       334
     13     Lubrizol Corp. ...................................       560
      7     Praxair, Inc. ....................................       356
      9     Precision Castparts Corp. ........................       507
     14     Syngenta AG ADR...................................       394
     19     Valspar Corp. ....................................       475
                                                                 -------
                                                                   4,484
                                                                 -------
            CAPITAL GOODS -- 4.6%
     15     American Standard Cos., Inc. .....................       576
     16     Goodrich Corp. ...................................       646
     19     Hasbro, Inc. .....................................       350
      8     Ingersoll-Rand Co. Class A........................       294
      4     ITT Corp. ........................................       222
     27     Marvel Entertainment, Inc. (D)....................       470
      7     Textron, Inc. ....................................       611
                                                                 -------
                                                                   3,169
                                                                 -------
            CONSUMER CYCLICAL -- 13.3%
      5     AutoZone, Inc. (D)................................       422
     53     Avnet, Inc. (D)...................................       968
     21     Claires Stores, Inc. .............................       521
     19     Dollar Tree Stores, Inc. (D)......................       516
      7     Federated Department Stores, Inc. ................       228
     21     Foot Locker, Inc. ................................       562
     12     Furniture Brands International, Inc. .............       235
     12     Genuine Parts Co. ................................       496
     31     Ingram Micro, Inc. (D)............................       550
     16     Kohl's Corp. (D)..................................       881
     57     Leggett & Platt, Inc. ............................     1,294
     14     Liz Claiborne, Inc. ..............................       488
      6     Mohawk Industries, Inc. (D).......................       435
      6     Sherwin-Williams Co. .............................       304
     11     SYSCO Corp. ......................................       306
      9     Yum! Brands, Inc. ................................       414
     22     Zale Corp. (D)....................................       566
                                                                 -------
                                                                   9,186
                                                                 -------
            CONSUMER STAPLES -- 1.7%
      9     McCormick & Co., Inc. ............................       302
     20     Pilgrim's Pride Corp. ............................       514
     27     Tyson Foods, Inc. Class A.........................       385
                                                                 -------
                                                                   1,201
                                                                 -------
            ENERGY -- 7.2%
      8     AGL Resources, Inc. ..............................       320
      7     Apache Corp. .....................................       486
     10     Cimarex Energy Co. ...............................       408
     21     Forest Oil Corp. (D)..............................       692
      9     Mariner Energy, Inc. (D)..........................       158
     13     Noble Energy, Inc. ...............................       633
     10     ONEOK, Inc. ......................................       376

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- (CONTINUED)
     17     Pioneer Natural Resources Co. ....................   $   748
      8     Pogo Producing Co. ...............................       367
     17     Williams Cos., Inc. ..............................       410
      8     XTO Energy, Inc. .................................       352
                                                                 -------
                                                                   4,950
                                                                 -------
            FINANCE -- 26.5%
      3     Alleghany Corp. (D)...............................       782
      5     Allied World Assurance Holdings Ltd. (D)..........       188
     17     AMVESCAP plc ADR..................................       332
     57     Annaly Capital Management Inc. ...................       726
     29     AON Corp. ........................................       988
      4     Arch Capital Group Ltd. (D).......................       225
      8     Assurant, Inc. ...................................       382
     21     Comverse Technology, Inc. (D).....................       407
     17     E*Trade Financial Corp. (D).......................       399
     20     Endurance Specialty Holdings Ltd. ................       597
     29     Fidelity National Financial, Inc. ................     1,122
     16     Fidelity National Title Group, Inc. ..............       302
     15     Gallagher (Arthur J.) & Co. ......................       405
     10     Genworth Financial, Inc. .........................       340
     11     Hudson City Bancorp, Inc. ........................       142
     13     Keycorp...........................................       489
     20     Leucadia National Corp. ..........................       544
     13     Marshall & Ilsley Corp. ..........................       629
     22     MBIA, Inc. .......................................     1,300
     15     Mercury General Corp. ............................       808
     10     Nuveen Investments, Inc. Class A..................       489
     21     Old Republic International Corp. .................       443
      9     PNC Financial Services Group, Inc. ...............       602
     17     Popular, Inc. ....................................       314
      8     Protective Life Corp. ............................       357
     18     Rent-A-Center, Inc. (D)...........................       485
      4     Ryder System, Inc. ...............................       212
     20     StanCorp Financial Group, Inc. ...................       847
      6     State Street Corp. ...............................       342
      5     The Student Loan Corp. ...........................       904
      5     Torchmark Corp. ..................................       296
     35     Waddell and Reed Financial, Inc. Class A..........       764
     24     Washington Federal, Inc. .........................       527
      1     White Mountains Insurance Group Ltd. .............       544
                                                                 -------
                                                                  18,233
                                                                 -------
            HEALTH CARE -- 5.3%
      8     Bard (C.R.), Inc. ................................       575
     17     Boston Scientific Corp. (D).......................       286
     16     Endo Pharmaceuticals Holdings, Inc. (D)...........       491
     21     King Pharmaceuticals, Inc. (D)....................       361
      1     Omnicare, Inc. ...................................        63
     12     Par Pharmaceutical Cos., Inc. (D).................       181
     38     QLT, Inc. (D).....................................       268
     22     Serono S.A. ADR...................................       372
     14     STERIS Corp. .....................................       321
     12     Watson Pharmaceuticals, Inc. (D)..................       266
      7     Zimmer Holdings, Inc. (D).........................       446
                                                                 -------
                                                                   3,630
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- 12.6%
     30     Avaya, Inc. (D)...................................   $   275
     45     BISYS Group, Inc. (D).............................       548
      9     Brookfield Asset Management, Inc. ................       357
     23     Clear Channel Communications, Inc. ...............       669
     13     Computer Sciences Corp. (D).......................       699
     10     Convergys Corp. (D)...............................       183
     47     Discovery Holding Co. (D).........................       620
     10     Gannett Co., Inc. ................................       503
     15     H & R Block, Inc. ................................       330
      7     Harrah's Entertainment, Inc. .....................       415
     16     Hewitt Associates, Inc. (D).......................       366
     14     Hilton Hotels Corp. ..............................       335
     11     International Speedway Corp. Class A..............       491
     73     Interpublic Group of Cos., Inc. (D)...............       595
     11     Manpower, Inc. ...................................       660
      9     MoneyGram International, Inc. ....................       262
     14     R.H. Donnelley Corp. .............................       713
     23     Synopsys, Inc. (D)................................       418
     37     Unisys Corp. (D)..................................       189
      1     Viad Corp. .......................................        23
                                                                 -------
                                                                   8,651
                                                                 -------
            TECHNOLOGY -- 11.2%
     21     Activision, Inc. (D)..............................       252
      4     Affiliated Computer Services, Inc. Class A (D)....       219
      7     Amphenol Corp. Class A............................       409
     15     BEA Systems, Inc. (D).............................       174
     23     BMC Software, Inc. (D)............................       549
     50     CA, Inc. .........................................     1,050
     11     ChoicePoint, Inc. (D).............................       379
     10     Cognos, Inc. (D)..................................       300
     20     CSG Systems International, Inc. (D)...............       510
      6     Dover Corp. ......................................       264
      6     Dun & Bradstreet Corp. (D)........................       367
     12     Lexmark International, Inc. ADR (D)...............       654
     35     LSI Logic Corp. (D)...............................       286
      9     Millipore Corp. (D)...............................       589
     14     NCR Corp. (D).....................................       437
     23     PerkinElmer, Inc. ................................       416
     18     Polycom, Inc. (D).................................       407
     21     Progress Software Corp. (D).......................       474
                                                                 -------
                                                                   7,736
                                                                 -------
            TRANSPORTATION -- 1.9%
      9     Con-way, Inc. ....................................       435
     11     Teekay Shipping Corp. ............................       473
     10     Yellow Roadway Corp. (D)..........................       382
                                                                 -------
                                                                   1,290
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- 4.5%
     32     CMS Energy Corp. (D)..............................   $   443
      6     FirstEnergy Corp. ................................       342
     18     Northeast Utilities...............................       396
     16     PPL Corp. ........................................       534
      5     Public Service Enterprise Group, Inc. ............       303
     12     Questar Corp. ....................................     1,056
                                                                 -------
                                                                   3,074
                                                                 -------
            Total common stock
              (cost $65,230)..................................   $65,604
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.1%
            FINANCE -- 3.1%
 $2,114     State Street Bank Money Market Variable Rate,
              Current Rate -- 4.77% (L).......................   $ 2,114
                                                                 -------
            Total short-term investments
              (cost $2,114)...................................   $ 2,114
                                                                 -------
            Total investments in securities
              (cost $67,344) (C)..............................   $67,718
            Other assets & liabilities........................     1,142
                                                                 -------
            Total net assets..................................   $68,860
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.38% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $67,370 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,851
      Unrealized depreciation.........................   (2,503)
                                                        -------
      Net unrealized appreciation.....................  $   348
                                                        =======

  (D)Currently non-income producing.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 91.4%
            BASIC MATERIALS -- 5.7%
     1      Airgas, Inc. .....................................    $   25
     2      Alpha Natural Resources, Inc. (D).................        29
     2      Century Aluminum Co. (D)..........................        49
     4      Ceradyne, Inc. (D)................................       171
     7      Coeur d'Alene Mines Corp. (D).....................        33
     1      Kaydon Corp. .....................................        51
     1      Ladish Co., Inc. (D)..............................        44
     2      Meridian Gold, Inc. (D)...........................        51
     1      Mobile Mini, Inc. (D).............................        21
     1      Royal Gold, Inc. .................................        24
     2      Williams Scotsman International, Inc. (D).........        41
                                                                  ------
                                                                     539
                                                                  ------
            CAPITAL GOODS -- 7.6%
     3      Brooks Automation, Inc. (D).......................        30
     1      Bucyrus International, Inc. ......................        41
     1      Charles & Colvard Ltd. ...........................         7
     1      Daktronics, Inc. .................................        34
     1      Dril-Quip, Inc. (D)...............................       101
     1      Goodman Global, Inc. (D)..........................        16
     2      Graco, Inc. ......................................        63
     2      Idex Corp. .......................................        74
     3      Imax Corp. (D)....................................        30
     3      K & F Industries Holdings, Inc. (D)...............        42
     1      Lufkin Industries, Inc. ..........................        56
     1      Moog, Inc. Class A (D)............................        24
    --      Sauer, Inc. ......................................         2
     1      Shuffle Master, Inc. (D)..........................        41
     2      Tessera Technologies, Inc. (D)....................        47
     4      Turbochef Technologies, Inc. (D)..................        36
     1      Universal Compression Holdings, Inc. (D)..........        76
                                                                  ------
                                                                     720
                                                                  ------
            CONSUMER CYCLICAL -- 10.0%
     3      Cental Euro Distribution Corp. (D)................        66
     1      Citi Trends, Inc. (D).............................        39
     1      Crocs, Inc. (D)...................................        19
     1      Desarrolladora Homex (D)..........................        52
     2      Directed Electronics, Inc. (D)....................        17
     2      GMarket, Inc. ADR (D).............................        35
     4      GSI Commerce, Inc. (D)............................        48
     2      Iconix Brand Group, Inc. .........................        29
     5      Insight Enterprises, Inc. (D).....................        80
     2      Interline Brands, Inc. (D)........................        50
     1      Knoll, Inc. ......................................        14
     1      Neoware, Inc. (D).................................        14
     3      Performance Food Group Co. (D)....................        75
     2      Pool Corp. .......................................        65
     3      PSS World Medical, Inc. (D).......................        60
     3      Quicksilver, Inc. (D).............................        34
     2      RARE Hospitality International, Inc. (D)..........        45
     1      School Specialty, Inc. (D)........................        26
     3      Sierra Wireless, Inc. (D).........................        35
     1      Stamps.com, Inc. (D)..............................        29
     1      Steven Madden Ltd. ...............................        32

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
     1      United Natural Foods, Inc. (D)....................    $   33
     2      Volcom, Inc. (D)..................................        32
     1      Zumiez, Inc. (D)..................................        18
                                                                  ------
                                                                     947
                                                                  ------
            CONSUMER STAPLES -- 0.0%
    --      Parlux Fragrances, Inc. (D).......................         1
                                                                  ------
            ENERGY -- 7.7%
     1      AGL Resources, Inc. ..............................        39
     2      ATP Oil & Gas Corp. (D)...........................        66
     3      Bronco Drilling Co., Inc. (D).....................        58
     4      Carrizo Oil & Gas, Inc. (D).......................       113
     3      Denbury Resources, Inc. (D).......................        94
     1      Encore Acquisition Co. (D)........................        30
     1      Frontier Oil Corp. ...............................        35
     2      Hercules Offshore, Inc (D)........................        54
     1      Holly Corp. ......................................        30
     5      Petrohawk Energy Corp. (D)........................        55
     3      Pioneer Drilling Co. (D)..........................        43
     2      Pride International, Inc. (D).....................        54
     1      Superior Well Services, Inc. (D)..................        32
     2      Willbros Group, Inc. (D)..........................        29
                                                                  ------
                                                                     732
                                                                  ------
            FINANCE -- 8.5%
     4      Annaly Capital Management Inc. ...................        54
     2      Apsen Insurance Holdings Ltd. ....................        52
     1      AudioCodes Ltd. (D)...............................         7
     1      Bank of the Ozarks, Inc. .........................        35
     1      Boston Private Financial Holdings, Inc. ..........        25
     5      Centene Corp. (D).................................        81
     5      Eaton Vance Corp. ................................       116
     1      Euronet Worldwide, Inc. (D).......................        30
     1      Gladstone Capital Corp. ..........................        27
     2      Gladstone Commercial Corp. .......................        35
     2      HealthExtras, Inc. (D)............................        55
     3      JER Investors Trust, Inc. ........................        40
    --      Jones Lang Laselle, Inc. .........................        33
     2      Montpelier Re Holdings Ltd. ......................        31
     2      Republic Companies Group, Inc. ...................        35
    --      StanCorp Financial Group, Inc. ...................        17
     2      Sunstone Hotel Investors, Inc. ...................        57
     5      UCBH Holdings, Inc. ..............................        75
                                                                  ------
                                                                     805
                                                                  ------
            HEALTH CARE -- 12.8%
     1      Abaxis, Inc. (D)..................................        32
     2      Adams Respiratory Therapeutics, Inc. (D)..........        89
     1      Adeza Biomedical Corp. (D)........................        15
     2      ArthroCare Corp. (D)..............................        79
     4      Aspreva Pharmaceuticals Corp. (D).................        94
     1      Bright Horizons Family Solutions, Inc. (D)........        50
    --      Covance, Inc. (D).................................        26
     5      Healthspring, Inc. (D)............................        87
     1      Healthways, Inc. (D)..............................        48
     2      I-Flow Corp. (D)..................................        23

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     1      Integra Lifesciences Holdings Corp. (D)...........    $   41
     1      Kos Pharmaceuticals, Inc. (D).....................        41
     2      Kyphon, Inc. (D)..................................        68
     2      LCA-Vision, Inc. .................................        73
     2      Medicis Pharmaceutical Corp. Class A..............        52
    --      Neurometrix, Inc. ................................        10
     2      Nighthawk Radiology Holdings......................        46
     3      Noven Pharmaceuticals, Inc. (D)...................        53
     2      Nuvasive, Inc. (D)................................        30
     2      Odyssey HealthCare, Inc. (D)......................        36
    --      Quidel Corp. (D)..................................         4
     3      Salix Pharmaceuticals Ltd. (D)....................        31
     2      Sciele Pharma, Inc. (D)...........................        45
     2      SFBC International, Inc. (D)......................        31
     1      Sierra Health Services, Inc. (D)..................        30
     3      Symmetry Medical, Inc. (D)........................        36
     1      Vital Signs, Inc. ................................        41
                                                                  ------
                                                                   1,211
                                                                  ------
            SERVICES -- 16.1%
     1      Alliance Data Systems Corp. (D)...................        36
     1      Allscripts Healthcare Solutions, Inc. (D).........        21
     2      American Ecology Corp. ...........................        33
     4      aQuantive, Inc. (D)...............................        86
     1      Avid Technology, Inc. (D).........................        25
     5      Broadwing Corp. (D)...............................        41
     1      Carmike Cinemas, Inc. ............................        29
     1      Cerner Corp. (D)..................................        32
     1      CRA International, Inc. (D).......................        45
     1      DeVry, Inc. (D)...................................        13
     1      Digital River, Inc. (D)...........................        54
     5      Digitas, Inc. (D).................................        38
     1      Entercom Communications Corp. ....................        13
     4      Entravision Communications Corp. Class A (D)......        30
     4      Epicor Software Corp. (D).........................        47
     3      Essex Corp. (D)...................................        40
     3      Focus Media Holding Ltd. ADR (D)..................       163
     2      FTI Consulting, Inc. (D)..........................        45
     2      Gevity HR, Inc. ..................................        40
     2      inVentiv Health Inc. (D)..........................        56
     3      Ixia (D)..........................................        24
     2      Kenexa Corp. (D)..................................        38
     4      LECG Corp. (D)....................................        79
     2      Mentor Graphics Corp. (D).........................        26
     1      Open Solutions, Inc. (D)..........................        14
     2      Optimal Robotics Corp. (D)........................        22
     1      Providence Service Corp. (D)......................        32
     3      Quest Software, Inc. (D)..........................        44
     3      Regal Entertainment Group.........................        61
     2      Resources Connection, Inc. (D)....................        40
     1      Stericycle, Inc. (D)..............................        47
     2      Time Warner Telecom, Inc. Class A (D).............        32
     2      Veritas DGC, Inc. (D).............................       103
     1      West Corp. (D)....................................        29

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
     1      Wright Express Corp. (D)..........................    $   42
    --      Zhone Technologies, Inc. (D)......................        --
                                                                  ------
                                                                   1,520
                                                                  ------
            TECHNOLOGY -- 19.4%
     1      Actuant Corp. Class A.............................        26
     2      ADTRAN, Inc. .....................................        50
    --      American Science & Engineering, Inc. (D)..........        15
     3      Anadigics Inc., (D)...............................        15
     1      Aspect Medical Systems, Inc. (D)..................        21
     2      Avocent Corp. (D).................................        41
     2      Benchmark Electronics, Inc. (D)...................        40
     1      Blackbaud, Inc. ..................................        25
     3      Carrier Access Corp. (D)..........................        25
    --      Commonwealth Telephone Enterprise, Inc. ..........        13
     3      Concur Technologies, Inc. (D).....................        43
     2      Consolidated Communications Holdings, Inc. .......        34
     1      CTRIP Communications International Ltd. ..........        46
     2      Dealertrack Holdings, Inc. (D)....................        43
     8      Dobson Communications Corp. (D)...................        56
     2      Equinix, Inc. (D).................................        84
     2      FairPoint Communications, Inc. ...................        34
     3      Falconstor Software, Inc. (D).....................        21
     7      Glenayre Technologies, Inc. (D)...................        19
    --      Global Payments, Inc. ............................        13
     1      Hyperion Solutions Corp. (D)......................        28
     2      Ikanos Communications, Inc. (D)...................        22
     3      Integrated Device Technology, Inc. (D)............        50
     2      Integrated Silicon Solution, Inc. (D).............        10
     2      Intersil Corp. ...................................        42
     2      Iowa Telecommunications Services, Inc. ...........        41
     3      Itralase Corp. (D)................................        43
     4      Jupitermedia Corp. (D)............................        39
     4      Lionbridge Technologies (D).......................        24
     1      Natus Medical, Inc. (D)...........................        15
     3      Online Resources Corp. (D)........................        27
     3      Oplink Communications, Inc. (D)...................        37
     1      Palomar Medical Technologies, Inc. (D)............        19
     3      PC-Tel, Inc. (D)..................................        28
    --      PDF Solutions, Inc. (D)...........................         1
     1      Polycom, Inc. (D).................................        27
     1      Power Integrations, Inc. (D)......................        16
     4      Powerwave Technologies, Inc. (D)..................        29
     3      Redback Networks, Inc. (D)........................        39
    --      Retalix Ltd. (D)..................................         2
     2      Rightnow Technologies, Inc. (D)...................        28
     1      SAVVIS, Inc. (D)..................................        24
     3      SBA Communications Corp. (D)......................        79
     1      Spectranetics Corp. (D)...........................        10
     3      Stratex Networks, Inc. (D)........................         9
     1      Supertex, Inc. (D)................................        40
     2      Syneron Medical Ltd. (D)..........................        44
     1      TALX Corp. .......................................        21
     3      Tekelec (D).......................................        27
     3      TradeStation Group, Inc. (D)......................        45
     5      Trident Microsystems, Inc. (D)....................        84

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP GROWTH FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     4      Valueclick, Inc. (D)..............................    $   52
     1      Varian, Inc. (D)..................................        22
     5      Vasco Data Security International (D).............        42
     1      Vital Images, Inc. (D)............................        18
     3      WebSideStory, Inc. (D)............................        38
     2      Zoltek Co. .......................................        35
    --      Zoran Corp. (D)...................................         6
                                                                  ------
                                                                   1,827
                                                                  ------
            TRANSPORTATION -- 2.5%
     3      A.S.V., Inc. (D)..................................        43
     1      American Commercial Lines, Inc. (D)...............        33
     7      Heartland Express, Inc. ..........................       107
     2      Horizon Lines, Inc. Class A.......................        26
     1      Hornbeck Offshore Services, Inc. .................        31
                                                                  ------
                                                                     240
                                                                  ------
            UTILITIES -- 1.1%
     1      California Water Service Group....................        37
     1      PNM Resources, Inc. ..............................        38
     1      UniSource Energy Corp. Holding Co. ...............        30
                                                                  ------
                                                                     105
                                                                  ------
            Total common stock
              (cost $8,833)...................................    $8,647
                                                                  ------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 8.9%
            FINANCE -- 8.9%
  $843      State Street Bank Money Market Variable Rate,
              Current Rate -- 4.77% (L).......................    $  843
                                                                  ------
            Total short-term investments
              (cost $843).....................................    $  843
                                                                  ------
            Total investments in securities
              (cost $9,676) (C)...............................    $9,490
            Other assets & liabilities........................       (27)
                                                                  ------
            Total net assets..................................    $9,463
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.00% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $9,679 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 592
      Unrealized depreciation...........................   (781)
                                                          -----
      Net unrealized depreciation.......................  $(189)
                                                          =====

  (D)Currently non-income producing.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 48.5%
            FINANCE -- 48.5%
$    687    ACE Securities Corp.,
              3.28%, 08/15/2030 (I)...........................  $    677
     395    American Express Credit Account Master Trust,
              5.87%, 02/15/2012 (L)(I)........................       396
     722    AmeriCredit Automobile Receivables Trust,
              2.87%, 02/07/2011...............................       707
     725    AmeriCredit Automobile Receivables Trust,
              4.22%, 07/06/2009...............................       714
     600    AmeriCredit Automobile Receivables Trust,
              5.04%, 05/06/2011...............................       589
   1,400    AmeriCredit Automobile Receivables Trust,
              5.07%, 07/06/2010...............................     1,384
   1,468    Banc of America Commercial Mortgage, Inc.,
              3.46%, 07/10/2042...............................     1,438
  31,741    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12/10/2042 (P)...........................       642
   1,500    Banc of America Securities Auto Trust,
              4.49%, 02/18/2013...............................     1,453
   2,000    Bank One Issuance Trust,
              3.59%, 05/17/2010...............................     1,959
     347    Bank One Issuance Trust,
              4.54%, 09/15/2010...............................       342
     810    Bayview Commercial Asset Trust,
              6.39%, 01/25/2035 (I)(L)........................       814
  24,872    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11/11/2041 (P)...........................       705
  61,801    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.65%, 02/11/2041 (P)...........................       747
 108,757    Bear Stearns Commercial Mortgage Securities, Inc.,
              6.25%, 12/11/2040 (I)(P)........................       496
   1,000    BMW Vehicle Owner Trust,
              3.52%, 10/25/2010...............................       979
      82    Capital Auto Receivables Asset Trust,
              3.12%, 03/15/2007...............................        82
     799    Capital Auto Receivables Asset Trust,
              4.73%, 09/15/2010...............................       779
     800    Capital Auto Receivables Asset Trust,
              5.55%, 01/18/2011...............................       793
     400    Capital One Master Trust,
              7.90%, 10/15/2010 (I)...........................       409
   1,000    Capital One Multi-Asset Execution Trust,
              4.50%, 06/15/2011...............................       982
   8,245    CBA Commercial Small Balance Commercial Mortgage,
              7.00%, 06/01/2036 (I)(P)........................       542
  11,190    CBA Commercial Small Balance Commercial Mortgage,
              7.00%, 07/25/2035 (I)(P)........................       549
     530    Chase Manhattan Auto Owner Trust,
              2.78%, 06/15/2010...............................       519
   1,225    Chase Manhattan Auto Owner Trust,
              2.94%, 06/15/2010...............................     1,200

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$    500    Citibank Credit Card Issuance Trust,
              6.15%, 02/09/2009 (L)...........................  $    502
   4,000    Citibank Credit Card Issuance Trust,
              6.88%, 11/16/2009...............................     4,070
  18,625    Citigroup Commercial Mortgage Trust,
              4.10%, 10/15/2041 (I)(P)........................       698
     576    CNH Equipment Trust,
              2.57%, 09/15/2009...............................       565
     163    CNH Equipment Trust,
              3.13%, 11/15/2010...............................       160
     300    CNH Equipment Trust,
              3.35%, 02/15/2011...............................       291
     750    CNH Equipment Trust,
              4.93%, 12/17/2012...............................       735
   3,594    Commercial Mortgage Pass-Through Certificates,
              3.59%, 03/10/2039 (I)(P)........................       106
  22,543    CS First Boston Mortgage Securities Corp.,
              4.15%, 11/15/2037 (I)(P)........................       695
  14,201    CS First Boston Mortgage Securities Corp.,
              4.17%, 07/15/2036 (I)(P)........................       316
     800    Daimler Chrysler Auto Trust,
              5.14%, 09/08/2012...............................       794
     101    DLJ Mortgage Acceptance Corp.,
              6.82%, 10/15/2030 (I)...........................       102
      42    Equity One ABS, Inc.,
              5.77%, 10/01/2032...............................        42
     300    Equity One ABS, Inc.,
              7.89%, 07/25/2034 (L)...........................       303
   1,625    Ford Credit Auto Owner Trust,
              4.19%, 07/15/2009...............................     1,600
     750    Ford Credit Auto Owner Trust,
              5.26%, 04/15/2011...............................       744
     750    Ford Credit Auto Owner Trust,
              5.46%, 09/15/2011...............................       744
   9,444    GE Capital Commercial Mortgage Corp.,
              3.76%, 03/10/2040 (I)(P)........................       198
     260    GE Commercial Equipment Financing LLC,
              3.65%, 05/22/2014 (I)...........................       252
     609    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 03/10/2038...............................       590
     357    GMAC Mortgage Corp. Loan Trust,
              4.09%, 04/25/2033...............................       351
     625    Goldman Sachs Auto Loan Trust,
              4.98%, 11/15/2013...............................       621
  21,650    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 08/10/2038 (I)(P)........................       244
     500    Granite Mortgages plc,
              6.95%, 01/20/2043 (L)...........................       510
     145    Green Tree Financial Corp.,
              6.27%, 06/01/2030...............................       145
      19    Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................        19
     381    HASCO HIM Trust,
              6.25%, 12/25/2035 (I)...........................       379
   1,000    Hertz Vehicle Financing LLC,
              4.93%, 02/25/2010 (I)...........................       988
     678    Home Equity Asset Trust,
              4.75%, 06/27/2035 (I)...........................       671

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    750    Hyundai Auto Receivables Trust,
              4.10%, 08/15/2011...............................  $    734
   1,500    Hyundai Auto Receivables Trust,
              4.45%, 02/15/2012...............................     1,456
     189    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              2.92%, 01/12/2038...............................       185
   5,784    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.68%, 01/15/2038 (I)(P)........................       191
  37,124    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 01/15/2042 (P)...........................       593
  15,822    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.65%, 10/15/2037 (I)(P)........................       327
  40,405    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 08/12/2037 (P)...........................       175
   1,500    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.12%, 02/15/20 (L)(I)..........................     1,500
      40    LB-UBS Commercial Mortgage Trust,
              3.17%, 12/15/2026...............................        40
   1,424    LB-UBS Commercial Mortgage Trust,
              3.625%, 10/15/2029..............................     1,383
   2,358    LB-UBS Commercial Mortgage Trust,
              4.25%, 12/15/2036 (I)(P)........................        79
     602    Long Beach Asset Holdings Corp. NIM,
              5.78%, 04/25/2046 (I)...........................       602
      15    Long Beach Asset Holdings Corp.,
              4.12%, 02/25/2035 (I)...........................        15
     750    Marlin Leasing Receivables LLC,
              4.52%, 03/15/2008 (I)...........................       741
     462    Marlin Leasing Receivables LLC,
              5.25%, 8/15/2012 (I)............................       456
   1,000    MBNA Credit Card Master Note Trust,
              4.95%, 06/15/2009...............................       998
     600    Memory Lane Advance Receivables Backed Notes,
              5.02%, 10/24/2014 (I)...........................       591
     934    Merrill Lynch Mortgage Trust,
              3.46%, 08/12/2039...............................       909
  19,729    Merrill Lynch Mortgage Trust,
              3.81%, 08/12/2039 (I)(P)........................       626
  20,065    Merrill Lynch Mortgage Trust,
              3.96%, 09/12/2041 (I)(P)........................       669
  29,808    Merrill Lynch Mortgage Trust,
              4.67%, 09/12/2042 (P)...........................       367
     186    Morgan Stanley Dean Witter Capital I,
              2.80%, 12/15/2041...............................       181
     375    Morgan Stanley Dean Witter Capital I,
              3.96%, 06/15/2040...............................       365
   1,388    Morgan Stanley Dean Witter Capital I,
              4.03%, 06/15/2038...............................     1,353

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$    263    Morgan Stanley Dean Witter Capital I,
              5.38%, 01/15/2039...............................  $    262
     424    Navistar Financial Corp. Owner Trust,
              3.08%, 11/15/2009...............................       416
      23    Novastar NIM Trust,
              3.97%, 03/25/2035 (I)...........................        23
     540    Providian Gateway Master Trust,
              3.35%, 09/15/2011 (I)...........................       527
     750    Providian Gateway Master Trust,
              3.95%, 09/15/2011 (I)...........................       736
   1,000    Providian Gateway Master Trust,
              4.05%, 11/15/2011 (I)...........................       979
     766    Residential Asset Securities Corp.,
              3.62%, 07/25/2026...............................       762
     881    Salomon Brothers Mortgage Securities VII,
              3.22%, 03/18/2036...............................       870
      52    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 05/25/2030...............................        52
   1,500    Structured Asset Investment Loan Trust,
              7.14%, 11/25/2033 (L)...........................     1,514
     500    Superior Wholesale Inventory Financing Trust,
              5.85%, 06/15/2010 (L)...........................       499
     358    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 08/15/2041...............................       347
   6,364    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 02/15/2041 (I)(P)........................       194
      17    Wachovia Bank Commercial Mortgage Trust,
              4.54%, 04/15/2034...............................        17
     241    WFS Financial Owner Trust,
              2.48%, 12/20/2010...............................       237
     173    WFS Financial Owner Trust,
              2.73%, 05/20/2011...............................       170
      66    WFS Financial Owner Trust,
              3.05%, 12/20/2010...............................        65
     942    WFS Financial Owner Trust,
              3.25%, 05/20/2011...............................       927
   1,000    WFS Financial Owner Trust,
              4.70%, 05/19/2013...............................       979
     119    Whole Auto Loan Trust,
              2.24%, 03/15/2010...............................       118
       4    Whole Auto Loan Trust,
              3.13%, 03/15/2010...............................         3
     265    Whole Auto Loan Trust,
              3.13%, 03/15/2011...............................       259
     529    Whole Auto Loan Trust,
              3.37%, 03/15/2011...............................       522
     400    World Financial Network Credit Card Master Trust,
              8.32%, 08/15/2011 (L)...........................       411
     252    World Omni Auto Receivables Trust,
              3.62%, 07/12/2011...............................       246
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $64,033)..................................  $ 63,033
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 CORPORATE BONDS: INVESTMENT GRADE -- 26.8%
            BASIC MATERIALS -- 1.5%
$    250    Carlisle Companies, Inc.,
              6.70%, 05/15/2008...............................  $    253
     125    ICI North America,
              8.875%, 11/15/2006..............................       126
     200    International Paper Co.,
              3.80%, 04/01/2008...............................       194
     100    Pactiv Corp.,
              8.00%, 04/15/2007...............................       101
     380    Placer Dome, Inc.,
              7.125%, 06/15/2007..............................       384
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 06/15/2027..............................       375
     500    Valspar Corp.,
              6.00%, 05/01/2007...............................       501
                                                                --------
                                                                   1,934
                                                                --------
            CAPITAL GOODS -- 0.8%
     750    McDonnell Douglas Corp.,
              6.875%, 11/01/2006..............................       752
     300    Textron, Inc.,
              6.625%, 11/15/2007..............................       304
                                                                --------
                                                                   1,056
                                                                --------
            CONSUMER CYCLICAL -- 2.2%
     500    Centex Corp.,
              4.75%, 01/15/2008...............................       491
     500    Centex Corp.,
              5.40%, 08/01/2007 (L)...........................       500
     700    Darden Restaurants, Inc.,
              5.75%, 03/15/2007...............................       698
     500    Johnson Controls, Inc.,
              5.74%, 01/17/2008 (L)...........................       501
     600    May Department Stores Co.,
              7.90%, 10/15/2007...............................       612
                                                                --------
                                                                   2,802
                                                                --------
            CONSUMER STAPLES -- 0.2%
     240    General Mills, Inc.,
              6.45%, 10/15/2006...............................       240
                                                                --------
            ENERGY -- 1.5%
     600    Consolidated Natural Gas, Inc.,
              5.375%, 11/01/2006..............................       600
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12/01/2007..............................       355
   1,000    Sempra Energy,
              4.62%, 05/17/2007...............................       993
                                                                --------
                                                                   1,948
                                                                --------
            FINANCE -- 9.2%
     750    Ace INA Holdings, Inc.,
              8.30%, 08/15/2006...............................       751
   1,000    Amvescap plc,
              5.90%, 01/15/2007...............................     1,001
     400    Avalon Properties, Inc.,
              6.875%, 12/15/2007..............................       405
     600    Banca Commerciale Italiana,
              8.25%, 07/15/2007...............................       614

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$    150    Banesto Finance Ltd.,
              7.50%, 03/25/2007...............................  $    151
     500    Capital One Financial Corp.,
              8.75%, 02/01/2007...............................       507
      50    CIGNA Corp.,
              8.25%, 01/01/2007...............................        50
   1,145    Countrywide Financial Corp.,
              5.50%, 08/01/2006...............................     1,145
     220    Credit Suisse First Boston NY,
              6.50%, 05/01/2008 (I)...........................       223
   1,000    Credit Suisse First Boston USA, Inc.,
              5.875%, 08/01/2006..............................     1,000
     610    Duke Realty L.P.,
              3.50%, 11/01/2007...............................       593
     500    ERAC USA Finance Co.,
              5.40%, 04/30/2009 (I)(L)........................       501
     200    Evans Withycombe Residential, Inc.,
              7.625%, 04/15/2007..............................       202
     650    Household Finance Corp.,
              5.75%, 01/30/2007...............................       651
     450    Household Finance Corp.,
              7.65%, 05/15/2007...............................       457
     400    JP Morgan Chase & Co.,
              5.625%, 08/15/2006..............................       400
     450    JP Morgan Chase & Co.,
              7.25%, 06/01/2007...............................       455
     250    Key Bank NA,
              5.00%, 07/17/2007...............................       248
     120    Lincoln National Corp.,
              5.25%, 06/15/2007...............................       119
     148    MBNA America Bank N.A.,
              6.75%, 03/15/2008...............................       151
     150    Merrill Lynch & Co., Inc.,
              8.00%, 06/01/2007...............................       153
     350    Simon Property Group L.P.,
              7.125%, 09/20/2007..............................       353
   1,000    Sovereign Bank,
              4.00%, 02/01/2008...............................       975
   1,000    St. Paul Travelers Cos., Inc.,
              5.75%, 03/15/2007...............................     1,001
                                                                --------
                                                                  12,106
                                                                --------
            SERVICES -- 4.2%
     550    Belo Corp.,
              7.125%, 06/01/2007..............................       554
     700    Comcast Corp.,
              5.80%, 07/14/2009 (L)...........................       701
     290    Cox Communications, Inc.,
              7.75%, 08/15/2006...............................       290
     450    Harrah's Operating Co., Inc.,
              7.125%, 06/01/2007..............................       454
     850    Hyatt Equities LLC,
              6.875%, 06/15/2007 (I)..........................       856
   1,000    Marriott International, Inc.,
              7.00%, 01/15/2008...............................     1,018
     300    News America, Inc.,
              6.625%, 01/09/2008..............................       304

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
$    775    Time Warner Companies, Inc.,
              8.11%, 08/15/2006...............................  $    776
     435    WMX Technologies, Inc.,
              7.00%, 10/15/2006...............................       436
                                                                --------
                                                                   5,389
                                                                --------
            TECHNOLOGY -- 5.0%
     450    Cingular Wireless LLC,
              5.625%, 12/15/2006..............................       450
     500    Cingular Wireless Services, Inc.,
              7.50%, 05/01/2007...............................       507
   1,000    Deutsche Telekom International Finance,
              5.63%, 03/23/2009 (L)...........................     1,001
     825    Hewlett-Packard Co.,
              5.75%, 12/15/2006...............................       826
     300    Koninklijke Philips Electronics N.V.,
              8.375%, 09/15/2006..............................       301
   1,000    Lenfest Communications, Inc.,
              7.625%, 02/15/2008..............................     1,027
   1,000    Oracle Corp.,
              5.73%, 01/13/2006 (L)...........................     1,001
     707    Raytheon Co.
              6.75%, 08/15/2007...............................       714
     600    Verizon Wireless Capital LLC,
              5.375%, 12/15/2006..............................       600
                                                                --------
                                                                   6,427
                                                                --------
            TRANSPORTATION -- 1.4%
   1,030    Norfolk Southern Corp.,
              7.40%, 09/15/2006...............................     1,032
     350    TTX Co.,
              3.875%, 03/01/2008 (I)..........................       339
     440    Union Pacific Corp.,
              6.70%, 12/01/2006...............................       441
                                                                --------
                                                                   1,812
                                                                --------
            UTILITIES -- 0.8%
     250    Northeast Utilities,
              3.30%, 06/01/2008...............................       240
     250    Puget Sound Energy, Inc.,
              3.36%, 06/01/2008...............................       240
     300    Southwestern Public Service Co.,
              5.125%, 11/01/2006..............................       300
     270    Texas Eastern Transmission L.P.,
              5.25%, 07/15/2007...............................       268
                                                                --------
                                                                   1,048
                                                                --------
            Total corporate bonds: investment grade
              (cost $35,067)..................................  $ 34,762
                                                                --------
U.S. GOVERNMENT SECURITIES -- 13.7%
            U.S. TREASURY SECURITIES -- 13.7%
   5,000    3.875% 2009 (O)...................................  $  6,391
   6,500    4.25% 2007........................................     6,436
   5,000    4.375% 2008.......................................     4,952
                                                                --------
            Total U.S. government securities
              (cost $17,871)..................................  $ 17,779
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
U.S. GOVERNMENT AGENCIES -- 1.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.6%
$    799    6.00% 2031........................................  $    802
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
     765    6.00% 2030 -- 2032................................       768
                                                                --------
            Total U.S. government agencies
              (cost $1,627)...................................  $  1,570
                                                                --------
            Total long-term investments
              (cost $118,598).................................  $117,114
                                                                --------
SHORT-TERM INVESTMENTS -- 9.1%
            CONSUMER CYCLICAL -- 1.5%
   2,000    Lennar Corp.,
              5.35%, 08/01/2006...............................  $  2,000
                                                                --------
            CONSUMER STAPLES -- 1.5%
   2,000    Coors Brewing Co.,
              5.34%, 08/07/2006...............................     1,998
                                                                --------
            ENERGY -- 4.6%
   2,000    Apache Corp.,
              5.35%, 08/01/2006...............................     1,999
   2,000    Devon Energy Corp.,
              5.33%, 08/01/2006...............................     2,000
   2,000    Weatherford International Ltd.,
              5.37%, 08/04/2006 (I)...........................     1,999
                                                                --------
                                                                   5,998
                                                                --------
            FINANCE -- 0.3%
     371    UBS Finance LLC,
              5.29%, 08/04/2006...............................       371
                                                                --------
            TECHNOLOGY -- 1.2%
   1,500    Viacom,
              5.55%, 08/04/2006 (I)...........................     1,499
                                                                --------
            Total short-term investments
              (cost $11,866)..................................  $ 11,866
                                                                --------
            Total investments in securities
              (cost $130,464) (C).............................  $128,980
            Other assets & liabilities........................       818
                                                                --------
            Total net assets..................................  $129,798
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.87% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $130,471 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $    81
      Unrealized depreciation.........................   (1,572)
                                                        -------
      Net unrealized depreciation.....................  $(1,491)
                                                        =======

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     aggregate value of these securities at July 31, 2006, was $22,205 which represents 17.11% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.7%
            BASIC MATERIALS -- 4.5%
     102    Arch Coal, Inc. ..................................  $  3,879
       8    Century Aluminum Co. (D)..........................       250
      51    Eldorado Gold Corp. (D)...........................       241
      10    Foundation Coal Holdings, Inc. ...................       381
     935    Kingboard Chemical Holdings Ltd. (A)..............     2,739
      41    Kinross Gold Corp. (D)............................       471
      42    Martin Marietta Materials, Inc. ..................     3,363
      13    Schnitzer Steel Industries, Inc. .................       444
      99    Urasia Energy Ltd. (D)(H).........................       261
     106    VeraSun Energy Corp. (D)..........................     2,607
      17    Wacker Chemie AG (D)..............................     1,776
                                                                --------
                                                                  16,412
                                                                --------
            CAPITAL GOODS -- 3.1%
      68    Alliant Techsystems, Inc. (D)(G)..................     5,451
      25    Bucyrus International, Inc. ......................     1,228
      19    Daktronics, Inc. .................................       521
       3    Dril-Quip, Inc. (D)...............................       279
     197    Goodman Global, Inc. (D)(G).......................     2,427
       5    Hydril Co. (D)....................................       312
       8    Oil States International, Inc. ...................       267
      11    Scientific Games Corp. Class A (D)................       370
      17    WMS Industries, Inc. (D)..........................       440
                                                                --------
                                                                  11,295
                                                                --------
            CONSUMER CYCLICAL -- 6.3%
     104    Aftermarket Technology Corp. (D)..................     2,271
      21    Cental Euro Distribution Corp. (D)................       494
      33    Citi Trends, Inc. (D)(G)..........................       977
      27    Conceptus, Inc. (D)...............................       411
      87    DSW, Inc. DG......................................     2,991
      34    Dufry Group (D)...................................     2,781
       5    Fuel-Tech N.V. ...................................        57
      47    GameStop Corp. Class A (D)(G).....................     1,976
      19    GSI Commerce, Inc. (D)............................       245
     233    LKQ Corp. (D)(G)..................................     5,220
       7    Panera Bread Co. Class A (D)(G)...................       377
     126    Tween Brands Inc. ................................     4,691
      29    VistaPrint Ltd. (D)(G)............................       644
                                                                --------
                                                                  23,135
                                                                --------
            CONSUMER STAPLES -- 0.5%
     198    Jones Soda Co. (D)(G)(H)..........................     1,842
                                                                --------
            ENERGY -- 5.9%
     182    Acergy S.A.(A)(D)(G)(I)...........................     3,146
      77    Cabot Oil & Gas Corp. ............................     4,075
      47    Canwest Petroleum Corp. (D).......................       196
      19    Denbury Resources, Inc. (D).......................       655
      60    Frontier Oil Corp. ...............................     2,100
      88    OPTI Canada, Inc. (D).............................     1,697
     157    Pride International, Inc. (D)(G)..................     4,686
      68    Range Resources Corp. ............................     1,921
     137    Western Oil Sands, Inc. Class A (D)...............     3,131
                                                                --------
                                                                  21,607
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 11.7%
     226    Admiral Group plc (A).............................  $  2,807
      33    Affiliated Managers Group, Inc. (D)...............     3,000
      79    Allied World Assurance Holdings Ltd. (D)..........     2,750
     111    Arch Capital Group Ltd. (D).......................     6,773
      37    Covanta Holding Corp. (D).........................       653
       5    Euronet Worldwide, Inc. (D).......................       117
       9    First Republic Bank...............................       396
      38    Friedman Billings Ramsey Group....................       351
      10    GATX Corp. .......................................       408
      42    Grubb & Ellis Co. (D).............................       338
      11    Heartland Payment Systems, Inc. ..................       289
       9    Investment Technology Group, Inc. (D).............       468
      72    iShares Russell 2000 Growth Index Fund............     5,063
      58    National Financial Partners Corp. ................     2,609
     138    Nuveen Investments, Inc. Class A..................     6,546
      18    Oil Service Holders Trust.........................     2,599
      80    ProAssurance Corp. (D)(G).........................     3,995
       5    Reckson Associates Realty Corp. ..................       240
      33    Services Acquisition Corp. (D)....................       312
      71    Signature Bank (D)................................     2,285
       8    Sterling Bancshares...............................       149
      13    Texas Capital Bankshares, Inc. ...................       249
      12    Tower Group, Inc. ................................       354
       9    Wellcare Health Plans, Inc. (D)(G)................       461
                                                                --------
                                                                  43,212
                                                                --------
            HEALTH CARE -- 18.2%
      14    Abaxis, Inc. (D)..................................       311
     163    Alkermes, Inc. (D)(G).............................     2,803
      18    Alnylam Pharmaceuticals, Inc. (D).................       226
      84    Amylin Pharmaceuticals, Inc. (D)(G)...............     4,097
      95    Arena Pharmaceuticals, Inc. (D)(G)................       984
     127    AtheroGenics, Inc. (D)(G).........................     1,677
      71    Covance, Inc. (D)(G)..............................     4,495
     142    Digene Corp. (D)(G)...............................     6,003
      14    DJO, Inc. (D).....................................       560
     146    Exelixis, Inc. (D)(G).............................     1,301
      14    Genomic Health, Inc. (D)..........................       160
      18    Gentiva Health Services...........................       283
      11    Healthways, Inc. (D)..............................       564
     139    Human Genome Sciences, Inc. (D)(G)................     1,351
      55    ICOS Corp. (D)(G).................................     1,255
      83    Kyphon, Inc. (D)(G)...............................     2,827
     157    LifePoint Hospitals, Inc. (D)(G)..................     5,289
     118    Magellan Health Services, Inc. (D)(G).............     5,650
      88    Medicines Co. (D)(G)..............................     1,846
     252    Mylan Laboratories, Inc. .........................     5,528
       6    Nektar Therapeutics...............................        99
     168    Pharmaceutical Product Development, Inc. .........     6,456
      25    Schwarz Pharma AG (A).............................     2,297
      12    Sunrise Assisted Living, Inc. (D).................       335

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     169    Symbion, Inc. (D).................................  $  3,174
      79    Universal Health Services, Inc. Class B...........     4,449
       8    Ventana Medical Systems, Inc. (D).................       378
      77    Vertex Pharmaceuticals, Inc. (D)(G)...............     2,582
                                                                --------
                                                                  66,980
                                                                --------
            SERVICES -- 15.2%
      24    Allscripts Healthcare Solutions, Inc. (D).........       448
      28    aQuantive, Inc. (D)...............................       582
      53    Bankrate, Inc.(G)(D)..............................     1,591
      44    Central European Media Enterprises Ltd. (D)(G)....     2,699
      26    Corporate Executive Board Co. ....................     2,477
     135    Corrections Corp. of America (D)(G)...............     7,387
      93    DreamWorks Animation SKG, Inc. (D)(G).............     1,946
      50    Factset Research Systems, Inc. ...................     2,181
      80    Focus Media Holding Ltd. ADR (D)(G)...............     4,980
      36    GameTech International, Inc. (D)..................       310
     115    Kenexa Corp. (D)(G)...............................     2,717
      76    Lamar Advertising Co. (D)(G)......................     3,718
       5    Life Time Fitness, Inc. (D).......................       208
     105    Live Nation (D)(G)................................     2,192
     174    MoneyGram International, Inc. ....................     5,347
      12    Orient Express Hotels, Ltd. Class A...............       437
     202    Pinnacle Entertainment (D)(G).....................     5,553
      53    Stericycle, Inc. (D)(G)...........................     3,584
      14    Stratasys, Inc. ..................................       387
      16    Town Sports International.........................       186
      72    URS Corp. (D).....................................     2,856
      57    Washington Group International, Inc. .............     3,073
      31    WNS Holdings Ltd. ADR (D).........................       766
      23    World Wrestling Federation Entertainment..........       374
                                                                --------
                                                                  55,999
                                                                --------
            TECHNOLOGY -- 24.7%
      35    24/7 Real Media, Inc. (D).........................       281
     136    American Reprographics Co. (D)....................     4,361
     150    American Tower Corp. Class A (D)(G)...............     5,065
     110    Ansys, Inc. (D)(G)................................     5,044
     141    Art Technology Group, Inc. (D)....................       377
      26    Aspen Technology, Inc. (D)........................       313
      17    Barco N.V. (A)....................................     1,453
     113    Cognos, Inc. (D)(G)...............................     3,547
       4    Costar Group, Inc. ...............................       182
     158    Crown Castle International Corp. (D)..............     5,581
      74    CTRIP Communications International Ltd. ..........     3,731
      66    Equinix, Inc. (D)(G)..............................     3,478
     194    Evergreen Solar, Inc. (G).........................     1,834
      19    Hologic, Inc. (D)(G)..............................       840
     400    Integrated Device Technology, Inc. (D)(G).........     6,189
     152    International Rectifier Corp. (D)(G)..............     5,416
      56    Move, Inc. (D)....................................       247
     159    Neustar, Inc. (D)(G)..............................     4,913
      20    Nuance Communications, Inc. (D)...................       182
     187    O2Micro International ADR (D)(G)..................     1,121
      18    Openwave Systems, Inc. (D)........................       119

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     504    Opsware, Inc. (D)(G)..............................  $  3,504
       3    Rackable Systems, Inc. (D)........................        60
     138    Red Hat, Inc. (D)(G)..............................     3,258
     219    Redback Networks, Inc. (D)(G).....................     3,388
      18    Rightnow Technologies, Inc. (D)...................       223
     119    S.O.I.Tec S.A. (D)(A).............................     3,171
      53    STATS ChipPAC Ltd. ADR (D)........................       298
      23    Stereotaxis, Inc. ................................       200
      59    Syniverse Holdings, Inc. (D)(G)...................       828
     132    Teledyne Technologies, Inc. (D)...................     5,018
     173    Tencent Holdings Ltd. (A).........................       330
     107    THQ, Inc. (D)(G)..................................     2,438
      95    Transaction Systems Architects, Inc. (D)..........     3,502
     283    Verifone Holdings, Inc. (D)(G)....................     7,988
      99    Verint Systems, Inc. (D)..........................     2,707
       9    Website Pros, Inc. (D)............................        83
                                                                --------
                                                                  91,270
                                                                --------
            TRANSPORTATION -- 4.8%
      89    American Commercial Lines, Inc. (D)(G)............     4,905
     118    Copa Holdings S.A. Class A........................     2,691
      73    Florida East Coast Industries, Inc. ..............     3,410
      13    Genesee & Wyoming, Inc. Class A (D)...............       347
     119    GOL Linhas Aereas Inteligentes S.A. ADR...........     3,821
      83    Grupo TMM S.A. ADR (D)............................       244
      14    Kansas City Southern (D)..........................       340
      40    Landstar System, Inc. ............................     1,727
       3    Wabtec............................................        66
                                                                --------
                                                                  17,551
                                                                --------
            UTILITIES -- 2.8%
      52    NRG Energy, Inc. (D)(G)...........................     2,539
      29    Q-Cells AG (D)(A).................................     2,110
     199    Renewable Energy Corp. AS (D).....................     2,675
     122    Suntech Power Holdings ADR (D)(G).................     3,162
                                                                --------
                                                                  10,486
                                                                --------
            Total common stock
              (cost $329,546).................................  $359,789
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 25.5%
            REPURCHASE AGREEMENTS @ -- 2.4%
 $ 1,961    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  1,961
   1,209    BNP Paribas Repurchase Agreement,
              5.19%, 08/01/2006...............................     1,209
     422    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       422
     815    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       815

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $ 1,162    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................  $  1,162
   1,179    RBS Greenwich Repurchase Agreement,
              5.19%, 08/01/2006...............................     1,179
      42    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        42
     906    UBS Securities LLC Repurchase Agreement,
              5.19%, 08/01/2006...............................       906
   1,131    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................     1,131
                                                                --------
                                                                   8,827
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 23.1%
  85,122    Navigator Prime Portfolio.........................    85,122
                                                                --------
            Total short-term investments
              (cost $93,949)..................................  $ 93,949
                                                                --------
            Total investments in securities
              (cost $423,495) (C).............................  $453,738
            Other assets & liabilities........................   (85,499)
                                                                --------
            Total net assets..................................  $368,239
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.29% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $18,053, which represents 4.90% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $423,724 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 43,480
      Unrealized depreciation........................   (13,466)
                                                       --------
      Net unrealized appreciation....................  $ 30,014
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD      SHARES/                                   COST
      ACQUIRED      PAR                SECURITY             BASIS
      --------    -------              --------             -----
      June, 2006    99      Urasia Energy Ltd.              $238
      June, 2005    91      Jones Soda Co. PIPE Reg D        867

     The aggregate value of these securities at July 31, 2006 was $1,103, which represents 0.30% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $3,146, which represents 0.85% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                       -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement         FNMA                            5.50%             2035
      BNP Paribas Triparty Joint Repurchase Agreement               FHLMC                   4.00% - 7.00%      2008 - 2033
                                                                    FNMA                    4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase Agreement  FHLMC                   4.50% - 7.50%      2006 - 2007
                                                                    GNMA                            5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement                                                   FHLMC                   4.00% - 6.50%      2010 - 2036
                                                                    FNMA                    4.50% - 6.50%      2009 - 2036
      UBS Securities LLC Tri Party Joint Repurchase Agreement       FHLMC                   4.50% - 7.50%      2018 - 2036
                                                                    FNMA                   4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement                 U.S. Treasury Bond             3.875%             2029
      BNP Paribas Repurchase Agreement                              U.S. Treasury Bonds    7.25% - 8.125%      2021 - 2022
      RBS Greenwich Repurchase Agreement                            U.S. Treasury Bills             5.06%             2007
      UBS Securities LLC Repurchase Agreement                       U.S. Treasury Bonds    7.875% - 8.75%      2020 - 2022

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Canadian Dollar                                 Buy             $ 105           $  105          08/01/2006                --
Canadian Dollar                                 Buy               173              173          08/02/2006                --
Canadian Dollar                                 Buy               233              233          08/03/2006                --
Euro                                           Sell             2,971            2,915          08/07/2006               (56)
Euro                                            Buy                62               62          08/02/2006                --
Euro                                            Buy               260              260          08/03/2006                --
Hong Kong Dollars                               Buy               331              331          08/01/2006                --
                                                                                                                        ----
                                                                                                                        $(56)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 95.5%
            BASIC MATERIALS -- 6.5%
      32    Carpenter Technology Corp. .......................  $  3,159
      16    Chaparral Steel Co. (D)...........................     1,144
     116    Cleveland-Cliffs, Inc. (G) .......................     4,197
      90    Eagle Materials, Inc. ............................     3,240
      76    Insteel Industries, Inc. .........................     1,577
      51    Mueller Industries, Inc. .........................     1,855
      19    NS Group, Inc. (D)................................       971
      35    PW Eagle, Inc. (G) ...............................     1,017
     253    Select Comfort Corp. (D)(G).......................     5,103
      55    Sun Hydraulics Corp. (G) .........................       987
      73    Timken Co. .......................................     2,360
      72    UAP Holding Corp. ................................     1,424
      52    VeraSun Energy Corp. (D)..........................     1,272
                                                                --------
                                                                  28,306
                                                                --------
            CAPITAL GOODS -- 4.5%
      25    Briggs & Stratton Corp. ..........................       635
      27    Cascade Corp. ....................................       999
      71    Goodman Global, Inc. (D)..........................       871
     114    Graco, Inc. ......................................     4,487
      73    JLG Industries, Inc. .............................     1,312
      48    Lennox International, Inc. .......................     1,088
      55    Lone Star Technologies, Inc. (D)..................     2,609
      37    Nordson Corp. ....................................     1,665
      40    Photronics, Inc. (D)..............................       557
      85    Steelcase, Inc. ..................................     1,255
     105    Tennant Co. ......................................     2,496
      47    Toro Co. .........................................     1,963
                                                                --------
                                                                  19,937
                                                                --------
            CONSUMER CYCLICAL -- 10.5%
      45    Albany International Corp. Class A................     1,628
      51    American Woodmark Corp. (G) ......................     1,716
      56    Be Aerospace, Inc. (D)............................     1,386
      86    Christopher & Banks Corp. ........................     2,410
     109    Click Commerce, Inc. (D) (G)......................     1,628
      34    Conns, Inc. ......................................       867
     173    DSW, Inc. (D)(G)..................................     5,925
      86    Furniture Brands International, Inc. (G) .........     1,729
     174    Genesco, Inc. (D).................................     4,699
      12    J. Crew Group, Inc. (D)...........................       320
      35    McGrath RentCorp..................................       932
     123    Merge Technologies, Inc. (D)(G)...................       873
      34    Meritage Homes Corp. (D)..........................     1,326
      72    Noble International Ltd. (G) .....................     1,094
      45    Phillips-Van Heusen Corp. ........................     1,602
     132    PSS World Medical, Inc. (D).......................     2,626
      53    RARE Hospitality International, Inc. (D)..........     1,404
     201    Skechers U.S.A., Inc. Class A (D).................     4,387
      77    Standard-Pacific Corp. ...........................     1,722
      41    Stanley Furniture Co., Inc. ......................       917
     125    Stride Rite Corp. ................................     1,577
     222    Talbots, Inc. ....................................     4,584
      55    True Religion Apparel, Inc. (G) ..................     1,008
                                                                --------
                                                                  46,360
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- 7.7%
      92    Cabot Oil & Gas Corp. ............................  $  4,845
      23    Delek US Holdings, Inc. (D).......................       370
      57    Encore Acquisition Co. (D)(G).....................     1,742
      93    Energy Partners Ltd. (D)..........................     1,692
     253    Frontier Oil Corp. ...............................     8,918
      63    Giant Industries, Inc. (D)........................     4,492
     274    Grey Wolf, Inc. (D)...............................     2,102
     261    Meridian Resource Corp. (D).......................       926
     407    Seitel, Inc. (D)..................................     1,626
      44    St. Mary Land & Exploration Co. ..................     1,883
      54    Swift Energy Co. (D)..............................     2,582
      29    Trico Marine Services, Inc. (D)...................     1,074
      47    W&T Offshore, Inc. ...............................     1,584
                                                                --------
                                                                  33,836
                                                                --------
            FINANCE -- 9.3%
      28    Aaron Rents, Inc. ................................       686
      85    Advanta Corp. Class B.............................     3,059
     126    Apsen Insurance Holdings Ltd. ....................     2,978
      67    Arch Capital Group Ltd. (D).......................     4,053
      32    Assured Guaranty Ltd. ............................       811
      36    Bristol West Holdings, Inc. ......................       519
      27    City Holding Co. .................................     1,050
      46    CompuCredit Corp. (D).............................     1,486
      31    Doral Financial Corp. (G) ........................       157
      81    Encore Capital Group, Inc. .......................       995
      48    First Community Bancorp...........................     2,612
     136    Hersha Hospitality Trust..........................     1,254
     259    Impac Mortgage Holdings, Inc. (G) ................     2,789
     185    IndyMac Bancorp, Inc. ............................     7,808
      57    Net 1 UEPS Technologies, Inc. (D).................     1,274
      19    Scottish Re Group Ltd. (G) .......................        74
     178    Strategic Hotels & Resorts, Inc. .................     3,551
      38    Sunstone Hotel Investors, Inc. ...................     1,075
      16    Taylor Capital Group, Inc. .......................       499
      70    Waddell and Reed Financial, Inc. Class A..........     1,513
      50    Wellcare Health Plans, Inc. (D)(G)................     2,443
                                                                --------
                                                                  40,686
                                                                --------
            HEALTH CARE -- 13.7%
     210    Alkermes, Inc. (D)................................     3,607
     121    Amylin Pharmaceuticals, Inc. (D)..................     5,890
     233    Applera Corp. -- Celera Genomics Group (D)........     3,150
      44    Apria Healthcare Group, Inc. (D)..................       762
      49    ArthroCare Corp. (D)..............................     2,154
     147    Ciphergen Biosystems, Inc. (D)....................       153
      60    Connetics Corp. (D)...............................       572
     249    CV Therapeutics, Inc. (D)(G)......................     3,048
     130    Cytokinetics, Inc. (D)............................       759
     319    Encysive Pharmaceuticals, Inc. (D)................     1,245
     397    Exelixis, Inc. (D)................................     3,538
      45    Healthspring, Inc. (D)............................       843
     125    Human Genome Sciences, Inc. (D)(G)................     1,217
      59    ICOS Corp. (D)....................................     1,336
      90    Immucor, Inc. ....................................     1,782
     134    Incyte Corp. (D)..................................       572

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      96    Magellan Health Services, Inc. (D)................  $  4,610
      11    Mannatech, Inc. (G) ..............................       157
     474    NPS Pharmaceuticals, Inc. (D)(G)..................     1,850
     220    Nu Skin Enterprises, Inc. Class A.................     3,149
     168    Onyx Pharmaceuticals, Inc. (D)(G).................     2,635
      47    OSI Pharmaceuticals, Inc. (D)(G)..................     1,556
     125    Quidel Corp. (D)..................................     1,192
     319    Regeneron Pharmaceuticals, Inc. (D)...............     4,362
     240    Rigel Pharmaceuticals, Inc. (D)...................     2,451
      70    Salix Pharmaceuticals Ltd. (D)....................       717
     186    STERIS Corp. .....................................     4,319
      39    Zoll Medical Corp. (D)............................     1,357
      76    Zymogenetics, Inc. (D)............................     1,432
                                                                --------
                                                                  60,415
                                                                --------
            SERVICES -- 13.4%
     114    Advisory Board Co. (D)............................     5,258
     274    BISYS Group, Inc. (D).............................     3,366
      79    Central European Media Enterprises Ltd. (D)(G)....     4,782
      85    Cerner Corp. (D)..................................     3,433
     150    Cumulus Media, Inc. Class A (D)(G)................     1,422
     101    Digital River, Inc. (D)...........................     4,524
      62    Eclipsys Corp. (D)................................     1,202
      39    Factset Research Systems, Inc. ...................     1,725
     169    Gevity HR, Inc. ..................................     3,753
      82    Imergent, Inc. (D)(G).............................     1,039
     120    ITT Educational Services, Inc. (D)................     8,057
      20    John H. Harland Co. ..............................       767
     240    Journal Register Co. .............................     1,840
       3    Lin TV Corp. (D)..................................        22
      81    Live Nation (D)...................................     1,698
      37    MAXIMUS, Inc. ....................................     1,015
      43    MoneyGram International, Inc. ....................     1,327
      46    MTS Systems Corp. ................................     1,685
      65    Open Solutions, Inc. (D)..........................     1,797
      84    Parametric Technology Corp. (D)...................     1,300
     118    Perot Systems Corp. Class A (D)...................     1,576
      60    Per-Se Technologies, Inc. (D).....................     1,427
      29    Plexus Corp. (D)..................................       733
     324    Premiere Global Services, Inc. (D)................     2,372
      68    Resources Connection, Inc. (D)....................     1,605
      37    Wright Express Corp. (D)..........................     1,111
                                                                --------
                                                                  58,836
                                                                --------
            TECHNOLOGY -- 25.8%
      39    A.O. Smith Corp. .................................     1,663
     116    Acuity Brands, Inc. ..............................     5,051
     132    Acxiom Corp. .....................................     3,222
      36    ADTRAN, Inc. .....................................       776
     325    Amkor Technology, Inc. (D)(G).....................     2,008
      88    Ansys, Inc. (D)...................................     4,029
      60    Benchmark Electronics, Inc. (D)...................     1,453
      98    Blackbaud, Inc. ..................................     2,046
     737    Brocade Communications Systems, Inc. (D)..........     4,615

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
      88    Candela Corp. (D).................................  $  1,367
     238    CSG Systems International, Inc. (D)...............     6,203
     117    Diodes, Inc. (D)..................................     4,181
     156    Dobson Communications Corp. (D)...................     1,048
     111    eFunds Corp. (D)..................................     2,330
      94    Emulex Corp. (D)..................................     1,400
      18    Equinix, Inc. (D).................................       948
     252    FuelCell Energy, Inc. (D)(G)......................     2,224
     311    Gemstar-TV Guide International, Inc. (D)..........       897
     102    Golden Telecom, Inc. .............................     2,526
     112    Hutchinson Technology, Inc. (D)...................     2,022
     125    Hyperion Solutions Corp. (D)......................     3,893
      54    Infospace, Inc. (D)...............................     1,187
      24    International Rectifier Corp. (D).................       841
     231    Intervoice, Inc. (D)..............................     1,460
     308    iPass, Inc. (D)...................................     1,563
     153    j2 Global Communications, Inc. (D)(G).............     4,295
      96    Komag, Inc. (D)(G)................................     3,674
       3    LoJack Corp. (D)..................................        46
     373    Micrel, Inc. (D)..................................     3,984
      23    MicroStrategy, Inc. (D)(G)........................     1,863
      93    Multi-Fineline Electronix, Inc. (D)...............     2,302
      46    Neustar, Inc. (D).................................     1,416
     108    Novatel, Inc. (D).................................     4,643
     103    OmniVision Technologies, Inc. (D).................     1,963
      35    Palomar Medical Technologies, Inc. (D)............     1,341
     164    Portalplayer, Inc. (D)(G).........................     1,771
      71    Semtech Corp. (D).................................       911
     212    Silicon Image, Inc. (D)...........................     2,239
      31    SiRF Technology Holdings, Inc. (D)................       588
      64    Sybase, Inc. (D)..................................     1,337
      71    Syniverse Holdings, Inc. (D)......................       993
      35    Teledyne Technologies, Inc. (D)...................     1,320
     174    THQ, Inc. (D).....................................     3,950
      50    Transaction Systems Architects, Inc. (D)..........     1,862
     135    Trident Microsystems, Inc. (D)....................     2,330
     344    Trizetto Group, Inc. (D)..........................     4,662
     280    United Online, Inc. ..............................     3,057
      73    Varian, Inc. (D)..................................     3,270
      45    Websense, Inc. (D)................................       844
                                                                --------
                                                                 113,614
                                                                --------
            TRANSPORTATION -- 4.1%
      42    Arkansas Best Corp. ..............................     1,875
      62    Continental Airlines, Inc. (D)(G).................     1,623
      41    Freighter America, Inc. (G) ......................     2,194
      65    General Maritime Corp. ...........................     2,348
     274    Knight Transportation, Inc. ......................     4,697
      37    Maritrans, Inc. (G) ..............................       838
     251    Werner Enterprises, Inc. .........................     4,511
                                                                --------
                                                                  18,086
                                                                --------
            Total common stock
              (cost $427,355).................................  $420,076
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 16.6%
            REPURCHASE AGREEMENT@ -- 3.7%
 $16,384    UBS Securities LLC Repurchase Agreement,
              5.23%, 08/01/2006...............................  $ 16,384
                                                                --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 12.8%
  56,170    BNY Institutional Cash Reserve Fund...............    56,170
                                                                --------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.1%
 $   600    4.79% 09/07/2006 (M)(S)...........................  $    597
                                                                --------
            Total short-term investments
              (cost $73,151)..................................  $ 73,151
                                                                --------
            Total investments in securities
              (cost $500,506) (C).............................  $493,227
            Other assets & liabilities........................   (53,497)
                                                                --------
            Total net assets..................................  $439,730
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.01% of total net assets at July 31, 2006.

(C) At July 31, 2006, the cost of securities for federal income tax purposes was $501,382 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 39,448
      Unrealized depreciation........................   (47,603)
                                                       --------
      Net unrealized depreciation....................  $ (8,155)
                                                       ========

(D)  Currently non-income producing.

 (G) Securities partially on loan at July 31, 2006.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(S) Security pledged as initial margin deposit for open futures contracts at July 31, 2006.
                 FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                       UNREALIZED
                             NUMBER OF                                APPRECIATION
      DESCRIPTION            CONTRACTS   POSITION     EXPIRATION     (DEPRECIATION)
      -----------            ---------   --------   --------------   --------------
      Russell Mini Futures      60         long     September 2006       $(141)
                                                                         =====

     These contracts had a market value of $4,228 as of July 31, 2006.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                      -------------       -----------    ---------------
      UBS Securities LLC Repurchase Agreement                       U.S. Treasury Bond       8.50%            2020

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 6.3%
     329    Alcoa, Inc. ......................................  $    9,845
     630    Companhia Vale do Rio Doce ADR....................      14,621
     415    Dow Chemical Co. .................................      14,365
     195    E.I. DuPont de Nemours & Co. .....................       7,734
     431    Mittal Steel Co. (G)..............................      14,738
     239    Newmont Mining Corp. .............................      12,264
                                                                ----------
                                                                    73,567
                                                                ----------
            CAPITAL GOODS -- 2.4%
     121    American Standard Cos., Inc. (G)..................       4,678
      86    Boeing Co. .......................................       6,689
     149    Deere & Co. ......................................      10,806
     142    Goodrich Corp. ...................................       5,724
                                                                ----------
                                                                    27,897
                                                                ----------
            CONSUMER CYCLICAL -- 7.7%
     215    Altria Group, Inc. ...............................      17,226
     165    Best Buy Co., Inc. ...............................       7,499
     502    D.R. Horton, Inc. ................................      10,749
     428    Dollar General Corp. .............................       5,740
     329    Federated Department Stores, Inc. ................      11,541
     606    Gap, Inc. ........................................      10,511
     403    Home Depot, Inc. (G)..............................      13,971
     230    Newell Rubbermaid, Inc. ..........................       6,065
     136    Toyota Motor Corp. (A)............................       7,169
                                                                ----------
                                                                    90,471
                                                                ----------
            CONSUMER STAPLES -- 4.7%
     106    Clorox Co. .......................................       6,372
     189    Coca-Cola Co. ....................................       8,406
     179    PepsiCo, Inc. ....................................      11,370
     251    Procter & Gamble Co. .............................      14,095
     614    Unilever N.V. NY Shares...........................      14,547
                                                                ----------
                                                                    54,790
                                                                ----------
            ENERGY -- 6.9%
     150    ConocoPhillips....................................      10,275
     164    EnCana Corp. .....................................       8,877
     631    Exxon Mobil Corp. ................................      42,751
     410    Williams Cos., Inc. ..............................       9,940
     195    XTO Energy, Inc. .................................       9,182
                                                                ----------
                                                                    81,025
                                                                ----------
            FINANCE -- 19.8%
     394    American International Group, Inc. ...............      23,901
     661    Bank of America Corp. ............................      34,077
     673    Citigroup, Inc. ..................................      32,532
     436    Countrywide Financial Corp. ......................      15,618
     502    E*Trade Financial Corp. (D).......................      11,711
     189    Federal Home Loan Mortgage Corp. .................      10,941
      56    Goldman Sachs Group, Inc. ........................       8,539
     268    ING Groep N.V.-Sponsored ADR......................      10,858
     153    Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................      21,055
      13    ORIX Corp. (A)....................................       3,289
      47    S & P 500 Depositary Receipt......................       6,042

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     166    State Street Corp. ...............................  $    9,994
     352    UBS AG............................................      19,174
     412    UnitedHealth Group, Inc. .........................      19,701
      68    Wellpoint, Inc. (D)...............................       5,088
                                                                ----------
                                                                   232,520
                                                                ----------
            HEALTH CARE -- 12.1%
     269    Abbott Laboratories...............................      12,836
     321    Amgen, Inc. (D)...................................      22,373
   1,119    Boston Scientific Corp. (D)(G)....................      19,034
     261    Bristol-Myers Squibb Co. (G)......................       6,266
     163    Cardinal Health, Inc. ............................      10,888
     630    Elan Corp. plc ADR (D)(G).........................       9,660
     374    Eli Lilly & Co. ..................................      21,249
     275    Sanofi-Aventis S.A. ADR (G).......................      13,018
     608    Schering-Plough Corp. ............................      12,425
     405    Shionogi & Co., Ltd. (A)..........................       7,675
     134    Wyeth.............................................       6,490
                                                                ----------
                                                                   141,914
                                                                ----------
            SERVICES -- 8.4%
     480    Accenture Ltd. Class A............................      14,054
     159    Autodesk, Inc. (D)................................       5,413
     323    Comcast Corp. Class A (D)(G)......................      11,098
     424    News Corp. Class A................................       8,152
   2,297    Sun Microsystems, Inc. (D)(G).....................       9,990
     223    United Parcel Service, Inc. Class B (G)...........      15,381
     319    Viacom, Inc. Class B (D)..........................      11,133
     444    Walt Disney Co. (G)...............................      13,179
     920    XM Satellite Radio Holdings, Inc. Class A
              (D)(G)..........................................      10,667
                                                                ----------
                                                                    99,067
                                                                ----------
            TECHNOLOGY -- 29.2%
     378    Adobe Systems, Inc. (D)...........................      10,785
     337    American Tower Corp. Class A (D)(G)...............      11,401
   1,157    AT&T, Inc. (G)....................................      34,694
     256    Broadcom Corp. Class A (D)........................       6,139
   1,083    Cisco Systems, Inc. (D)...........................      19,337
     547    Corning, Inc. (D).................................      10,426
   1,843    EMC Corp. (D).....................................      18,704
   1,022    Flextronics International Ltd. (D)................      11,594
   1,522    General Electric Co. .............................      49,748
      44    Google, Inc. (D)..................................      16,894
     241    Lexmark International, Inc. ADR (D)...............      13,031
     130    Lockheed Martin Corp. ............................      10,342
     429    Marvell Technology Group Ltd. (D).................       7,965
     374    Maxim Integrated Products, Inc. ..................      10,988
     561    Medtronic, Inc. ..................................      28,337
   1,056    Microsoft Corp. ..................................      25,376
     680    Oracle Corp. (D)..................................      10,186
     292    Qualcomm, Inc. ...................................      10,303
      11    Samsung Electronics Co., Ltd. (A).................       6,903
     195    Sharp Corp. (A)...................................       3,297
     915    Sprint Nextel Corp. (G)...........................      18,123

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     292    Tyco International Ltd. ..........................  $    7,605
                                                                ----------
                                                                   342,178
                                                                ----------
            TRANSPORTATION -- 0.5%
     332    Southwest Airlines Co. ...........................       5,976
                                                                ----------
            UTILITIES -- 1.3%
      48    E.On AG (A).......................................       5,807
     165    Exelon Corp. .....................................       9,569
                                                                ----------
                                                                    15,376
                                                                ----------
            Total common stock
              (cost $1,154,810)...............................  $1,164,781
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 9.8%
REPURCHASE AGREEMENTS @ -- 0.7%
$  3,038    Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $    3,038
     654    BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................         654
   1,262    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       1,262
   1,800    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................       1,800
      65    UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................          65
   1,753    UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       1,753
                                                                ----------
                                                                     8,572
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING -- 9.1%
 105,856    BNY Institutional Cash Reserve Fund...............  $  105,856
                                                                ----------
            Total short-term investments
              (cost $114,428).................................  $  114,428
                                                                ----------
            Total investments in securities (cost $1,269,238)
              (C).............................................  $1,279,209
            Other assets & liabilities                            (105,671)
                                                                ----------
            Total net assets..................................  $1,173,538
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.44% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $55,195, which represents 4.70% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,292,299 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 54,393
      Unrealized depreciation........................   (67,483)
                                                       --------
      Net unrealized depreciation....................  $(13,090)
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                           5.50%             2035
      BNP Paribas TriParty Joint Repurchase Agreement.............  FHLMC                  4.00% - 7.00%      2008 - 2033
                                                                    FNMA                   4.00% - 7.00%      2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2006 - 2007
                                                                    GNMA                           5.50%             2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.00% - 6.50%      2010 - 2036
                                                                    FNMA                   4.50% - 6.50%      2009 - 2036
      UBS Securities LLC TriParty Joint Repurchase Agreement......  FHLMC                  4.50% - 7.50%      2018 - 2036
                                                                    FNMA                  4.00% - 11.00%      2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond            3.875%             2029

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy             $2,070          $2,055          08/01/06              $15
Japanese Yen                                      Buy             1,165            1,168          08/03/06               (3)
                                                                                                                        ---
                                                                                                                        $12
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2010 FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
   AFFILIATED INVESTMENT COMPANIES -- 96.3%
EQUITY FUNDS -- 46.6%
    4       Hartford Capital Appreciation Fund, Class Y.......    $  139
   14       Hartford Disciplined Equity Fund, Class Y.........       181
    3       Hartford Global Leaders Fund, Class Y.............        49
    2       Hartford Growth Fund, Class Y (D).................        27
    1       Hartford Growth Opportunities Fund, Class Y.......        28
    2       Hartford International Capital Appreciation Fund,
              Class Y.........................................        26
    4       Hartford International Opportunities Fund, Class
              Y...............................................        60
    2       Hartford International Small Company Fund, Class
              Y...............................................        29
    2       Hartford MidCap Value Fund, Class Y...............        24
    2       Hartford Select MidCap Growth Fund, Class Y.......        25
   --       Hartford Select MidCap Value, Class Y.............         2
    1       Hartford Small Company Fund, Class Y (D)..........        28
    2       Hartford SmallCap Growth Fund, Class Y (D)........        52
    3       Hartford Value Fund, Class Y......................        32
    5       Hartford Value Opportunities Fund, Class Y........        89
                                                                  ------
            Total equity funds
              (cost $818).....................................    $  791
                                                                  ------
FIXED INCOME FUNDS -- 49.7%
   12       Hartford Floating Rate Fund, Class Y..............    $  118
    8       Hartford High Yield Fund, Class Y.................        64
   21       Hartford Inflation Plus Fund, Class Y.............       217

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
   23       Hartford Short Duration Fund, Class Y.............    $  223
   21       Hartford Total Return Bond Fund, Class Y..........       224
                                                                  ------
            Total fixed income funds
              (cost $849).....................................    $  846
                                                                  ------
            Total investments in affiliated investment
              companies
              (cost $1,667) (C)...............................    $1,637
            Other assets and liabilities......................        64
                                                                  ------
            Total net assets..................................    $1,701
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,667 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $  1
      Unrealized depreciation............................   (31)
                                                           ----
      Net unrealized depreciation........................  $(30)
                                                           ====

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2020 FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
   AFFILIATED INVESTMENT COMPANIES -- 95.6%
EQUITY FUNDS -- 60.3%
    3       Hartford Capital Appreciation Fund, Class Y.......   $  132
   12       Hartford Disciplined Equity Fund, Class Y.........      154
    4       Hartford Global Leaders Fund, Class Y.............       79
    2       Hartford Growth Fund, Class Y (D).................       39
    1       Hartford Growth Opportunities Fund, Class Y.......       40
    1       Hartford International Capital Appreciation Fund,
              Class Y.........................................       11
    3       Hartford International Opportunities Fund, Class
              Y...............................................       49
    1       Hartford International Small Company Fund, Class
              Y...............................................       22
    1       Hartford MidCap Value Fund, Class Y...............        7
    1       Hartford Select MidCap Growth Fund, Class Y.......       11
    2       Hartford Select MidCap Value, Class Y.............       26
    2       Hartford Small Company Fund, Class Y (D)..........       39
    3       Hartford SmallCap Growth Fund, Class Y (D)........       73
    5       Hartford Value Fund, Class Y......................       62
    6       Hartford Value Opportunities Fund, Class Y........      102
                                                                 ------
            Total equity funds
              (cost $851).....................................   $  846
                                                                 ------
FIXED INCOME FUNDS -- 35.3%
    7       Hartford Floating Rate Fund, Class Y..............   $   66
    3       Hartford High Yield Fund, Class Y.................       26
   11       Hartford Inflation Plus Fund, Class Y.............      114
   14       Hartford Short Duration Fund, Class Y.............      133
   15       Hartford Total Return Bond Fund, Class Y..........      155
                                                                 ------
            Total fixed income funds
              (cost $497).....................................   $  494
                                                                 ------
            Total investments in affiliated
              investment companies
              (cost $1,348) (C)...............................   $1,340
            Other assets and liabilities......................       63
                                                                 ------
            Total net assets..................................   $1,403
                                                                 ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,348 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $  5
      Unrealized depreciation............................   (13)
                                                           ----
      Net unrealized depreciation........................  $ (8)
                                                           ====

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2030 FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
   AFFILIATED INVESTMENT COMPANIES -- 89.0%
EQUITY FUNDS -- 69.5%
    2       Hartford Capital Appreciation Fund, Class Y.......     $ 91
    6       Hartford Disciplined Equity Fund, Class Y.........       77
    3       Hartford Global Leaders Fund, Class Y.............       52
    1       Hartford Growth Fund, Class Y(D)..................       11
    1       Hartford Growth Opportunities Fund, Class Y.......       28
    1       Hartford International Capital Appreciation Fund,
              Class Y.........................................       13
   --       Hartford International Opportunities Fund, Class
              Y...............................................        5
    2       Hartford International Small Company Fund, Class
              Y...............................................       32
   --       Hartford MidCap Value Fund, Class Y...............        5
    1       Hartford Select MidCap Growth Fund, Class Y.......       12
    1       Hartford Select MidCap Value, Class Y.............       15
    3       Hartford Small Company Fund, Class Y(D)...........       55
    1       Hartford SmallCap Growth Fund, Class Y (D)........       43
    3       Hartford Value Fund, Class Y......................       36
    3       Hartford Value Opportunities Fund, Class Y........       50
                                                                   ----
            Total equity funds
              (cost $532).....................................     $525
                                                                   ----
FIXED INCOME FUNDS -- 19.5%
    5       Hartford Inflation Plus Fund, Class Y.............     $ 52
    3       Hartford Short Duration Fund, Class Y.............       29
    6       Hartford Total Return Bond Fund, Class Y..........       66
                                                                   ----
            Total fixed income funds
              (cost $147).....................................     $147
                                                                   ----
            Total investments in affiliated
              investment companies
              (cost $679) (C).................................     $672
            Other assets and liabilities......................       83
                                                                   ----
            Total net assets..................................     $755
                                                                   ====

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $679 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

     Unrealized appreciation............................  $ 2
     Unrealized depreciation............................   (9)
                                                          ---
     Net unrealized depreciation........................  $(7)
                                                          ===

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 94.5%
            GENERAL OBLIGATIONS -- 16.4%
 $  500     California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Bridges GO
              FSA 07/01/2022..................................   $   542
    900     California Kindergarten University,
              3.55%, 05/01/2034 (L)...........................       900
    160     California Statewide Cmntys Dev Auth,
              5.25%, Var-Kaiser-C 08/01/2031..................       167
    650     Chico, CA,
              5.00%, Redevelopment Agency Tax Allocation
              04/01/2027......................................       673
    225     Irvine, CA,
              5.20%, Cmnty Facs Dost No 2005-2 09/01/2026.....       226
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 07/01/2030........................       258
  1,000     San Francisco, CA,
              5.00%, California Toll Bridge Rev 04/01/2031....     1,039
                                                                 -------
                                                                   3,805
                                                                 -------
            HEALTH CARE/SERVICES -- 6.5%
    200     California ABAG FA for Non-Profit Corp.,
              5.375%, San Diego Hospital Assoc 03/01/2021.....       207
    250     California Health Fac FA,
              5.25%, Catholic Healthcare West 07/01/2023......       258
    300     California Public Works Board,
              5.00%, Dept of Health Services Richmond Lab
              11/01/2030......................................       308
    200     California Public Works Board,
              5.375%, Dept of Mental Health Patton
              04/01/2028......................................       209
    250     California State Comm DA,
              6.00%, Health Services Rev 10/01/2023...........       272
    250     California Statewide Community DA,
              5.25%, Daughters of Charity Health 07/01/2030...       257
                                                                 -------
                                                                   1,511
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 18.8%
    200     California Educational Fac Auth Rev,
              5.00%, 01/01/2025...............................       201
    455     California Educational Fac Auth Rev,
              5.00%, 10/01/2025...............................       458
    300     California Educational Fac Auth Rev,
              5.00%, 12/01/2025...............................       305
    630     California Educational Fac Auth Rev,
              5.00%, 04/01/2030...............................       637
    180     California Educational Fac Auth,
              5.00%, La Verne University 06/01/2031...........       181
    750     California Educational Fac Auth,
              5.00%, University of the Pacific 11/01/2036.....       759
    250     California State Comm DA,
              6.75%, John F. Kennedy University Rev
              10/01/2033......................................       260

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION -- (CONTINUED)
 $1,000     California State University Rev,
              5.00%, 11/01/2028...............................   $ 1,035
    175     California Statewide Community DA,
              4.875%, 10/01/2035..............................       170
    250     Poway, CA,
              5.125%, University School Dist Special Tax
              09/01/2026......................................       250
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       111
                                                                 -------
                                                                   4,367
                                                                 -------
            HOUSING (HFA'S, ETC.) -- 2.8%
    650     California Economy Recovery,
              3.67%, 01/01/2012 (L)...........................       650
                                                                 -------
            LAND DEVELOPMENT -- 6.7%
    350     Burbank, CA,
              5.50%, FA Rev South San Fernando Redev Proj B
              12/01/2023......................................       361
    400     Fontana, CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj 10/01/2027.....................       409
    250     Oakland, CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 09/01/2033...........................       255
    200     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              09/01/2026......................................       203
    175     San Diego, CA,
              5.30%, Redev Agency Tax AllocationNorth Park
              Redev Proj 09/01/2016...........................       179
    150     San Diego, CA,
              5.60%, Redev Agency Tax AllocationNorth Bay
              Redev Proj 09/01/2017...........................       156
                                                                 -------
                                                                   1,563
                                                                 -------
            MISCELLANEOUS -- 22.1%
    100     Azusa, CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove 09/01/2021.................................       103
     50     Beaumont, CA,
              7.25%, FA Rev 09/01/2020........................        53
    200     California Kings River Conservation Dist,
              5.00%, Rev Ref Partner Peaking Project
              05/01/2013......................................       209
    400     Contra Costa County, CA,
              5.625%, Pub FA Tax Alloc 08/01/2033.............       413
    200     Elk Grove, CA,
              5.85%, Special Tax East Franklin Comm
              08/01/2036......................................       208
    400     Huntington Park, CA,
              5.25%, Public FA Rev Ref 09/01/2019.............       436
    135     Indio, CA,
              5.00%, Public FA Rev Local Agency 09/02/2014....       135

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $   57     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assess #2002-3 GO 09/02/2027....................   $    59
  1,000     Kern County, CA,
              6.00%, California Tobacco Securitization Agency
              06/01/2029......................................     1,054
    250     Lake Elsinore, CA,
              5.15%, Special Tax Comm Fac Dist 3 -- Area 1
              09/01/2025......................................       252
    200     Lake Elsinore, CA,
              5.35%, Special Tax Comm Fac Dist 2005-1-A
              09/01/2036......................................       200
    100     Lake Elsinore, CA,
              5.85%, Special Tax Impt Comm Fac Dist #2-A
              09/01/2024......................................       104
    310     Long Beach, CA,
              5.00%, Harbor Rev Ref 05/15/2015................       325
    300     Oceanside, CA,
              5.70%, Comm Dev 09/01/2025......................       313
    100     Perris, CA,
              6.25%, Public FA Local Agency Rev 09/01/2033....       108
    200     Roseville, CA,
              5.25%, Special Tax CFD #1 09/01/2025............       201
    250     Sacramento, CA,
              5.00%, North Natomas Comm Fac 09/01/2025........       248
    425     Solano, CA,
              5.25%, MBIA 11/01/2021..........................       451
    250     Virgin Islands Public FA,
              6.125%, Revhovenska Refinery 07/01/2022.........       272
                                                                 -------
                                                                   5,144
                                                                 -------
            POLLUTION CONTROL -- 1.1%
    250     California PCR,
              3.50%, Pacific Gas & Elec 12/01/2023............       249
                                                                 -------
            PUBLIC FACILITIES -- 8.8%
    250     California Public Works Board,
              5.00%, Dept of Corrections Ref 12/01/2018.......       264
    100     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 09/01/2022...............................       112
    250     Jurupa, CA,
              5.20%, Special Tax 09/01/2036 (Q)...............       250
    100     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              09/01/2032......................................       102
    110     Moreno Valley, CA,
              5.60%, USD Comm Fac Special Tax #02-1
              09/01/2017......................................       113
    100     Orange County, CA,
              5.20%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 08/15/2019................................       102

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            PUBLIC FACILITIES -- (CONTINUED)
 $  200     Orange County, CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 08/15/2022................................   $   203
    250     Tustin, CA,
              5.60%, USD Comm Fac Dist Special Tax #97 Jr Lien
              09/01/2029......................................       252
    200     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10/01/2021......................................       206
    300     William S. Hart Union High School Dist,
              5.25%, 09/01/2026...............................       301
    125     William S. Hart Union High School Dist,
              5.85%, Special Tax Comm Fac #2002-1
              09/01/2022......................................       131
                                                                 -------
                                                                   2,036
                                                                 -------
            TRANSPORTATION -- 0.7%
    165     Orange County, CA,
              5.05%, Special Assessment 09/02/2033............       166
                                                                 -------
            UTILITIES -- COMBINED -- 1.2%
    250     California State Water Dept,
              5.875%, Res Power Supply Rev 05/01/2016.........       280
                                                                 -------
            UTILITIES -- GAS -- 1.3%
    300     Chula Vista, CA,
              5.30%, IDR Daily San Diego Gas 07/01/2021.......       315
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 6.4%
    500     Atwater, CA,
              5.50%, Public FA Sewer & Water Project
              05/01/2028......................................       507
    250     Big Bear Muni Water Dist,
              5.00%, 1991 Ref Lake Imports 11/01/2024.........       249
    100     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 09/01/2018.............................       102
    250     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 06/01/2035......       263
    150     Lee Lake, CA,
              5.75%, Water Dist Comm Fac Dist #3 Special Tax
              Retreat 09/01/2023..............................       155
    200     Santa Margarita, CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-19/01/2030..................................       209
                                                                 -------
                                                                   1,485
                                                                 -------
            WASTE DISPOSAL -- 1.7%
    375     Stockton, CA,
              5.20%, Wastewater Sys Proj MBIA 09/01/2029......       390
                                                                 -------
            Total municipal bonds
              (cost $21,532)..................................   $21,961
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
 $1,101     Dreyfus Basic California Municipal Money Market
              Fund, current Rate -- 3.20% (L).................   $ 1,101
                                                                 -------
            Total short-term investments
              (cost $1,101)...................................   $ 1,101
                                                                 -------
            Total investments in securities
              (cost $22,633) (C)..............................   $23,062
            Other assets and liabilities......................       177
                                                                 -------
            Total net assets..................................   $23,239
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $22,633 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $480
      Unrealized depreciation............................   (51)
                                                           ----
      Net unrealized appreciation........................  $429
                                                           ====

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $250.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      COMM  -- Community
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 95.9%
            AIRPORT REVENUES -- 4.5%
 $  500     Minneapolis & St Paul, MN,
              5.00%, Airport Commission 01/01/2035............   $   513
  1,000     Minneapolis & St. Paul, MN,
              5.625%, Airport Commission FGIC
              AMT 01/01/2018..................................     1,050
                                                                 -------
                                                                   1,563
                                                                 -------
            GENERAL OBLIGATIONS -- 22.7%
  1,000     Anoka-Hennepin, MN,
              5.00%, ISD #11 GO Credit Enhancement
              Prog 02/01/2015.................................     1,040
  1,300     Becker, MN,
              6.00%, ISD #726 GO FSA 02/01/2017...............     1,387
    500     Brainerd, MN,
              5.375%, ISD #181 GO FGIC 02/01/2016.............       538
    250     Minneapolis, MN,
              5.00%, Parking Assess GO 12/01/2020.............       263
  1,000     Minnesota,
              5.25%, GO 08/01/2016............................     1,043
    785     Mounds View, MN,
              5.25%, ISD #621 GO 02/01/2014...................       826
  1,000     Puerto Rico Commonwealth Public Fin Corp Approp,
              5.75%, GO 08/01/2027............................     1,062
  1,950     Rosemount, MN,
              5.70%, ISD #196 GO MBIA 04/01/2015 (M)..........     1,335
    300     St. Louis Park, MN, Ref-Roitenberg Family Asstd
              PJ,
              5.55%, 08/15/2029 (Q)...........................       301
                                                                 -------
                                                                   7,795
                                                                 -------
            HEALTH CARE/SERVICES -- 19.1%
    250     Bemidji, MN, Health Care Facility,
              5.00%, 09/01/2021...............................       256
    250     Bemidji, MN, Health Care Facility,
              5.00%, 09/01/2024...............................       256
  1,130     Duluth, MN,
              5.50%, Econ DA Health Care Fac Rev Benedictine
              Health Sys St Mary 02/15/2023...................     1,184
    250     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11/15/2018......................................       273
  1,000     Minnesota Agriculture and Econ Dev Healthcare Fac,
              5.25%, Benedictine Health 02/15/2014............     1,052
    330     Northfield, MN,
              5.375%, Hospital Rev 11/01/2031.................       340
    335     St Paul, MN,
              6.00%, Hsg & Redev Auth Hospital Rev
              11/15/2025......................................       361
    750     Stillwater, MN,
              5.00%, Health System Obligation Group
              06/01/2035......................................       759

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE/SERVICES -- (CONTINUED)
 $  725     Todd, Morrison, Cass, & Wadena County, MN,
              5.25%, United Hospital Lakewood Health Care Fac
              12/01/2026......................................   $   749
  1,000     Waconia, MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj 01/01/2019.................................     1,064
    250     Willmar, MN,
              5.00%, Rice Memorial Hospital Proj FSA
              02/01/2025......................................       259
                                                                 -------
                                                                   6,553
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 13.2%
    350     Minnesota Higher Education FA,
              5.25%, College of St Benedict 03/01/2024........       361
  1,000     Minnesota Higher Education FA,
              5.40%, Univ of St Thomas 04/01/2023.............     1,026
    300     Minnesota State Higher Education FA,
              5.00%, 05/01/2026...............................       303
    500     Minnesota State Higher Education FA,
              5.00%, Augsburg College 05/01/2020..............       510
    500     Minnesota State Higher Education FA,
              5.00%, Augsburg College 05/01/2023..............       507
    115     University of Minnesota,
              3.64%, 01/01/2034 (L)...........................       115
     80     University of Minnesota,
              3.64%, 07/01/2008 (L)...........................        80
  1,000     University of Minnesota,
              5.75%, 07/01/2018...............................     1,149
    270     University Virgin Islands,
              5.125%, 12/01/2022..............................       273
    100     University Virgin Islands,
              5.25%, 12/01/2023...............................       102
    125     University Virgin Islands,
              5.25%, 12/01/2024...............................       127
                                                                 -------
                                                                   4,553
                                                                 -------
            HOUSING (HFA'S, ETC.) -- 8.4%
     80     Minneapolis, MN,
              6.00%, Redev Mtg Rev Riverplace Proj
              01/01/2020......................................        80
    790     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020...............................       798
  1,000     Rochester Minnesota Health Care Facilities Revenue
              Bond,
              5.00%, 11/15/2036...............................     1,033
    450     St Paul, MN,
              6.25%, Housing Redev Hope Comm Academy Proj
              12/01/2019......................................       467
    500     Woodbury Minnesota Municipal Bond,
              5.75%, 06/01/2041...............................       499
                                                                 -------
                                                                   2,877
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- 8.6%
 $1,000     Golden Valley, MN,
              5.875%, Breck School Proj Rev 10/01/2019........   $ 1,057
    250     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12/01/2022......................................       251
    500     St Paul, MN,
              5.00%, PA Lease Rev 12/01/2019..................       517
    300     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12/01/2022..............................       304
    750     Virgin Islands Public FA,
              6.125%, Revhovenska Refinery 07/01/2022.........       816
                                                                 -------
                                                                   2,945
                                                                 -------
            POLLUTION CONTROL -- 1.4%
    500     Cohasset, MN,
              4.95%, Pollution Control Rev Ref Coll Allete
              Inc. Proj 07/01/2022............................       501
                                                                 -------
            PUBLIC FACILITIES -- 2.5%
    835     Minnesota Agricultural Society,
              5.125%, State Fair Rev 09/15/2023...............       852
                                                                 -------
            TRANSPORTATION -- 5.3%
    750     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 05/01/2013.....................       730
  1,000     Puerto Rico Commonwealth Highway & Transportation
              Auth,
              5.50%, FSA 07/01/2013...........................     1,095
                                                                 -------
                                                                   1,825
                                                                 -------
            UTILITIES -- COMBINED -- 0.9%
    300     Princeton, MN,
              5.00%, Public Utility Sys Rev 04/01/2024........       303
                                                                 -------
            UTILITIES -- ELECTRIC -- 4.5%
    500     Chaska, MN,
              5.00%, Electric Rev 10/01/2030..................       510
    500     Minnesota Power Agency,
              5.25%, Electric Rev 10/01/2019..................       529
    500     Northern MN Municipal Power Agency,
              5.30%, Elec Sys Rev FSA 01/01/2021..............       519
                                                                 -------
                                                                   1,558
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 4.8%
    500     Minneapolis, MN,
              4.75%, Metro Council Water Treatment
              12/01/2016......................................       523
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth
              Rev,
              6.25%, 07/01/2013...............................     1,115
                                                                 -------
                                                                   1,638
                                                                 -------
            Total municipal bonds
              (cost $31,830)..................................   $32,963
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- 4.7%
            FINANCE -- 4.7%
 $1,618     State Street Bank Tax Free Money Market, current
              rate -- 3.03% (L)...............................   $ 1,618
                                                                 -------
            Total short-term investments
              (cost $1,618)...................................   $ 1,618
                                                                 -------
            Total investments in securities (cost $33,448)
              (C).............................................   $34,581
            Other assets and liabilities......................      (200)
                                                                 -------
            Total net assets..................................   $34,381
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $33,448 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,204
      Unrealized depreciation..........................     (71)
                                                         ------
      Net unrealized appreciation......................  $1,133
                                                         ======

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $300.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 99.5%
            ALABAMA -- 1.7%
 $1,855     Huntsville, AL,
              5.25%, GO 05/01/2022............................  $  1,988
                                                                --------
            ALASKA -- 0.9%
  1,000     Anchorage, AK,
              5.00%, Anchorage Convention Center 09/01/2034...     1,027
                                                                --------
            ARIZONA -- 4.6%
    560     Arizona Sundance Comm Fac Dist,
              5.125%, 07/15/2030..............................       557
    431     Arizona Sundance Comm Fac Dist,
              7.125%, Special Assess Rev #2 07/01/2027 (I)....       456
  1,800     Phoenix, AZ,
              6.25%, GO 07-01-2017............................     2,127
  1,000     Pima County, AZ,
              5.60%, Noah Webster Basic School 12/15/2019.....       988
  1,100     Pima County, AZ,
              5.75%, Charter Schools Proj 07/01/2016..........     1,107
    200     Vistancia, AZ,
              6.75%, Community Fac Dist GO 07/15/2022.........       211
                                                                --------
                                                                   5,446
                                                                --------
            CALIFORNIA -- 17.1%
  1,800     California Educational Fac Auth Rev,
              5.00%, 01/01/2025...............................     1,806
    990     California Educational Fac Auth Rev,
              5.00%, 12/01/2025...............................     1,006
    820     California Educational Fac Auth,
              5.00%, La Verne University 06/01/2031...........       823
  1,000     California Educational Fac Auth,
              5.00%, University of the Pacific 11/01/2036.....     1,012
    500     California GO,
              6.75%, 08/01/2011...............................       564
  1,000     California State Public Works Board,
              5.25%, 06/01/2030...............................     1,043
     80     California State Water Dept,
              5.50%, Water Res Dev 12/01/2010.................        86
    750     California State Water Dept,
              5.875%, Res Power Supply Rev 05/01/2016.........       839
    465     California Statewide Comm Dev Auth,
              5.25%, Var-Kaiser-C 08/01/2031..................       484
    350     California Statewide Comm DA,
              4.875%, 10/01/2031..............................       343
    325     California Statewide Comm DA,
              4.875%, 10/01/2035..............................       317
    750     California Statewide Comm DA,
              5.25%, Daughters of Charity Health 07/01/2030...       770
    250     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 09/01/2021...............................       281

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CALIFORNIA -- (CONTINUED)
 $  250     Capistrano, CA,
              5.90%, USD Comm Fac Dist Special Tax #90-2
              Talega 09/01/2020...............................  $    281
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 09/01/2018.............................        97
    625     Indio, CA,
              5.625%, Public FA Rev Local Agency 09/02/2018...       632
     38     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assess #2002-3 GO 09/02/2027....................        39
    400     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              09/01/2032......................................       408
    750     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 06/01/2035......       790
    500     Moreno Valley, CA,
              6.00%, USD Comm Fac Dist Special Tax #2002-1
              09/01/2022......................................       524
    700     Oceanside, CA,
              5.70%, Comm Dev 09/01/2025......................       731
    835     Orange County, CA,
              5.05%, Special Assesment 09/02/2033.............       839
    535     Palm Springs, CA,
              5.50%, Comm Redev Agency 09/01/2023.............       556
    495     Perris, CA,
              6.25%, Public FA Local Agency Rev 09/01/2033....       534
  1,000     Pomona, CA,
              5.50%, Public FA Rev Sub-Merged Redev
              02/01/2023......................................     1,036
    320     Sacramento, CA,
              5.00%, North Natomas Comm Fac 09/01/2025........       318
    500     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              09/01/2026......................................       507
  1,000     San Francisco, CA,
              3.47%, Bay Area Toll Authority 04/01/2039 (L)...     1,000
  1,800     San Jose, CA,
              4.91%, Santa Clara County Univ 08/01/2027 (M)...       657
  1,000     San Manuel, CA,
              4.50%, Entertainment Auth Public Improvement
              12/01/2016 (I)..................................       990
    800     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10/01/2021......................................       823
                                                                --------
                                                                  20,136
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            COLORADO -- 1.7%
 $1,000     Charter School Banning Lewis,
              6.125%, 12/15/2035..............................  $  1,017
  1,000     Woodmen Heights Co,
              6.75%, Metered Dist #1 Rev 12/01/2020...........     1,047
                                                                --------
                                                                   2,064
                                                                --------
            CONNECTICUT -- 0.9%
  1,000     Mashantucket West Pequot,
              5.50%, 09/01/2036 (I)...........................     1,031
                                                                --------
            FLORIDA -- 5.4%
  1,000     Amelia Walk Community Development,
              5.50%, 05/01/2037...............................     1,005
    965     Bellalgo, FL,
              5.85%, Education Fac Benefits Dist Capital
              Improvement Rev 05/01/2022......................       983
    485     Colonial Country Club Comm Dev Dist, FL,
              6.40%, Cap Impr Rev 05/01/2033..................       513
  1,250     Florida Dept of Environmental Protection
              Preservation,
              5.375%, MBIA 07/01/2015.........................     1,350
    235     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj 05/01/2010.....       236
  1,500     Highland County, FL,
              5.25%, Adventist Hospital 11/15/2036............     1,550
    750     Hollywood, FL,
              5.125%, Comm Redev Agency 03/01/2014............       753
                                                                --------
                                                                   6,390
                                                                --------
            GEORGIA -- 4.3%
    750     Augusta, GA,
              5.15%, Airport Rev Passenger Fac Charge
              01/01/2035......................................       758
  1,105     Fulton County, GA,
              5.375%, School Dist GO 01/01/2018...............     1,226
     35     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC 01/01/2014.......        39
  1,765     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC Part (Prerefunded
              with State and Local Gov't Securities)
              01/01/2014......................................     1,963
    945     Georgia Municipal Electric Auth,
              6.50%, Power Rev 01/01/2017.....................     1,098
     15     Georgia Municipal Electric Auth,
              6.50%, Power Rev (Prerefunded with U.S. Gov't
              Securities) 01/01/2017..........................        17
     40     Georgia Municipal Electric Auth,
              6.50%, Power Rev Ser Y 01/01/2017...............        47
                                                                --------
                                                                   5,148
                                                                --------
            IDAHO -- 0.9%
  1,000     Madison County, ID,
              5.25%, Hospital Revenue 09/01/2030..............     1,011
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            ILLINOIS -- 6.1%
 $  445     Bolingbrook, IL,
              6.25%, Sales Tax Rev 01/01/2024 (M).............  $    415
    960     Chicago, IL,
              5.25%, Board of Education GO MBIA 12/01/2019....     1,014
  1,000     Chicago, IL,
              6.75%, Tax Increment Allocation Jr Lien Pilsen
              Redev B 06/01/2022..............................     1,029
    500     Illinois Education FA,
              5.70%, Augustana College Ser A 10/01/2032.......       521
  1,000     Illinois FA,
              5.00%, Illinois Institute of Technology
              04/01/2036......................................     1,005
    500     Plano, IL,
              6.10%, Lakewood Springs Proj Special Services
              Area 03/01/2035.................................       500
    500     Round Lake, IL,
              6.70%, Special Tax Rev 03/01/2033...............       532
  1,000     Wauconda, IL,
              6.625%, Special Service Area #1 Special Tax
              Liberty Lakes Proj 03/01/2033...................     1,052
    975     Yorkville, IL,
              6.875%, United City Special Service Area Tax
              #2003-100 Raintree Village Proj 03/01/2033......     1,030
                                                                --------
                                                                   7,098
                                                                --------
            KANSAS -- 2.7%
  1,500     Kansas City, KS,
              5.00%, Wyandotte County University Special
              Obligation Rev 12/01/2020.......................     1,530
    260     La Cygne, KS,
              4.65%, Kansas City Power & Light 09/01/2035.....       257
    500     Lawrence, KS,
              5.125%, Lawrence Memorial Hospital, 07/01/2036
              (Q).............................................       511
  1,000     Salina, KS,
              4.625%, Salina Regional Health Hospital Rev
              10/01/2031......................................       962
                                                                --------
                                                                   3,260
                                                                --------
            KENTUCKY -- 0.1%
    150     Boone County, KY,
              4.70%, Pollution Control Dayton Power & Light
              01/01/2028......................................       151
                                                                --------
            LOUISIANA -- 0.4%
    500     Louisiana Public FA Rev,
              5.50%, Ochsner Clinic Foundation Proj
              05/15/2027......................................       516
                                                                --------
            MARYLAND -- 1.0%
  1,000     Maryland Economic Dev Corp,
              6.50%, Student Housing Rev Univ of Maryland
              College Park Proj 06/01/2027....................     1,149
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MASSACHUSETTS -- 1.7%
 $1,000     Massachusetts State Health & Education Fac,
              3.52%, 07/01/2029 (L)...........................  $  1,000
    940     Massachusetts,
              5.25%, GO Consolidated Loan 03/01/2021..........     1,004
     60     Massachusetts,
              5.25%, GO Consolidated Loan FSA (Prerefunded
              with U.S. Gov't Securities) 03/01/021...........        64
                                                                --------
                                                                   2,068
                                                                --------
            MICHIGAN -- 4.2%
    500     Detroit, MI,
              5.50%, GO MBIA 04/01/2020.......................       536
  1,750     Detroit, MI,
              6.50%, Water Supply Sys Ref Rev FGIC
              07/01/2015......................................     2,055
  1,000     Macomb County, MI,
              5.75%, Hosp FA Rev Mt Clemens Gen Hospital
              11/15/2025......................................     1,046
    500     Michigan Hosp FA,
              5.625%, Rev Ref Henry Ford Health Sys
              03/01/2017......................................       547
    750     Michigan Strategic Fund Ltd,
              5.50%, Rev Ref Dow Chemical Proj AMT
              12/01/2028......................................       797
                                                                --------
                                                                   4,981
                                                                --------
            MINNESOTA -- 3.7%
    250     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 05/01/2013.....................       243
    750     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11/15/2018......................................       818
    790     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020...............................       798
    500     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12/01/2022......................................       503
    665     St Paul, MN,
              6.00%, Hsg & Redev Auth Hospital Rev
              11/15/2025......................................       716
    500     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12/01/2022..............................       507
    860     St. Paul, MN,
              6.00%, Housing & Redev Auth Lease Rev
              12/01/2018......................................       855
                                                                --------
                                                                   4,440
                                                                --------
            MISSISSIPPI -- 0.2%
    250     Lowndes County, MS,
              6.80%, Solid Waste Disposal & Poll Control Rev
              Ref Weyerhaeuser Co Proj 04/01/2022.............       295
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            MISSOURI -- 0.4%
 $  500     Branson, MO,
              5.50%, State Dev Fin Board Infrastructure
              12/01/2032......................................  $    517
                                                                --------
            NEVADA -- 1.8%
  1,000     Clark County, NV,
              6.375%, Impt Dist #142 08/01/2023...............     1,041
  1,115     North Las Vegas Nevada Loc Impt,
              5.10%, 12/01/2022...............................     1,123
                                                                --------
                                                                   2,164
                                                                --------
            NEW HAMPSHIRE -- 1.5%
    750     New Hampshire Health & Education FA,
              5.60%, Elliot Hospital 10/01/2022...............       786
  1,000     New Hampshire Health & Education Facilities,
              5.25%, 06/01/2036...............................       999
                                                                --------
                                                                   1,785
                                                                --------
            NEW JERSEY -- 3.1%
  1,250     Middlesex County, NJ,
              5.00%, Improvement Auth Street Student Housing
              Proj 08/15/2018.................................     1,284
    750     New Jersey Education FA,
              5.125%, Stevens Institute of Technology
              07/01/2022......................................       769
    275     New Jersey Education FA,
              6.00%, Fairleigh Dickinson University
              07/01/2025......................................       297
    500     New Jersey Education FA,
              6.50%, Georgian Court College 07/01/2033........       550
    800     New Jersey,
              5.625%, Economic DA Rev Cigarette Tax
              06/15/2019......................................       835
                                                                --------
                                                                   3,735
                                                                --------
            NEW MEXICO -- 0.6%
    665     Cabezon, NM,
              5.20%, Public Improvement District 09/01/2015...       662
                                                                --------
            NEW YORK -- 7.0%
    575     Cattaraugus County, NY,
              5.10%, 05/01/2031...............................       576
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              07/01/2022......................................       257
    550     Erie County, NY,
              6.75% IDA Charter School Applied Tech Proj-A
              06/01/2020......................................       542
  1,000     Liberty, NY,
              5.25%, Corp Dev Goldman Sachs Headquarters
              10/01/2035......................................     1,095
    800     New York Dorm Auth,
              5.25%, Methodist Hospital 07/01/2019............       836
    500     New York State Govt Assistance Corp.,
              3.59%, 04/01/2019 (L)...........................       500

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            NEW YORK -- (CONTINUED)
 $1,000     New York, NY,
              5.50%, IDA Terminal One Group Assoc Project
              01/01/2024......................................  $  1,052
    895     New York, NY,
              5.75%, GO 03/01/2016............................       976
    105     New York, NY,
              5.75%, GO Prere 03/01/2016......................       116
    300     Saratoga, NY,
              5.00%, IDA Saratoga Hospital Proj 12/01/2013....       307
  1,000     Suffolk County, NY,
              5.00%, Jeffersons Ferry Proj 11/01/2028.........     1,004
    620     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12/01/2014......................................       669
    400     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 01/01/2024............       420
                                                                --------
                                                                   8,350
                                                                --------
            NORTH CAROLINA -- 0.9%
    500     North Carolina Eastern Municipal Power Agency,
              5.375%, Power Sys Rev Ref 01/01/2017............       525
    500     North Carolina Municipal Power Agency,
              5.50%, Catawba Elec Rev 01/01/2014..............       530
                                                                --------
                                                                   1,055
                                                                --------
            OHIO -- 1.5%
    300     Cuyahoga County, OH,
              5.50%, Rev Ref Class A 01/01/2029...............       316
  1,270     Hamilton, OH,
              6.15%, School Dist Improvement 12/01/2016.......     1,478
                                                                --------
                                                                   1,794
                                                                --------
            OTHER U.S. TERRITORIES -- 1.7%
  1,000     Puerto Rico Commonwealth,
              5.00%, Ref GO 07/01/2030........................     1,033
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       111
    750     Virgin Islands Public FA,
              6.125%, Revhovenska Refinery 07/01/2022.........       816
                                                                --------
                                                                   1,960
                                                                --------
            PENNSYLVANIA -- 4.7%
    545     Carbon County, PA,
              6.65%, IDA Res Recovery Panther Creek Partners
              Proj AMT 05/01/2010.............................       570
  1,000     Lehigh County, PA,
              5.375%, Saint Lukes Bethlehem Hospital
              08/15/2033......................................     1,031
    800     Montgomery County, PA,
              6.125%, IDA Whitemarsh Continuing Care Proj
              02/01/2028......................................       842

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            PENNSYLVANIA -- (CONTINUED)
 $1,000     Pennsylvania Higher Education FA,
              3.66%, Carnegie Mellon A 11/01/2025 (L).........  $  1,000
  1,100     Pennsylvania Higher Education FA,
              3.66%, Carnegie Mellon C 11/01/2029 (L).........     1,100
  1,000     Pennsylvania Higher Education FA,
              5.25%, Widener University 07/15/2024............     1,032
                                                                --------
                                                                   5,575
                                                                --------
            RHODE ISLAND -- 5.5%
  1,000     Central Falls, RI,
              6.75%, Detention FA Fac Rev 01/15/2013..........     1,045
    250     Rhode Island Health & Education Bldg Corp,
              6.50%, Hospital Fin 08/15/2032..................       285
  5,000     Rhode Island,
              6.00%, Tobacco Settlement Funding Corp
              06/01/2023......................................     5,215
                                                                --------
                                                                   6,545
                                                                --------
            SOUTH CAROLINA -- 1.5%
  1,000     Dorchester County, SC,
              5.25%, School Dist #2 Installment Pur Rev Growth
              Remedy Oppty Hike 12/01/2024....................     1,041
    750     Lancaster County, SC,
              5.45%, Sun City Carolina Lakes Improvement
              12/01/2037......................................       759
                                                                --------
                                                                   1,800
                                                                --------
            TENNESSEE -- 2.2%
  2,000     Johnson City, TN, Health & Educational Facs Board
              Hospital Rev 07/01/2036.........................     2,084
    500     McMinn County, TN,
              7.625%, IDA PCR Calhoun Newsprint Co Proj
              03/01/2016......................................       501
                                                                --------
                                                                   2,585
                                                                --------
            TEXAS -- 3.0%
  1,000     Brazos River Authority,
              5.00%, Pollution Control Rev 03/01/2041.........       980
  1,000     Matagorda County, TX,
              5.60%, Navigation Dist #1 Rev Ref Centerpoint...     1,033
            Energy Proj 03/01/2027
    500     Sam Rayburn Municipal Power Agency,
              5.50%, Rev Ref 10/01/2010.......................       522
  1,000     Willacy County, TX,
              6.00%, GO 03/01/2009............................     1,013
                                                                --------
                                                                   3,548
                                                                --------
            UTAH -- 0.5%
    500     Utah GO,
              5.375%, 07/01/2011..............................       535
                                                                --------
            VERMONT -- 0.4%
    500     Vermont Economic DA,
              5.38%, GO 05/01/2036............................       503
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            VIRGINIA -- 3.4%
 $  500     Norfolk, VA,
              6.00%, Redev & Housing Auth First Mort
              Retirement Comm 01/01/2025......................  $    509
  1,000     Peninsula, VA,
              6.00%, Port Auth Fac CSX Transport Proj Rev Ref
              12/15/2012......................................     1,074
  1,000     Virginia College Bldg Auth,
              5.00%, Edl Facs Rev Regent Univ PJ 06/01/2036
              (Q).............................................     1,005
  1,455     Virginia Tobacco Settlement Funding Corp,
              5.50%, 06/01/2026...............................     1,494
                                                                --------
                                                                   4,082
                                                                --------
            WASHINGTON -- 0.6%
    670     King County, WA,
              5.00%, ISD #210 GO 06/01/2019...................       696
                                                                --------
            WISCONSIN -- 1.6%
  1,305     Sparta, WI,
              5.90%, School Dist Ref GO FGIC 03/01/2016.......     1,397
    500     Wisconsin Housing & Economic Dev Auth,
              4.85%, GO Home Ownership Rev 09/01/2017.........       512
                                                                --------
                                                                   1,909
                                                                --------
            Total municipal bonds
              (cost $114,092)                                   $117,999
                                                                --------
SHORT-TERM INVESTMENTS -- 2.3%
            FINANCE -- 2.3%
  2,740     State Street Bank Tax Free Money Market, current
              rate -- 3.03% (L)...............................  $  2,740
                                                                --------
            Total short-term investments
              (cost $2,740)...................................  $  2,740
                                                                --------
            Total investments in securities
              (cost $116,832) (C).............................  $120,739
            Other assets and liabilities......................    (2,118)
                                                                --------
            Total net assets..................................  $118,621
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $116,832 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $4,037
      Unrealized depreciation..........................    (130)
                                                         ------
      Net unrealized appreciation......................  $3,907
                                                         ======

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $2,477, which represents 2.09% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $1,506.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      COMM  -- Community
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 96.8%
            AIRPORT REVENUES -- 2.4%
 $  200     Monroe County, NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 01/01/2014........................   $   210
    150     New York, NY,
              5.50%, IDA Terminal One Group Assoc Project
              01/01/2024......................................       158
                                                                 -------
                                                                     368
                                                                 -------
            GENERAL OBLIGATIONS -- 18.9%
  1,000     Nassau County, NY,
              5.00%, Tobacco Settlement Corp 06/01/2035.......       981
    250     New York, NY,
              3.70%, GO 08/01/2009 (L)........................       250
    380     New York, NY,
              5.75%, GO 03/01/2016............................       414
     45     New York, NY,
              5.75%, GO (Prerefunded with U.S. Gov't.
              Securities) 03/01/2016..........................        50
    450     New York, NY, GO,
              5.00%, 03/01/2030...............................       461
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 07/01/2030........................       258
    500     TSACS Inc,
              5.125%, GO 06/01/2042...........................       488
                                                                 -------
                                                                   2,902
                                                                 -------
            HEALTH CARE/SERVICES -- 9.9%
    125     Chemung County, NY,
              5.00%, IDA Civic Fac Rev Arnot Ogden Medical Ctr
              Constr 11/01/2034...............................       126
      5     New York Dorm Auth,
              5.00%, Mental Health Services Fac 02/15/2018....         5
    445     New York Dorm Auth,
              5.00%, Mental Health Services Fac (Prerefunded
              with U.S. Gov't. Securities) 02/15/2018.........       462
    400     New York Dorm Auth,
              5.00%, Rochester General Hospital 12/01/2025....       414
    200     New York Dorm Auth,
              5.25%, Methodist Hospital 07/01/2019............       209
    200     Saratoga, NY,
              5.00%, IDA Saratoga Hospital Proj 12/01/2014....       205
    100     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 01/01/2024............       105
                                                                 -------
                                                                   1,526
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 27.9%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              07/01/2022......................................       257

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION -- (CONTINUED)
 $  250     Erie County, NY,
              6.75% IDA Charter School Applied Tech Proj-A
              06/01/2020......................................   $   246
    110     New York Dorm Auth,
              5.00%, Fordham Univ FGIC (Prerefunded with U.S.
              Gov't. Securities) 07/01/2020...................       117
     80     New York Dorm Auth,
              5.00%, Fordham University FGIC 07/01/2020.......        83
    400     New York Dorm Auth,
              5.00%, Mount St Mary College 07/01/2027.........       412
    450     New York Dorm Auth,
              5.00%, State Univ Dorm Fac 07/01/2032...........       478
    450     New York Dorm Auth,
              5.125%, St Barnabas FHA AMBAC 02/01/2022........       471
    135     New York Dorm Auth,
              5.25%, Rochester University 07/01/2022..........       143
    250     New York Dorm Auth,
              5.25%, Upstate Comm College 07/01/2021..........       265
    250     New York Dorm Auth,
              5.50%, Brooklyn Law School 07/01/2019...........       267
    425     New York Dorm Auth,
              5.50%, Court Fac 05/15/2020.....................       466
    200     New York Dorm Auth,
              5.50%, Winthrop South Nassau University
              07/01/2023......................................       206
    200     Otsego County, NY,
              6.00%, IDA Civic Fac Rev Hartwick College Proj
              07/01/2011......................................       210
    450     St. Lawrence, NY,
              5.00%, IDA Civic Fac Rev Clarkson Univ Proj
              07/01/2023......................................       459
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       111
    100     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12/01/2014......................................       108
                                                                 -------
                                                                   4,299
                                                                 -------
            HOUSING (HFA'S, ETC.) -- 5.5%
    175     Cattaraugus County, NY,
              5.10%, 05/01/2031...............................       175
    200     Grand Central, NY,
              5.00%, Dist Management Assoc. Inc. Ref Capital
              Business Improvement 01/01/2022.................       207
    425     New York Urban Dev Corp Rev,
              5.50%, Personal Income Tax FGIC 03/15/2017......       466
                                                                 -------
                                                                     848
                                                                 -------
            INDUSTRIAL -- 6.3%
     45     Albany, NY,
              5.00%, IDA New Covenant Charter School
              05/01/2007......................................        44

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            INDUSTRIAL -- (CONTINUED)
 $  200     Liberty, NY,
              5.25%, Corp Dev Goldman Sachs Headquarters
              10/01/2035......................................   $   219
    250     New York, NY,
              3.73%, Transitional FA NYC Recovery 11/01/2022
              (L).............................................       250
    250     New York, NY,
              5.25%, IDA Civic Fac Rev YMCA of Greater NY Proj
              08/01/2021......................................       257
    200     Rensselaer County, NY,
              5.00%, Industrial Improvements 01/01/2036.......       205
                                                                 -------
                                                                     975
                                                                 -------
            MISCELLANEOUS -- 7.6%
    450     New York, NY,
              5.00%, Transitional FA Future Tax Secured
              08/01/2023......................................       467
    400     Tobacco Settlement FA of NY,
              5.50%, 06/01/2022...............................       426
    250     Virgin Islands Public FA,
              6.125%, Revhovenska Refinery 07/01/2022.........       272
                                                                 -------
                                                                   1,165
                                                                 -------
            POLLUTION CONTROL -- 4.0%
    450     New York Environmental Fac Corp,
              5.00%, 07/15/2026...............................       466
    150     Onondaga County, NY,
              4.875%, Indl Dev Agy Pollution Ctl Rev
              07/01/2041......................................       151
                                                                 -------
                                                                     617
                                                                 -------
            PUBLIC FACILITIES -- 3.4%
    500     Niagara Falls, NY,
              5.00%, School District Certificate Participation
              06/15/2028......................................       518
                                                                 -------
            TRANSPORTATION -- 6.3%
    450     New York Metropolitan Transportation Auth,
              5.125%, 11/15/2031..............................       462
    500     Suffolk County, NY,
              5.00%, Jeffersons Ferry Proj 11/01/2028.........       502
                                                                 -------
                                                                     964
                                                                 -------
            UTILITIES -- ELECTRIC -- 1.7%
    250     New York Energy Research & DA,
              5.30%, Elec Fac Rev Adj Long Island Lighting Co
              Proj 08/01/2025.................................       256

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- WATER AND SEWER -- 2.9%
 $  450     Jefferson County, NY,
              5.20%, IDA Waste Disposal 12/01/2020............   $   453
                                                                 -------
            Total municipal bonds
              (cost $14,593)..................................   $14,891
                                                                 -------
SHORT-TERM INVESTMENTS -- 2.2%
            FINANCE -- 2.2%
    331     Dreyfus Basic New York Municipal Money Market
              Fund, current Rate -- 3.17% (L).................       331
                                                                 -------
            Total short-term investments
              (cost $331).....................................   $   331
                                                                 -------
            Total investments in securities
              (cost $14,924) (C)..............................   $15,222
            Other assets and liabilities......................       168
                                                                 -------
            Total net assets..................................   $15,390
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $14,924 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $326
      Unrealized depreciation............................   (28)
                                                           ----
      Net unrealized appreciation........................  $298
                                                           ====

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 0.1%
            GENERAL OBLIGATIONS -- 0.1%
$  1,250    Oregon School Boards Association,
              4.76%, Taxable Pension 06/30/2028...............  $    1,104
                                                                ----------
            Total municipal bonds
              (cost $1,250)...................................  $    1,104
                                                                ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 13.2%
            FINANCE -- 12.9%
   2,475    AmeriCredit Automobile Receivables Trust,
              2.87%, 02/07/2011...............................  $    2,424
   1,672    AmeriCredit Automobile Receivables Trust,
              5.20%, 03/06/2011...............................       1,659
  47,215    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12/10/2042 (P)...........................         955
  20,280    Banc of America Commercial Mortgage, Inc.,
              4.52%, 09/11/2036 (I)(P)........................         791
   4,120    Banc of America Commercial Mortgage, Inc.,
              5.74%, 05/10/2045 series 2006-2 class A4 (L)....       4,150
   3,990    Banc of America Commercial Mortgage, Inc.,
              6.12%, 07/10/2044...............................       4,010
     800    Bank One Issuance Trust,
              4.77%, 02/16/2016...............................         752
  13,842    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.07%, 07/11/2042 (P)...........................         464
  11,016    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11/11/2041 (P)...........................         312
  25,759    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 02/11/2041 (I)(P)........................         583
   1,150    Capital One Auto Finance Trust,
              4.32%, 05/15/2010...............................       1,125
  10,491    CBA Small Balance Commercial Mortgage,
              7.00%, 06/01/2036 (I)(P)........................         690
  14,246    CBA Small Balance Commercial Mortgage,
              7.00%, 07/25/2035 (I)(P)........................         699
   2,290    Citibank Credit Card Issuance Trust,
              5.70%, 05/15/2013...............................       2,289
   3,130    Citigroup Commercial Mortgage Trust,
              5.25%, 04/15/2040...............................       3,089
   1,300    CNH Equipment Trust,
              4.02%, 04/15/2009...............................       1,285
     570    Connecticut RRB Special Purpose Trust CL&P,
              6.21%, 12/30/2011...............................         585
     291    Conseco Finance Securitizations Corp.,
              5.79%, 05/01/2033...............................         290
     299    Countrywide Asset-Backed Certificates,
              5.46%, 07/25/2035...............................         293

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$  2,150    Countrywide Financial Corp.,
              6.25%, 05/15/2016...............................  $    2,140
  40,963    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.39%, 07/15/2037 (I)(P)........................       1,171
   3,420    Credit Suisse Mortgage Capital Certificate,
              5.83%, 06/15/2038 (L)...........................       3,463
     379    CS First Boston Mortgage Securities Corp.,
              2.08%, 05/15/2038...............................         366
     418    CS First Boston Mortgage Securities Corp.,
              4.51%, 07/15/2037...............................         404
   2,700    CS First Boston Mortgage Securities Corp.,
              4.69%, 04/15/2037...............................       2,589
   1,770    DB Master Finance LLC,
              5.78%, 06/20/2031 (I)...........................       1,772
  70,663    GE Business Loan Trust,
              6.14%, 05/15/2034 (P)...........................         983
   2,063    GE Business Loan Trust,
              6.37%, 05/15/2034 (L)...........................       2,063
   2,500    GE Capital Commercial Mortgage Corp.,
              4.12%, 03/10/2040...............................       2,399
   2,700    GE Capital Commercial Mortgage Corp.,
              4.71%, 05/10/2043...............................       2,631
  12,285    GMAC Commercial Mortgage Securities, Inc.,
              4.10%, 12/10/2041 (P)...........................         293
  30,232    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 08/10/2038 (I)(P)........................         340
   1,650    Goldman Sachs Mortgage Securities Corp. II,
              4.60%, 08/10/2038...............................       1,614
      63    Green Tree Financial Corp.,
              6.27%, 06/01/2030...............................          63
     328    Green Tree Financial Corp.,
              7.24%, 06/15/2028...............................         337
   1,975    Greenwich Capital Commercial Funding Corp.,
              6.11%, 06/10/2016...............................       2,015
   3,250    Greenwich Capital Commercial Mortgage Trust,
              5.12%, 04/10/2037 (L)...........................       3,203
     765    Home Equity Asset Trust,
              4.75%, 06/27/2035 (I)...........................         757
     620    Hyundai Auto Receivables Trust,
              5.29%, 06/25/2014...............................         617
  23,211    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.68%, 01/15/2038 (I)(P)........................         767
  55,221    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 01/15/2042 (P)...........................         882
 103,214    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 08/12/2037 (P)...........................         446

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  1,900    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.87%, 03/15/2046...............................  $    1,834
     800    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.44%, 12/12/2044...............................         797
   4,120    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.47%, 04/15/2043 (L)...........................       4,044
   1,580    JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.82%, 05/12/2034...............................       1,593
   1,154    LB-UBS Commercial Mortgage Trust,
              2.72%, 03/15/2027...............................       1,119
   1,590    LB-UBS Commercial Mortgage Trust,
              3.34%, 09/15/2027...............................       1,540
   1,240    Lehman Brothers Small Balance Commercial,
              5.52%, 09/25/2030...............................       1,190
      18    Long Beach Asset Holdings Corp.,
              4.12%, 02/25/2035 (I)...........................          18
   1,025    MBNA Corp.,
              4.30%, 02/15/2011...............................       1,005
   1,460    MBNA Credit Card Master Note Trust,
              4.10%, 10/15/2012...............................       1,400
   2,400    MBNA Credit Card Master Note Trust,
              4.50%, 01/15/2013...............................       2,331
     417    Merrill Lynch Mortgage Trust,
              4.56%, 06/12/2043...............................         403
  43,133    Merrill Lynch Mortgage Trust,
              4.57%, 06/12/2043 (P)...........................       1,199
   2,040    Merrill Lynch/Countrywide Commercial Mortgage,
              5.91%, 06/12/2046...............................       2,076
     592    Morgan Stanley Auto Loan Trust,
              5.00%, 03/15/2012 (I)...........................         586
   3,650    Morgan Stanley Capital I,
              5.98%, 08/14/2041...............................       3,667
  12,535    Morgan Stanley Dean Witter Capital I,
              0.457%, 08/25/2032 (H)(P).......................          --
   1,121    Morgan Stanley Dean Witter Capital I,
              7.61%, 04/30/2039 (I)(L)........................       1,127
   8,900    Morgan Stanley Dean Witter Capital I,
              8.05%, 08/25/2032 (H)(P)........................         150
   1,225    Navistar Financial Corp. Owner Trust,
              3.53%, 10/15/2012...............................       1,178
     650    Popular ABS Mortgage Pass-Through Trust,
              4.75%, 12/25/2034...............................         616
     540    Popular ABS Mortgage Pass-Through Trust,
              5.42%, 04/25/2035...............................         524
   1,125    Providian Gateway Master Trust,
              3.35%, 09/15/2011 (I)...........................       1,098
   1,430    Providian Master Note Trust,
              5.92%, 03/16/2015 (L)...........................       1,430

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
$  1,750    PSE&G Transition Funding LLC,
              6.45%, 03/15/2013...............................  $    1,820
     800    Renaissance Home Equity Loan Trust,
              5.36%, 05/25/2035...............................         782
   1,260    Renaissance Home Equity Loan Trust,
              5.75%, 05/25/2036 (L)...........................       1,249
     550    Residential Asset Mortgage Products, Inc.,
              4.98%, 08/25/2034...............................         534
     111    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 05/25/2030...............................         110
   1,450    USAA Auto Owner Trust,
              5.04%, 12/15/2011...............................       1,440
  10,001    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 02/15/2041 (I)(P)........................         305
  42,959    Wachovia Bank Commercial Mortgage Trust,
              4.48%, 05/15/2044 (I)(P)........................       1,173
     417    Wachovia Bank Commercial Mortgage Trust,
              4.52%, 05/15/2044...............................         402
   1,375    Wachovia Bank Commercial Mortgage Trust,
              4.72%, 01/15/2041...............................       1,331
   2,650    Wachovia Bank Commercial Mortgage Trust,
              5.42%, 01/15/2045...............................       2,635
   4,120    Wachovia Bank Commercial Mortgage Trust,
              5.56%, 03/15/2045 (L)...........................       4,068
                                                                ----------
                                                                   104,534
                                                                ----------
            TRANSPORTATION -- 0.2%
   1,075    Continental Airlines, Inc.,
              6.70%, 06/15/2021...............................       1,080
     826    Continental Airlines, Inc.,
              8.05%, 05/01/2022...............................         872
                                                                ----------
                                                                     1,952
                                                                ----------
            UTILITIES -- 0.1%
     805    Pacific Gas & Electric Energy Recovery Funding
              LLC,
              3.87%, 06/25/2011...............................         787
                                                                ----------
            Total asset & commercial mortgage backed
              securities
              (cost $108,388).................................  $  107,273
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 22.2%
            BASIC MATERIALS -- 1.0%
   2,420    Falconbridge Ltd.,
              7.25%, 07/15/2012...............................  $    2,533
     491    Fortune Brands, Inc.,
              5.125%, 01/15/2011..............................         476
   1,260    Noranda, Inc.,
              6.20%, 06/15/2035...............................       1,131
   1,550    Teck Cominco Ltd.,
              5.375%, 10/01/2015 (G)..........................       1,456

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             BASIC MATERIALS -- (CONTINUED)
 $  1,250    Teck Cominco Ltd.,
               6.125%, 10/01/2035..............................  $    1,127
    1,000    Westvaco Corp.,
               7.95%, 02/15/2031 (G)...........................       1,064
                                                                 ----------
                                                                      7,787
                                                                 ----------
             CAPITAL GOODS -- 0.5%
    3,775    United Technologies Corp.,
               6.05%, 06/01/2036...............................       3,786
                                                                 ----------
             CONSUMER CYCLICAL -- 1.1%
    1,110    DaimlerChrysler Corp.,
               7.45%, 03/01/2027...............................       1,149
    3,878    DaimlerChrysler NA Holdings Corp.,
               5.875%, 03/15/2011..............................       3,845
    1,500    Federated Department Stores, Inc.,
               7.00%, 02/15/2028...............................       1,537
      710    Foster's Finance Corp.,
               4.875%, 10/01/2014 (I)..........................         656
    1,600    JC Penney Inc.,
               7.625%, 03/01/2097..............................       1,609
                                                                 ----------
                                                                      8,796
                                                                 ----------
             CONSUMER STAPLES -- 0.6%
    2,237    Diageo Finance B.V.,
               5.50%, 04/01/2013...............................       2,203
    1,865    SABMiller,
               6.20%, 07/01/2011 (I)...........................       1,896
      550    Weyerhaeuser Co.,
               8.50%, 01/15/2025...............................         623
                                                                 ----------
                                                                      4,722
                                                                 ----------
             ENERGY -- 2.0%
    1,870    Amerada Hess Corp.,
               7.125%, 03/15/2033 (G)..........................       1,985
      400    Consumers Energy Co.,
               5.15%, 02/15/2017...............................         369
    1,095    Consumers Energy Co.,
               5.375%, 04/15/2013..............................       1,060
    1,215    Enterprise Products Operating L.P.,
               4.625%, 10/15/2009..............................       1,172
    1,150    Nexen, Inc.,
               7.875%, 03/15/2032..............................       1,310
    1,610    Petro-Canada,
               5.95%, 05/15/2035 (G)...........................       1,476
      540    Ras Laffan Liquefied Natural Gas Co., Ltd.,
               3.44%, 09/15/2009 (I)...........................         519
EUR 3,690    Ras Laffan Liquefied Natural Gas Co., Ltd.,
               5.30%, 09/30/2020 (I)...........................       3,484
    1,420    Repsol International Finance,
               4.625%, 10/08/2014..............................       1,791
      710    Smepra Energy,
               6.00%, 02/01/2013...............................         710
    1,785    Valero Energy Corp.,
               7.50%, 04/15/2032...............................       2,001
                                                                 ----------
                                                                     15,877
                                                                 ----------

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
             FINANCE -- 10.7%
 $  1,385    Aegon N.V.,
               5.75%, 12/15/2020...............................  $    1,347
    1,400    AES El Salvador,
               6.75%, 02/01/2016 (I)...........................       1,317
    2,708    Aetna, Inc.,
               5.75%, 06/15/2011...............................       2,714
    1,975    Aetna, Inc.,
               6.625%, 06/15/2036..............................       1,995
    2,508    American Express Credit Corp.,
               6.80%, 09/01/2066...............................       2,533
    3,200    Ameriprise Financial, Inc.,
               7.52%, 06/01/2066...............................       3,291
    3,110    Amvescap plc,
               4.50%, 12/15/2009...............................       2,996
    1,206    Amvescap plc,
               5.375%, 02/27/2013..............................       1,167
      915    Army Hawaii Family Housing,
               5.52%, 06/15/2050 (I)...........................         860
    1,950    BAC Capital Trust XI,
               6.625%, 05/23/2036..............................       1,987
    1,735    BAE Systems Holdings, Inc.,
               5.20%, 08/15/2015 (I)...........................       1,617
      950    Banco Nacional De Mtn Be,
               3.875%, 01/21/2009 (I)..........................         903
JPY 362,000  Bank Nederlandse Gemeenten,
               0.80%, 09/22/2008...............................       3,155
       80    Capital One Bank Corp.,
               4.88%, 05/15/2008 (G)...........................          79
    1,235    CIT Group, Inc.,
               4.125%, 11/03/2009 (G)..........................       1,184
JPY 295,200  Citigroup, Inc.,
               0.80%, 10/30/2008...............................       2,568
    1,490    Credit Suisse First Boston USA, Inc.,
               6.50%, 01/15/2012...............................       1,546
    1,355    ERAC USA Finance Co.,
               5.60%, 05/01/2015 (I)...........................       1,304
    1,740    ERP Operating L.P.,
               6.58%, 04/13/2015...............................       1,810
    3,270    Freddie Mac,
               5.25%, 07/18/2011...............................       3,265
    1,980    HSBC Holding plc,
               6.50%, 05/02/2036...............................       2,009
      750    Humana, Inc.,
               7.25%, 08/01/2006...............................         750
    1,490    ILFC E-Capital Trust II,
               6.25%, 12/21/2065 (I)...........................       1,437
JPY 454,000  Landwirtsch Rentenbank,
               0.65%, 09/30/2008...............................       3,943
    1,685    Lehman Brothers Holdings, Inc.,
               5.50%, 04/04/2016...............................       1,629
    1,800    Lincoln National Corp.,
               7.00%, 05/17/2066...............................       1,828
    1,830    Marsh & McLennan Cos.,
               5.75%, 09/15/2015...............................       1,752
    1,345    Merrill Lynch & Co.,
               4.125%, 09/10/2009 (G)..........................       1,294

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
 $  2,570    Merrill Lynch & Co.,
               6.05%, 05/16/2016...............................  $    2,576
      220    Metlife, Inc.,
               5.38%, 12/15/2012...............................         216
    2,205    Metlife, Inc.,
               5.70%, 06/15/2035...............................       2,020
    1,885    Morgan Stanley Dean Witter, Inc.,
               4.75%, 04/01/2014...............................       1,751
    2,032    MUFG Capital Finance I Ltd.,
               6.35%, 07/25/2049...............................       1,988
       75    National Rural Utilities,
               5.75%, 08/28/2009...............................          76
    2,110    Prudential Financial, Inc.,
               5.90%, 03/17/2036...............................       1,976
JPY 220,000  Rabobank Nederland,
               .20%, 06/20/2008................................       1,895
    1,813    Residential Capital Corp.,
               6.00%, 02/22/2011...............................       1,779
    2,270    Residential Capital Corp.,
               6.375%, 06/30/2010..............................       2,262
      200    Simon Property Group, Inc.,
               6.35%, 08/28/2012 (G)...........................         205
    1,820    Simon Property Group, Inc.,
               7.875%, 03/15/2016 (I)..........................       2,057
    1,692    St. Paul Travelers Cos.,
               6.75%, 06/20/2036...............................       1,732
    1,500    St. Paul Travelers Cos.,
               8.125%, 04/15/2010 (G)..........................       1,621
      930    TNK-BP Finance S.A.,
               7.50%, 07/18/2016 (I)...........................         940
      496    Travelers Property Casualty Corp.,
               5.00%, 03/15/2013...............................         469
    1,370    TuranAlem Finance B.V.,
               8.00%, 03/24/2014...............................       1,349
    1,005    Unitedhealth Group, Inc.,
               5.375%, 03/15/2016..............................         965
    1,990    USB Capital IX,
               6.19%, 03/29/2049...............................       1,973
    1,950    Washington Mutual Bank,
               5.95%, 05/20/2013...............................       1,949
    1,000    WellPoint, Inc.,
               6.80%, 08/01/2012...............................       1,052
    3,500    ZFS Finance USA,
               6.45%, 06/15/2016 (I)...........................       3,289
                                                                 ----------
                                                                     86,420
                                                                 ----------
             FOREIGN GOVERNMENTS -- 0.3%
      640    El Salvador (Republic of),
               8.25%, 04/10/2032 (I)...........................         691
    2,106    United Mexican States,
               5.625%, 01/15/2017..............................       2,022
                                                                 ----------
                                                                      2,713
                                                                 ----------
             HEALTH CARE -- 0.2%
    1,880    Cardinal Health, Inc.,
               5.85%, 12/15/2017...............................       1,813
                                                                 ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- 1.3%
$  2,110    Cox Communications, Inc.,
              5.45%, 12/15/2014 (G)...........................  $    1,967
     435    Electronic Data Systems,
              3.875%, 07/15/2023..............................         436
     775    FedEx Corp.,
              3.50%, 04/01/2009...............................         737
   1,975    Marriott International,
              6.20%, 06/15/2016...............................       1,962
     813    Mashantucket Western Pequot Revenue Bond,
              5.91%, 09/01/2021 (I)...........................         765
   1,800    Time Warner Entertainment Co. L.P.,
              8.375%, 07/15/2033..............................       2,031
   1,164    Viacom, Inc.,
              5.75%, 04/30/2011 (I)...........................       1,142
   2,000    Viacom, Inc.,
              6.875%, 04/30/2036 (I)..........................       1,918
                                                                ----------
                                                                    10,958
                                                                ----------
            TECHNOLOGY -- 2.5%
   1,352    AT&T, Inc.,
              9.75%, 11/15/2031...............................       1,577
     685    Bellsouth Capital Funding,
              7.875%, 02/15/2030 (G)..........................         757
   2,850    Cingular Wireless Services, Inc.,
              8.75%, 03/01/2031...............................       3,529
   1,241    Cisco Systems, Inc.,
              5.50%, 02/22/2016...............................       1,207
   3,300    Nextel Communications,
              5.95%, 03/15/2014...............................       3,198
   1,055    Raytheon Co.,
              6.55%, 03/15/2010 (G)...........................       1,087
     655    Raytheon Co.,
              8.30%, 03/01/2010...............................         711
     685    TCI Communications, Inc.,
              8.75%, 08/01/2015...............................         787
   1,830    Telecom Italia Capital,
              7.20%, 07/18/2036...............................       1,866
   2,075    Tele-Communications, Inc.,
              7.875%, 08/01/2013..............................       2,253
   3,070    Telefonica Emisiones SAU,
              6.42%, 06/20/2016...............................       3,108
                                                                ----------
                                                                    20,080
                                                                ----------
            TRANSPORTATION -- 0.5%
   1,035    American Airlines, Inc.,
              7.86%, 10/01/2011...............................       1,087
   2,225    CSX Corp.,
              6.75%, 03/15/2011...............................       2,324
     745    Royal Caribbean Cruises,
              7.50%, 10/15/2027...............................         716
                                                                ----------
                                                                     4,127
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- 1.5%
$  1,314    Carolina Power & Light,
              5.25%, 12/15/2015...............................  $    1,259
   1,625    CenterPoint Energy, Inc.,
              6.85%, 06/01/2015...............................       1,681
   1,550    Commonwealth Edison,
              5.90%, 03/15/2036...............................       1,448
     565    Detroit Edison Co.,
              6.125%, 10/01/2010..............................         575
   1,395    Duke Energy Corp.,
              3.75%, 03/05/2008...............................       1,358
   1,170    Northern States Power Co.,
              6.25%, 06/01/2036...............................       1,191
     850    NorthWestern Corp.,
              7.30%, 12/01/2006 (I)...........................         853
   2,320    Ohio Edison Co.,
              6.875%, 07/15/2036 (G)..........................       2,415
     630    Puget Sound Energy, Inc.,
              7.96%, 02/22/2010...............................         675
     850    Texas-New Mexico Power Co.,
              6.125%, 06/01/2008..............................         848
     250    Westar Energy, Inc.,
              5.15%, 01/01/2017...............................         232
      75    Westar Energy, Inc.,
              6.00%, 07/01/2014 (G)...........................          75
                                                                ----------
                                                                    12,610
                                                                ----------
            Total corporate bonds: investment grade
              (cost $182,161).................................  $  179,689
                                                                ----------
 CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.9%
            BASIC MATERIALS -- 0.9%
   1,600    Equistar Chemicals L.P.,
              8.75%, 02/15/2009...............................  $    1,644
   1,360    Goodyear Tire & Rubber Co.,
              11.25%, 03/01/2011..............................       1,482
   1,900    Potlatch Corp.,
              13.00%, 12/01/2009..............................       2,228
     835    Vedanta Resources plc,
              6.625%, 02/22/2010 (I)..........................         800
   1,195    Verso Paper Holdings LLC,
              11.375%, 08/01/2016 (I).........................       1,189
                                                                ----------
                                                                     7,343
                                                                ----------
            CAPITAL GOODS -- 0.3%
   2,280    L-3 Communications Corp.,
              3.00%, 08/01/2035 (G)...........................       2,229
                                                                ----------
            CONSUMER CYCLICAL -- 0.7%
   1,975    Arvinmeritor, Inc.,
              8.75%, 03/01/2012 (G)...........................       1,911
   2,020    General Motors Corp.,
              6.375%, 05/01/2008 (G)..........................       1,919
   2,330    Technical Olympic USA, Inc.,
              8.25%, 04/01/2011 (I)...........................       2,138
                                                                ----------
                                                                     5,968
                                                                ----------

PRINCIPAL                                                          Market
AMOUNT (B)                                                       Value (W)
----------                                                       ----------
             CONSUMER STAPLES -- 0.1%
 $    925    Dole Food Co., Inc.,
               8.625%, 05/01/2009..............................  $      883
                                                                 ----------
             ENERGY -- 0.3%
      600    Chesapeake Energy Corp.,
               2.75%, 11/15/2035 (G)...........................         654
    1,146    Chesapeake Energy Corp.,
               2.75%, 11/15/2035 (I)(G)........................       1,249
      700    Naftogaz Ukrainy,
               8.125%, 09/30/2009..............................         673
                                                                 ----------
                                                                      2,576
                                                                 ----------
             FINANCE -- 1.3%
      495    American Real Estate Partners L.P.,
               7.125%, 02/15/2013..............................         486
JPY 500,000  Asian Development Bank,
               1.15%, 10/06/2008...............................       4,379
    3,480    Ford Motor Credit Co.,
               5.80%, 01/12/2009...............................       3,235
    2,960    General Motors Acceptance Corp.,
               6.875%, 09/15/2011..............................       2,866
                                                                 ----------
                                                                     10,966
                                                                 ----------
             HEALTH CARE -- 0.1%
      475    Select Medical Corp.,
               10.82%, 09/15/2015 (I)(L)(G)....................         425
                                                                 ----------
             SERVICES -- 0.5%
    3,080    Dex Media West LLC,
               9.875%, 08/15/2013..............................       3,319
      890    Hilton Hotels Corp.,
               7.625%, 12/01/2012..............................         928
                                                                 ----------
                                                                      4,247
                                                                 ----------
             TECHNOLOGY -- 1.2%
    1,870    Citizens Communications Co.,
               9.00%, 08/15/2031...............................       1,917
    1,085    Dobson Cellular Systems,
               8.375%, 11/01/2011 (I)..........................       1,123
    1,025    Intelsat Bermuda Ltd.,
               9.25%, 06/15/2016 (I)...........................       1,048
    1,980    Panamsat Corp.,
               9.00%, 06/15/2016 (I)...........................       2,022
    1,750    Qwest Communications International,
               7.50%, 02/15/2014 (G)...........................       1,715
      203    Sandisk Corp.,
               1.00%, 05/15/2013 (G)...........................         177
    1,325    Windstream Corp.,
               8.625%, 08/01/2016 (I)..........................       1,378
                                                                 ----------
                                                                      9,380
                                                                 ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT -- (CONTINUED)
            UTILITIES -- 0.5%
$  1,975    NRG Energy, Inc.,
              7.375%, 02/01/2016..............................  $    1,931
   1,935    Sithe/Independence Funding,
              9.00%, 12/30/2013...............................       2,072
                                                                ----------
                                                                     4,003
                                                                ----------
            Total corporate bonds: non-investment grade
              (cost $48,106)..................................  $   48,020
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 17.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
   8,800    Tennessee Valley Authority 4.75% 2025 (M).........  $    2,109
     250    Federal Home Loan Bank 6.045% 2007 (L)............         251
                                                                ----------
                                                                     2,360
                                                                ----------
            U.S. TREASURY SECURITIES -- 16.7%
   2,770    3.625% 2008 (O)...................................       3,527
  12,310    3.875% 2009 (O)...................................      15,734
  48,550    4.00% 2012........................................      46,149
   9,975    4.50% 2016 (G)....................................       9,608
   2,025    5.00% 2008........................................       2,026
  56,910    5.125% 2011.......................................      57,421
   1,230    5.375% 2031.......................................       1,272
                                                                ----------
                                                                   135,737
                                                                ----------
            Total U.S. government securities
              (cost $137,903).................................  $  138,097
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 34.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.0%
   3,800    4.10% 2014........................................  $    3,653
  12,595    4.50% 2018........................................      12,029
   3,145    5.033% 2035.......................................       3,077
  64,136    5.50% 2021 -- 2036 (Q)............................      62,479
  16,073    6.00% 2032 -- 2035................................      16,026
                                                                ----------
                                                                    97,264
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.9%
   9,399    4.50% 2035........................................       8,640
     774    4.684% 2034.......................................         751
   1,932    4.714% 2035.......................................       1,871
     968    4.716% 2035.......................................         940
     667    4.768% 2035.......................................         646
   1,722    4.797% 2035.......................................       1,671
   1,158    4.886% 2035.......................................       1,128
     862    4.926% 2035.......................................         834
   2,048    4.949% 2035.......................................       1,982
  39,514    5.00% 2018 -- 2036 (Q)............................      38,099
   1,365    5.091% 2035.......................................       1,329
  33,436    5.50% 2017 -- 2033 (Q)............................      32,902
  52,620    6.00% 2013 -- 2036 (Q)............................      52,321
   1,454    6.50% 2031 -- 2036 (Q)............................       1,472
     501    7.50% 2029 -- 2031................................         518
                                                                ----------
                                                                   145,104
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.4%
$  5,769    5.50% 2033 -- 2035................................  $    5,655
  17,672    6.00% 2032 -- 2036 (Q)............................      17,680
   4,212    6.50% 2028 -- 2032................................       4,298
                                                                ----------
                                                                    27,633
                                                                ----------
            SMALL BUSINESS ADMINISTRATION -- 1.3%
   1,930    5.57% 2026........................................       1,920
   1,930    5.64% 2026........................................       1,937
   1,779    5.82% 2026........................................       1,794
   1,792    5.87% 2026........................................       1,813
   1,585    6.07% 2026........................................       1,620
   1,809    6.14% 2022........................................       1,854
                                                                ----------
                                                                    10,938
                                                                ----------
            Total U.S. government agencies
              (cost $283,182).................................  $  280,939
                                                                ----------
SHORT-TERM INVESTMENTS -- 41.4%
            CAPITAL GOODS -- 1.0%
   8,000    Caterpillar, Inc.,
              5.25%, 08/04/2006...............................  $    7,995
                                                                ----------
            CONSUMER STAPLES -- 0.7%
   6,000    Cargill, Inc.,\
              5.25%, 08/03/2006...............................       5,997
                                                                ----------
            FINANCE -- 10.6%
   8,000    American Express Credit Corp.,
              5.23%, 08/01/2006...............................       7,999
   6,000    American General Finance,
              5.24%, 08/07/2006...............................       5,994
   4,000    American Honda Finance Corp.,
              5.24%, 08/09/2006...............................       3,995
   8,000    Bear Stearns & Co.,
              5.25%, 08/03/2006...............................       7,997
   8,000    Caylon North America,
              5.24%, 08/04/2006 (M)...........................       7,996
   8,000    Citigroup Funding, Inc.,
              5.24%, 08/04/2006...............................       7,995
   8,000    General Electric Capital Corp.,
              5.24%, 08/07/2006...............................       7,992
   8,000    Hsbc Finance Corp,
              5.24%, 08/07/2006...............................       7,992
   4,000    Merrill Lynch & Co., Inc.,
              5.25%, 08/04/2006...............................       3,998
   8,000    Toyota Motor Credit,
              5.24%, 08/03/2006...............................       7,997
   8,000    UBS Finance LLC,
              5.26%, 08/07/2006...............................       7,992
   8,000    Wells Fargo,
              5.26%, 08/02/2006...............................       7,998
                                                                ----------
                                                                    85,945
                                                                ----------
            REPURCHASE AGREEMENTS @ -- 10.4%
  30,980    BNP Paribas Repurchase Agreement,
              5.19%, 08/01/2006...............................      30,980
  30,201    RBS Greenwich Repurchase Agreement,
              5.19%, 08/01/2006...............................      30,201

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
$ 23,195    UBS Securities LLC Repurchase Agreement,
              5.19%, 08/01/2006...............................  $   23,195
                                                                ----------
                                                                    84,376
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.6%
 150,793    Navigator Prime Portfolio.........................     150,793
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.1%
$    650    US Treasury Bill,
              4.86%, 09/14/2006 (M)(S)........................  $      646
                                                                ----------
            Total short-term investments
              (cost $335,752).................................  $  335,752
                                                                ----------
            Total investments in securities
              (cost $1,096,742) (C)...........................  $1,090,874
            Other assets and liabilities......................    (279,867)
                                                                ----------
            Total net assets..................................  $  811,007
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.30% of total net assets at July 31, 2006.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      EUR  -- EURO
      JPY  -- Japanese Yen

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $1,097,984 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $  3,107
      Unrealized depreciation........................   (10,217)
                                                       --------
      Net unrealized depreciation....................  $ (7,110)
                                                       ========

 (G) Security is partially on loan at July 31, 2006.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD     SHARES/
      ACQUIRED     PAR                  SECURITY               COST BASIS
      --------   -------                --------               ----------
      04/2005-
      10/2005     8,900    Morgan Stanley Dean Witter Capital
                           I,
                           8.05%, 08/25/2032 -- Reg D             $147
      04/2005-
      10/2006    12,535    Morgan Stanley Dean Witter Capital
                           I,
                           0.457%, 08/25/2032 -- 144A               --

     The aggregate value of these securities at July 31, 2006 was $150, which represents 0.02% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $48,897, which represents 6.03% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2006 was $157,599.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2006.

                 FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                    UNREALIZED
                                                        NUMBER OF                                                  APPRECIATION
DESCRIPTION                                             CONTRACTS         POSITION           EXPIRATION           (DEPRECIATION)
-----------                                             ---------         --------         --------------         --------------
CBT 2 Year U.S. Treasury Note futures contracts             225             long           September 2006              $ 27
CBT 5 Year U.S. Treasury Note futures contracts             325             long           September 2006              $ 30
U.S. Treasury Bond futures contracts                        200            short           September 2006               (13)
                                                                                                                       ----
                                                                                                                       $ 44
                                                                                                                       ====

     These contracts had a market value of $57,995 as of July 31, 2006.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                       -------------        -----------      ---------------
      BNP Paribas Repurchase Agreement............................  U.S. Treasury Bonds    7.25% - 8.125%      2021 - 2022
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Bills             5.06%             2007
      UBS Securities LLC Repurchase Agreement.....................  U.S. Treasury Bonds    7.875% - 8.75%      2020 - 2022

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Euro                                            Sell             $16,184         $15,800          09/01/06             $(384)
Euro                                             Buy              13,686          13,534          09/01/06               152
Japanese Yen                                    Sell               8,133           7,978          09/05/06              (155)
Japanese Yen                                     Buy               4,110           4,056          09/05/06                54
                                                                                                                       -----
                                                                                                                       $(333)
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.0%
            FINANCE -- 1.0%
 $ 1,988    Spirit Master Funding LLC,
              5.76%, 03/20/2021 (I)...........................  $  1,959
                                                                --------
            Total asset & commercial mortgage
              backed securities
              (cost $1,988)...................................  $  1,959
                                                                --------
U.S. GOVERNMENT SECURITIES -- 7.6%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 4.0%
            FEDERAL HOME LOAN BANK
   7,750    5.75% 2012 (G)....................................  $  7,938
                                                                --------
            U.S. TREASURY SECURITIES -- 3.6 %
            U.S. TREASURY NOTES
   4,200    2.00% 2016 (O)....................................     4,135
   3,000    4.875% 2011.......................................     2,996
                                                                --------
                                                                   7,131
                                                                --------
            Total U.S. government securities
              (cost $15,352)..................................  $ 15,069
                                                                --------
U.S. GOVERNMENT AGENCIES -- 83.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 26.4%
            MORTGAGE BACKED SECURITIES:
   1,342    6.00% 2032........................................  $  1,339
      71    7.00% 2029 -- 2031................................        74
     108    9.00% 2022........................................       116
      66    11.50% 2015 -- 2019...............................        71
      49    11.75% 2010 -- 2011...............................        53
      16    12.50% 2019.......................................        17
                                                                --------
                                                                   1,670
                                                                --------
            NOTES:
   7,860    5.00% 2010........................................     7,755
   3,000    5.125% 2011.......................................     2,981
   1,000    5.75% 2016........................................     1,011
   9,292    6.00% 2017........................................     9,398
                                                                --------
                                                                  21,145
                                                                --------
            REMIC -- PAC'S:
   8,000    6.00% 2032........................................     7,990
                                                                --------
            REMIC -- Z BONDS:
  21,090    6.50% 2032 (R)....................................    21,533
                                                                --------
                                                                  52,338
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 47.0%
            MORTGAGE BACKED SECURITIES:
  11,929    5.49% 2036........................................    11,720
  12,866    5.50% 2015 -- 2036................................    12,511
   2,174    5.85% 2009........................................     2,178
  22,456    6.00% 2016 -- 2036................................    22,341
   1,307    6.01% 2009........................................     1,313
   1,035    6.36% 2008........................................     1,040
     906    6.50% 2013 -- 2015................................       919
   5,439    6.52% 2008........................................     5,464

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 $   129    7.50% 2030........................................  $    134
      24    8.00% 2025........................................        25
      50    8.50% 2022........................................        53
      41    9.00% 2020........................................        44
      18    9.75% 2020........................................        19
     157    10.00% 2020.......................................       172
      38    10.50% 2012 -- 2018...............................        43
       9    10.75% 2013.......................................        10
     182    11.00% 2015 -- 2020...............................       198
      37    11.25% 2013.......................................        39
       9    11.50% 2015.......................................         9
      21    12.00% 2014.......................................        22
      68    12.50% 2015.......................................        74
                                                                --------
                                                                  58,328
                                                                --------
            NOTES:
   9,000    5.05% 2009........................................     8,943
   1,000    5.375% 2016.......................................       998
  10,500    6.25% 2029........................................    11,515
                                                                --------
                                                                  21,456
                                                                --------
            REMIC -- PAC'S:
  11,331    6.00% 2016........................................    11,424
   1,351    6.50% 2012........................................     1,370
                                                                --------
                                                                  12,794
                                                                --------
                                                                  92,578
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.8%
            MORTGAGE BACKED SECURITIES:
     479    6.00% 2034........................................       479
   4,290    6.50% 2031 -- 2032................................     4,372
      53    7.00% 2030........................................        55
     119    8.00% 2022........................................       126
     437    9.50% 2016 -- 2019................................       475
      34    11.00% 2015 -- 2018...............................        38
                                                                --------
                                                                   5,545
                                                                --------
            OTHER GOVERNMENT AGENCIES -- 7.2%
            SMALL BUSINESS ADMINISTRATION:
   2,941    5.66% 2022........................................     2,956
   2,737    5.82% 2026........................................     2,760
   3,034    5.98% 2022........................................     3,079
   2,439    6.07% 2026........................................     2,493
   2,836    6.14% 2022........................................     2,906
                                                                --------
                                                                  14,194
                                                                --------
            Total U.S. government agencies
              (cost $166,099).................................  $164,655
                                                                --------
            Total long-term investments
              (cost $183,439).................................  $181,683
                                                                --------
SHORT-TERM INVESTMENTS -- 12.7%
            CONSUMER CYCLICAL -- 1.0%
   2,000    Target Corp.,
              5.22%, 08/07/2006...............................  $  1,998
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- 3.0%
 $ 2,000    Merrill Lynch & Co., Inc.,
              5.26%, 08/07/2006...............................  $  1,998
   2,000    Morgan Stanley,
              5.25%, 08/07/2006...............................     1,998
   2,000    Wells Fargo,
              5.22%, 08/08/2006...............................     1,998
                                                                --------
                                                                   5,994
                                                                --------
            REPURCHASE AGREEMENTS @ -- 4.8%
   3,473    BNP Paribas Repurchase Agreement,
              5.19%, 08/01/2006...............................     3,473
   3,386    RBS Greenwich Repurchase Agreement,
              5.19%, 08/01/2006...............................     3,386
   2,601    UBS Securities LLC Repurchase Agreement,
              5.19%, 08/01/2006...............................     2,601
                                                                --------
                                                                   9,460
                                                                --------
            U.S. GOVERNMENT SECURITIES -- 0.2 %
     400    US Treasury Bill,
              4.78%, 08/10/2006 (M)(S)........................       400
                                                                --------


 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.7%
   7,297    BNY Institutional Cash Reserve Fund...............     7,297
                                                                --------
            Total short-term investments
              (cost $25,149)..................................  $ 25,149
                                                                --------
            Total investments in securities
              (cost $208,588) (C).............................  $206,832
            Other assets & liabilities........................    (9,473)
                                                                --------
            Total net assets..................................  $197,359
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $208,588 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $   612
      Unrealized depreciation.........................   (2,368)
                                                        -------
      Net unrealized depreciation.....................  $(1,756)
                                                        =======

 (G) Security is partially on loan at July 31, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2006, was $1,959, which represents 0.99% of total net assets.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (R) Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the coupon rate at which the additional principal is being accrued.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2006.

                 FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                       UNREALIZED
                             NUMBER OF                                APPRECIATION
      DESCRIPTION            CONTRACTS   POSITION     EXPIRATION     (DEPRECIATION)
      -----------            ---------   --------     ----------     --------------
      CBT 5 Year U.S.
        Treasury Note
        futures contracts       125        Long     September 2006        $131
      CBT 10 Year U.S.
        Treasury Note
        futures contracts        27        Long     September 2006          16
                                                                          ----
                                                                          $147
                                                                          ====

     These contracts had a market value of $15,890 as of July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                       -------------        -----------      ---------------
      BNP Paribas Repurchase Agreement............................  U.S. Treasury Bonds    7.25% - 8.125%      2021 - 2022
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Bills             5.06%             2007
      UBS Securities LLC Repurchase Agreement.....................  U.S. Treasury Bonds    7.875% - 8.75%      2020 - 2022

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.2%
            BASIC MATERIALS -- 5.7%
     70     Alcoa, Inc. ......................................  $  2,105
     31     Cameco Corp. .....................................     1,237
     38     Dow Chemical Co. .................................     1,297
     45     E.I. DuPont de Nemours & Co. .....................     1,785
     20     Kimberly-Clark Corp. .............................     1,215
     16     Precision Castparts Corp. ........................       942
                                                                --------
                                                                   8,581
                                                                --------
            CAPITAL GOODS -- 5.2%
     33     American Standard Cos., Inc. .....................     1,279
     66     Applied Materials, Inc. ..........................     1,045
     38     Caterpillar, Inc. ................................     2,658
     32     Goodrich Corp. ...................................     1,296
     38     Pitney Bowes, Inc. ...............................     1,566
                                                                --------
                                                                   7,844
                                                                --------
            CONSUMER CYCLICAL -- 6.0%
     26     Altria Group, Inc. ...............................     2,079
     40     Federated Department Stores, Inc. ................     1,411
     37     McDonald's Corp. .................................     1,324
     20     NIKE, Inc. Class B................................     1,556
     94     Safeway, Inc. ....................................     2,625
                                                                --------
                                                                   8,995
                                                                --------
            CONSUMER STAPLES -- 4.7%
     34     Campbell Soup Co. ................................     1,254
     46     Kellogg Co. ......................................     2,206
     56     PepsiCo, Inc. ....................................     3,530
                                                                --------
                                                                   6,990
                                                                --------
            ENERGY -- 10.2%
     50     ConocoPhillips....................................     3,432
     92     Exxon Mobil Corp. ................................     6,232
     30     GlobalSantaFe Corp. ..............................     1,670
     37     Occidental Petroleum Corp. .......................     3,954
                                                                --------
                                                                  15,288
                                                                --------
            FINANCE -- 27.4%
     30     ACE Ltd. .........................................     1,520
     37     Aetna, Inc. ......................................     1,162
     25     Allstate Corp. ...................................     1,398
     36     American International Group, Inc. ...............     2,202
    116     Bank of America Corp. ............................     5,967
     43     Chubb Corp. ......................................     2,183
    110     Citigroup, Inc. ..................................     5,300
     39     Golden West Financial Corp. ......................     2,843
     17     Goldman Sachs Group, Inc. ........................     2,627
    122     Host Hotels & Resorts, Inc. ......................     2,590
     44     JP Morgan Chase & Co. ............................     1,990
     11     Merrill Lynch & Co., Inc. ........................       786
     41     National City Corp. ..............................     1,472
     15     PNC Financial Services Group, Inc. ...............     1,034
     16     SunTrust Banks, Inc. .............................     1,246
     17     UBS AG............................................       925

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     52     US Bancorp........................................  $  1,658
     11     Washington Mutual, Inc. ..........................       512
     20     Wellpoint, Inc. (D)...............................     1,468
     28     Wells Fargo & Co. ................................     1,997
                                                                --------
                                                                  40,880
                                                                --------
            HEALTH CARE -- 9.6%
     32     Abbott Laboratories...............................     1,505
     47     Baxter International, Inc. .......................     1,991
     84     Boston Scientific Corp. (D) ......................     1,429
    143     CVS Corp. ........................................     4,682
     66     Pfizer, Inc. .....................................     1,703
     61     Wyeth.............................................     2,971
                                                                --------
                                                                  14,281
                                                                --------
            SERVICES -- 4.1%
     50     Comcast Corp. Class A (D).........................     1,705
    316     Sun Microsystems, Inc. (D)........................     1,374
     87     Time Warner, Inc. ................................     1,439
     22     United Parcel Service, Inc. Class B...............     1,530
                                                                --------
                                                                   6,048
                                                                --------
            TECHNOLOGY -- 14.4%
    137     AT&T, Inc. .......................................     4,102
     18     Beckman Coulter, Inc. ............................     1,031
    126     BellSouth Corp. ..................................     4,947
     71     Cisco Systems, Inc. (D)...........................     1,262
      4     Embarq Corp. .....................................       176
    149     EMC Corp. (D).....................................     1,512
     77     General Electric Co. .............................     2,530
     23     Hewlett-Packard Co. ..............................       731
     24     Lockheed Martin Corp. ............................     1,920
     76     Motorola, Inc. ...................................     1,721
     78     Sprint Nextel Corp. ..............................     1,536
                                                                --------
                                                                  21,468
                                                                --------
            TRANSPORTATION -- 4.4%
     35     AMR Corp. (D)(G)..................................       779
     47     General Dynamics Corp. ...........................     3,163
    150     Southwest Airlines Co. ...........................     2,704
                                                                --------
                                                                   6,646
                                                                --------
            UTILITIES -- 5.5%
     24     Dominion Resources, Inc. .........................     1,848
      8     Entergy Corp. ....................................       632
     34     Exelon Corp. .....................................     1,986
     28     FPL Group, Inc. ..................................     1,186
     30     SCANA Corp. ......................................     1,196
     21     TXU Corp. ........................................     1,371
                                                                --------
                                                                   8,219
                                                                --------
            Total common stock
              (cost $126,338).................................  $145,240
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 2.3%
            REPURCHASE AGREEMENTS @ -- 2.0%
 $1,069     Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  1,069
    230     BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       230
    444     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       444
    634     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................       634
     23     UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        23
    617     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       617
                                                                --------
                                                                   3,017
                                                                --------
                                                                MARKET
SHARES                                                          VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.3%
    377     BNY Institutional Cash Reserve Fund...............  $    377
                                                                --------
            Total short-term investments
              (cost $3,394)...................................  $  3,394
                                                                --------
            Total investments in securities
              (cost $129,732) (C).............................  $148,634
            Other assets & liabilities........................       811
                                                                --------
            Total net assets..................................  $149,445
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.45% of total net assets at July 31, 2006.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $129,886 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $21,639
      Unrealized depreciation.........................   (2,891)
                                                        -------
      Net unrealized appreciation.....................  $18,748
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                         SECURITY            COUPON       EXPIRATION
                                                                           TYPE               RATE           DATE
                                                                         --------            ------       ----------
      Bank of America Securities Joint Repurchase Agreement.......  FNMA                         5.50%          2035
      BNP Paribas Triparty Joint Repurchase Agreement.............  FHLMC                 4.00% - 7.00%   2008 - 2033
                                                                    FNMA                  4.00% - 7.00%   2033 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                 4.50% - 7.50%   2006 - 2007
                                                                    GNMA                         5.50%          2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                 4.00% - 6.50%   2010 - 2036
                                                                    FNMA                  4.50% - 6.50%   2009 - 2036
      UBS Securities LLC Tri Party Joint Repurchase Agreement.....  FHLMC                 4.50% - 7.50%   2018 - 2036
                                                                    FNMA                  4.00% - 11.00%  2008 - 2035
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bond          3.875%          2029

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 7.6%
    211     Alcoa, Inc. ......................................  $  6,313
     24     Arch Coal, Inc. ..................................       914
      2     Arkema ADR (D)....................................        92
     23     Century Aluminum Co. (D)..........................       722
    206     Chemtura Corp. ...................................     1,769
     32     Cytec Industries, Inc. ...........................     1,725
     39     DuPont (E.I.) de Nemours & Co. ...................     1,527
     63     Michelin (C.G.D.E.) Class B (A)...................     3,813
    141     Smurfit-Stone Container Corp. (D).................     1,426
     59     Temple-Inland, Inc. ..............................     2,497
                                                                --------
                                                                  20,798
                                                                --------
            CAPITAL GOODS -- 5.0%
     26     Alliant Techsystems, Inc. (D).....................     2,076
     33     Black & Decker Corp. .............................     2,313
    158     Goodrich Corp. ...................................     6,395
     29     Kennametal, Inc. .................................     1,544
     42     Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     1,339
                                                                --------
                                                                  13,667
                                                                --------
            CONSUMER CYCLICAL -- 7.8%
    150     American Axle & Manufacturing Holdings, Inc. .....     2,449
    304     Foot Locker, Inc. ................................     8,268
     90     Lear Corp. (G)....................................     2,029
     15     Newell Rubbermaid, Inc. ..........................       401
    207     Ruby Tuesday, Inc. ...............................     4,548
     88     TRW Automotive Holdings Corp. (D).................     2,277
     26     Walter Industries(G)..............................     1,173
                                                                --------
                                                                  21,145
                                                                --------
            ENERGY -- 10.9%
     90     Exxon Mobil Corp. ................................     6,124
     34     GlobalSantaFe Corp. ..............................     1,857
     33     Marathon Oil Corp. ...............................     2,973
     39     Noble Corp. ......................................     2,820
     62     Noble Energy, Inc. ...............................     3,113
    190     Talisman Energy, Inc. ............................     3,235
     99     Total S.A. ADR....................................     6,751
    122     UGI Corp. ........................................     3,024
                                                                --------
                                                                  29,897
                                                                --------
            FINANCE -- 27.8%
    151     ACE Ltd. .........................................     7,760
     69     Aetna, Inc. ......................................     2,182
     52     Allstate Corp. ...................................     2,949
     31     AMBAC Financial Group, Inc. ......................     2,560
     52     American International Group, Inc. ...............     3,137
    332     Apollo Investment Corp. ..........................     6,392
    281     Bank of America Corp. ............................    14,471
     81     Capital One Financial Corp. ......................     6,227
     34     CIT Group, Inc. ..................................     1,575
    183     Citigroup, Inc. ..................................     8,844
     44     Everest Re Group Ltd. ............................     4,153
     36     ING Groep N.V.-Sponsored ADR......................     1,450

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
    133     KKR Financial Corp. ..............................  $  3,071
     96     Platinum Underwriters Holdings Ltd. ..............     2,716
    145     Royal Bank of Scotland Group plc (A)..............     4,728
     39     UBS AG............................................     2,138
     99     UnumProvident Corp. ..............................     1,613
                                                                --------
                                                                  75,966
                                                                --------
            HEALTH CARE -- 8.5%
     28     Astellas Pharma, Inc. (A).........................     1,116
    258     Boston Scientific Corp. (D).......................     4,390
     63     Cooper Companies, Inc. ...........................     2,763
     45     GlaxoSmithKline plc (A)...........................     1,248
     24     GlaxoSmithKline plc ADR...........................     1,322
    154     Impax Laboratories, Inc. (D)......................       746
     18     Sanofi-Aventis S.A. (A)...........................     1,749
    104     Sanofi-Aventis S.A. ADR...........................     4,919
    100     Wyeth.............................................     4,852
                                                                --------
                                                                  23,105
                                                                --------
            SERVICES -- 6.8%
     42     Avid Technology, Inc. (D)(G)......................     1,494
     61     Comcast Corp. Class A (D).........................     2,094
    169     Comcast Corp. Special Class A (D).................     5,807
     61     Entercom Communications Corp......................     1,538
     33     Liberty Global, Inc. (D)..........................       711
     43     Liberty Global, Inc. Class C (D)..................       912
     49     R.H. Donnelley Corp...............................     2,553
    103     Time Warner, Inc..................................     1,704
    355     Unisys Corp. (D)..................................     1,818
                                                                --------
                                                                  18,631
                                                                --------
            TECHNOLOGY -- 18.9%
     74     Arrow Electronics, Inc. (D).......................     2,080
    253     Cinram International Income Fund..................     5,766
    540     Cisco Systems, Inc. (D)...........................     9,643
     16     Embarq Corp. .....................................       736
     79     Fairchild Semiconductor International, Inc. (D)...     1,286
    178     Flextronics International Ltd. (D)................     2,017
      5     MEMC Electronic Materials, Inc. (D)...............       158
    171     Microsoft Corp. ..................................     4,114
     78     NCR Corp. (D).....................................     2,507
    183     Powerwave Technologies, Inc. (D)..................     1,455
     56     QLogic Corp. (D)..................................       971
    117     Reynolds & Reynolds Co. Class A...................     4,137
     45     Seagate Technology................................     1,051
    165     Sprint Nextel Corp. ..............................     3,273
    105     Symantec Corp. (D)................................     1,831
     59     Tektronix, Inc. ..................................     1,620
     80     Telefonaktiebolaget LM Ericsson ADR(G)............     2,531
    154     Tyco International Ltd. ..........................     4,020
     68     Verizon Communications, Inc. .....................     2,310
                                                                --------
                                                                  51,506
                                                                --------
            TRANSPORTATION -- 4.2%
     45     AirTran Holdings, Inc. (D)........................       562
      5     Continental Airlines, Inc. (D)(G).................       142
    177     UAL Corp. (D)(G)..................................     4,637

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 JULY 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- (CONTINUED)
     12     US Airways Group, Inc. (D)........................  $    562
     81     US Airways Group, Inc. -- Reg D (D) (J)...........     3,679
     51     Yellow Roadway Corp. (D)..........................     2,021
                                                                --------
                                                                  11,603
                                                                --------
            UTILITIES -- 0.4%
     33     PPL Corp. ........................................     1,129
                                                                --------
            Total common stock
              (cost $252,465).................................  $267,447
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.1%
            REPURCHASE AGREEMENTS @ -- 1.9%
 $1,866     Bank of America Securities Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................  $  1,866
    402     BNP Paribas TriParty Joint Repurchase Agreement,
              5.28%, 08/01/2006...............................       402
    775     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.28%, 08/01/2006...............................       775
  1,105     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.28%, 08/01/2006...............................     1,105
     40     UBS Securities LLC Joint Repurchase Agreement,
              5.23%, 08/01/2006...............................        40
  1,076     UBS Securities LLC TriParty Joint Repurchase
              Agreement,
              5.23%, 08/01/2006...............................     1,076
                                                                --------
                                                                   5,264
                                                                --------

SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.2%
  5,880     BNY Institutional Cash Reserve Fund...............     5,880
                                                                --------
            Total short-term investments
              (cost $11,144)..................................  $ 11,144
                                                                --------
            Total investments in securities
              (cost $263,609) (C).............................  $278,591
            Other assets & liabilities........................    (5,541)
                                                                --------
            Total net assets..................................  $273,050
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.96% of total net assets at July 31, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2006, was $12,654, which represents 4.63% of total net assets.

  (C)At July 31, 2006, the cost of securities for federal income tax purposes was $263,696 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 25,855
      Unrealized depreciation........................   (10,960)
                                                       --------
      Net unrealized appreciation....................  $ 14,895
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2006.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At July 31, 2006, the market value of these securities was $3,679, which represents 1.35% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                          SECURITY                  COUPON             EXPIRATION
                                                                            TYPE                     RATE                 DATE
                                                                          --------                  ------             ----------
Bank of America Securities Joint Repurchase Agreement                FNMA                                5.50%              2035
BNP Paribas Triparty Joint Repurchase Agreement                      FHLMC                         4.00%-7.00%         2008-2033
                                                                     FNMA                          4.00%-7.00%         2033-2036
Deutsche Bank Securities TriParty Joint Repurchase Agreement         FHLMC                         4.50%-7.50%         2006-2007
                                                                     GNMA                                5.50%              2036
Morgan Stanley & Co., Inc. TriParty Joint Repurchase
  Agreement                                                          FHLMC                         4.00%-6.50%         2010-2036
                                                                     FNMA                          4.50%-6.50%         2009-2036
UBS Securities LLC Tri Party Joint Repurchase Agreement              FHLMC                         4.50%-7.50%         2018-2036
                                                                     FNMA                         4.00%-11.00%         2008-2035
UBS Securities LLC Joint Repurchase Agreement                        U.S. Treasury Bond                 3.875%              2029

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell              $409            $407           08/01/2006              $(2)
Euro                                           Sell               406             405           08/02/2006               (1)
Japanese Yen                                    Buy                48              48           08/01/2006               --
Japanese Yen                                    Buy                36              36           08/02/2006               --
Japanese Yen                                    Buy                28              28           08/03/2006               --
                                                                                                                        ---
                                                                                                                        $(3)
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD MUTUAL FUNDS II, INC.


Date: September 18, 2006                By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: September 18, 2006                By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President


Date: September 18, 2006                By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                        Its: Vice President,
                                             Controller and Treasurer

                                  EXHIBIT LIST

99.CERT   10(a) Certifications

               (i) Section 302 certification of principal executive officer

               (ii) Section 302 certification of principal financial officer